UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	June 30, 2013

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
U.S. Privacy Policy	19
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Insight Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Insight Portfolio Class I	$1,000.00	$1,191.40	$1,019.64	$5.65	$5.21	1.04%
Insight Portfolio Class H	1,000.00	1,189.70	1,018.40	7.00	6.46	1.29
Insight Portfolio Class L	1,000.00	1,187.30	1,015.92	9.71	8.95	1.79

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of December 2011, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Insight Portfolio

	Shares	Value (000)
Common Stocks (95.1%)
Beverage: Brewers & Distillers (2.9%)
Big Rock Brewery, Inc. (Canada)	1,192	$18
Crimson Wine Group Ltd. (a)	4,362	37
		55
Beverage: Soft Drinks (2.4%)
PepsiCo, Inc.	546	45
Chemicals: Diversified (10.9%)
CF Industries Holdings, Inc.	403	69
Mosaic Co. (The)	1,493	80
Tronox Ltd., Class A	2,800	57
		206
Communications Technology (5.2%)
Motorola Solutions, Inc.	1,705	98
Computer Services, Software & Systems (4.4%)
MicroStrategy, Inc., Class A (a)	171	15
Solera Holdings, Inc.	1,239	69
		84
Computer Technology (3.2%)
Apple, Inc.	153	61
Consumer Lending (6.8%)
Berkshire Hathaway, Inc., Class B (a)	454	51
Brown & Brown, Inc.	1,255	41
RenaissanceRe Holdings Ltd.	429	37
		129
Consumer Services: Miscellaneous (3.3%)
Collectors Universe	2,384	32
Roundy's, Inc.	3,658	30
		62
Diversified Retail (4.3%)
Sears Canada, Inc. (Canada)	3,787	41
Steinway Musical Instruments, Inc. (a)	1,352	41
		82
Foods (9.8%)
Fiesta Restaurant Group, Inc. (a)	2,852	98
Nestle SA ADR (Switzerland)	1,340	88
		186
Home Building (4.0%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,327	51
NVR, Inc. (a)	26	24
		75
Insurance: Property-Casualty (9.8%)
Arch Capital Group Ltd. (a)	1,723	88
Progressive Corp. (The)	3,808	97
		185
Machinery: Agricultural (1.5%)
Douglas Dynamics, Inc.	2,260	29
Machinery: Industrial (0.8%)
Rexnord Corp. (a)	923	16
Office Supplies & Equipment (6.0%)
MICROS Systems, Inc. (a)	2,615	113
	Shares	Value (000)
Oil: Integrated (1.3%)
Phillips 66	419	$25
Pharmaceuticals (3.8%)
Abbott Laboratories	2,049	71
Real Estate (2.7%)
Howard Hughes Corp. (The) (a)	257	29
Tejon Ranch Co. (a)	827	23
		52
Restaurants (0.7%)
Second Cup Ltd. (The) (Canada)	3,247	13
Semiconductors & Components (9.9%)
First Solar, Inc. (a)	3,239	145
Tessera Technologies, Inc.	2,078	43
		188
Specialty Retail (1.4%)
Ignite Restaurant Group, Inc. (a)	1,446	27
Total Common Stocks (Cost $1,471)		1,802
	Face Amount (000)
Corporate Bond (0.9%)
Metals & Mining (0.9%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $19)	$19	18
	Shares
Short-Term Investment (6.2%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $117)	116,948	$117
Total Investments (102.2%) (Cost $1,607)		1,937
Liabilities in Excess of Other Assets (-2.2%)		(42)
Net Assets (100.0%)		$1,895

(a)  Non-income producing security.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.3%
Chemicals: Diversified	10.7
Semiconductors & Components	9.8
Foods	9.7
Insurance: Property-Casualty	9.7
Consumer Lending	6.7
Investment Companies	6.1
Office Supplies & Equipment	5.9
Communications Technology	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Insight Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,490)	$1,820
Investment in Security of Affiliated Issuer, at Value (Cost $117)	117
Total Investments in Securities, at Value (Cost $1,607)	1,937
Due from Adviser	39
Dividends Receivable	1
Interest Receivable	—	@
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	16
Total Assets	1,993
Liabilities:
Payable for Investments Purchased	80
Payable for Professional Fees	9
Payable for Custodian Fees	1
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	7
Total Liabilities	98
Net Assets	$1,895
Net Assets Consist of:
Paid-in-Capital	$1,494
Undistributed Net Investment Income	5
Accumulated Net Realized Gain	66
Unrealized Appreciation (Depreciation) on:
Investments	330
Foreign Currency Translations	(—	@)
Net Assets	$1,895
CLASS I:
Net Assets	$1,570
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	111,132
Net Asset Value, Offering and Redemption Price Per Share	$14.13
CLASS H:
Net Assets	$200
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	14,184
Net Asset Value, Redemption Price Per Share	$14.11
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.70
Maximum Offering Price Per Share	$14.81
CLASS L:
Net Assets	$125
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	8,858
Net Asset Value, Offering and Redemption Price Per Share	$14.07

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $@ of Foreign Taxes Withheld)	$11
Interest from Securities of Unaffiliated Issuers	—	@
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	11
Expenses:
Professional Fees	39
Registration Fees	22
Shareholder Reporting Fees	9
Advisory Fees (Note B)	6
Transfer Agency Fees (Note E)	5
Custodian Fees (Note F)	3
Pricing Fees	2
Administration Fees (Note C)	1
Distribution and Shareholder Services Fees — Class H (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Directors' Fees and Expenses	—	@
Other Expenses	4
Total Expenses	92
Expenses Reimbursed by Adviser (Note B)	(78)
Waiver of Advisory Fees (Note B)	(6)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	8
Net Investment Income	3
Realized Gain (Loss):
Investments Sold	47
Foreign Currency Transactions	(—	@)
Net Realized Gain	47
Change in Unrealized Appreciation (Depreciation):
Investments	196
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	196
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	243
Net Increase in Net Assets Resulting from Operations	$246

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3	$12
Net Realized Gain	47	95
Net Change in Unrealized Appreciation (Depreciation)	196	129
Net Increase in Net Assets Resulting from Operations	246	236
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Class H:
Net Investment Income	—	(10)
Net Realized Gain	—	(74)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Total Distributions	—	(86)
Capital Share Transactions:(1)
Class I:
Subscribed	1,436	—
Redeemed	(— @)	—
Class H:
Subscribed	33	100
Distributions Reinvested	—	83
Redeemed	(1,100)	—
Class L:
Subscribed	151	—
Redeemed	(39)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	481	183
Total Increase in Net Assets	727	333
Net Assets:
Beginning of Period	1,168	835
End of Period (Including Undistributed Net Investment Income of $5 and $2)	$1,895	$1,168
(1) Capital Share Transactions:
Class I:
Shares Subscribed	110	—
Shares Redeemed	(— @@)	—
Net Increase in Class I Shares Outstanding	110	—
Class H:
Shares Subscribed	2	9
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(85)	—
Net Increase (Decrease) in Class H Shares Outstanding	(83)	16
Class L:
Shares Subscribed	11	—
Shares Redeemed	(3)	—
Net Increase in Class L Shares Outstanding	8	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Insight Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.86		$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.17	(0.00	)‡
Net Realized and Unrealized Gain	2.24		2.59	0.06
Total from Investment Operations	2.27		2.76	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	—
Net Realized Gain	—		(0.82)	—
Total Distributions	—		(0.96)	—
Net Asset Value, End of Period	$14.13		$11.86	$10.06
Total Return++	19.14	%#	27.47%	0.60	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,570		$12	$10
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.04%+	1.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.49	%+*	1.47%+	(0.94	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	N/A
Portfolio Turnover Rate	16	%#	62%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	11.77	%*	11.61%	380.17	%*
Net Investment Loss to Average Net Assets	(10.24	)%*	(9.10)%	(380.06	)%*

^  Commencement of Operations.

‡  Amount is less than $0.005 per share.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Insight Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.86		$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		0.14	(0.00	)‡
Net Realized and Unrealized Gain	2.23		2.59	0.06
Total from Investment Operations	2.25		2.73	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	—
Net Realized Gain	—		(0.82)	—
Total Distributions	—		(0.93)	—
Net Asset Value, End of Period	$14.11		$11.86	$10.06
Total Return++	18.97	%#	27.21%	0.60	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$200		$1,144	$815
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.29%+	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.24	%+*	1.22%+	(1.19	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	N/A
Portfolio Turnover Rate	16	%#	62%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.02	%*	11.86%	380.42	%*
Net Investment Loss to Average Net Assets	(10.49	)%*	(9.35)%	(380.31	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Insight Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.85		$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		0.08	(0.00	)‡
Net Realized and Unrealized Gain	2.24		2.58	0.06
Total from Investment Operations	2.22		2.66	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	—
Net Realized Gain	—		(0.82)	—
Total Distributions	—		(0.87)	—
Net Asset Value, End of Period	$14.07		$11.85	$10.06
Total Return++	18.73	%#	26.52%	0.60	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$125		$12	$10
Ratio of Expenses to Average Net Assets (1)	1.79	%+*	1.79%+	1.80	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.26	)%+*	0.72%+	(1.70	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	N/A
Portfolio Turnover Rate	16	%#	62%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.52	%*	12.36%	380.92	%*
Net Investment Loss to Average Net Assets	(10.99	)%*	(9.85)%	(380.82	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Insight Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and cyclical franchise companies with market capitalizations within the range of companies included in the Russell 3000® Value Index. The Portfolio offers three classes of shares — Class I, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency and translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include,

but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverage: Brewers & Distillers	$55	$—	$—	$55
Beverage: Soft Drinks	45	—	—	45
Chemicals: Diversified	206	—	—	206
Communications Technology	98	—	—	98
Computer Services, Software & Systems	84	—	—	84
Computer Technology	61	—	—	61
Consumer Lending	129	—	—	129
Consumer Services: Miscellaneous	62	—	—	62
Diversified Retail	82	—	—	82
Foods	186	—	—	186
Home Building	75	—	—	75
Insurance: Property-Casualty	185	—	—	185
Machinery: Agricultural	29	—	—	29
Machinery: Industrial	16	—	—	16
Office Supplies & Equipment	113	—	—	113
Oil: Integrated	25	—	—	25
Pharmaceuticals	71	—	—	71
Real Estate	52	—	—	52
Restaurants	13	—	—	13
Semiconductors & Components	188	—	—	188
Specialty Retail	27	—	—	27
Total Common Stocks	1,802	—	—	1,802
Corporate Bond	—	18	—	18
Short-Term Investment — Investment Company	117	—	—	117
Total Assets	$1,919	$18	$—	$1,937

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–   investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S.

dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.30% for Class H shares and 1.80% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended

June 30, 2013, approximately $84,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund had adopted a Shareholder Services Plan with respect to Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $705,000 and $224,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$58	$633	$574	$—	@	$117

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$86	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)			Accumulated Net Realized Gain (000)		Paid-in- Capital (000)
$	(—	@)	$—	@	—

@ Amount is less than $500.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$22	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $360,000 and the aggregate gross unrealized depreciation is approximately $30,000 resulting in net unrealized appreciation of approximately $330,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 19.9%, 93.0% and 88.7%, for Class I, Class H and Class L shares, respectively.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6. HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

22

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIINSGTSAN
703933 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Growth Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,123.50	$1,021.32	$3.69	$3.51	0.70%
Growth Portfolio Class P	1,000.00	1,122.10	1,020.08	5.00	4.76	0.95
Growth Portfolio Class H	1,000.00	1,122.20	1,020.08	5.00	4.76	0.95
Growth Portfolio Class L	1,000.00	1,119.60	1,017.60	7.62	7.25	1.45

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Alternative Energy (1.4%)
Range Resources Corp.	160,086	$12,378
Asset Management & Custodian (2.5%)
BlackRock, Inc.	86,606	22,245
Automobiles (2.4%)
Tesla Motors, Inc. (a)	198,947	21,373
Biotechnology (3.4%)
Illumina, Inc. (a)	400,324	29,960
Cable Television Services (0.5%)
Charter Communications, Inc., Class A (a)	37,522	4,647
Chemicals: Diversified (2.8%)
Monsanto Co.	251,371	24,835
Commercial Services (1.2%)
Intertek Group PLC (United Kingdom)	242,407	10,777
Communications Technology (3.6%)
Motorola Solutions, Inc.	539,060	31,120
Computer Services, Software & Systems (19.5%)
Baidu, Inc. ADR (China) (a)	100,149	9,467
Facebook, Inc., Class A (a)	2,019,702	50,210
Google, Inc., Class A (a)	79,059	69,601
LinkedIn Corp., Class A (a)	78,814	14,053
Salesforce.com, Inc. (a)	489,484	18,688
Workday, Inc., Class A (a)	136,511	8,749
		170,768
Computer Technology (3.9%)
Apple, Inc.	61,123	24,209
Yandex N.V., Class A (Russia) (a)	359,597	9,936
		34,145
Consumer Lending (9.4%)
CME Group, Inc.	203,352	15,451
Mastercard, Inc., Class A	55,752	32,029
Visa, Inc., Class A	189,686	34,665
		82,145
Diversified Media (2.9%)
McGraw Hill Financial, Inc.	223,424	11,884
Naspers Ltd., Class N (South Africa)	178,861	13,209
		25,093
Diversified Retail (14.6%)
Amazon.com, Inc. (a)	252,809	70,203
Groupon, Inc. (a)	2,331,324	19,816
NetFlix, Inc. (a)	19,542	4,125
Priceline.com, Inc. (a)	41,193	34,072
		128,216
Drug & Grocery Store Chains (0.5%)
Whole Foods Market, Inc.	86,952	4,476
Financial Data & Systems (2.7%)
MSCI, Inc. (a)	294,344	9,793
Verisk Analytics, Inc., Class A (a)	225,098	13,438
		23,231
	Shares	Value (000)
Health Care Services (0.5%)
athenahealth, Inc. (a)	51,356	$4,351
Insurance: Multi-Line (1.2%)
American International Group, Inc. (a)	224,258	10,024
Insurance: Property-Casualty (3.9%)
Arch Capital Group Ltd. (a)	241,516	12,416
Progressive Corp. (The)	851,500	21,645
		34,061
Medical Equipment (3.0%)
Intuitive Surgical, Inc. (a)	51,190	25,932
Pharmaceuticals (5.5%)
Mead Johnson Nutrition Co.	273,608	21,678
Valeant Pharmaceuticals International, Inc. (Canada) (a)	311,904	26,849
		48,527
Radio & TV Broadcasters (0.5%)
Sirius XM Radio, Inc.	1,270,488	4,256
Recreational Vehicles & Boats (3.2%)
Edenred (France)	922,681	28,224
Restaurants (2.8%)
Starbucks Corp.	375,727	24,606
Semiconductors & Components (2.0%)
ARM Holdings PLC ADR (United Kingdom)	89,895	3,253
First Solar, Inc. (a)	320,195	14,322
		17,575
Textiles Apparel & Shoes (4.7%)
Christian Dior SA (France)	119,589	19,302
Coach, Inc.	378,605	21,615
		40,917
Total Common Stocks (Cost $632,624)		863,882
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $12,681)	12,681,037	12,681
Total Investments (100.0%) (Cost $645,305)		876,563
Liabilities in Excess of Other Assets (0.0%) (b)		(436)
Net Assets (100.0%)		$876,127

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	51.0%
Computer Services, Software & Systems	19.5
Diversified Retail	14.6
Consumer Lending	9.4
Pharmaceuticals	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $632,624)	$863,882
Investment in Security of Affiliated Issuer, at Value (Cost $12,681)	12,681
Total Investments in Securities, at Value (Cost $645,305)	876,563
Receivable for Portfolio Shares Sold	914
Dividends Receivable	361
Tax Reclaim Receivable	255
Receivable from Affiliate	1
Other Assets	36
Total Assets	878,130
Liabilities:
Payable for Advisory Fees	1,071
Payable for Sub Transfer Agency Fees	434
Payable for Portfolio Shares Redeemed	278
Payable for Administration Fees	57
Payable for Directors' Fees and Expenses	32
Payable for Distribution and Shareholder Services Fees — Class P	30
Payable for Distribution and Shareholder Services Fees — Class H	— @
Payable for Distribution and Shareholder Services Fees — Class L	— @
Payable for Custodian Fees	18
Payable for Professional Fees	17
Payable for Transfer Agent Fees	1
Other Liabilities	65
Total Liabilities	2,003
Net Assets	$876,127
Net Assets Consist Of:
Paid-in-Capital	$621,385
Undistributed Net Investment Income	5,124
Accumulated Net Realized Gain	18,365
Unrealized Appreciation (Depreciation) on:
Investments	231,258
Foreign Currency Translations	(5)
Net Assets	$876,127
CLASS I:
Net Assets	$729,637
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	24,011,137
Net Asset Value, Offering and Redemption Price Per Share	$30.39
CLASS P:
Net Assets	$146,417
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	4,918,835
Net Asset Value, Redemption Price Per Share	$29.77
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$1.65
Maximum Offering Price Per Share	$31.42
CLASS H:
Net Assets	$56
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,894
Net Asset Value, Redemption Price Per Share	$29.76
Maximum Sales Load	4.75%
Maximum Sales Charge	$1.48
Maximum Offering Price Per Share	$31.24
CLASS L:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	576
Net Asset Value, Offering and Redemption Price Per Share	$29.59

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $262 of Foreign Taxes Withheld)	$4,795
Dividends from Security of Affiliated Issuer	18
Total Investment Income	4,813
Expenses:
Advisory Fees (Note B)	2,108
Sub Transfer Agency Fees	382
Administration Fees (Note C)	337
Distribution and Shareholder Services Fees — Class P (Note D)	179
Distribution and Shareholder Services Fees — Class H (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Professional Fees	38
Shareholder Reporting Fees	35
Custodian Fees (Note F)	32
Registration Fees	24
Directors' Fees and Expenses	9
Transfer Agency Fees (Note E)	9
Pricing Fees	2
Other Expenses	17
Total Expenses	3,172
Rebate from Morgan Stanley Affiliate (Note G)	(22)
Net Expenses	3,150
Net Investment Income	1,663
Realized Gain:
Investments Sold	39,210
Foreign Currency Transactions	4
Net Realized Gain	39,214
Change in Unrealized Appreciation (Depreciation):
Investments	56,798
Foreign Currency Translations	(4)
Net Change in Unrealized Appreciation (Depreciation)	56,794
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	96,008
Net Increase in Net Assets Resulting from Operations	$97,671

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,663	$4,547
Net Realized Gain	39,214	72,424
Net Change in Unrealized Appreciation (Depreciation)	56,794	36,391
Net Increase in Net Assets Resulting from Operations	97,671	113,362
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,111)
Net Realized Gain	—	(917)
Class P:
Net Realized Gain	—	(195)
Class H:
Net Investment Income	—	(—	@)*
Net Realized Gain	—	(—	@)*
Class L:
Net Investment Income	—	(—	@)*
Net Realized Gain	—	(—	@)*
Total Distributions	—	(2,223)
Capital Share Transactions:(1)
Class I:
Subscribed	41,992	102,434
Distributions Reinvested	—	2,027
Redeemed	(54,640)	(156,920)
Class P:
Subscribed	6,660	33,160
Distributions Reinvested	—	195
Redeemed	(15,112)	(50,515)
Class H:
Subscribed	7	43	*
Distributions Reinvested	—	—	@*
Class L:
Subscribed	6	10	*
Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,087)	(69,566)
Total Increase in Net Assets	76,584	41,573
Net Assets:
Beginning of Period	799,543	757,970
End of Period (Including Undistributed Net Investment Income of $5,124 and $3,461)	$876,127	$799,543
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,470	3,824
Shares Issued on Distributions Reinvested	—	75
Shares Redeemed	(1,901)	(5,978)
Net Decrease in Class I Shares Outstanding	(431)	(2,079)
Class P:
Shares Subscribed	236	1,264
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(535)	(1,949)
Net Decrease in Class P Shares Outstanding	(299)	(678)
Class H:
Shares Subscribed	1	2	*
Shares Issued on Distributions Reinvested	—	—	@@*
Net Increase in Class H Shares Outstanding	1	2
Class L:
Shares Subscribed	— @@	—	@@*
Net Increase in Class L Shares Outstanding	— @@	—	@@*

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 27, 2012 to December 31, 2012.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$27.05		$23.46	$24.24		$19.69		$12.12		$24.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.16	0.01		0.06		0.05		0.05
Net Realized and Unrealized Gain (Loss)	3.28		3.52	(0.73)		4.49		7.58		(12.50)
Total from Investment Operations	3.34		3.68	(0.72)		4.55		7.63		(12.45)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.06)		(0.00	)‡	(0.06)		(0.10)
Net Realized Gain	—		(0.04)	—		—		—		(0.02)
Total Distributions	—		(0.09)	(0.06)		(0.00	)‡	(0.06)		(0.12)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$30.39		$27.05	$23.46		$24.24		$19.69		$12.12
Total Return++	12.35	%#	15.66%	(3.01)%		23.11%		62.97	%**	(50.47)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$729,637		$661,073	$622,193		$704,410		$674,070		$543,841
Ratio of Expenses to Average Net Assets (1)	0.70	%+††*	0.72%+	0.71	%+††	0.73	%+††	0.65	%+	0.62%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		0.73	%+††	0.65	%+	0.62%+
Ratio of Net Investment Income to Average Net Assets (1)	0.44	%+††*	0.59%+	0.05	%+††	0.27	%+††	0.35	%+	0.24%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00%§	0.00	%††§	0.00	%††§	0.00	%§	0.00%§
Portfolio Turnover Rate	20	%#	49%	26%		35%		19%		42%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 62.72%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Growth Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$26.53		$23.03	$23.82		$19.40		$11.94		$24.27
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.09	(0.05)		0.00	‡	0.02		0.00 ‡
Net Realized and Unrealized Gain (Loss)	3.21		3.45	(0.73)		4.42		7.46		(12.27)
Total from Investment Operations	3.24		3.54	(0.78)		4.42		7.48		(12.27)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.01)		(0.00	)‡	(0.02)		(0.04)
Net Realized Gain	—		(0.04)	—		—		—		(0.02)
Total Distributions	—		(0.04)	(0.01)		(0.00	)‡	(0.02)		(0.06)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$29.77		$26.53	$23.03		$23.82		$19.40		$11.94
Total Return++	12.21	%#	15.36%	(3.27)%		22.79%		62.66	%**	(50.57)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$146,417		$138,416	$135,777		$136,585		$99,475		$59,883
Ratio of Expenses to Average Net Assets (1)	0.95	%+††*	0.97%+	0.96	%+††	0.98	%+††	0.90	%+	0.87%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		0.98	%+††	0.90	%+	0.87%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.19	%+††*	0.34%+	(0.20	)%+††	0.02	%+††	0.10	%+	(0.01)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00%§	0.00	%††§	0.00	%††§	0.00	%§	0.00%§
Portfolio Turnover Rate	20	%#	49%	26%		35%		19%		42%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 62.41%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Growth Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$26.52		$27.60
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.08
Net Realized and Unrealized Gain (Loss)	3.21		(1.10)
Total from Investment Operations	3.24		(1.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)
Net Realized Gain	—		(0.04)
Total Distributions	—		(0.06)
Net Asset Value, End of Period	$29.76		$26.52
Total Return++	12.22	%#	(3.72	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$56		$44
Ratio of Expenses to Average Net Assets (1)	0.95	%+††*	0.96	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.19	%+††*	0.44	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%*§
Portfolio Turnover Rate	20	%#	49	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Growth Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$26.43		$27.60
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.05)		0.03
Net Realized and Unrealized Gain (Loss)	3.21		(1.16)
Total from Investment Operations	3.16		(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)‡
Net Realized Gain	—		(0.04)
Total Distributions	—		(0.04)
Net Asset Value, End of Period	$29.59		$26.43
Total Return++	11.96	%#	(4.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$10
Ratio of Expenses to Average Net Assets (1)	1.45	%+††*	1.51	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.32	)%+††*	0.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%*§
Portfolio Turnover Rate	20	%#	49	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies. Under normal market conditions, the Portfolio seeks to achieve its investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$12,378	$—	$—	$12,378
Asset Management & Custodian	22,245	—	—	22,245
Automobiles	21,373	—	—	21,373
Biotechnology	29,960	—	—	29,960
Cable Television Services	4,647	—	—	4,647
Chemicals: Diversified	24,835	—	—	24,835
Commercial Services	10,777	—	—	10,777
Communications Technology	31,120	—	—	31,120
Computer Services, Software & Systems	170,768	—	—	170,768
Computer Technology	34,145	—	—	34,145
Consumer Lending	82,145	—	—	82,145
Diversified Media	25,093	—	—	25,093
Diversified Retail	128,216	—	—	128,216
Drug & Grocery Store Chains	4,476	—	—	4,476
Financial Data & Systems	23,231	—	—	23,231
Health Care Services	4,351	—	—	4,351
Insurance: Multi-Line	10,024	—	—	10,024
Insurance: Property-Casualty	34,061	—	—	34,061
Medical Equipment	25,932	—	—	25,932
Pharmaceuticals	48,527	—	—	48,527
Radio & TV Broadcasters	4,256	—	—	4,256
Recreational Vehicles & Boats	28,224	—	—	28,224
Restaurants	24,606	—	—	24,606
Semiconductors & Components	17,575	—	—	17,575
Textiles Apparel & Shoes	40,917	—	—	40,917
Total Common Stocks	863,882	—	—	863,882
Short-Term Investment — Investment Company	12,681	—	—	12,681
Total Assets	$876,563	$—	$—	$876,563
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $52,209,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$522
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	3,833
Realized gains (losses)	(4,355)
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.49% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.05% for Class P shares, 1.05% for Class H shares and 1.55% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $166,132,000 and $192,293,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$9,357	$134,941	$131,617	$18	$12,681

During the six months ended June 30, 2013, the Portfolio incurred approximately $11,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $8,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,111	$1,112	$1,728	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$1	$(1)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,475	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $259,249,000 and the aggregate gross unrealized depreciation is approximately $27,991,000 resulting in net unrealized appreciation of approximately $231,258,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $90,712,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2012, the Portfolio deferred to January 1, 2013 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
—	$19,193

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.6% and 55.8%, for Class I and Class P shares, respectively.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
709667 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Opportunity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Opportunity Portfolio Class I	$1,000.00	$1,068.70	$1,020.43	$4.51	$4.41	0.88%
Opportunity Portfolio Class P	1,000.00	1,067.40	1,019.19	5.79	5.66	1.13
Opportunity Portfolio Class H	1,000.00	1,067.60	1,019.19	5.79	5.66	1.13
Opportunity Portfolio Class L	1,000.00	1,064.50	1,016.71	8.34	8.15	1.63

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Opportunity Portfolio

	Shares	Value (000)
Common Stocks (89.8%)
Air Transport (1.3%)
Expeditors International of Washington, Inc.	72,662	$2,762
Alternative Energy (1.5%)
Ultra Petroleum Corp. (a)	156,334	3,099
Asset Management & Custodian (1.7%)
CETIP SA - Mercados Organizados (Brazil)	341,654	3,497
Beverage: Brewers & Distillers (1.5%)
Anheuser-Busch InBev N.V. (Belgium)	36,653	3,263
Casinos & Gambling (2.8%)
Wynn Resorts Ltd.	46,233	5,918
Chemicals: Diversified (4.1%)
Monsanto Co.	87,242	8,620
Computer Services, Software & Systems (19.1%)
Baidu, Inc. ADR (China) (a)	35,043	3,313
Facebook, Inc., Class A (a)	532,162	13,230
Google, Inc., Class A (a)	27,054	23,817
		40,360
Consumer Lending (13.3%)
CME Group, Inc.	59,901	4,551
Mastercard, Inc., Class A	20,164	11,584
Visa, Inc., Class A	65,909	12,045
		28,180
Diversified Retail (19.7%)
Amazon.com, Inc. (a)	109,018	30,273
Priceline.com, Inc. (a)	13,634	11,277
		41,550
Education Services (2.0%)
New Oriental Education & Technology Group ADR (China)	186,347	4,128
Financial Data & Systems (3.4%)
MSCI, Inc. (a)	218,045	7,254
Foods (1.6%)
Jubilant Foodworks Ltd. (India) (a)	188,725	3,319
Insurance: Multi-Line (2.8%)
Greenlight Capital Re Ltd., Class A (a)	241,146	5,915
Real Estate Investment Trusts (REIT) (3.4%)
Brookfield Asset Management, Inc., Class A (Canada)	198,266	7,142
Textiles Apparel & Shoes (8.2%)
Burberry Group PLC (United Kingdom)	242,289	4,978
Coach, Inc.	162,161	9,258
Prada SpA (Italy) (b)	346,930	3,149
		17,385
Truckers (3.4%)
DSV A/S (Denmark)	293,522	7,156
Total Common Stocks (Cost $144,991)		189,548
	Shares	Value (000)
Participation Note (3.8%)
Beverage: Brewers & Distillers (3.8%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a) (Cost $6,514)	258,170	$8,084
Short-Term Investment (6.6%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $13,926)	13,925,691	13,926
Total Investments (100.2%) (Cost $165,431)		211,558
Liabilities in Excess of Other Assets (-0.2%)		(513)
Net Assets (100.0%)		$211,045

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.2%
Diversified Retail	19.6
Computer Services, Software & Systems	19.1
Consumer Lending	13.3
Textiles Apparel & Shoes	8.2
Investment Company	6.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $151,505)	$197,632
Investment in Security of Affiliated Issuer, at Value (Cost $13,926)	13,926
Total Investments in Securities, at Value (Cost $165,431)	211,558
Foreign Currency, at Value (Cost $—@)	—	@
Dividends Receivable	92
Receivable for Portfolio Shares Sold	66
Tax Reclaim Receivable	19
Receivable from Affiliate	1
Other Assets	38
Total Assets	211,774
Liabilities:
Payable for Advisory Fees	258
Payable for Portfolio Shares Redeemed	221
Payable for Sub Transfer Agency Fees	101
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	33
Payable for Distribution and Shareholder Services Fees — Class L	16
Payable for Transfer Agent Fees	34
Payable for Administration Fees	14
Payable for Custodian Fees	10
Payable for Professional Fees	8
Payable for Directors' Fees and Expenses	—	@
Other Liabilities	34
Total Liabilities	729
Net Assets	$211,045
Net Assets Consist of:
Paid-in-Capital	$149,172
Accumulated Net Investment Income	86
Accumulated Net Realized Gain	15,660
Unrealized Appreciation (Depreciation) on:
Investments	46,127
Foreign Currency Translations	(—	@)
Net Assets	$211,045
CLASS I:
Net Assets	$9,942
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	560,757
Net Asset Value, Offering and Redemption Price Per Share	$17.73
CLASS P:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	701
Net Asset Value, Redemption Price Per Share	$17.58
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.97
Maximum Offering Price Per Share	$18.55
CLASS H:
Net Assets	$174,768
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,058,457
Net Asset Value, Redemption Price Per Share	$17.38
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$18.25
CLASS L:
Net Assets	$26,323
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,677,891
Net Asset Value, Offering and Redemption Price Per Share	$15.69

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $82 of Foreign Taxes Withheld)	$1,358
Dividends from Security of Affiliated Issuer	3
Total Investment Income	1,361
Expenses:
Advisory Fees (Note B)	542
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	223
Distribution and Shareholder Services Fees — Class L (Note D)	103
Transfer Agency Fees (Note E)	123
Sub Transfer Agency Fees	106
Administration Fees (Note C)	87
Professional Fees	28
Registration Fees	24
Shareholder Reporting Fees	20
Custodian Fees (Note F)	16
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	6
Total Expenses	1,283
Waiver of Advisory Fees (Note B)	(5)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,274
Net Investment Income	87
Realized Gain:
Investments Sold	13,579
Foreign Currency Transactions	22
Net Realized Gain	13,601
Change in Unrealized Appreciation (Depreciation):
Investments	489
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	489
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	14,090
Net Increase in Net Assets Resulting from Operations	$14,177

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$87	$(381)
Net Realized Gain	13,601	13,070
Net Change in Unrealized Appreciation (Depreciation)	489	9,247
Net Increase in Net Assets Resulting from Operations	14,177	21,936
Capital Share Transactions:(1)
Class I:
Subscribed	730	6,980
Redeemed	(3,437)	(9,426)
Class P:
Redeemed	—	(2,249)
Class H:
Subscribed	2,145	15,536
Redeemed	(21,654)	(48,994)
Class L:
Subscribed	346	905
Redeemed	(3,734)	(6,266)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(25,604)	(43,514)
Total Decrease in Net Assets	(11,427)	(21,578)
Net Assets:
Beginning of Period	222,472	244,050
End of Period (Including Accumulated Net Investment Income (Loss) of $86 and $(1))	$211,045	$222,472
(1) Capital Share Transactions:
Class I:
Shares Subscribed	42	420
Shares Redeemed	(200)	(571)
Net Decrease in Class I Shares Outstanding	(158)	(151)
Class P:
Shares Redeemed	—	(138)
Class H:
Shares Subscribed	125	966
Shares Redeemed	(1,279)	(3,032)
Net Decrease in Class H Shares Outstanding	(1,154)	(2,066)
Class L:
Shares Subscribed	22	64
Shares Redeemed	(244)	(431)
Net Decrease in Class L Shares Outstanding	(222)	(367)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Opportunity Portfolio

	Class I*
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2010^^	2009^^	2008^^
Net Asset Value, Beginning of Period	$16.59		$15.16		$15.23		$11.91		$9.59	$12.21	$13.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.02		0.00	‡	0.02		(0.02)	0.02	0.01
Net Realized and Unrealized Gain (Loss)	1.11		1.41		(0.07)		3.30		2.34	(2.64)	(0.85)
Total from Investment Operations	1.14		1.43		(0.07)		3.32		2.32	(2.62)	(0.84)
Net Asset Value, End of Period	$17.73		$16.59		$15.16		$15.23		$11.91	$9.59	$12.21
Total Return++	6.87	%#	9.43%		(0.46)%		27.88	%#	24.19%	(21.52)%	(6.36)%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$9.9		$11.9		$13.2		$13.0		$11.0	$7.5	$1.6
Ratio of Expenses to Average Net Assets (1)	0.88	%+††@	0.88	%+††	0.88	%+††	0.72	%+††@	1.14%	0.91%	0.87%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.90	%+††@	0.96%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.38	%+††@	0.14	%+††	0.01	%+††	0.25	%+††@	(0.14)%	0.21%	0.10%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	0.00	%††§	0.00	%††§	0.00	%††§@	N/A	N/A	N/A
Portfolio Turnover Rate	10	%#	24%		21%		6	%#	12%	33%	45%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.91	%††	0.95	%††	N/A		N/A	1.41%	N/A
Net Investment Income (Loss) to Average Net Assets	N/A		0.11	%††	(0.06	)%††	N/A		N/A	(0.29)%	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^^  Beginning the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Opportunity Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from July 1, 2010 to December 31,		Period from May 21, 2010^ to June 30,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2010
Net Asset Value, Beginning of Period	$16.47		$15.08		$15.19		$11.89		$12.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.02)		(0.04)		0.00	‡	(0.01)
Net Realized and Unrealized Gain (Loss)	1.10		1.41		(0.07)		3.30		(0.23)
Total from Investment Operations	1.11		1.39		(0.11)		3.30		(0.24)
Net Asset Value, End of Period	$17.58		$16.47		$15.08		$15.19		$11.89
Total Return++	6.74	%#	9.22%		(0.72)%		27.75	%#	(1.98	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$2,098		$2,113		$1
Ratio of Expenses to Average Net Assets (1)	1.13	%+††*	1.13	%+††	1.13	%+††	0.97	%+††*	1.39	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.15	%+*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.13	%+††*	(0.11	)%+††	(0.24	)%+††	0.00	%+††§*	(0.71	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§*	N/A
Portfolio Turnover Rate	10	%#	24%		21%		6	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.16	%††	1.20	%††	N/A		N/A
Net Investment Loss to Average Net Assets	N/A		(0.14	)%††	(0.31	)%††	N/A		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Opportunity Portfolio

	Class H*
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2010	2009^^	2008^^
Net Asset Value, Beginning of Period	$16.28		$14.91		$15.02		$11.76		$9.49	$12.13	$12.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.02)		(0.04)		0.00	‡	(0.06)	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.09		1.39		(0.07)		3.26		2.33	(2.63)	(0.84)
Total from Investment Operations	1.10		1.37		(0.11)		3.26		2.27	(2.64)	(0.86)
Net Asset Value, End of Period	$17.38		$16.28		$14.91		$15.02		$11.76	$9.49	$12.13
Total Return++	6.76	%#	9.19%		(0.73)%		27.72	%#	23.92%	(21.83)%	(6.54)%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$174.8		$182.5		$198.0		$241.0		$220.3	$207.8	$245.5
Ratio of Expenses to Average Net Assets (1)	1.13	%+††@	1.13	%+††	1.13	%+††	0.97	%+††@	1.40%	1.14%	1.13%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.15	%+††@	1.22%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.13	%+††@	(0.11	)%+††	(0.24	)%+††	0.00	%+††§@	(0.46)%	(0.13)%	(0.17)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	0.00	%††§	0.00	%††§	0.00	%††§@	N/A	N/A	N/A
Portfolio Turnover Rate	10	%#	24%		21%		6	%#	12%	33%	45%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.16	%††	1.20	%††	N/A		N/A	1.49%	N/A
Net Investment Loss to Average Net Assets	N/A		(0.14	)%††	(0.31	)%††	N/A		N/A	(0.48)%	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class H shares of the Predecessor Fund.

^^  Beginning the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Opportunity Portfolio

	Class L*
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2010	2009^^	2008^^
Net Asset Value, Beginning of Period	$14.74		$13.57		$13.73		$10.78		$8.77	$11.28	$12.18
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.09)		(0.10)		(0.03)		(0.13)	(0.07)	(0.12)
Net Realized and Unrealized Gain (Loss)	0.98		1.26		(0.06)		2.98		2.14	(2.44)	(0.78)
Total from Investment Operations	0.95		1.17		(0.16)		2.95		2.01	(2.51)	(0.90)
Net Asset Value, End of Period	$15.69		$14.74		$13.57		$13.73		$10.78	$8.77	$11.28
Total Return++	6.45	%#	8.62%		(1.17)%		27.37	%#	22.92%	(22.32)%	(7.31)%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$26.3		$28.0		$30.8		$39.0		$34.8	$28.6	$41.8
Ratio of Expenses to Average Net Assets (1)	1.63	%+††@	1.63	%+††	1.63	%+††	1.47	%+††@	2.12%	1.89%	1.89%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.65	%+††@	1.94%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.37	)%+††@	(0.61	)%+††	(0.74	)%+††	(0.50	)%+††@	(1.16)%	(0.90)%	(0.94)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	0.00	%††§	0.00	%††§	0.00	%††§@	N/A	N/A	N/A
Portfolio Turnover Rate	10	%#	24%		21%		6	%#	12%	33%	45%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.66	%††	1.70	%††	N/A		N/A	2.24%	N/A
Net Investment Loss to Average Net Assets	N/A		(0.64	)%††	(0.81	)%††	N/A		N/A	(1.25)%	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class L shares of the Predecessor Fund.

^^  Beginning the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock

Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$2,762	$—	$—	$2,762
Alternative Energy	3,099	—	—	3,099
Asset Management & Custodian	3,497	—	—	3,497
Beverage: Brewers & Distillers	3,263	—	—	3,263
Casinos & Gambling	5,918	—	—	5,918
Chemicals: Diversified	8,620	—	—	8,620
Computer Services, Software & Systems	40,360	—	—	40,360
Consumer Lending	28,180	—	—	28,180
Diversified Retail	41,550	—	—	41,550
Education Services	4,128	—	—	4,128
Financial Data & Systems	7,254	—	—	7,254
Foods	3,319	—	—	3,319
Insurance: Multi-Line	5,915	—	—	5,915
Real Estate Investment Trusts (REIT)	7,142	—	—	7,142
Textiles Apparel & Shoes	17,385	—	—	17,385
Truckers	7,156	—	—	7,156
Total Common Stocks	189,548	—	—	189,548
Participation Note	—	8,084	—	8,084
Short-Term Investment — Investment Company	13,926	—	—	13,926
Total Assets	$203,474	$8,084	$—	$211,558

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $18,781,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Opportunity	Convertible Preferred Stock (000)
Beginning Balance	$281
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	2,058
Realized gains (losses)	(2,339)
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.49% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.88% for Class I shares, 1.13% for Class P shares, 1.13% for Class H shares and 1.63% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $5,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $21,249,000 and $58,849,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$2,580	$42,679	$31,333	$3	$13,926

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the years ended 2012 and 2011.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$393	$26	$(419)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
—	$2,461

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $56,462,000 and the aggregate gross unrealized depreciation is approximately $10,335,000 resulting in net unrealized appreciation of approximately $46,127,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $8,138,000.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.6% for Class I shares.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIOPPSAN
709679 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Opportunity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Global Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$1,025.80	$1,018.60	$6.28	$6.26	1.25%
Global Opportunity Portfolio Class P	1,000.00	1,025.10	1,017.36	7.53	7.50	1.50
Global Opportunity Portfolio Class H	1,000.00	1,025.20	1,017.36	7.53	7.50	1.50
Global Opportunity Portfolio Class L	1,000.00	1,025.30	1,017.11	7.78	7.75	1.55

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period and the period since the end of May 2008, the month of the Portolio's inception, but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (91.3%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—
Belgium (1.9%)
Anheuser-Busch InBev N.V.	1,968	175
Brazil (3.5%)
CETIP SA - Mercados Organizados	31,804	326
Canada (5.1%)
Brookfield Asset Management, Inc., Class A	7,438	268
Brookfield Infrastructure Partners LP	5,711	208
		476
China (11.3%)
Baidu, Inc. ADR (a)	2,636	249
New Oriental Education & Technology Group ADR	12,234	271
Qihoo 360 Technology Co., Ltd. ADR (a)	8,835	408
Uni-President China Holdings Ltd. (d)	117,000	119
		1,047
Denmark (4.7%)
DSV A/S	17,914	437
Hong Kong (1.7%)
Louis XIII Holdings Ltd.	198,120	155
India (6.8%)
Adani Ports and Special Economic Zone	96,610	244
Jubilant Foodworks Ltd. (a)	16,520	291
Nestle India Ltd.	1,143	93
		628
Italy (2.1%)
Prada SpA (d)	21,600	196
Japan (1.9%)
Calbee, Inc.	1,900	180
South Africa (3.0%)
Naspers Ltd., Class N	3,815	282
Switzerland (1.6%)
Kuehne & Nagel International AG (Registered)	1,319	145
United Kingdom (5.3%)
Burberry Group PLC	16,628	342
Diageo PLC ADR	1,333	153
		495
United States (42.4%)
Amazon.com, Inc. (a)	2,287	635
Coach, Inc.	3,028	173
Facebook, Inc., Class A (a)	24,761	616
Google, Inc., Class A (a)	795	700
Greenlight Capital Re Ltd., Class A (a)	6,409	157
Mastercard, Inc., Class A	467	268
Monsanto Co.	1,831	181
MSCI, Inc. (a)	4,090	136
Priceline.com, Inc. (a)	330	273
TAL Education Group ADR	32,301	338
Visa, Inc., Class A	1,525	279
Wynn Resorts Ltd.	1,343	172
		3,928
Total Common Stocks (Cost $6,386)		8,470
	Shares	Value (000)
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(e) (acquisition cost — $@; acquired 9/16/10)	9	$—	@
Participation Notes (6.7%)
China (6.7%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	5,750	180
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/20/14 (a)	14,080	441
Total Participation Notes (Cost $505)		621
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $147)	147,280	147
Total Investments (99.6%) (Cost $7,038)		9,238
Other Assets in Excess of Liabilities (0.4%)		36
Net Assets (100.0%)		$9,274

(a)  Non-income producing security.

(b)  At June 30, 2013, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2013.

(d)  Security trades on the Hong Kong exchange.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2013 amounts to less than $500 and represents less than 0.05% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.6%
Internet Software & Services	21.4
Beverages	10.3
Internet & Catalog Retail	9.8
Textiles, Apparel & Luxury Goods	7.7
Hotels, Restaurants & Leisure	6.7
Diversified Consumer Services	6.6
Information Technology Services	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $6,891)	$9,091
Investment in Security of Affiliated Issuer, at Value (Cost $147)	147
Total Investments in Securities, at Value (Cost $7,038)	9,238
Foreign Currency, at Value (Cost $ —@)	—	@
Cash	2
Due from Adviser	30
Tax Reclaim Receivable	6
Dividends Receivable	2
Receivable from Affiliate	—	@
Other Assets	29
Total Assets	9,307
Liabilities:
Payable for Professional Fees	13
Payable for Transfer Agent Fees	5
Payable for Sub Transfer Agency Fees	3
Payable for Custodian Fees	3
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Administration Fees	1
Payable for Directors' Fees and Expenses	1
Other Liabilities	6
Total Liabilities	33
Net Assets	$9,274
Net Assets Consist Of:
Paid-in-Capital	$6,386
Accumulated Net Investment Income	7
Accumulated Net Realized Gain	681
Unrealized Appreciation (Depreciation) on:
Investments	2,200
Foreign Currency Translations	(—	@)
Net Assets	$9,274
CLASS I:
Net Assets	$5,853
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	526,154
Net Asset Value, Offering and Redemption Price Per Share	$11.12
CLASS P:
Net Assets	$51
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	4,573
Net Asset Value, Redemption Price Per Share	$11.02
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$11.63
CLASS H:
Net Assets	$2,972
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	270,512
Net Asset Value, Redemption Price Per Share	$10.99
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$11.54
CLASS L:
Net Assets	$398
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	36,320
Net Asset Value, Offering and Redemption Price Per Share	$10.95

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$68
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	68
Expenses:
Advisory Fees (Note B)	42
Professional Fees	36
Transfer Agency Fees (Note E)	18
Registration Fees	18
Custodian Fees (Note F)	12
Shareholder Reporting Fees	6
Sub Transfer Agency Fees	6
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	1
Administration Fees (Note C)	4
Pricing Fees	3
Directors' Fees and Expenses	—	@
Other Expenses	8
Total Expenses	158
Expenses Reimbursed by Adviser (Note B)	(53)
Waiver of Advisory Fees (Note B)	(42)
Distribution Fees — Class L Shares Waived (Note D)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	62
Net Investment Income	6
Realized Gain:
Investments Sold	406
Foreign Currency Transactions	2
Net Realized Gain	408
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax Accrual of Approximately $2)	(172)
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	(172)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	236
Net Increase in Net Assets Resulting from Operations	$242

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Global Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$6	$(4)
Net Realized Gain	408	822
Net Change in Unrealized Appreciation (Depreciation)	(172)	300
Net Increase in Net Assets Resulting from Operations	242	1,118
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(220)
Class P:
Net Realized Gain	—	(4)
Class H:
Net Realized Gain	—	(164)
Class L:
Net Realized Gain	—	(16)
Total Distributions	—	(404)
Capital Share Transactions:(1)
Class I:
Subscribed	640	1,675
Distributions Reinvested	—	18
Redeemed	—	(5,439)
Class P:
Subscribed	18	89
Distributions Reinvested	—	3
Redeemed	(57)	(15)
Class H:
Subscribed	4	45
Distributions Reinvested	—	161
Redeemed	(1,212)	(1,082)
Class L:
Subscribed	—	112
Distributions Reinvested	—	12
Redeemed	(9)	(256)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(616)	(4,677)
Total Decrease in Net Assets	(374)	(3,963)
Net Assets:
Beginning of Period	9,648	13,611
End of Period (Including Accumulated Net Investment Income of $7 and $1)	$9,274	$9,648
(1) Capital Share Transactions:
Class I:
Shares Subscribed	58	153
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	—	(504)
Net Increase (Decrease) in Class I Shares Outstanding	58	(349)
Class P:
Shares Subscribed	2	8
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(5)	(1)
Net Increase (Decrease) in Class P Shares Outstanding	(3)	7
Class H:
Shares Subscribed	1	4
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(112)	(100)
Net Decrease in Class H Shares Outstanding	(111)	(81)
Class L:
Shares Subscribed	—	10
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(1)	(24)
Net Decrease in Class L Shares Outstanding	(1)	(13)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Opportunity Portfolio

	Class I**
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from April 1, 2010 to December 31,		Year Ended March 31,	Period from May 30, 2008^ to March 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2010	2009
Net Asset Value, Beginning of Period	$10.84		$10.26		$11.58		$9.53		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.01		0.02		(0.00	)‡	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	0.27		1.01		(0.57)		2.05		4.47	(4.90)
Total from Investment Operations	0.28		1.02		(0.55)		2.05		4.48	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)	—
Net Realized Gain	—		(0.44)		(0.77)		—		—	—
Total Distributions	—		(0.44)		(0.77)		—		(0.03)	—
Redemption Fees	—		—		0.00	‡	—		—	—
Net Asset Value, End of Period	$11.12		$10.84		$10.26		$11.58		$9.53	$5.08
Total Return++	2.58	%#	9.99%		(4.90)%		21.51	%#	88.32%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$5.9		$5.1		$8.4		$5.4		$5.6	$2.3
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.25	%+††	1.25	%+††	1.25	%+††*	1.25%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.07	%+††*	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.20	%+††*	0.06	%+††	0.13	%+††	(0.01	)%+††*	0.09%	(0.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	21	%#	33%		39%		19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.27	%††*	2.57	%††	2.92	%††	2.77	%+††*	4.51%	12.66	%*
Net Investment Loss to Average Net Assets	(1.82	)%††*	(1.26	)%††	(1.54	)%††	(1.53	)%+††*	(3.17)%	(11.75	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Opportunity Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from May 21, 2010^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010
Net Asset Value, Beginning of Period	$10.75		$10.21		$11.56		$8.62
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡	(0.02)		(0.01)		(0.06)
Net Realized and Unrealized Gain (Loss)	0.27		1.00		(0.57)		3.00
Total from Investment Operations	0.27		0.98		(0.58)		2.94
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.44)		(0.77)		—
Redemption Fees	—		—		0.00	‡	—
Net Asset Value, End of Period	$11.02		$10.75		$10.21		$11.56
Total Return++	2.51	%#	9.65%		(5.16)%		34.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$51		$87		$10		$11
Ratio of Expenses to Average Net Assets (1)	1.50	%+††*	1.50	%+††	1.50	%+††	1.53	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.87	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.05	)%+††*	(0.19	)%+††	(0.12	)%+††	(0.89	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.01	%*
Portfolio Turnover Rate	21	%#	33%		39%		19	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.52	%††*	2.82	%††	3.17	%††	4.52	%+*
Net Investment Loss to Average Net Assets	(2.07	)%††*	(1.51	)%††	(1.79	)%††	(3.88	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Opportunity Portfolio

	Class H**
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from April 1, 2010 to December 31,		Year Ended March 31,	Period from May 30, 2008^ to March 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2010	2009
Net Asset Value, Beginning of Period	$10.72		$10.18		$11.53		$9.50		$5.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡	(0.02)		(0.01)		(0.01)		(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.27		1.00		(0.57)		2.04		4.49	(4.90)
Total from Investment Operations	0.27		0.98		(0.58)		2.03		4.46	(4.93)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)	—
Net Realized Gain	—		(0.44)		(0.77)		—		—	—
Total Distributions	—		(0.44)		(0.77)		—		(0.03)	—
Redemption Fees	—		—		0.00	‡	—		—	—
Net Asset Value, End of Period	$10.99		$10.72		$10.18		$11.53		$9.50	$5.07
Total Return++	2.52	%#	9.68%		(5.18)%		21.37	%#	87.93%	(49.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$3.0		$4.1		$4.7		$5.8		$7.1	$0.4
Ratio of Expenses to Average Net Assets (1)	1.50	%+††*	1.50	%+††	1.50	%+††	1.51	%+††*	1.50%	1.50	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.33	%+††*	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.05	)%+††*	(0.19	)%+††	(0.12	)%+††	(0.21	)%+††*	(0.36)%	(0.57	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	21	%#	33%		39%		19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.52	%††*	2.82	%††	3.17	%††	3.03	%+††*	4.76%	13.43	%*
Net Investment Loss to Average Net Assets	(2.07	)%††*	(1.51	)%††	(1.79	)%††	(1.79	)%+††*	(3.62)%	(12.50	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Opportunity Portfolio

	Class L**
	Six Months Ended June 30, 2013		Year Ended December 31,				Period from April 1, 2010 to December 31,		Year Ended March 31,	Period from May 30, 2008^ to March 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2010	2009
Net Asset Value, Beginning of Period	$10.68		$10.15		$11.50		$9.48		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡	(0.03)		(0.02)		(0.04)		(0.09)	(0.02)
Net Realized and Unrealized Gain (Loss)	0.27		1.00		(0.56)		2.06		4.51	(4.90)
Total from Investment Operations	0.27		0.97		(0.58)		2.02		4.42	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.02)	—
Net Realized Gain	—		(0.44)		(0.77)		—		—	—
Total Distributions	—		(0.44)		(0.77)		—		(0.02)	—
Redemption Fees	—		—		0.00	‡	—		—	—
Net Asset Value, End of Period	$10.95		$10.68		$10.15		$11.50		$9.48	$5.08
Total Return++	2.53	%#	9.61%		(5.19)%		21.31	%#	87.08%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$0.4		$0.4		$0.5		$0.7		$1.4	$0.1
Ratio of Expenses to Average Net Assets (1)	1.55	%+††*	1.55	%+††	1.55	%+††	2.09	%+††*	2.11%	1.31	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.91	%+††*	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.10	)%+††*	(0.24	)%+††	(0.17	)%+††	(0.85	)%+††*	(1.03)%	(0.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	21	%#	33%		39%		19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.02	%††*	3.32	%††	3.67	%††	3.61	%+††*	5.37%	12.85	%*
Net Investment Loss to Average Net Assets	(2.57	)%††*	(2.01	)%††	(2.29	)%††	(2.37	)%+††*	(4.29)%	(11.93	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Beverages	$328	$—	$—		$328
Capital Markets	326	—	—		326
Chemicals	181	—	—		181
Diversified Consumer Services	609	—	—		609
Diversified Financial Services	136	—	—		136
Electric Utilities	208	—	—	†	208
Food Products	392	—	—		392
Hotels, Restaurants & Leisure	618	—	—		618
Information Technology Services	547	—	—		547
Insurance	157	—	—		157
Internet & Catalog Retail	908	—	—		908
Internet Software & Services	1,973	—	—		1,973
Marine	145	—	—		145
Media	282	—	—		282
Real Estate Management & Development	268	—	—		268
Road & Rail	437	—	—		437
Textiles, Apparel & Luxury Goods	711	—	—		711
Transportation Infrastructure	244	—	—		244
Total Common Stocks	8,470	—	—	†	8,470
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	621	—		621
Short-Term Investment — Investment Company	147	—	—		147
Total Assets	$8,617	$621	$—	@†	$9,238

†  Includes one security which is valued at zero.

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

of June 30, 2013, securities with a total value of approximately $2,239,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Convertible Preferred Stock (000)
Beginning Balance	$—	†	$9
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	—		69
Realized gains (losses)	—		(78)
Ending Balance	$—	†	$—	@
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—		$—	@

@  Value is less than $500.

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.90%	0.85%	0.80%

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate/reimbursement) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.50% for Class P shares, 1.50% for Class H shares and 1.55% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $95,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2013, this waiver amounted to approximately $1,000.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,983,000 and $2,763,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$39	$1,270	$1,162	$—	@	$147

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
—	$405	$211	$738

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in-Capital (000)
$4	$3	$(7)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
—	$298

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,637,000 and the aggregate gross unrealized depreciation is approximately $437,000 resulting in net unrealized appreciation of approximately $2,200,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2012, the Portfolio deferred to January 1, 2013 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$1	—

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 79.5%, 14.1% and 33.5%, for Class P, Class H and Class L shares, respectively.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
703269 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Advantage Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$1,090.30	$1,019.64	$5.39	$5.21	1.04%
Advantage Portfolio Class P	1,000.00	1,088.80	1,018.40	6.68	6.46	1.29
Advantage Portfolio Class H	1,000.00	1,088.90	1,018.40	6.68	6.46	1.29
Advantage Portfolio Class L	1,000.00	1,090.20	1,019.44	5.60	5.41	1.08

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and the period since the end of June 2008, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Alternative Energy (1.5%)
Range Resources Corp.	2,977	$230
Asset Management & Custodian (3.2%)
BlackRock, Inc.	1,453	373
Eurazeo (France)	2,263	121
		494
Beverage: Soft Drinks (4.1%)
Monster Beverage Corp. (a)	4,088	248
PepsiCo, Inc.	4,690	384
		632
Commercial Services (2.6%)
eBay, Inc. (a)	4,223	218
Intertek Group PLC (United Kingdom)	4,180	186
		404
Communications Technology (3.2%)
Motorola Solutions, Inc.	8,427	487
Computer Services, Software & Systems (13.1%)
Facebook, Inc., Class A (a)	33,964	844
Google, Inc., Class A (a)	1,329	1,170
		2,014
Computer Technology (2.7%)
Apple, Inc.	1,056	418
Consumer Lending (11.3%)
Berkshire Hathaway, Inc., Class B (a)	3,595	402
CME Group, Inc.	2,825	215
Mastercard, Inc., Class A	933	536
Visa, Inc., Class A	3,172	580
		1,733
Diversified Media (1.3%)
McGraw Hill Financial, Inc.	3,750	199
Diversified Retail (9.8%)
Amazon.com, Inc. (a)	4,018	1,116
Dollar Tree, Inc. (a)	7,590	386
		1,502
Financial Data & Systems (2.6%)
MSCI, Inc. (a)	5,084	169
Verisk Analytics, Inc., Class A (a)	3,869	231
		400
Foods (5.9%)
McCormick & Co., Inc.	4,839	341
Mondelez International, Inc., Class A	6,787	194
Nestle SA ADR (Switzerland)	5,752	378
		913
Insurance: Property-Casualty (4.8%)
Arch Capital Group Ltd. (a)	4,442	228
Progressive Corp. (The)	20,085	511
		739
Oil: Integrated (1.5%)
Phillips 66	3,797	224
	Shares	Value (000)
Pharmaceuticals (6.2%)
Abbott Laboratories	5,942	$207
Mead Johnson Nutrition Co.	6,519	517
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,721	234
		958
Recreational Vehicles & Boats (2.9%)
Edenred (France)	14,739	451
Restaurants (6.7%)
Dunkin' Brands Group, Inc.	5,464	234
Panera Bread Co., Class A (a)	1,256	233
Starbucks Corp.	8,641	566
		1,033
Scientific Instruments: Gauges & Meters (2.5%)
Thermo Fisher Scientific, Inc.	4,525	383
Textiles Apparel & Shoes (8.4%)
Burberry Group PLC (United Kingdom)	8,671	178
Carter's, Inc.	3,211	238
Christian Dior SA (France)	2,999	484
Coach, Inc.	6,682	382
		1,282
Tobacco (1.6%)
Philip Morris International, Inc.	2,771	240
Total Common Stocks (Cost $12,325)		14,736
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $553)	552,873	553
Total Investments (99.5%) (Cost $12,878)		15,289
Other Assets in Excess of Liabilities (0.5%)		77
Net Assets (100.0%)		$15,366

(a)  Non-income producing security.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.3%
Computer Services, Software & Systems	13.2
Consumer Lending	11.3
Diversified Retail	9.8
Textiles Apparel & Shoes	8.4
Restaurants	6.7
Pharmaceuticals	6.3
Foods	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $12,325)	$14,736
Investment in Security of Affiliated Issuer, at Value (Cost $553)	553
Total Investments in Securities, at Value (Cost $12,878)	15,289
Foreign Currency, at Value (Cost $ —@)	—	@
Due from Adviser	21
Receivable for Portfolio Shares Sold	21
Dividends Receivable	11
Tax Reclaim Receivable	4
Receivable for Investments Sold	3
Receivable from Affiliate	—	@
Other Assets	37
Total Assets	15,386
Liabilities:
Payable for Professional Fees	5
Payable for Sub Transfer Agency Fees	2
Payable for Transfer Agent Fees	1
Payable for Administration Fees	1
Payable for Directors' Fees and Expenses	1
Payable for Portfolio Shares Redeemed	—	@
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	10
Total Liabilities	20
Net Assets	$15,366
Net Assets Consist Of:
Paid-in-Capital	$12,468
Undistributed Net Investment Income	35
Accumulated Net Realized Gain	452
Unrealized Appreciation (Depreciation) on:
Investments	2,411
Foreign Currency Translations	(—	@)
Net Assets	$15,366
CLASS I:
Net Assets	$11,751
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	869,269
Net Asset Value, Offering and Redemption Price Per Share	$13.52
CLASS P:
Net Assets	$233
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	17,244
Net Asset Value, Redemption Price Per Share	$13.49
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.75
Maximum Offering Price Per Share	$14.24
CLASS H:
Net Assets	$2,302
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	170,798
Net Asset Value, Redemption Price Per Share	$13.48
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.67
Maximum Offering Price Per Share	$14.15
CLASS L:
Net Assets	$1,080
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	79,802
Net Asset Value, Offering and Redemption Price Per Share	$13.54

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$110
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	110
Expenses:
Advisory Fees (Note B)	54
Professional Fees	38
Registration Fees	28
Custodian Fees (Note F)	10
Shareholder Reporting Fees	9
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	3
Transfer Agency Fees (Note E)	6
Administration Fees (Note C)	6
Sub Transfer Agency Fees	4
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	9
Total Expenses	173
Waiver of Advisory Fees (Note B)	(54)
Expenses Reimbursed by Adviser (Note B)	(37)
Distribution Fees — Class L Shares Waived (Note D)	(3)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	79
Net Investment Income	31
Realized Gain:
Investments Sold	277
Foreign Currency Transactions	—	@
Net Realized Gain	277
Change in Unrealized Appreciation (Depreciation):
Investments	899
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	899
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,176
Net Increase in Net Assets Resulting from Operations	$1,207

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$31	$124
Net Realized Gain	277	972
Net Change in Unrealized Appreciation (Depreciation)	899	358
Net Increase in Net Assets Resulting from Operations	1,207	1,454
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(71)
Net Realized Gain	—	(503)
Class P:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Class H:
Net Investment Income	—	(22)
Net Realized Gain	—	(209)
Class L:
Net Investment Income	—	(5)
Net Realized Gain	—	(35)
Total Distributions	—	(846)
Capital Share Transactions:(1)
Class I:
Subscribed	2,379	750
Distributions Reinvested	—	185
Redeemed	(88)	(198)
Class P:
Subscribed	217	—
Class H:
Subscribed	239	3,052
Distributions Reinvested	—	222
Redeemed	(1,869)	(591)
Class L:
Subscribed	319	537
Distributions Reinvested	—	25
Redeemed	(31)	(51)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,166	3,931
Total Increase in Net Assets	2,373	4,539
Net Assets:
Beginning of Period	12,993	8,454
End of Period (Including Undistributed Net Investment Income of $35 and $4)	$15,366	$12,993
(1) Capital Share Transactions:
Class I:
Shares Subscribed	183	57
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(7)	(15)
Net Increase in Class I Shares Outstanding	176	57
Class P:
Shares Subscribed	16	—
Net Increase in Class P Shares Outstanding	16	—
Class H:
Shares Subscribed	18	237
Shares Issued on Distributions Reinvested	—	18
Shares Redeemed	(143)	(47)
Net Increase (Decrease) in Class H Shares Outstanding	(125)	208
Class L:
Shares Subscribed	24	42
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(2)	(4)
Net Increase in Class L Shares Outstanding	22	40

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Advantage Portfolio

	Class I**
	Six Months Ended June 30,		Year Ended December 31,				Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2013 (unaudited)		2012		2011		2010		2010	2009	2008
Net Asset Value, Beginning of Period	$12.40		$11.38		$10.87		$9.15		$7.97	$9.55	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.14		0.04		0.01		0.04	0.03	0.00	‡
Net Realized and Unrealized Gain (Loss)	1.09		1.72		0.54		1.74		1.19	(1.50)	(0.45)
Total from Investment Operations	1.12		1.86		0.58		1.75		1.23	(1.47)	(0.45)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.07)		(0.03)		(0.05)	(0.11)	—
Net Realized Gain	—		(0.74)		—		—		—	—	—
Total Distributions	—		(0.84)		(0.07)		(0.03)		(0.05)	(0.11)	—
Net Asset Value, End of Period	$13.52		$12.40		$11.38		$10.87		$9.15	$7.97	$9.55
Total Return++	9.03	%#	16.38%		5.33%		19.30	%#	15.34%	(15.05)%	(4.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,751		$8,595		$7,239		$5,015		$4,223	$3,667	$4,392
Ratio of Expenses to Average Net Assets (1)	1.04	%+††*	1.05	%+††	1.05	%+††	1.02	%+††*	1.05%	1.05%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.25	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.49	%+††*	1.08	%+††	0.39	%+††	0.42	%+††*	0.49%	0.49%	0.20	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%††§	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	21	%#	50%		28%		33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.31	%††*	2.34	%††	3.43	%††	3.49	%+††*	4.49%	11.78%	14.97	%*
Net Investment Loss to Average Net Assets	(0.78	)%††*	(0.21	)%††	(1.99	)%††	(2.05	)%+††*	(2.95)%	(10.24)%	(13.72	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Advantage Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,		Period from September 1, 2010 to December 31,		Period from May 21, 2010^ to August 31,
Selected Per Share Data and Ratios	2013 (unaudited)		2012	2011	2010		2010
Net Asset Value, Beginning of Period	$12.39		$11.37	$10.86	$9.15		$9.00
Income from Investment Operations:
Net Investment Income†	0.02		0.11	0.02	0.01		0.01
Net Realized and Unrealized Gain	1.08		1.72	0.53	1.73		0.14
Total from Investment Operations	1.10		1.83	0.55	1.74		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.04)	(0.03)		—
Net Realized Gain	—		(0.74)	—	—		—
Total Distributions	—		(0.81)	(0.04)	(0.03)		—
Net Asset Value, End of Period	$13.49		$12.39	$11.37	$10.86		$9.15
Total Return++	8.88	%#	16.11%	5.07%	19.16	%#	1.56	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$233		$12	$11	$10		$1
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.30%+	1.30%+	1.29	%+*	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	0.52	%+*	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.24	%+*	0.83%+	0.14%+	0.15	%+*	0.27	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.03	%*	N/A
Portfolio Turnover Rate	21	%#	50%	28%	33	%#	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.56	%*	2.59%	3.68%	3.76	%+	2.59	%*
Net Investment Loss to Average Net Assets	(1.03	)%*	(0.46)%	(2.24)%	(2.32	)%+	(1.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Advantage Portfolio

	Class H**
	Six Months Ended June 30,		Year Ended December 31,				Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2013 (unaudited)		2012		2011		2010		2010	2009	2008
Net Asset Value, Beginning of Period	$12.38		$11.37		$10.86		$9.14		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.11		0.02		0.01		0.02	0.02	0.00	‡
Net Realized and Unrealized Gain (Loss)	1.08		1.72		0.53		1.73		1.19	(1.50)	(0.46)
Total from Investment Operations	1.10		1.83		0.55		1.74		1.21	(1.48)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.04)		(0.02)		(0.03)	(0.10)	—
Net Realized Gain	—		(0.74)		—		—		—	—	—
Total Distributions	—		(0.82)		(0.04)		(0.02)		(0.03)	(0.10)	—
Net Asset Value, End of Period	$13.48		$12.38		$11.37		$10.86		$9.14	$7.96	$9.54
Total Return++	8.89	%#	16.07%		5.06%		19.13	%#	15.14%	(15.16)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,302		$3,664		$996		$1,103		$1,048	$821	$363
Ratio of Expenses to Average Net Assets (1)	1.29	%+††*	1.30	%+††	1.30	%+††	1.27	%+††*	1.30%	1.30%	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.50	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.24	%+††*	0.83	%+††	0.14	%+††	0.17	%+††*	0.14%	0.27%	(0.06	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%††§	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	21	%#	50%		28%		33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.56	%††*	2.59	%††	3.68	%††	3.74	%+††	4.62%	11.97%	15.46	%*
Net Investment Loss to Average Net Assets	(1.03	)%††*	(0.46	)%††	(2.24	)%††	(2.30	)%+††	(3.18)%	(10.40)%	(14.22	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Advantage Portfolio

	Class L**
	Six Months Ended June 30,		Year Ended December 31,				Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2013 (unaudited)		2012		2011		2010		2010	2009	2008
Net Asset Value, Beginning of Period	$12.42		$11.39		$10.89		$9.16		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.13		0.04		0.01		0.04	0.00 ‡	0.00	‡
Net Realized and Unrealized Gain (Loss)	1.09		1.74		0.52		1.75		1.19	(1.50)	(0.46)
Total from Investment Operations	1.12		1.87		0.56		1.76		1.23	(1.50)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.06)		(0.03)		(0.03)	(0.08)	—
Net Realized Gain	—		(0.74)		—		—		—	—	—
Total Distributions	—		(0.84)		(0.06)		(0.03)		(0.03)	(0.08)	—
Net Asset Value, End of Period	$13.54		$12.42		$11.39		$10.89		$9.16	$7.96	$9.54
Total Return++	9.02	%#	16.42%		5.19%		19.20	%#	15.43%	(15.40)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,080		$722		$208		$155		$156	$160	$147
Ratio of Expenses to Average Net Assets (1)	1.08	%+††*	1.09	%+††	1.09	%+††	1.06	%+††*	1.08%	1.48%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.29	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.45	%+††*	1.04	%+††	0.35	%+††	0.38	%+††*	0.45%	(0.01)%	(0.20	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%††§	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	21	%#	50%		28%		33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.06	%††*	3.09	%††	4.18	%††	3.53	%+††*	4.53%	12.27%	15.79	%*
Net Investment Loss to Average Net Assets	(1.53	)%††*	(0.96	)%††	(2.74	)%††	(2.09	)%+††*	(3.00)%	(10.80)%	(14.49	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Advantage Portfolio. The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve the investment objective by investing primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock

Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$230	$—	$—	$230
Asset Management & Custodian	494	—	—	494
Beverage: Soft Drinks	632	—	—	632
Commercial Services	404	—	—	404
Communications Technology	487	—	—	487
Computer Services, Software & Systems	2,014	—	—	2,014
Computer Technology	418	—	—	418
Consumer Lending	1,733	—	—	1,733
Diversified Media	199	—	—	199
Diversified Retail	1,502	—	—	1,502
Financial Data & Systems	400	—	—	400
Foods	913	—	—	913
Insurance: Property-Casualty	739	—	—	739
Oil: Integrated	224	—	—	224
Pharmaceuticals	958	—	—	958
Recreational Vehicles & Boats	451	—	—	451
Restaurants	1,033	—	—	1,033
Scientific Instruments: Gauges & Meters	383	—	—	383
Textiles Apparel & Shoes	1,282	—	—	1,282
Tobacco	240	—	—	240
Total Common Stocks	14,736	—	—	14,736
Short-Term Investment — Investment Company	553	—	—	553
Total Assets	$15,289	$—	$—	$15,289

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $815,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$4
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	28
Realized gains (losses)	(32)
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.30% for Class P shares, 1.30% for Class H shares and 1.09% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $91,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2013, this waiver amounted to approximately $3,000.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,050,000 and $2,942,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$315	$3,096	$2,858	$—	@	$553

@ Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$98	$748	$47	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)			Accumulated Net Realized Gain (000)		Paid-in Capital (000)
$	(—	@)	—	@	—

@ Amount is less than $500.

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5	$181

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately

$2,720,000 and the aggregate gross unrealized depreciation is approximately $309,000 resulting in net unrealized appreciation of approximately $2,411,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $32,000.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 23.1%, 73.5%, 63.2% and 20.3%, for Class I, Class P, Class H and Class L shares, respectively.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
703389 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Advantage Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Global Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net| Expense Ratio During Period**
Global Advantage Portfolio Class I	$1,000.00	$1,045.70	$1,018.40	$6.54	$6.46	1.29%
Global Advantage Portfolio Class P	1,000.00	1,044.90	1,017.16	7.81	7.70	1.54
Global Advantage Portfolio Class H	1,000.00	1,044.00	1,017.16	7.80	7.70	1.54
Global Advantage Portfolio Class L	1,000.00	1,042.30	1,014.68	10.33	10.19	2.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of December 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (95.6%)
Australia (1.5%)
Aurizon Holding Ltd.	11,763	$45
Brazil (1.5%)
JHSF Participacoes SA	13,521	37
LLX Logistica SA (a)	15,181	7
		44
Canada (8.5%)
Aimia, Inc.	5,065	76
Fairfax Financial Holdings Ltd.	149	59
Sears Canada, Inc.	6,817	73
Whistler Blackcomb Holdings, Inc.	3,644	48
		256
Denmark (1.6%)
Pandora A/S	1,445	49
France (14.2%)
Christian Dior SA	831	134
Edenred	4,163	127
Eurazeo	2,365	127
Societe BIC SA	426	43
		431
Greece (1.5%)
JUMBO SA (a)	4,611	45
Hong Kong (2.1%)
L'Occitane International SA	24,250	65
Singapore (5.9%)
Jardine Matheson Holdings Ltd.	1,645	100
Mandarin Oriental International Ltd.	49,000	79
		179
South Africa (3.0%)
Naspers Ltd., Class N	1,243	92
Switzerland (3.5%)
Nestle SA ADR	1,621	107
United Kingdom (6.7%)
Burberry Group PLC	3,841	79
Diageo PLC ADR	491	57
Intertek Group PLC	1,515	67
		203
United States (45.6%)
Amazon.com, Inc. (a)	653	181
Anheuser-Busch InBev N.V. ADR	704	64
Apple, Inc.	142	56
Arch Capital Group Ltd. (a)	880	45
Berkshire Hathaway, Inc., Class B (a)	435	49
BlackRock, Inc.	173	44
Coach, Inc.	823	47
Facebook, Inc., Class A (a)	5,936	148
Google, Inc., Class A (a)	205	181
Mastercard, Inc., Class A	154	88
Mead Johnson Nutrition Co.	935	74
Motorola Solutions, Inc.	1,407	81
	Shares	Value (000)
Philip Morris International, Inc.	619	$54
Progressive Corp. (The)	3,226	82
Starbucks Corp.	1,413	93
Visa, Inc., Class A	516	94
		1,381
Total Common Stocks (Cost $2,566)		2,897
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $79)	79,412	79
Total Investments (98.2%) (Cost $2,645)		2,976
Other Assets in Excess of Liabilities (1.8%)		54
Net Assets (100.0%)		$3,030

(a)  Non-income producing security.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.6%
Internet Software & Services	11.1
Textiles, Apparel & Luxury Goods	10.4
Insurance	7.9
Hotels, Restaurants & Leisure	7.4
Information Technology Services	6.1
Food Products	6.1
Internet & Catalog Retail	6.1
Commercial Services & Supplies	5.7
Media	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,566)	$2,897
Investment in Security of Affiliated Issuer, at Value (Cost $79)	79
Total Investments in Securities, at Value (Cost $2,645)	2,976
Foreign Currency, at Value (Cost $1)	1
Due from Adviser	45
Tax Reclaim Receivable	3
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	22
Total Assets	3,048
Liabilities:
Payable for Professional Fees	9
Payable for Custodian Fees	2
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	6
Total Liabilities	18
Net Assets	$3,030
Net Assets Consist of:
Paid-in-Capital	$2,554
Undistributed Net Investment Income	13
Accumulated Net Realized Gain	132
Unrealized Appreciation (Depreciation) on:
Investments	331
Foreign Currency Translations	(—	@)
Net Assets	$3,030
CLASS I:
Net Assets	$2,516
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	211,611
Net Asset Value, Offering and Redemption Price Per Share	$11.89
CLASS P:
Net Assets	$119
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$11.87
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.53
CLASS H:
Net Assets	$248
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	20,886
Net Asset Value, Redemption Price Per Share	$11.86
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.59
Maximum Offering Price Per Share	$12.45
CLASS L:
Net Assets	$147
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	12,419
Net Asset Value, Offering and Redemption Price Per Share	$11.83

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$32
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	32
Expenses:
Professional Fees	34
Registration Fees	33
Advisory Fees (Note B)	13
Custodian Fees (Note F)	13
Transfer Agency Fees (Note E)	6
Shareholder Reporting Fees	5
Pricing Fees	3
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Administration Fees (Note C)	1
Directors' Fees and Expenses	—	@
Other Expenses	8
Total Expenses	117
Expenses Reimbursed by Adviser (Note B)	(85)
Waiver of Advisory Fees (Note B)	(13)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	19
Net Investment Income	13
Realized Gain (Loss):
Investments Sold	85
Foreign Currency Transactions	(—	@)
Net Realized Gain	85
Change in Unrealized Appreciation (Depreciation):
Investments	31
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	31
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	116
Net Increase in Net Assets Resulting from Operations	$129

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Global Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$13	$32
Net Realized Gain	85	207
Net Change in Unrealized Appreciation (Depreciation)	31	282
Net Increase in Net Assets Resulting from Operations	129	521
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(11)
Net Realized Gain	—	(73)
Class P:
Net Investment Income	—	(1)
Net Realized Gain	—	(8)
Class H:
Net Investment Income	—	(9)
Net Realized Gain	—	(74)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(8)
Total Distributions	—	(184)
Capital Share Transactions:(1)
Class I:
Subscribed	1,624	268
Distributions Reinvested	—	40
Redeemed	(308)	(969)
Class H:
Subscribed	—	100
Distributions Reinvested	—	75
Redeemed	(994)	—
Class L:
Subscribed	30	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	352	(486)
Total Increase (Decrease) in Net Assets	481	(149)
Net Assets:
Beginning of Period	2,549	2,698
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $13 and $(—@))	$3,030	$2,549
(1) Capital Share Transactions:
Class I:
Shares Subscribed	138	24
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(25)	(89)
Net Increase (Decrease) in Class I Shares Outstanding	113	(62)
Class H:
Shares Subscribed	—	9
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(84)	—
Net Increase (Decrease) in Class H Shares Outstanding	(84)	15
Class L:
Shares Subscribed	2	—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Advantage Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.37		$9.97	$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.16	0.06	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.47		2.12	(0.03)	0.01
Total from Investment Operations	0.52		2.28	0.03	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	(0.07)	—
Net Realized Gain	—		(0.76)	—	—
Total Distributions	—		(0.88)	(0.07)	—
Net Asset Value, End of Period	$11.89		$11.37	$9.97	$10.01
Total Return++	4.57	%#	22.83%	0.34%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$2,516		$1,129	$1,603	$701
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.30%+	1.30%+	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.91	%+*	1.39%+	0.57%+	(1.10	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	25	%#	63%	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.94	%*	7.28%	7.31%	245.42	%*
Net Investment Loss to Average Net Assets	(5.74	)%*	(4.59)%	(5.44)%	(245.22	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Advantage Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.36		$9.97	$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		0.13	0.03	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.47		2.11	(0.02)	0.01
Total from Investment Operations	0.51		2.24	0.01	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	(0.05)	—
Net Realized Gain	—		(0.76)	—	—
Total Distributions	—		(0.85)	(0.05)	—
Net Asset Value, End of Period	$11.87		$11.36	$9.97	$10.01
Total Return++	4.49	%#	22.44%	0.07%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$119		$114	$100	$100
Ratio of Expenses to Average Net Assets (1)	1.54	%+*	1.55%+	1.55%+	1.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.66	%+*	1.14%+	0.32%+	(1.35	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	25	%#	63%	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.19	%*	7.53%	7.56%	245.67	%*
Net Investment Loss to Average Net Assets	(5.99	)%*	(4.84)%	(5.69)%	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Advantage Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.36		$9.97	$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		0.13	0.03	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.46		2.11	(0.02)	0.01
Total from Investment Operations	0.50		2.24	0.01	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	(0.05)	—
Net Realized Gain	—		(0.76)	—	—
Total Distributions	—		(0.85)	(0.05)	—
Net Asset Value, End of Period	$11.86		$11.36	$9.97	$10.01
Total Return++	4.40	%#	22.45%	0.08%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$248		$1,193	$895	$200
Ratio of Expenses to Average Net Assets (1)	1.54	%+*	1.55%+	1.55%+	1.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.66	%+*	1.14%+	0.32%+	(1.35	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	25	%#	63%	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.19	%*	7.53%	7.56%	245.67	%*
Net Investment Loss to Average Net Assets	(5.99	)%*	(4.84)%	(5.69)%	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Advantage Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.35		$9.96	$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.07	(0.02)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.47		2.11	(0.02)	0.01
Total from Investment Operations	0.48		2.18	(0.04)	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	(0.01)	—
Net Realized Gain	—		(0.76)	—	—
Total Distributions	—		(0.79)	(0.01)	—
Net Asset Value, End of Period	$11.83		$11.35	$9.96	$10.01
Total Return++	4.23	%#	21.89%	(0.44)%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$147		$113	$100	$100
Ratio of Expenses to Average Net Assets (1)	2.04	%+*	2.05%+	2.05%+	2.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.16	%+*	0.64%+	(0.18)%+	(1.85	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	25	%#	63%	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.69	%*	8.03%	8.06%	246.17	%*
Net Investment Loss to Average Net Assets	(6.49	)%*	(5.34)%	(6.19)%	(245.97	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Advantage Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Ex-

change ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$121	$—	$—	$121
Capital Markets	44	—	—	44
Commercial Services & Supplies	170	—	—	170
Communications Equipment	81	—	—	81
Computers & Peripherals	56	—	—	56
Diversified Financial Services	127	—	—	127
Food Products	181	—	—	181
Hotels, Restaurants & Leisure	220	—	—	220
Industrial Conglomerates	100	—	—	100
Information Technology Services	182	—	—	182
Insurance	235	—	—	235
Internet & Catalog Retail	181	—	—	181
Internet Software & Services	329	—	—	329
Media	168	—	—	168
Multi-line Retail	73	—	—	73
Professional Services	67	—	—	67
Real Estate Management & Development	37	—	—	37
Road & Rail	45	—	—	45
Specialty Retail	110	—	—	110
Textiles, Apparel & Luxury Goods	309	—	—	309
Tobacco	54	—	—	54
Transportation Infrastructure	7	—	—	7
Total Common Stocks	2,897	—	—	2,897
Short-Term Investment — Investment Company	79	—	—	79
Total Assets	$2,976	$—	$—	$2,976

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $1,016,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares, 1.55% for Class P shares, 1.55% for Class H shares and 2.05% for Class L shares.

The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $98,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,043,000 and $693,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$65	$993	$979	$—	@	$79

@ Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$46	$137	$16	—

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and a dividend redesignation resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(3)	$3	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
—	$62

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $399,000 and the aggregate gross unrealized depreciation is approximately $68,000 resulting in net unrealized appreciation of approximately $331,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

During the year ended December 31, 2012, the Portfolio utilized prior year short-term capital losses for U.S. Federal income tax purposes of approximately $1,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2012, the Portfolio deferred to January 1, 2013 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
—	$1

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 52.1% for Class H shares.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

• We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

• We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

• We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

• We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN
703405 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Discovery Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Global Discovery Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Discovery Portfolio Class I	$1,000.00	$1,152.10	$1,018.10	$7.20	$6.76	1.35%
Global Discovery Portfolio Class P	1,000.00	1,150.30	1,016.86	8.53	8.00	1.60
Global Discovery Portfolio Class H	1,000.00	1,151.20	1,016.86	8.53	8.00	1.60
Global Discovery Portfolio Class L	1,000.00	1,148.50	1,014.38	11.19	10.49	2.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of December 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Global Discovery Portfolio

	Shares	Value (000)
Common Stocks (94.5%)
Australia (0.2%)
Lynas Corp., Ltd. (a)	45,862	$16
Brazil (3.6%)
JHSF Participacoes SA	92,830	258
LLX Logistica SA (a)	44,768	20
		278
Canada (0.6%)
Second Cup Ltd. (The)	11,173	44
Denmark (1.2%)
Pandora A/S	2,804	95
France (22.0%)
Christian Dior SA	5,169	834
Edenred	15,219	466
Eurazeo	7,501	402
		1,702
Germany (4.3%)
ThyssenKrupp AG (a)	16,796	330
Greece (8.2%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	16,159	126
JUMBO SA (a)	16,979	168
Titan Cement Co., SA (a)	18,007	313
Titan Cement Co., SA (Preference) (a)	3,143	26
		633
Hong Kong (4.1%)
L'Occitane International SA	100,750	272
Louis XIII Holdings Ltd.	54,240	42
		314
Singapore (3.2%)
Mandarin Oriental International Ltd.	154,000	249
Switzerland (2.4%)
Nestle SA (Registered)	2,890	189
United Kingdom (1.0%)
Mulberry Group PLC	5,436	76
United States (43.7%)
Akamai Technologies, Inc. (a)	7,099	302
Apple, Inc.	592	235
Crimson Wine Group Ltd. (a)	17,849	152
Dropbox, Inc. (a)(b)(c) (acquisition cost — $25; acquired 5/1/12)	2,743	24
Facebook, Inc., Class A (a)	15,813	393
Fairway Group Holdings Corp. (a)	1,050	25
Fiesta Restaurant Group, Inc. (a)	10,870	374
First Solar, Inc. (a)	12,439	556
Intuitive Surgical, Inc. (a)	580	294
Motorola Solutions, Inc.	8,138	470
Progressive Corp. (The)	4,736	120
Solera Holdings, Inc.	4,871	271
Tableau Software, Inc., Class A (a)	1,591	88
	Shares	Value (000)
Textura Corp. (a)	1,740	$45
Workday, Inc., Class A (a)	553	36
		3,385
Total Common Stocks (Cost $6,404)		7,311
Preferred Stock (0.1%)
United States (0.1%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $9; acquired 7/19/12) (Cost $9)	2,935	9
Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost — $3; acquired 5/25/12) (Cost $3)	277	2
	No. of Contracts
Call Options Purchased (0.6%)
United States (0.6%)
Hillshire Brands Co. January 2014 @ $15	19	13
Hillshire Brands Co. January 2014 @ $20	155	29
Total Call Options Purchased (Cost $61)		42
	Face Amount (000)
Corporate Bond (0.8%)
United States (0.8%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $61)	$61	60
	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $100)	99,905	100
Total Investments (97.3%) (Cost $6,638)		7,524
Other Assets in Excess of Liabilities (2.7%)		211
Net Assets (100.0%)		$7,735

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2013 amounts to approximately $35,000 and represents 0.5% of net assets.

(c)  At June 30, 2013, the Portfolio held fair valued securities valued at approximately $35,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Discovery Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.7%
Textiles, Apparel & Luxury Goods	13.4
Internet Software & Services	10.2
Hotels, Restaurants & Leisure	9.4
Semiconductors & Semiconductor Equipment	7.4
Diversified Financial Services	7.0
Communications Equipment	6.2
Commercial Services & Supplies	6.2
Specialty Retail	5.8
Metals & Mining	5.4
Software	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $6,538)	$7,424
Investment in Security of Affiliated Issuer, at Value (Cost $100)	100
Total Investments in Securities, at Value (Cost $6,638)	7,524
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Investments Sold	164
Due from Adviser	26
Receivable for Portfolio Shares Sold	15
Tax Reclaim Receivable	5
Dividends Receivable	2
Interest Receivable	1
Receivable from Affiliate	—	@
Other Assets	22
Total Assets	7,759
Liabilities:
Payable for Professional Fees	10
Payable for Investments Purchased	4
Payable for Custodian Fees	2
Payable for Administration Fees	1
Payable for Transfer Agent Fees	1
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	6
Total Liabilities	24
Net Assets	$7,735
Net Assets Consist Of:
Paid-in-Capital	$6,209
Accumulated Net Investment Income	3
Accumulated Net Realized Gain	637
Unrealized Appreciation (Depreciation) on:
Investments	886
Foreign Currency Translations	—	@
Net Assets	$7,735
CLASS I:
Net Assets	$6,739
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	526,529
Net Asset Value, Offering and Redemption Price Per Share	$12.80
CLASS P:
Net Assets	$180
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	14,104
Net Asset Value, Redemption Price Per Share	$12.78
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.71
Maximum Offering Price Per Share	$13.49
CLASS H:
Net Assets	$677
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	52,964
Net Asset Value, Redemption Price Per Share	$12.79
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$13.43
CLASS L:
Net Assets	$139
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,846
Net Asset Value, Offering and Redemption Price Per Share	$12.76

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Discovery Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	$63
Interest from Securities of Unaffiliated Issuers	1
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	64
Expenses:
Professional Fees	40
Advisory Fees (Note B)	32
Registration Fees	25
Custodian Fees (Note F)	8
Shareholder Reporting Fees	6
Transfer Agency Fees (Note E)	6
Administration Fees (Note C)	3
Pricing Fees	3
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Directors' Fees and Expenses	—	@
Other Expenses	10
Total Expenses	134
Expenses Reimbursed by Adviser (Note B)	(53)
Waiver of Advisory Fees (Note B)	(32)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	49
Net Investment Income	15
Realized Gain:
Investments Sold	577
Foreign Currency Transactions	2
Net Realized Gain	579
Change in Unrealized Appreciation (Depreciation):
Investments	366
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	366
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	945
Net Increase in Net Assets Resulting from Operations	$960

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Global Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$15	$117
Net Realized Gain	579	281
Net Change in Unrealized Appreciation (Depreciation)	366	778
Net Increase in Net Assets Resulting from Operations	960	1,176
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(88)
Net Realized Gain	—	(154)
Class P:
Net Investment Income	—	(3)
Net Realized Gain	—	(6)
Class H:
Net Investment Income	—	(37)
Net Realized Gain	—	(70)
Class L:
Net Investment Income	—	(2)
Net Realized Gain	—	(5)
Total Distributions	—	(365)
Capital Share Transactions:(1)
Class I:
Subscribed	3,578	2,208
Distributions Reinvested	—	185
Redeemed	(1,037)	(1,918)
Class P:
Subscribed	107	28
Distributions Reinvested	—	2
Redeemed	(87)	(2)
Class H:
Subscribed	120	83
Distributions Reinvested	—	95
Redeemed	(1,194)	—
Class L:
Subscribed	11	—
Net Increase in Net Assets Resulting from Capital Share Transactions	1,498	681
Total Increase in Net Assets	2,458	1,492
Net Assets:
Beginning of Period	5,277	3,785
End of Period (Including Accumulated (Distributions in Excess of) Net Investment Income of $3 and $(12))	$7,735	$5,277
(1) Capital Share Transactions:
Class I:
Shares Subscribed	300	211
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(82)	(189)
Net Increase in Class I Shares Outstanding	218	39
Class P:
Shares Subscribed	9	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(7)	(— @@)
Net Increase in Class P Shares Outstanding	2	2
Class H:
Shares Subscribed	9	7
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(100)	—
Net Increase (Decrease) in Class H Shares Outstanding	(91)	16
Class L:
Shares Subscribed	1	—

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Discovery Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.11		$9.06	$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.25	0.13	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.66		2.62	(0.92)	(0.03)
Total from Investment Operations	1.69		2.87	(0.79)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.12)	—
Net Realized Gain	—		(0.52)	(0.00)‡	—
Total Distributions	—		(0.82)	(0.12)	—
Net Asset Value, End of Period	$12.80		$11.11	$9.06	$9.97
Total Return++	15.21	%#	31.64%	(7.72)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$6,739		$3,432	$2,446	$697
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35%+	1.35%+	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.50	%+*	2.41%+	1.39%+	(1.14	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	43	%#	96%	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.76	%*	4.33%	5.52%	238.14	%*
Net Investment Loss to Average Net Assets	(1.91	)%*	(0.57)%	(2.78)%	(237.93	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Discovery Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.11		$9.07	$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		0.22	0.12	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.65		2.62	(0.92)	(0.03)
Total from Investment Operations	1.67		2.84	(0.80)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	(0.10)	—
Net Realized Gain	—		(0.52)	(0.00)‡	—
Total Distributions	—		(0.80)	(0.10)	—
Net Asset Value, End of Period	$12.78		$11.11	$9.07	$9.97
Total Return++	15.03	%#	31.40%	(7.98)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$180		$137	$91	$100
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.60%+	1.60%+	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.25	%+*	2.16%+	1.14%+	(1.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	43	%#	96%	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.01	%*	4.58%	5.77%	238.39	%*
Net Investment Loss to Average Net Assets	(2.16	)%*	(0.82)%	(3.03)%	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Discovery Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.11		$9.07	$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		0.22	0.11	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.66		2.62	(0.91)	(0.03)
Total from Investment Operations	1.68		2.84	(0.80)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	(0.10)	—
Net Realized Gain	—		(0.52)	(0.00)‡	—
Total Distributions	—		(0.80)	(0.10)	—
Net Asset Value, End of Period	$12.79		$11.11	$9.07	$9.97
Total Return++	15.12	%#	31.36%	(7.96)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$677		$1,597	$1,157	$349
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.60%+	1.60%+	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.25	%+*	2.16%+	1.14%+	(1.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	43	%#	96%	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.01	%*	4.58%	5.77%	238.39	%*
Net Investment Loss to Average Net Assets	(2.16	)%*	(0.82)%	(3.03)%	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Discovery Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.11		$9.07	$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		0.17	0.06	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.67		2.61	(0.91)	(0.03)
Total from Investment Operations	1.65		2.78	(0.85)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.05)	—
Net Realized Gain	—		(0.52)	(0.00)‡	—
Total Distributions	—		(0.74)	(0.05)	—
Net Asset Value, End of Period	$12.76		$11.11	$9.07	$9.97
Total Return++	14.85	%#	30.62%	(8.41)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$139		$111	$91	$100
Ratio of Expenses to Average Net Assets (1)	2.10	%+*	2.10%+	2.10%+	2.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.25	)%+*	1.66%+	0.64%+	(1.89	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	43	%#	96%	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.51	%*	5.08%	6.27%	238.89	%*
Net Investment Loss to Average Net Assets	(2.66	)%*	(1.32)%	(3.53)%	(238.68	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Discovery Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$152	$—	$—	$152
Commercial Services & Supplies	466	—	—	466
Communications Equipment	470	—	—	470
Computers & Peripherals	235	—	—	235
Construction Materials	339	—	—	339
Diversified Financial Services	528	—	—	528
Food & Staples Retailing	25	—	—	25
Food Products	189	—	—	189
Health Care Equipment & Supplies	294	—	—	294
Hotels, Restaurants & Leisure	709	—	—	709
Insurance	120	—	—	120
Internet Software & Services	740	—	24	764
Metals & Mining	346	—	—	346
Real Estate Management & Development	258	—	—	258
Semiconductors & Semiconductor Equipment	556	—	—	556
Software	395	—	—	395
Specialty Retail	440	—	—	440
Textiles, Apparel & Luxury Goods	1,005	—	—	1,005
Transportation Infrastructure	20	—	—	20
Total Common Stocks	7,287	—	24	7,311

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock	$—	$—	$9	$9
Convertible Preferred Stock	—	—	2	2
Call Options Purchased	42			42
Corporate Bond	—	60	—	60
Short-Term Investment — Investment Company	100	—	—	100
Total Assets	$7,429	$60	$35	$7,524

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $2,836,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stock (000)			Convertible Preferred Stock (000)
Beginning Balance	$25		$9			$5
Purchases	—		—			—
Sales	—		—			—
Beginning Balance	—		—			—
Transfers in	—		—			—
Transfers out	—		—			—
Corporate action	—		—			—
Change in unrealized appreciation/ depreciation	(1)		(—	@)		27
Realized gains (losses)	—		—			(30)
Ending Balance	$24		$9			$2
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2013	$(1)	$	(—	@)	$	(—	@)

@  Amount is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Computer Services, Software & Systems
Preferred Stock	$9	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		17.5%		17.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.0	x	16.1	x	12.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet Software & Services
Common Stock	$24	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
Convertible Preferred Stock	$2		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.7	x	4.3	x	12.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: In respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument such a as security, currency or index, at an agreed upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. The Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest.Writing put options tend to increase the Portfolio's exposure to the underlying instrument. Writing call options tend to decrease the Portfolio's exposure to the underlying instruments. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Equity Risk	$42

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Investments (Options Purchased)	$17	††

†† Amounts are included in Investments in the Statement of Operations.

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
UBS AG	$42	$—	$—	$42

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly principal amount	$17,000

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.60% for Class P shares, 1.60% for Class H shares and 2.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $85,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,352,000 and $2,917,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$123	$3,140	$3,163	$—	@	$100

@ Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of

Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$234	$132	$47	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$4	$(4)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10	$124

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,192,000 and the aggregate gross unrealized depreciation is approximately $306,000 resulting in net unrealized appreciation of approximately $886,000.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2012, the Portfolio deferred to January 1, 2013 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
—	$63

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 22.7% and 20.5%, for Class P and Class H shares, respectively.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGDSAN
704810 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Franchise Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,083.80	$1,020.03	$4.96	$4.81	0.96%
Global Franchise Portfolio Class P	1,000.00	1,082.30	1,018.79	6.25	6.06	1.21
Global Franchise Portfolio Class H	1,000.00	1,082.40	1,018.79	6.25	6.06	1.21
Global Franchise Portfolio Class L	1,000.00	1,079.10	1,016.31	8.82	8.55	1.71

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the Portfolio's total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
France (6.3%)
Legrand SA	86,905	$4,032
Sanofi	313,656	32,506
		36,538
Germany (4.6%)
SAP AG	356,994	26,143
Italy (0.9%)
Davide Campari-Milano SpA	736,324	5,333
Netherlands (1.8%)
DE Master Blenders 1753 N.V. (a)	658,059	10,536
Sweden (2.5%)
Swedish Match AB	408,470	14,503
Switzerland (9.8%)
Nestle SA (Registered)	862,583	56,574
United Kingdom (34.5%)
Admiral Group PLC	192,298	3,881
British American Tobacco PLC	1,049,878	53,772
Diageo PLC	901,721	25,784
Experian PLC	527,584	9,172
Imperial Tobacco Group PLC	658,577	22,838
Reckitt Benckiser Group PLC	597,134	42,214
Unilever PLC	1,031,757	41,773
		199,434
United States (36.0%)
3M Co.	38,460	4,206
Accenture PLC, Class A	349,348	25,139
Dr. Pepper Snapple Group, Inc.	488,198	22,423
Herbalife Ltd.	232,830	10,510
Kraft Foods Group, Inc.	169,413	9,465
Mead Johnson Nutrition Co.	112,655	8,926
Microsoft Corp.	821,503	28,366
Mondelez International, Inc., Class A	399,989	11,412
Moody's Corp.	176,558	10,758
NIKE, Inc., Class B	109,733	6,988
Philip Morris International, Inc.	301,321	26,100
Procter & Gamble Co. (The)	353,864	27,244
Visa, Inc., Class A	88,955	16,256
		207,793
Total Common Stocks (Cost $485,277)		556,854
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $15,015)	15,014,628	15,015
Total Investments (99.0%) (Cost $500,292)		571,869
Other Assets in Excess of Liabilities (1.0%)		5,801
Net Assets (100.0%)		$577,670

(a)  Non-income producing security.

Portfolio Composition

Classification	Percentage of Total Investments
Food Products	24.3%
Tobacco	20.5
Household Products	12.1
Other*	11.3
Software	9.5
Beverages	9.4
Information Technology Services	7.2
Pharmaceuticals	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $485,277)	$556,854
Investment in Security of Affiliated Issuer, at Value (Cost $15,015)	15,015
Total Investments in Securities, at Value (Cost $500,292)	571,869
Receivable for Portfolio Shares Sold	5,992
Dividends Receivable	761
Tax Reclaim Receivable	550
Receivable from Affiliate	— @
Other Assets	24
Total Assets	579,196
Liabilities:
Payable for Advisory Fees	1,141
Payable for Portfolio Shares Redeemed	224
Payable for Sub Transfer Agency Fees	40
Payable for Administration Fees	38
Payable for Distribution and Shareholder Services Fees — Class P	13
Payable for Distribution and Shareholder Services Fees — Class H	1
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Professional Fees	18
Payable for Custodian Fees	9
Payable for Directors' Fees and Expenses	6
Payable for Transfer Agent Fees	2
Other Liabilities	29
Total Liabilities	1,526
Net Assets	$577,670
Net Assets Consist Of:
Paid-in-Capital	$494,316
Undistributed Net Investment Income	7,080
Accumulated Net Realized Gain	4,708
Unrealized Appreciation (Depreciation) on:
Investments	71,577
Foreign Currency Translations	(11)
Net Assets	$577,670
CLASS I:
Net Assets	$504,287
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	25,662,338
Net Asset Value, Offering and Redemption Price Per Share	$19.65
CLASS P:
Net Assets	$58,792
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	3,041,315
Net Asset Value, Redemption Price Per Share	$19.33
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$1.07
Maximum Offering Price Per Share	$20.40
CLASS H:
Net Assets	$6,093
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	315,630
Net Asset Value, Redemption Price Per Share	$19.30
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.96
Maximum Offering Price Per Share	$20.26
CLASS L:
Net Assets	$8,498
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	441,626
Net Asset Value, Offering and Redemption Price Per Share	$19.24

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $561 of Foreign Taxes Withheld)	$9,814
Dividends from Security of Affiliated Issuer	1
Total Investment Income	9,815
Expenses:
Advisory Fees (Note B)	2,169
Administration Fees (Note C)	218
Distribution and Shareholder Services Fees — Class P (Note D)	65
Distribution and Shareholder Services Fees — Class H (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	27
Sub Transfer Agency Fees	79
Registration Fees	40
Professional Fees	39
Custodian Fees (Note F)	38
Transfer Agency Fees (Note E)	15
Shareholder Reporting Fees	10
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	10
Total Expenses	2,723
Rebate from Morgan Stanley Affiliate (Note G)	(12)
Net Expenses	2,711
Net Investment Income	7,104
Realized Gain:
Investments Sold	5,130
Foreign Currency Transactions	146
Net Realized Gain	5,276
Change in Unrealized Appreciation (Depreciation):
Investments	27,862
Foreign Currency Translations	(12)
Net Change in Unrealized Appreciation (Depreciation)	27,850
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	33,126
Net Increase in Net Assets Resulting from Operations	$40,230

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,104	$7,273
Net Realized Gain	5,276	11,092
Net Change in Unrealized Appreciation (Depreciation)	27,850	23,926
Net Increase in Net Assets Resulting from Operations	40,230	42,291
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(6,790)
Net Realized Gain	—	(6,174)
Class P:
Net Investment Income	—	(552)
Net Realized Gain	—	(563)
Class H:
Net Investment Income	—	(42	)*
Net Realized Gain	—	(40	)*
Class L:
Net Investment Income	—	(65	)*
Net Realized Gain	—	(73	)*
Total Distributions	—	(14,299)
Capital Share Transactions:(1)
Class I:
Subscribed	99,066	241,173
Distributions Reinvested	—	11,075
Redeemed	(35,820)	(85,392)
Class P:
Subscribed	30,103	20,381
Distributions Reinvested	—	1,084
Redeemed	(10,502)	(2,657)
Class H:
Subscribed	3,154	2,694	*
Distributions Reinvested	—	82	*
Redeemed	(17)	(3	)*
Class L:
Subscribed	4,298	4,857	*
Distributions Reinvested	—	138	*
Redeemed	(770)	(500	)*
Net Increase in Net Assets Resulting from Capital Share Transactions	89,512	192,932
Total Increase in Net Assets	129,742	220,924
Net Assets:
Beginning of Period	447,928	227,004
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $7,080 and $(24))	$577,670	$447,928
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,171	13,532
Shares Issued on Distributions Reinvested	—	600
Shares Redeemed	(1,830)	(4,849)
Net Increase in Class I Shares Outstanding	3,341	9,283
Class P:
Shares Subscribed	1,572	1,144
Shares Issued on Distributions Reinvested	—	60
Shares Redeemed	(541)	(151)
Net Increase in Class P Shares Outstanding	1,031	1,053
Class H:
Shares Subscribed	163	149	*
Shares Issued on Distributions Reinvested	—	5	*
Shares Redeemed	(1)	(—	@@)*
Net Increase in Class H Shares Outstanding	162	154
Class L:
Shares Subscribed	226	273	*
Shares Issued on Distributions Reinvested	—	8	*
Shares Redeemed	(38)	(27)
Net Increase in Class L Shares Outstanding	188	254

@@  Amount is less than 500 shares.

*  For the period April 27, 2012 to December 31, 2012.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$18.13		$16.24	$15.29		$13.81		$10.82		$16.62
Income (Loss) from Investment Operations:
Net Investment Income†	0.26		0.40	0.31		0.32		0.19		0.35
Net Realized and Unrealized Gain (Loss)	1.26		2.11	1.11		1.62		2.98		(5.11)
Total from Investment Operations	1.52		2.51	1.42		1.94		3.17		(4.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)	(0.30)		(0.46)		(0.18)		(0.84)
Net Realized Gain	—		(0.30)	(0.17)		—		—		(0.20)
Total Distributions	—		(0.62)	(0.47)		(0.46)		(0.18)		(1.04)
Net Asset Value, End of Period	$19.65		$18.13	$16.24		$15.29		$13.81		$10.82
Total Return++	8.38	%#	15.38%	9.38%		14.07%		29.65%		(28.88)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$504,287		$404,762	$211,677		$89,666		$111,852		$78,029
Ratio of Expenses to Average Net Assets (1)	0.96	%+††*	0.98%+	1.00	%+††	1.00	%+††	1.00	%+	1.00%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		1.00	%+††	1.00	%+	1.00%+
Ratio of Net Investment Income to Average Net Assets (1)	2.64	%+††*	2.21%+	1.87	%+††	2.19	%+††	1.62	%+	2.49%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01%	0.00	%††§	0.00	%††§	0.00	%§	0.01%
Portfolio Turnover Rate	8	%#	34%	30%		74%		18%		31%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.01	%††	1.08	%+††	1.01	%+	1.01%+
Net Investment Income to Average Net Assets	N/A		N/A	1.86	%††	2.11	%+††	1.61	%+	2.48%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Franchise Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$17.86		$16.01	$15.10		$13.65		$10.71		$16.44
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.35	0.26		0.28		0.11		0.34
Net Realized and Unrealized Gain (Loss)	1.24		2.09	1.09		1.59		2.99		(5.07)
Total from Investment Operations	1.47		2.44	1.35		1.87		3.10		(4.73)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.27)		(0.42)		(0.16)		(0.80)
Net Realized Gain	—		(0.30)	(0.17)		—		—		(0.20)
Total Distributions	—		(0.59)	(0.44)		(0.42)		(0.16)		(1.00)
Net Asset Value, End of Period	$19.33		$17.86	$16.01		$15.10		$13.65		$10.71
Total Return++	8.23	%#	15.14%	8.98%		13.83%		29.24%		(29.00)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$58,792		$35,901	$15,327		$9,653		$9,332		$2,892
Ratio of Expenses to Average Net Assets (1)	1.21	%+††*	1.23%+	1.25	%+††	1.25	%+††	1.25	%+	1.25%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		1.25	%+††	1.25	%+	1.25%+
Ratio of Net Investment Income to Average Net Assets (1)	2.39	%+††*	1.99%+	1.62	%+††	1.94	%+††	0.92	%+	2.43%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01%	0.00	%††§	0.00	%††§	0.00	%§	0.01%
Portfolio Turnover Rate	8	%#	34%	30%		74%		18%		31%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.26	%††	1.33	%+††	1.26	%+	1.26%+
Net Investment Income to Average Net Assets	N/A		N/A	1.61	%††	1.86	%+††	0.91	%+	2.42%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Franchise Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$17.83		$18.13
Income from Investment Operations:
Net Investment Income†	0.23		0.10
Net Realized and Unrealized Gain	1.24		0.21
Total from Investment Operations	1.47		0.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)
Net Realized Gain	—		(0.30)
Total Distributions	—		(0.61)
Net Asset Value, End of Period	$19.30		$17.83
Total Return++	8.24	%#	1.62	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,093		$2,740
Ratio of Expenses to Average Net Assets (1)	1.21	%+††*	1.24	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.39	%+††*	0.79	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%*
Portfolio Turnover Rate	8	%#	34	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Franchise Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$17.83		$18.13
Income from Investment Operations:
Net Investment Income†	0.18		0.10
Net Realized and Unrealized Gain	1.23		0.16
Total from Investment Operations	1.41		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)
Net Realized Gain	—		(0.30)
Total Distributions	—		(0.56)
Net Asset Value, End of Period	$19.24		$17.83
Total Return++	7.91	%#	1.36	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,498		$4,525
Ratio of Expenses to Average Net Assets (1)	1.71	%+††*	1.73	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.89	%+††*	0.84	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%*
Portfolio Turnover Rate	8	%#	34	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$53,540	$—	$—	$53,540
Diversified Financial Services	10,758	—	—	10,758
Electrical Equipment	4,032	—	—	4,032
Food Products	138,686	—	—	138,686
Household Products	69,458	—	—	69,458
Industrial Conglomerates	4,206	—	—	4,206
Information Technology Services	41,395	—	—	41,395
Insurance	3,881	—	—	3,881
Personal Products	10,510	—	—	10,510
Pharmaceuticals	32,506	—	—	32,506
Professional Services	9,172	—	—	9,172
Software	54,509	—	—	54,509
Textiles, Apparel & Luxury Goods	6,988	—	—	6,988
Tobacco	117,213	—	—	117,213
Total Common Stocks	556,854	—	—	556,854
Short-Term Investment — Investment Company	15,015	—	—	15,015
Total Assets	$571,869	$—	$—	$571,869

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $349,061,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.80% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.25% for Class P shares, 1.25% for Class H shares and 1.75% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $135,574,000 and $41,378,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$18,510	$111,137	$114,632	$1	$15,015

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,414	$6,886	$3,615	$2,396

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distribution in Excess of Net Investment Income (000)	Distribution in Excess of Net Realized Gain (000)	Paid-in Capital (000)
$152	$(152)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
—	$2,319

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $73,964,000 and the aggregate gross unrealized depreciation is approximately $2,387,000 resulting in net unrealized appreciation of approximately $71,577,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $1,862,000, which will expire on December 31, 2017. These losses may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $4,201,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2012, the Portfolio deferred to January 1, 2013 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$26	—

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 27.5% and 48.8%, for Class I and Class P shares, respectively.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
703262 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Frontier Emerging Markets Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Frontier Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Frontier Emerging Markets Portfolio Class I	$1,000.00	$1,148.20	$1,015.67	$9.80	$9.20	1.84%
Frontier Emerging Markets Portfolio Class P	1,000.00	1,145.70	1,014.43	11.12	10.44	2.09
Frontier Emerging Markets Portfolio Class H	1,000.00	1,145.80	1,014.43	11.12	10.44	2.09
Frontier Emerging Markets Portfolio Class L	1,000.00	1,143.00	1,011.95	13.76	12.92	2.59

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the period since the end of August 2008, the month of Morgan Stanley Frontier Emerging Markets Fund, Inc.'s inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Frontier Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (79.0%)
Argentina (3.9%)
Commercial Banks
Banco Macro SA ADR (a)	61,784	$886
Diversified Telecommunication Services
Telecom Argentina SA ADR (a)	62,231	926
Oil, Gas & Consumable Fuels
YPF SA ADR	114,074	1,684
		3,496
Austria (1.6%)
Oil, Gas & Consumable Fuels
OMV AG	32,550	1,470
Bangladesh (2.7%)
Commercial Banks
Islami Bank Bangladesh Ltd.	2,030,018	1,019
Wireless Telecommunication Services
GrameenPhone Ltd.	581,472	1,380
		2,399
Egypt (1.1%)
Automobiles
Ghabbour Auto	265,291	1,020
Kenya (5.1%)
Beverages
East African Breweries Ltd.	525,900	2,084
Commercial Banks
Kenya Commercial Bank Ltd.	3,454,303	1,490
Media
Scan Group Ltd.	1,349,558	959
		4,533
Kuwait (3.1%)
Commercial Banks
Burgan Bank SAK	1,326,219	2,789
Laos (2.7%)
Specialty Retail
Kolao Holdings	94,149	2,428
Nigeria (18.4%)
Beverages
Nigerian Breweries PLC	2,862,574	2,750
Commercial Banks
Access Bank PLC	27,212,605	1,825
FBN Holdings PLC	23,231,387	2,559
FCMB Group PLC (a)	46,704,764	1,359
Guaranty Trust Bank PLC	8,594,300	1,285
Zenith Bank PLC	19,963,331	2,432
		9,460
Construction Materials
Dangote Cement PLC	1,753,247	1,963
Oil, Gas & Consumable Fuels
Afren PLC (a)	1,215,100	2,393
		16,566
	Shares	Value (000)
Pakistan (5.0%)
Commercial Banks
United Bank Ltd.	1,335,900	$1,438
Construction Materials
Lucky Cement Ltd.	696,400	1,463
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.	704,200	1,613
		4,514
Panama (2.4%)
Airlines
Copa Holdings SA, Class A	16,400	2,150
Qatar (11.6%)
Commercial Banks
Qatar National Bank SAQ	78,473	3,429
Diversified Telecommunication Services
Ooredoo QSC	92,165	3,035
Energy Equipment & Services
Gulf International Services OSC	206,605	2,367
Industrial Conglomerates
Industries Qatar QSC	37,048	1,613
		10,444
Romania (3.7%)
Commercial Banks
Banca Transilvania (a)	4,855,200	1,742
Diversified Financial Services
Fondul Proprietatea SA	8,551,852	1,545
		3,287
South Africa (1.4%)
Food Products
Tiger Brands Ltd.	41,900	1,254
Sri Lanka (3.7%)
Commercial Banks
Commercial Bank of Ceylon PLC	1,847,486	1,634
Industrial Conglomerates
John Keells Holdings PLC	855,227	1,649
		3,283
Switzerland (1.3%)
Beverages
Coca-Cola HBC AG (a)	50,610	1,185
United Arab Emirates (10.7%)
Air Freight & Logistics
Aramex PJSC	3,509,277	2,341
Commercial Banks
First Gulf Bank PJSC	705,345	3,067
Construction & Engineering
Drake & Scull International (a)	5,041,019	1,260
Real Estate Management & Development
Emaar Properties PJSC	2,094,060	2,961
		9,629
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Frontier Emerging Markets Portfolio

	Shares	Value (000)
Vietnam (0.6%)
Food Products
Viet Nam Dairy Products JSC	80,150	$572
Total Common Stocks (Cost $63,345)		71,019
Participation Notes (15.0%)
Saudi Arabia (11.5%)
Commercial Banks
Al Rajhi Bank Series 0002, Equity Linked Notes, expires 2/16/15	113,581	2,166
Alinma Bank, Equity Linked Notes, expires 9/27/16 (a)	206,399	754
Alinma Bank Series 0001, Equity Linked Notes, expires 5/9/16 (a)	145,450	531
Herfy Food Services Co., Equity Linked Notes, expires 10/8/15 (a)	23,928	759
Saudi Hollandi Bank Series 0002, Equity Linked Notes, expires 3/7/16	156,734	1,358
		5,568
Diversified Financial Services
United Electronics Co. Series 0002, Equity Linked Notes, expires 4/22/16 (a)(b)	48,874	1,274
Hotels, Restaurants & Leisure
Herfy Food Services Co., Equity Linked Notes, expires 5/23/16 (a)(b)	18,221	578
Wireless Telecommunication Services
Etihad Etisalat Co., Equity Linked Notes, expires 9/27/16	100,979	2,141
Etihad Etisalat Co. Series 0002, Equity Linked Notes, expires 5/9/16 (a)(b)	37,973	805
		2,946
		10,366
United Arab Emirates (2.8%)
Air Freight & Logistics
Aramex PJSC, Equity Linked Notes, expires 3/30/16 (a)	236,000	157
Diversified Telecommunication Services
Emirates Telecommunications Corp., Equity Linked Notes, expires 4/21/14	754,191	2,310
		2,467
Vietnam (0.7%)
Food Products
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19 (a)	88,470	631
Total Participation Notes (Cost $12,722)		13,464
Short-Term Investment (9.4%)
Investment Company (9.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $8,448)	8,448,147	8,448
Total Investments (103.4%) (Cost $84,515)		92,931
Liabilities in Excess of Other Assets (-3.4%)		(3,042)
Net Assets (100.0%)		$89,889

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

ADR  American Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.4%
Commercial Banks	34.6
Investment Company	9.1
Oil, Gas & Consumable Fuels	7.7
Diversified Tecommunication Services	6.7
Beverages	6.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $76,067)	$84,483
Investment in Security of Affiliated Issuer, at Value (Cost $8,448)	8,448
Total Investments in Securities, at Value (Cost $84,515)	92,931
Foreign Currency, at Value (Cost $668)	663
Receivable for Portfolio Shares Sold	1,388
Dividends Receivable	135
Receivable for Investments Sold	72
Prepaid Offering Costs	30
Tax Reclaim Receivable	4
Receivable from Affiliate	1
Other Assets	17
Total Assets	95,241
Liabilities:
Payable for Investments Purchased	4,911
Payable for Advisory Fees	182
Payable for Reorganization Expense	110
Payable for Custodian Fees	51
Deferred Capital Gain Country Tax	36
Payable for Transfer Agent Fees	19
Payable for Portfolio Shares Redeemed	16
Payable for Professional Fees	8
Payable for Administration Fees	6
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	13
Total Liabilities	5,352
Net Assets	$89,889
Net Assets Consist of:
Paid-in-Capital	$116,658
Accumulated Net Investment Income	972
Accumulated Net Realized Loss	(36,128)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $36 Deferred Capital Gain Country Tax)	8,380
Foreign Currency Translations	7
Net Assets	$89,889

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2012 (000)
CLASS I:
Net Assets	$86,734
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	5,306,554
Net Asset Value, Offering and Redemption Price Per Share	$16.34
CLASS P:
Net Assets	$1,975
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	121,272
Net Asset Value, Redemption Price Per Share	$16.28
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.90
Maximum Offering Price Per Share	$17.18
CLASS H:
Net Assets	$558
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	34,314
Net Asset Value, Redemption Price Per Share	$16.27
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.81
Maximum Offering Price Per Share	$17.08
CLASS L:
Net Assets	$622
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	38,315
Net Asset Value, Offering and Redemption Price Per Share	$16.23

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $88 of Foreign Taxes Withheld)	$1,544
Dividends from Security of Affiliated Issuer	2
Interest from Securities of Unaffiliated Issuers (Net of $-@ of Foreign Taxes Withheld)	—	@
Total Investment Income	1,546
Expenses:
Advisory Fees (Note B)	388
Custodian Fees (Note F)	95
Professional Fees	76
Offering Costs	60
Administration Fees (Note C)	25
Registration Fees	14
Transfer Agency Fees (Note E)	12
Shareholder Reporting Fees	10
Sub Transfer Agency Fees	6
Pricing Fees	3
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	1
Directors' Fees and Expenses	1
Other Expenses	14
Total Expenses	705
Waiver of Advisory Fees (Note B)	(130)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	572
Net Investment Income	974
Realized Gain (Loss):
Investments Sold (Net of Deferred Capital Gain Country Tax of $10)	3,380
Foreign Currency Transactions	(73)
Net Realized Gain	3,307
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $17)	2,857
Foreign Currency Translations	6
Net Change in Unrealized Appreciation (Depreciation)	2,863
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,170
Net Increase in Net Assets Resulting from Operations	$7,144

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Frontier Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Period from November 1, 2012 to December 31, 2012 (000)	Year Ended October 31, 2012 (000)		Year Ended October 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$974	$(110)	$1,225		$2,296
Net Realized Gain (Loss)	3,307	3,778	(2,058)		3,631
Net Change in Unrealized Appreciation (Depreciation)	2,863	(1,730)	10,319		(21,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,144	1,938	9,486		(15,390)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,092)	(1,445)		(1,310)
Class P:
Net Investment Income	—	(— @)	—		—
Class H:
Net Investment Income	—	(1)	—		—
Class L:
Net Investment Income	—	(— @)	—		—
Total Distributions	—	(1,093)	(1,445)		(1,310)
Capital Share Transactions:(1)
Class I:
Subscribed	38,959	770	618		—
Distributions Reinvested	—	903	—		—
Redeemed	(10,781)	(9,855)	(35,040)		—
Class P:
Subscribed	2,287	—	10	*	—
Redeemed	(302)	—	—		—
Class H:
Subscribed	491	100	10	*	—
Distributions Reinvested	—	1	—		—
Redeemed	(31)	(25)	—		—
Class L:
Subscribed	696	—	10	*	—
Redeemed	(98)	—	—		—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	31,221	(8,106)	(34,392)		—
Redemption Fees	2	24	148		—
Total Increase (Decrease) in Net Assets	38,367	(7,237)	(26,203)		(16,700)
Net Assets:
Beginning of Period	51,522	58,759	84,962		101,662
End of Period (Including Accumulated Net Investment Income and Undistributed (Distributions in Excess of) Net Investment Income of $972, $(2), $1,092 and $1,443)	$89,889	$51,522	$58,759		$84,962
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,391	55	45		—
Shares Issued on Distributions Reinvested	—	65	—		—
Shares Redeemed	(695)	(703)	(2,514)		—
Net Increase (Decrease) in Class I Shares Outstanding	1,696	(583)	(2,469)		—
Class P:
Shares Subscribed	139	—	1	*	—
Shares Redeemed	(18)	—	—		—
Net Increase in Class P Shares Outstanding	121	—	1	*	—
Class H:
Shares Subscribed	30	7	1	*	—
Shares Issued on Distributions Reinvested	—	— @@	—		—
Shares Redeemed	(2)	(2)	—		—
Net Increase in Class H Shares Outstanding	28	5	1	*	—
Class L:
Shares Subscribed	43	—	1	*	—
Shares Redeemed	(5)	—	—		—
Net Increase in Class L Shares Outstanding	38	—	1	*	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period September 17, 2012 (commencement of operations) to October 31, 2012.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Frontier Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2013		Period from November 1, 2012 to December 31,		Year Ended October 31,					Period from August 27, 2008^ to October 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$14.24		$14.00		$12.75	$15.26	$13.19		$11.79	$19.10
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.25		(0.03)		0.19	0.34	0.13		0.21	(0.04)
Net Realized and Unrealized Gain (Loss)	1.85		0.56		1.26	(2.65)	2.06		1.18	(7.23)
Total from Investment Operations	2.10		0.53		1.45	(2.31)	2.19		1.39	(7.27)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.22)	(0.20)	(0.21)		—	—
Offering Cost Charge to Capital	—		—		—	—	—		—	(0.04)
Anti-Dilutive Effect of Share Repurchase Program	—		—		—	—	0.09		0.01	—
Redemption Fees	0.00	‡	0.01		0.02	—	—		—	—
Net Asset Value, End of Period	$16.34		$14.24		$14.00	$12.75	$15.26		$13.19	$11.79
Total Return++	14.82	%#	3.94	%#	12.03%	(15.35)%	17.95%		11.87%	(38.27	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,734		$51,415		$58,729	$84,962	$101,662		$93,038	$83,742
Ratio of Expenses to Average Net Assets (1)	1.84	%+††*	1.85	%+††*	2.38%+	2.03%+	2.13	%+	2.05%+	2.71	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		2.38%+	N/A	N/A		N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.14	%+††*	(1.23	)%+††*	1.47%+	2.32%+	1.00	%+	1.89%+	(1.38	)%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%*§	0.01%	0.00%§	0.00	%§	0.01%	0.03	%*
Portfolio Turnover Rate	31	%#	13	%#	59%	60%	42%		54%	31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.27	%††*	3.31	%††*	2.47%	N/A	N/A		N/A	N/A
Net Investment Income (Loss) to Average Net Assets	2.71	%††*	(2.69	)%††*	1.38%	N/A	N/A		N/A	N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Frontier Emerging Markets Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period From November 1, 2012 to December 31, 2012		Period From September 14, 2012^ to October 31, 2012
Net Asset Value, Beginning of Period	$14.20		$13.97		$13.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.24		(0.03)		(0.02)
Net Realized and Unrealized Gain	1.84		0.56		0.23
Total from Investment Operations	2.08		0.53		0.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		—
Redemption Fees	0.00	‡	—		—
Net Asset Value, End of Period	$16.28		$14.20		$13.97
Total Return++	14.57	%#	3.77	%#	1.67	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,975		$10		$10
Ratio of Expenses to Average Net Assets (1)	2.09	%+††*	2.10	%+††*	2.10	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		2.09	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.89	%+††*	(1.48	)%+††*	(0.88	)%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%*§	0.01	%*
Portfolio Turnover Rate	31	%#	13	%#	59	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.52	%††*	3.56	%††*	2.92	%*
Net Investment Income (Loss) to Average Net Assets	2.46	%††*	(2.94	)%††*	(1.70	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Frontier Emerging Markets Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period From November 1, 2012 to December 31, 2012		Period From September 14, 2012^ to October 31, 2012
Net Asset Value, Beginning of Period	$14.19		$13.97		$13.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.23		(0.03)		(0.02)
Net Realized and Unrealized Gain	1.85		0.55		0.23
Total from Investment Operations	2.08		0.52		0.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		—
Redemption Fees	0.00	‡	—		—
Net Asset Value, End of Period	$16.27		$14.19		$13.97
Total Return++	14.58	%#	3.72	%#	1.67	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$558		$87		$10
Ratio of Expenses to Average Net Assets (1)	2.09	%+††*	2.10	%+††*	2.10	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		2.09	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.89	%+††*	(1.48	)%+††*	(0.88	)%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%*§	0.01	%*
Portfolio Turnover Rate	31	%#	13	%#	59	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.52	%††*	3.55	%††*	2.92	%*
Net Investment Income (Loss) to Average Net Assets	2.46	%††*	(2.93	)%††*	(1.70	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Frontier Emerging Markets Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period From November 1, 2012 to December 31, 2012		Period From September 14, 2012^ to October 31, 2012
Net Asset Value, Beginning of Period	$14.19		$13.96		$13.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.19		(0.05)		(0.02)
Net Realized and Unrealized Gain	1.85		0.57		0.22
Total from Investment Operations	2.04		0.52		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		—
Redemption Fees	0.00	‡	—		—
Net Asset Value, End of Period	$16.23		$14.19		$13.96
Total Return++	14.30	%#	3.71	%#	1.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$622		$10		$10
Ratio of Expenses to Average Net Assets (1)	2.59	%+††*	2.60	%+††*	2.60	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		2.59	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.39	%+††*	(1.98	)%+††*	(1.37	)%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%*§	0.01	%*
Portfolio Turnover Rate	31	%#	13	%#	59	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.02	%††*	4.08	%††*	3.49	%*
Net Investment Income (Loss) to Average Net Assets	1.96	%††*	(3.46	)%††*	(2.26	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Frontier Emerging Markets Portfolio (formerly Morgan Stanley Frontier Emerging Markets Fund, Inc.). The Portfolio seeks long-term capital appreciation. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

On September 17, 2012, the Frontier Emerging Markets Portfolio acquired all of the assets and liabilities of Morgan Stanley Frontier Emerging Markets Fund, Inc. ("Frontier Emerging Markets Fund, Inc."), a closed-end investment company, in exchange for Class I shares of the Portfolio. Based on the respective valuations as of the close of business on September 14, 2012, pursuant to a Plan of Reorganization approved by the shareholders of Frontier Emerging Markets Fund, Inc. on August 22, 2012 ("Reorganization"). The net assets of Frontier Emerging Markets Fund, Inc. before the Reorganization were approximately $91,975,000, including unrealized appreciation of approximately $12,776,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $91,975,000.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$2,341	$—	$—	$2,341
Airlines	2,150	—	—	2,150
Automobiles	1,020	—	—	1,020
Beverages	6,019	—	—	6,019
Commercial Banks	26,954	—	—	26,954
Construction & Engineering	1,260	—	—	1,260
Construction Materials	3,426	—	—	3,426
Diversified Financial Services	1,545	—	—	1,545
Diversified Telecommunication Services	3,961	—	—	3,961
Energy Equipment & Services	2,367	—	—	2,367
Food Products	1,254	572	—	1,826
Industrial Conglomerates	3,262	—	—	3,262
Media	959	—	—	959
Oil, Gas & Consumable Fuels	7,160	—	—	7,160

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$2,961	$—	$—	$2,961
Specialty Retail	2,428	—	—	2,428
Wireless Telecommunication Services	1,380	—	—	1,380
Total Common Stocks	70,447	572	—	71,019
Participation Notes	—	13,464	—	13,464
Short-Term Investment — Investment Company	8,448	—	—	8,448
Total Assets	$78,895	$14,036	$—	$92,931

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $37,289,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Portfolio's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the average daily net assets of the Portfolio. For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.82% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I shares, 2.10% for Class P shares, 2.10% for Class H shares and 2.60% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $130,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian

Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $47,362,000 and $18,631,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$1,948	$37,876	$31,376	$2	$8,448

During the six months ended June 30, 2013, the Portfolio incurred approximately $8,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $3,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax periods from the tax period ended October 31, 2009 through the tax period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

Period from November 1 through December 31, 2012 Distributions Paid From:		Year Ended October 31, 2012 Distributions Paid From:		Year Ended October 31, 2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,093	—	$1,445	—	$1,310	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, distributions in excess of net investment income and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$109	$2	$(111)

At December 31, 2012, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,103,000 and the aggregate gross unrealized depreciation is approximately $1,687,000 resulting in net unrealized appreciation of approximately $8,416,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

During the period ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $3,845,000.

In addition, at December 31, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$8,647	December 31, 2015
26,532	December 31, 2016
4,191	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 40.7%, 90.3% and 16.2%, for Class I, Class P and Class L shares, respectively.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIFEMSAN
704676 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Small Company Growth Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class I	$1,000.00	$1,237.30	$1,019.64	$5.77	$5.21	1.04%
Small Company Growth Portfolio Class P	1,000.00	1,236.10	1,018.40	7.15	6.46	1.29
Small Company Growth Portfolio Class H	1,000.00	1,235.90	1,018.40	7.15	6.46	1.29
Small Company Growth Portfolio Class L	1,000.00	1,232.80	1,015.92	9.91	8.95	1.79

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Advertising Agencies (1.1%)
Aimia, Inc. (Canada)	1,168,182	$17,483
Air Transport (1.4%)
XPO Logistics, Inc. (a)	1,278,263	23,124
Alternative Energy (0.2%)
Halcon Resources Corp. (a)	553,127	3,136
Asset Management & Custodian (3.6%)
Eurazeo (France)	390,581	20,928
Greenhill & Co., Inc.	823,135	37,650
		58,578
Banks: Diversified (1.1%)
Financial Engines, Inc.	390,449	17,801
Beverage: Brewers & Distillers (2.2%)
Boston Beer Co., Inc. (The), Class A (a)	165,857	28,302
Crimson Wine Group Ltd. (a)	977,858	8,326
		36,628
Building Materials (0.7%)
Louis XIII Holdings Ltd. (Hong Kong)	15,551,180	12,150
Cement (2.2%)
Eagle Materials, Inc.	544,486	36,083
Chemicals: Diversified (3.8%)
Intrepid Potash, Inc.	579,741	11,044
Rockwood Holdings, Inc.	679,994	43,540
Tronox Ltd., Class A	360,075	7,256
		61,840
Commercial Services (15.1%)
Advisory Board Co. (The) (a)	1,676,654	91,629
Corporate Executive Board Co. (The)	1,374,320	86,885
CoStar Group, Inc. (a)	365,976	47,237
MercadoLibre, Inc. (Brazil)	205,433	22,137
		247,888
Computer Services, Software & Systems (11.1%)
Cornerstone OnDemand, Inc. (a)	416,093	18,013
Guidewire Software, Inc. (a)	388,984	16,357
MakeMyTrip Ltd. (India) (a)	1,023,821	14,610
NetSuite, Inc. (a)	455,760	41,811
OpenTable, Inc. (a)	397,158	25,398
Solera Holdings, Inc.	879,276	48,932
Yelp, Inc. (a)	338,978	11,786
Zynga, Inc., Class A (a)	2,170,095	6,033
		182,940
Computer Technology (2.2%)
Textura Corp. (a)	364,033	9,468
Youku Tudou, Inc. ADR (China) (a)	737,042	14,144
Zillow, Inc., Class A (a)	230,709	12,989
		36,601
Consumer Electronics (0.8%)
Sohu.com, Inc. (China) (a)	210,400	12,965
Diversified Financial Services (0.5%)
Capitol Acquisition Corp. II (Units) (a)(b)	803,544	8,132
	Shares	Value (000)
Diversified Retail (7.0%)
Blue Nile, Inc. (a)	1,085,591	$41,014
Citi Trends, Inc. (a)	545,071	7,920
Groupon, Inc. (a)	4,424,927	37,612
Krispy Kreme Doughnuts, Inc. (a)	1,640,028	28,618
		115,164
Electronic Components (0.7%)
3D Systems Corp. (a)	259,774	11,404
Entertainment (3.0%)
Legend Pictures LLC Ltd. (a)(c)(d) (acquisition cost — $5,829; acquired 3/8/12)	5,452	9,179
Vail Resorts, Inc.	649,955	39,985
		49,164
Foods (7.9%)
Annie's, Inc. (a)	385,054	16,457
Fairway Group Holdings Corp. (a)	773,567	18,697
Fiesta Restaurant Group, Inc. (a)	1,925,078	66,204
Ocado Group PLC (United Kingdom) (a)	6,426,280	29,156
		130,514
Health Care Management Services (2.4%)
HMS Holdings Corp. (a)	1,686,837	39,303
Health Care Services (3.5%)
athenahealth, Inc. (a)	670,651	56,818
Insurance: Multi-Line (1.5%)
Greenlight Capital Re Ltd., Class A (a)	977,308	23,973
Medical & Dental Instruments & Supplies (1.5%)
Techne Corp.	357,928	24,726
Medical Services (2.8%)
Medidata Solutions, Inc. (a)	599,194	46,408
Oil Well Equipment & Services (0.5%)
Oasis Petroleum, Inc. (a)	224,060	8,709
Oil: Crude Producers (0.9%)
Gulfport Energy Corp. (a)	310,010	14,592
Pharmaceuticals (0.6%)
Ironwood Pharmaceuticals, Inc. (a)	1,056,965	10,517
Publishing (1.4%)
Morningstar, Inc.	299,552	23,239
Restaurants (1.5%)
Dunkin' Brands Group, Inc.	566,714	24,267
Scientific Instruments: Pollution Control (1.5%)
Covanta Holding Corp.	1,199,135	24,007
Semiconductors & Components (4.7%)
First Solar, Inc. (a)	1,243,480	55,621
Tessera Technologies, Inc.	1,063,073	22,112
		77,733
Specialty Retail (2.0%)
Five Below, Inc. (a)	908,549	33,398
Technology: Miscellaneous (2.2%)
iRobot Corp. (a)	441,128	17,543
Tableau Software, Inc., Class A (a)	330,508	18,317
		35,860

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Telecommunications Equipment (3.5%)
Angie's List, Inc. (a)	1,585,364	$42,091
Pandora Media, Inc. (a)	791,023	14,555
		56,646
Truckers (0.2%)
LLX Logistica SA (Brazil) (a)	7,708,143	3,420
Utilities: Electrical (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	6,682,555	—
Total Common Stocks (Cost $1,024,439)		1,565,211
Preferred Stocks (0.8%)
Advertising Agencies (0.1%)
Glam Media, Inc. Series M-1 (a)(c)(d) (acquisition cost — $5,449; acquired 3/19/08)	361,920	1,325
Glam Media, Inc. Escrow Series M-1 (a)(c)(d) (acquisition cost — $506; acquired 3/19/08)	51,702	108
		1,433
Health Care Services (0.7%)
Castlight Health, Inc. (a)(c)(d) (acquisition cost — $7,387; acquired 6/4/10)	1,796,926	10,925
Total Preferred Stocks (Cost $13,342)		12,358
Convertible Preferred Stocks (3.1%)
Computer Services, Software & Systems (2.2%)
Twitter, Inc. Series E (a)(c)(d) (acquisition cost — $6,019; acquired 9/24/09)	2,259,658	37,104
Computer Technology (0.0%)
Youku Tudou, Inc., Class A (China) (a)(c)(d) (acquisition cost — $—@; acquired 9/16/10)	1	—	@
Consumer Services: Miscellaneous (0.9%)
Xoom, Inc. Series F (a)(c) (acquisition cost — $7,473; acquired 2/23/10)	652,730	14,464
Total Convertible Preferred Stocks (Cost $13,492)		51,568
	Face Amount (000)
Promissory Notes (0.0%)
Advertising Agencies (0.0%)
Glam Media, Inc. 9.00%, 12/3/13 (c)(d) (acquisition cost — $2,301; acquired 3/19/08)	$793	793
Glam Media, Inc. Escrow 9.00%, 12/3/13 (c)(d) (acquisition cost — $55; acquired 3/19/08)	29	19
Total Promissory Notes (Cost $2,356)		812
	Shares	Value (000)
Short-Term Investment (5.5%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $90,114)	90,113,813	$90,114
Total Investments (104.7%) (Cost $1,143,743)		1,720,063
Liabilities in Excess of Other Assets (-4.7%)		(77,418)
Net Assets (100.0%)		$1,642,645

(a)  Non-income producing security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2013 amounts to approximately $73,917,000 and represents 4.5% of net assets.

(d)  At June 30, 2013, the Portfolio held fair valued securities valued at approximately $59,453,000, representing 3.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security has been deemed illiquid at June 30, 2013.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	53.2%
Commercial Services	14.4
Computer Services, Software & Systems	12.8
Foods	7.6
Diversified Retail	6.7
Investment Company	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,053,629)	$1,629,949
Investment in Security of Affiliated Issuer, at Value (Cost $90,114)	90,114
Total Investments in Securities, at Value (Cost $1,143,743)	1,720,063
Foreign Currency, at Value (Cost $161)	161
Receivable for Portfolio Shares Sold	1,753
Dividends Receivable	436
Interest Receivable	117
Receivable from Affiliate	7
Receivable for Investments Sold	— @
Other Assets	55
Total Assets	1,722,592
Liabilities:
Payable for Portfolio Shares Redeemed	75,697
Payable for Advisory Fees	3,237
Payable for Sub Transfer Agency Fees	733
Payable for Administration Fees	111
Payable for Distribution and Shareholder Services Fees — Class P	34
Payable for Distribution and Shareholder Services Fees — Class H	8
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Transfer Agent Fees	35
Payable for Professional Fees	14
Payable for Directors' Fees and Expenses	8
Payable for Custodian Fees	2
Other Liabilities	67
Total Liabilities	79,947
Net Assets	$1,642,645
Net Assets Consist Of:
Paid-in-Capital	$966,129
Accumulated Net Investment Loss	(3,661)
Accumulated Net Realized Gain	103,858
Unrealized Appreciation (Depreciation) on:
Investments	576,320
Foreign Currency Translations	(1)
Net Assets	$1,642,645
CLASS I:
Net Assets	$1,434,473
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	81,880,107
Net Asset Value, Offering and Redemption Price Per Share	$17.52
CLASS P:
Net Assets	$168,418
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,376,023
Net Asset Value, Redemption Price Per Share	$16.23
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.90
Maximum Offering Price Per Share	$17.13
CLASS H:
Net Assets	$37,813
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,328,885
Net Asset Value, Redemption Price Per Share	$16.24
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.81
Maximum Offering Price Per Share	$17.05
CLASS L:
Net Assets	$1,941
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	120,525
Net Asset Value, Offering and Redemption Price Per Share	$16.10

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $52 of Foreign Taxes Withheld)	$4,914
Dividends from Security of Affiliated Issuer	47
Interest from Securities of Unaffiliated Issuers	28
Total Investment Income	4,989
Expenses:
Advisory Fees (Note B)	6,843
Sub Transfer Agency Fees	849
Administration Fees (Note C)	613
Distribution and Shareholder Services Fees — Class P (Note D)	204
Distribution and Shareholder Services Fees — Class H (Note D)	44
Distribution and Shareholder Services Fees — Class L (Note D)	7
Registration Fees	44
Custodian Fees (Note F)	43
Professional Fees	32
Directors' Fees and Expenses	16
Transfer Agency Fees (Note E)	10
Pricing Fees	3
Other Expenses	12
Total Expenses	8,720
Waiver of Advisory Fees (Note B)	(419)
Rebate from Morgan Stanley Affiliate (Note G)	(58)
Net Expenses	8,243
Net Investment Loss	(3,254)
Realized Gain (Loss):
Investments Sold	93,632
Foreign Currency Transactions	(6)
Net Realized Gain	93,626
Change in Unrealized Appreciation (Depreciation):
Investments	231,567
Foreign Currency Translations	(1)
Net Change in Unrealized Appreciation (Depreciation)	231,566
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	325,192
Net Increase in Net Assets Resulting from Operations	$321,938

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(3,254)	$(3,411)
Net Realized Gain	93,626	74,072
Net Change in Unrealized Appreciation (Depreciation)	231,566	151,012
Net Increase in Net Assets Resulting from Operations	321,938	221,673
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(49,670)
Class P:
Net Realized Gain	—	(7,977)
Class H:
Net Realized Gain	—	(1,517)
Class L:
Net Realized Gain	—	(80)
Total Distributions	—	(59,244)
Capital Share Transactions:(1)
Class I:
Subscribed	169,260	151,108
Distributions Reinvested	—	44,622
Redeemed	(157,616)	(254,616)
Class P:
Subscribed	19,009	25,076
Distributions Reinvested	—	7,977
Redeemed	(42,379)	(189,797)
Class H:
Subscribed	259	334
Distributions Reinvested	—	1,472
Redeemed	(2,151)	(5,104)
Class L:
Subscribed	1	11
Distributions Reinvested	—	78
Redeemed	(138)	(225)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,755)	(219,064)
Redemption Fees	15	39
Total Increase (Decrease) in Net Assets	308,198	(56,596)
Net Assets:
Beginning of Period	1,334,447	1,391,043
End of Period (Including Accumulated Net Investment Loss of $(3,661) and $(407))	$1,642,645	$1,334,447
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10,523	10,863
Shares Issued on Distributions Reinvested	—	3,171
Shares Redeemed	(9,417)	(18,256)
Net Increase (Decrease) in Class I Shares Outstanding	1,106	(4,222)
Class P:
Shares Subscribed	1,283	1,938
Shares Issued on Distributions Reinvested	—	611
Shares Redeemed	(2,847)	(14,598)
Net Decrease in Class P Shares Outstanding	(1,564)	(12,049)
Class H:
Shares Subscribed	18	25
Shares Issued on Distributions Reinvested	—	113
Shares Redeemed	(147)	(393)
Net Decrease in Class H Shares Outstanding	(129)	(255)
Class L:
Shares Subscribed	— @@	1
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(9)	(18)
Net Decrease in Class L Shares Outstanding	(9)	(11)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011	2010		2009		2008
Net Asset Value, Beginning of Period	$14.16		$12.64		$14.17	$11.14		$7.64		$13.12
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		(0.03)		(0.04)	0.01		(0.03)		(0.01)
Net Realized and Unrealized Gain (Loss)	3.39		2.19		(1.25)	3.02		3.68		(5.47)
Total from Investment Operations	3.36		2.16		(1.29)	3.03		3.65		(5.48)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—	—		(0.01)		—
Net Realized Gain	—		(0.64)		(0.24)	—		(0.14)		—
Total Distributions	—		(0.64)		(0.24)	—		(0.15)		—
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$17.52		$14.16		$12.64	$14.17		$11.14		$7.64
Total Return++	23.73	%#	17.10%		(9.12)%	27.20%		47.92%		(41.84)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,434,473		$1,143,640		$1,074,392	$1,227,782		$977,515		$638,559
Ratio of Expenses to Average Net Assets (1)	1.04	%+††*	1.05	%+††	1.05%+	1.05	%+††	1.05	%+	1.02	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.05%+	1.05	%+††	1.05	%+	1.02	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.39	)%+††*	(0.20	)%+††	(0.29)%+	0.10	%+††	(0.28	)%+	(0.08	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00%§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	24	%#	22%		26%	26%		27%		34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%††*	1.12	%††	1.10%	1.12	%+††	1.07	%+	1.05	%+
Net Investment Income (Loss) to Average Net Assets	(0.45	)%††*	(0.27	)%††	(0.34)%	0.03	%+††	(0.30	)%+	(0.11	)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Small Company Growth Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011	2010		2009		2008
Net Asset Value, Beginning of Period	$13.13		$11.80		$13.27	$10.46		$7.19		$12.39
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.06)		(0.07)	(0.02)		(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss)	3.15		2.03		(1.16)	2.83		3.46		(5.17)
Total from Investment Operations	3.10		1.97		(1.23)	2.81		3.41		(5.20)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(0.24)	—		(0.14)		—
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$16.23		$13.13		$11.80	$13.27		$10.46		$7.19
Total Return++	23.61	%#	16.70%		(9.28)%	26.86%		47.41%		(41.97)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$168,418		$156,824		$282,988	$530,123		$536,329		$345,302
Ratio of Expenses to Average Net Assets (1)	1.29	%+††*	1.30	%+††	1.30%+	1.30	%+††	1.30	%+	1.27	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.30%+	1.30	%+††	1.30	%+	1.27	%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.64	)%+††*	(0.45	)%+††	(0.54)%+	(0.15	)%+††	(0.53	)%+	(0.34	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00%§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	24	%#	22%		26%	26%		27%		34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.35	%††*	1.37	%††	1.35%	1.37	%+††	1.32	%+	1.30	%+
Net Investment Loss to Average Net Assets	(0.70	)%††*	(0.52	)%††	(0.59)%	(0.22	)%+††	(0.55	)%+	(0.37	)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Small Company Growth Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012		Period from November 11, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$13.14		$11.80		$12.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.06)		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	3.15		2.04		(0.43)
Total from Investment Operations	3.10		1.98		(0.43)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(0.24)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$16.24		$13.14		$11.80
Total Return++	23.59	%#	16.79%		(3.46	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,813		$32,287		$32,006
Ratio of Expenses to Average Net Assets (1)	1.29	%+††*	1.30	%+††	1.30	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.64	)%+††*	(0.45	)%+††	(0.26	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%§*
Portfolio Turnover Rate	24	%#	22%		26	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.35	%††*	1.37	%††	1.35	%*
Net Investment Loss to Average Net Assets	(0.70	)%††*	(0.52	)%††	(0.31	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Small Company Growth Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012		Period from November 11, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$13.06		$11.79		$12.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.08)		(0.12)		(0.01)
Net Realized and Unrealized Gain (Loss)	3.12		2.03		(0.43)
Total from Investment Operations	3.04		1.91		(0.44)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(0.24)
Redemption Fees	0.00	‡	(0.00	)‡	0.00	‡
Net Asset Value, End of Period	$16.10		$13.06		$11.79
Total Return++	23.28	%#	16.21%		(3.54	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,941		$1,696		$1,657
Ratio of Expenses to Average Net Assets (1)	1.79	%+††*	1.80	%+††	1.80	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.14	)%+††*	(0.95	)%+††	(0.77	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%§*
Portfolio Turnover Rate	24	%#	22%		26	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.85	%††*	1.87	%††	1.85	%*
Net Investment Loss to Average Net Assets	(1.20	)%††*	(1.02	)%††	(0.82	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

The Fund had suspended offering shares of the Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. As of April 30, 2013, the Portfolio recommenced offering only Class I shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$17,483	$—	$—	$17,483
Air Transport	23,124	—	—	23,124
Alternative Energy	3,136	—	—	3,136
Asset Management & Custodian	58,578	—	—	58,578
Banks: Diversified	17,801	—	—	17,801
Beverage: Brewers & Distillers	36,628	—	—	36,628
Building Materials	12,150	—	—	12,150
Cement	36,083	—	—	36,083
Chemicals: Diversified	61,840	—	—	61,840
Commercial Services	247,888	—	—	247,888
Computer Services, Software & Systems	182,940	—	—	182,940
Computer Technology	36,601	—	—	36,601
Consumer Electronics	12,965	—	—	12,965
Diversified Financial Services	8,132	—	—	8,132
Diversified Retail	115,164	—	—	115,164
Electronic Components	11,404	—	—	11,404
Entertainment	39,985	—	9,179	49,164
Foods	130,514	—	—	130,514
Health Care Management Services	39,303	—	—	39,303
Health Care Services	56,818	—	—	56,818
Insurance: Multi-Line	23,973	—	—	23,973
Medical & Dental Instruments & Supplies	24,726	—	—	24,726
Medical Services	46,408	—	—	46,408
Oil Well Equipment & Services	8,709	—	—	8,709
Oil: Crude Producers	14,592	—	—	14,592
Pharmaceuticals	10,517	—	—	10,517
Publishing	23,239	—	—	23,239
Restaurants	24,267	—	—	24,267

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Scientific Instruments: Pollution Control	$24,007	$—	$—		$24,007
Semiconductors & Components	77,733	—	—		77,733
Specialty Retail	33,398	—	—		33,398
Technology: Miscellaneous	35,860	—	—		35,860
Telecommunications Equipment	56,646	—	—		56,646
Truckers	3,420	—	—		3,420
Utilities: Electrical	—	—	—	†	—	†
Total Common Stocks	1,556,032	—	9,179		1,565,211
Preferred Stocks	—	—	12,358		12,358
Convertible Preferred Stocks	—	14,464	37,104		51,568
Promissory Notes	—	—	812		812
Short-Term Investment — Investment Company	90,114	—	—		90,114
Total Assets	$1,646,146	$14,464	$59,453		$1,720,063

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $32,576,000 transferred from Level 2 to Level 1.

At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$10,104	†	$12,313	$53,571	$822
Purchases	—		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Corporate action	—		—	(9,586)	—
Change in unrealized appreciation/ depreciation	(925)		45	1,782	149
Realized gains (losses)	—		—	(8,663)	(159)
Ending Balance	$9,179	†	$12,358	$37,104	$812
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$(925)		$45	$746	$149

†  Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Advertising Agencies
Preferred Stock	$1,325	Market Transaction	Precedent Transaction	$4.18		$4.18		$4.18		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		14.0%		13.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.3	x	8.5	x	4.5	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
Preferred Stock — Escrow	$108	Discount for Escrow	Discount for Lack of Marketability	42.7%		42.7%		42.7%		Decrease
Promissory Note	$793	Market Transaction	Precedent Transaction	$100.00		$100.00		$100.00		Increase
Promissory Note — Escrow	$19	Discount for Escrow	Discount for Lack of Marketability	36.6%		36.6%		36.6%		Decrease

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Computer Services, Software & Systems
Convertible Preferred Stock	$37,104	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		15.5%		15.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Approach	Enterprise Value/ Revenue	11.8	x	12.1	x	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
			Enterprise Value/ Monthly Active Users	$37.94		$51.34		$44.64		Increase
			Discount (Premium) vs. Key Comparable Company	-15.0%		15.0%		0.0%		Decrease
Entertainment
Common Stock	$9,179	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ EBITDA	11.1	x	24.5	x	19.7	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
Health Care Services
Preferred Stock	$10,925	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.5	x	16.4	x	13.9	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.83% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.30% for Class P shares, 1.30% for Class H shares and 1.80% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $419,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $348,511,000 and $370,805,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $58,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$21,929	$250,411	$182,226	$47	$90,114

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$11,266	$47,978	—	$25,870

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and basis adjustments on certain equity securities designated as passive foreign investment companies and partnerships, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$3,836	$(777)	$(3,059)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,434	$14,655

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

$625,809,000 and the aggregate gross unrealized depreciation is approximately $49,489,000 resulting in net unrealized appreciation of approximately $576,320,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$811	December 31, 2018
452	December 31, 2019

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,368,000.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 41.2% and 73.0%, for Class I and Class P shares, respectively.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
703557 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Asian Equity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Asian Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asian Equity Portfolio Class I	$1,000.00	$953.80	$1,017.60	$7.02	$7.25	1.45%
Asian Equity Portfolio Class P	1,000.00	953.70	1,016.36	8.23	8.50	1.70
Asian Equity Portfolio Class H	1,000.00	953.70	1,016.36	8.23	8.50	1.70
Asian Equity Portfolio Class L	1,000.00	951.50	1,013.88	10.65	10.99	2.20

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of December 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was lower than its peer group average, and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Asian Equity Portfolio

	Shares	Value (000)
Common Stocks (87.4%)
China (19.0%)
Bank of China Ltd. H Shares (a)	859,000	$353
Beijing Enterprises Holdings Ltd. (a)	16,500	119
China Oilfield Services Ltd. H Shares (a)	40,000	78
China Overseas Grand Oceans Group Ltd. (a)	53,000	68
China Overseas Land & Investment Ltd. (a)	22,000	58
China Pacific Insurance Group Co., Ltd. H Shares (a)	62,800	200
China Petroleum & Chemical Corp. H Shares (a)	114,400	81
Chongqing Changan Automobile Co., Ltd. B Shares	51,600	61
Daphne International Holdings Ltd. (a)	41,500	36
Qihoo 360 Technology Co., Ltd. ADR (b)	1,953	90
Sino Biopharmaceutical (a)	94,800	61
Tencent Holdings Ltd. (a)	4,800	188
Uni-President China Holdings Ltd. (a)	124,000	126
		1,519
Hong Kong (7.5%)
BOC Hong Kong Holdings Ltd.	44,500	137
Cheung Kong Holdings Ltd.	10,000	136
HKT Trust/HKT Ltd.	64,000	62
Samsonite International SA	50,400	121
Wharf Holdings Ltd.	17,400	146
		602
India (3.4%)
HDFC Bank Ltd. ADR	3,325	121
ITC Ltd. GDR	17,810	97
Larsen & Toubro Ltd. GDR	2,187	51
		269
Indonesia (6.3%)
Ace Hardware Indonesia Tbk PT	797,000	59
Bank Tabungan Negara Persero Tbk PT	596,000	69
Electronic City Indonesia Tbk PT (b)	104,000	42
Gudang Garam Tbk PT	11,000	56
Kalbe Farma Tbk PT	1,030,000	150
Matahari Department Store Tbk PT (b)	40,000	47
Nippon Indosari Corpindo Tbk PT	98,000	78
		501
Korea, Republic of (20.6%)
Cosmax, Inc.	2,260	91
GS Retail Co., Ltd.	2,570	66
Hyundai Engineering & Construction Co., Ltd.	2,347	115
Hyundai Glovis Co., Ltd.	291	49
Hyundai Motor Co.	867	171
LG Display Co., Ltd. (b)	3,220	78
LG Household & Health Care Ltd.	121	59
LG Uplus Corp. (b)	11,290	118
NCSoft Corp.	642	91
Paradise Co., Ltd.	3,470	70
Samsung Electronics Co., Ltd.	510	599
Samsung Electronics Co., Ltd. (Preference)	119	92
SK Telecom Co., Ltd.	271	50
		1,649
	Shares	Value (000)
Laos (1.2%)
Kolao Holdings	3,887	$100
Malaysia (3.6%)
Astro Malaysia Holdings Bhd	7,600	7
CIMB Group Holdings Bhd	9,200	24
IHH Healthcare Bhd (b)	94,900	119
IJM Corp., Bhd	66,000	118
UEM Sunrise Bhd	24,400	24
		292
Philippines (5.1%)
BDO Unibank, Inc.	49,050	96
DMCI Holdings, Inc.	66,830	80
International Container Terminal Services, Inc.	30,000	60
Rizal Commercial Banking Corp.	60,790	81
STI Education Systems Holdings	5,062,000	93
		410
Singapore (3.4%)
DBS Group Holdings Ltd.	9,000	110
Keppel Corp., Ltd.	4,000	33
Singapore Telecommunications Ltd.	19,000	56
Vard Holdings Ltd.	85,000	73
		272
Taiwan (11.5%)
Chailease Holding Co., Ltd.	38,000	90
CHC Healthcare Group	2,000	6
Cleanaway Co., Ltd.	9,000	69
Ginko International Co., Ltd.	7,000	118
MediaTek, Inc.	8,000	93
Synnex Technology International Corp.	33,000	43
Taiwan Semiconductor Manufacturing Co., Ltd.	101,000	374
TPK Holding Co., Ltd.	2,000	32
Uni-President Enterprises Corp.	50,426	98
		923
Thailand (5.8%)
Bangkok Bank PCL NVDR	11,900	78
Land and Houses PCL NVDR	264,500	96
Minor International PCL (Foreign)	67,700	54
Supalai PCL (Foreign)	83,600	48
Supalai PCL NVDR	9,100	5
Thai Union Frozen Products PCL (Foreign)	58,800	111
Total Access Communication PCL NVDR	20,600	77
		469
Total Common Stocks (Cost $6,994)		7,006
Investment Company (1.1%)
Thailand (1.1%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (b)(c) (Cost $88)	235,857	90

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Asian Equity Portfolio

	Shares	Value (000)
Participation Notes (5.3%)
India (5.3%)
ACC Ltd., Equity Linked Notes, expires 6/20/16 (b)	2,100	$43
Asian Paints Ltd., Equity Linked Notes, expires 5/31/18	647	51
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 5/10/17 (b)	8,700	80
HCL Technologies Ltd., Equity Linked Notes, expires 8/17/15 (b)	2,900	38
Idea Cellular Ltd., Equity Linked Notes, expires 6/7/18 (b)	3,293	8
IndusInd Bank Ltd., Equity Linked Notes, expires 12/14/15	8,400	66
ING Vysya Bank Ltd., Equity Linked Notes, expires 4/11/18	1,000	10
Tata Consultancy Services Ltd., Equity Linked Notes, expires 12/14/15	2,500	64
Zee Entertainment Enterprises Ltd., Equity Linked Notes, expires 12/9/15 (b)	14,800	59
Total Participation Notes (Cost $452)		419
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $88)	88,359	88
Total Investments (94.9%) (Cost $7,622)		7,603
Other Assets in Excess of Liabilities (5.1%)		411
Net Assets (100.0%)		$8,014

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.7%
Semiconductors & Semiconductor Equipment	15.2
Commercial Banks	15.1
Real Estate Management & Development	7.6
Food Products	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Asian Equity Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $7,534)	$7,515
Investment in Security of Affiliated Issuer, at Value (Cost $88)	88
Total Investments in Securities, at Value (Cost $7,622)	7,603
Foreign Currency, at Value (Cost $7)	7
Receivable for Investments Sold	675
Dividends Receivable	41
Due from Adviser	38
Receivable from Affiliate	—	@
Other Assets	14
Total Assets	8,378
Liabilities:
Payable for Investments Purchased	309
Payable for Custodian Fees	23
Payable for Professional Fees	13
Deferred Capital Gain Country Tax	10
Payable for Administration Fees	1
Payable for Transfer Agent Fees	1
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	7
Total Liabilities	364
Net Assets	$8,014
Net Assets Consist Of:
Paid-in-Capital	$7,931
Undistributed Net Investment Income	14
Accumulated Net Realized Gain	101
Unrealized Appreciation (Depreciation) on:
Investments (Net of approximately $10 Deferred Capital Gain Country Tax)	(29)
Foreign Currency Translations	(3)
Net Assets	$8,014
CLASS I:
Net Assets	$6,672
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	672,220
Net Asset Value, Offering and Redemption Price Per Share	$9.92
CLASS P:
Net Assets	$1,145
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	115,817
Net Asset Value, Redemption Price Per Share	$9.89
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$10.44
CLASS H:
Net Assets	$99
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$9.89
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$10.38
CLASS L:
Net Assets	$98
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$9.81

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Asian Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $11 of Foreign Taxes Withheld)	$96
Interest from Securities of Unaffiliated Issuers	— @
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	96
Expenses:
Custodian Fees (Note F)	55
Professional Fees	41
Advisory Fees (Note B)	36
Registration Fees	20
Shareholder Reporting Fees	7
Transfer Agency Fees (Note E)	6
Pricing Fees	5
Administration Fees (Note C)	3
Distribution and Shareholder Services Fees — Class P (Note D)	1
Distribution and Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Directors' Fees and Expenses	— @
Other Expenses	8
Total Expenses	182
Expenses Reimbursed by Adviser (Note B)	(90)
Waiver of Advisory Fees (Note B)	(36)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	56
Net Investment Income	40
Realized Gain (Loss):
Investments Sold (Net of $8 Deferred Capital Gain Country Tax)	197
Foreign Currency Forward Exchange Contracts	7
Foreign Currency Transactions	(12)
Net Realized Gain	192
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax Accrual of approximately $6)	(551)
Foreign Currency Forward Exchange Contracts	(1)
Foreign Currency Translations	(3)
Net Change in Unrealized Appreciation (Depreciation)	(555)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(363)
Net Decrease in Net Assets Resulting from Operations	$(323)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Asian Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$40	$17
Net Realized Gain (Loss)	192	(13)
Net Change in Unrealized Appreciation (Depreciation)	(555)	682
Net Increase (Decrease) in Net Assets Resulting from Operations	(323)	686
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(41)
Class P:
Net Investment Income	—	(10)
Class H:
Net Investment Income	—	(1)
Class L:
Net Investment Income	—	(— @)
Total Distributions	—	(52)
Capital Share Transactions:(1)
Class I:
Subscribed	4,123	3,216
Distributions Reinvested	—	28
Redeemed	(1,190)	(936)
Class P:
Subscribed	—	1,000
Distributions Reinvested	—	9
Net Increase in Net Assets Resulting from Capital Share Transactions	2,933	3,317
Total Increase in Net Assets	2,610	3,951
Net Assets:
Beginning of Period	5,404	1,453
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $14 and $(26))	$8,014	$5,404
(1) Capital Share Transactions:
Class I:
Shares Subscribed	399	334
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(111)	(95)
Net Increase in Class I Shares Outstanding	288	242
Class P:
Shares Subscribed	—	105
Shares Issued on Distributions Reinvested	—	1
Net Increase in Class P Shares Outstanding	—	106

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Asian Equity Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.40		$8.47	$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.06		0.04	0.00 ‡	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.54)		2.00	(1.72)	0.19
Total from Investment Operations	(0.48)		2.04	(1.72)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	—	—
Net Asset Value, End of Period	$9.92		$10.40	$8.47	$10.19
Total Return++	(4.62	)%#	24.08%	(16.88)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$6,672		$3,996	$1,201	$1,223
Ratio of Expenses to Average Net Assets (1)	1.45	%+*	1.45%+	1.45%+	1.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.12	%+*	0.39%+	0.01%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	67	%#	80%	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.80	%*	5.79%	11.86%	176.73	%*
Net Investment Loss to Average Net Assets	(2.23	)%*	(3.95)%	(10.40)%	(176.62	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Asian Equity Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.37		$8.45	$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.01	(0.02)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.53)		2.00	(1.72)	0.19
Total from Investment Operations	(0.48)		2.01	(1.74)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	—	—
Net Asset Value, End of Period	$9.89		$10.37	$8.45	$10.19
Total Return++	(4.63	)%#	23.76%	(17.08)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,145		$1,201	$84	$102
Ratio of Expenses to Average Net Assets (1)	1.70	%+*	1.70%+	1.70%+	1.70	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.87	%+*	0.14%+	(0.24)%+	(1.59	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	67	%#	80%	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.05	%*	6.04%	12.11%	176.98	%*
Net Investment Loss to Average Net Assets	(2.48	)%*	(4.20)%	(10.65)%	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Asian Equity Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.37		$8.45	$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.01	(0.02)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.53)		1.99	(1.72)	0.19
Total from Investment Operations	(0.48)		2.00	(1.74)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)	—	—
Net Asset Value, End of Period	$9.89		$10.37	$8.45	$10.19
Total Return++	(4.63	)%#	23.73%	(17.08)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$99		$104	$84	$102
Ratio of Expenses to Average Net Assets (1)	1.70	%+*	1.70%+	1.70%+	1.70	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.87	%+*	0.14%+	(0.24)%+	(1.59	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	67	%#	80%	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.05	%*	6.04%	12.11%	176.98	%*
Net Investment Loss to Average Net Assets	(2.48	)%*	(4.20)%	(10.65)%	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Asian Equity Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.31		$8.40	$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		(0.03)	(0.07)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.52)		1.98	(1.72)	0.19
Total from Investment Operations	(0.50)		1.95	(1.79)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	—	—
Net Asset Value, End of Period	$9.81		$10.31	$8.40	$10.19
Total Return++	(4.85	)%#	23.18%	(17.57)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$98		$103	$84	$102
Ratio of Expenses to Average Net Assets (1)	2.20	%+*	2.20%+	2.20%+	2.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.37	%+*	(0.36)%+	(0.74)%+	(2.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	67	%#	80%	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.55	%*	6.54%	12.61%	177.48	%*
Net Investment Loss to Average Net Assets	(2.98	)%*	(4.70)%	(11.15)%	(177.37	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Asian Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-adviser, Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), seek long-term capital appreciation by investing primarily in equity securities of companies in the Asia-Pacific region, excluding Japan. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York

Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

  Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

  The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$49	$—	$—	$49
Automobiles	232	—	—	232
Commercial Banks	1,069	—	—	1,069
Commercial Services & Supplies	69	—	—	69
Construction & Engineering	284	—	—	284
Diversified Financial Services	183	—	—	183
Diversified Telecommunication Services	236	—	—	236
Electronic Equipment, Instruments & Components	153	—	—	153
Energy Equipment & Services	78	—	—	78
Food & Staples Retailing	66	—	—	66
Food Products	302	111	—	413
Health Care Equipment & Supplies	118	—	—	118
Health Care Providers & Services	125	—	—	125
Hotels, Restaurants & Leisure	70	54	—	124
Household Durables	—	42	—	42
Household Products	59	—	—	59
Industrial Conglomerates	232	—	—	232
Insurance	200	—	—	200
Internet Software & Services	278	—	—	278
Machinery	73	—	—	73
Media	7	—	—	7
Multi-line Retail	47	—	—	47
Oil, Gas & Consumable Fuels	81	—	—	81
Personal Products	91	—	—	91
Pharmaceuticals	211	—	—	211
Real Estate Management & Development	533	48	—	581
Semiconductors & Semiconductor Equipment	1,158	—	—	1,158
Software	91	—	—	91

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Specialty Retail	$159	$—	$—	$159
Textiles, Apparel & Luxury Goods	157	—	—	157
Tobacco	153	—	—	153
Transportation Infrastructure	60	—	—	60
Wireless Telecommunication Services	127	—	—	127
Total Common Stocks	6,751	255	—	7,006
Investment Company	90	—	—	90
Participation Notes	—	419	—	419
Short-Term Investment — Investment Company	88	—	—	88
Total Assets	$6,929	$674	$—	$7,603

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $5,182,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign
Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or

Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

effects on the Portfolio's financial position and results of operations.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$7
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1)

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:

Average monthly principal amount	$19,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.95%	0.90%

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.45% for Class I shares, 1.70% for Class P shares, 1.70% for Class H shares and 2.20% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $126,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $7,494,000 and $4,974,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$12	$5,736	$5,660	$—	@	$88

@ Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$52	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$9	$(9)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$11	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $447,000 and the aggregate gross unrealized depreciation is approximately $466,000 resulting in net unrealized depreciation of approximately $19,000.
21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $64,000 that will not expire.

To the extent that capital loss carryforwards are used to offset any future capital gains realized as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAESAN
703449 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Small Cap Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

International Small Cap Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Small Cap Portfolio Class I	$1,000.00	$1,052.60	$1,019.09	$5.85	$5.76	1.15%
International Small Cap Portfolio Class P	1,000.00	1,050.50	1,017.85	7.12	7.00	1.40
International Small Cap Portfolio Class H	1,000.00	1,050.60	1,017.85	7.12	7.00	1.40
International Small Cap Portfolio Class L	1,000.00	1,048.30	1,015.37	9.65	9.49	1.90

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the Portfolio's total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Australia (1.7%)
Infomedia Ltd.	2,507,974	$1,078
Lynas Corp., Ltd. (a)	937,816	322
		1,400
Brazil (14.7%)
Cremer SA	337,454	2,082
Fleury SA	151,056	1,232
JHSF Participacoes SA	1,164,488	3,236
LLX Logistica SA (a)	875,402	388
Porto Seguro SA	130,663	1,388
Restoque Comercio e Confeccoes de Roupas SA	374,238	1,357
Tegma Gestao Logistica	184,414	2,050
		11,733
Canada (12.5%)
Big Rock Brewery, Inc.	41,379	602
Sears Canada, Inc.	613,945	6,620
Second Cup Ltd. (The)	702,389	2,778
		10,000
Finland (1.0%)
Rapala VMC Oyj	128,135	793
France (12.3%)
Eurazeo	117,864	6,315
Faiveley Transport SA	36,100	2,199
Laurent-Perrier	15,200	1,306
		9,820
Germany (4.0%)
Draegerwerk AG & Co., KGaA (Preference)	12,374	1,696
Washtec AG	106,215	1,473
		3,169
Greece (6.4%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	283,592	2,207
JUMBO SA (a)	54,666	541
Titan Cement Co., SA (a)	117,574	2,045
Titan Cement Co., SA (Preference) (a)	41,952	348
		5,141
Hong Kong (7.4%)
China High Precision Automation Group Ltd. (b)(c)	3,968,000	153
L'Occitane International SA	1,976,250	5,325
Louis XIII Holdings Ltd.	566,350	443
		5,921
Ireland (2.2%)
C&C Group PLC	330,530	1,790
Italy (10.3%)
Autogrill SpA (a)	389,768	5,418
Tamburi Investment Partners SpA	1,391,200	2,845
		8,263
	Shares	Value (000)
Japan (3.1%)
Milbon Co., Ltd.	69,700	$2,460
Netherlands (2.0%)
Delta Lloyd N.V.	78,424	1,572
Singapore (7.1%)
Mandarin Oriental International Ltd.	3,540,000	5,717
Spain (2.2%)
Baron de Ley (a)	25,996	1,753
Sweden (3.8%)
Byggmax Group AB	289,502	1,588
Mekonomen AB	47,000	1,430
		3,018
Turkey (0.1%)
Ulker Biskuvi Sanayi AS	12,006	87
United Arab Emirates (2.0%)
Aramex PJSC	2,397,165	1,599
United Kingdom (3.8%)
Anglo-Eastern Plantations	106,575	1,136
Mulberry Group PLC	116,920	1,645
Ocado Group PLC (a)	67,428	306
		3,087
Total Common Stocks (Cost $81,325)		77,323
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,065)	1,065,189	1,065
Total Investments (97.9%) (Cost $82,390)		78,388
Other Assets in Excess of Liabilities (2.1%)		1,642
Net Assets (100.0%)		$80,030

(a)  Non-income producing security.

(b)  At June 30, 2013, the Portfolio held a fair valued security valued at approximately $153,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2013.

PJSC  Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.1%
Hotels, Restaurants & Leisure	18.3
Specialty Retail	11.3
Diversified Financial Services	10.9
Multi-line Retail	8.4
Beverages	7.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Small Cap Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $81,325)	$77,323
Investment in Security of Affiliated Issuer, at Value (Cost $1,065)	1,065
Total Investments in Securities, at Value (Cost $82,390)	78,388
Foreign Currency, at Value (Cost $19)	19
Receivable for Investments Sold	1,877
Tax Reclaim Receivable	427
Dividends Receivable	67
Receivable from Affiliate	—	@
Other Assets	23
Total Assets	80,801
Liabilities:
Payable for Investments Purchased	469
Payable for Advisory Fees	181
Payable for Sub Transfer Agency Fees	35
Payable for Professional Fees	17
Payable for Custodian Fees	15
Payable for Directors' Fees and Expenses	12
Payable for Portfolio Shares Redeemed	5
Payable for Administration Fees	5
Payable for Transfer Agent Fees	1
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	31
Total Liabilities	771
Net Assets	$80,030
Net Assets Consist Of:
Paid-in-Capital	$196,514
Undistributed Net Investment Income	5,366
Accumulated Net Realized Loss	(117,923)
Unrealized Appreciation (Depreciation) on:
Investments	(4,002)
Foreign Currency Translations	75
Net Assets	$80,030
CLASS I:
Net Assets	$80,000
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	6,250,905
Net Asset Value, Offering and Redemption Price Per Share	$12.80
CLASS P:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	761
Net Asset Value, Redemption Price Per Share	$12.90
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.71
Maximum Offering Price Per Share	$13.61
CLASS H:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	788
Net Asset Value, Redemption Price Per Share	$12.67
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.63
Maximum Offering Price Per Share	$13.30
CLASS L:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	788
Net Asset Value, Offering and Redemption Price Per Share	$12.60

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Small Cap Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $196 of Foreign Taxes Withheld)	$1,717
Dividends from Security of Affiliated Issuer	1
Total Investment Income	1,718
Expenses:
Advisory Fees (Note B)	502
Custodian Fees (Note F)	52
Administration Fees (Note C)	42
Professional Fees	37
Registration Fees	31
Sub Transfer Agency Fees	24
Shareholder Reporting Fees	18
Transfer Agency Fees (Note E)	7
Pricing Fees	4
Directors' Fees and Expenses	2
Distribution and Shareholder Services Fees — Class P (Note D)	— @
Distribution and Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Other Expenses	10
Total Expenses	729
Waiver of Advisory Fees (Note B)	(121)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	607
Net Investment Income	1,111
Realized Gain (Loss):
Investments Sold	12,405
Foreign Currency Transactions	(90)
Net Realized Gain	12,315
Change in Unrealized Appreciation (Depreciation):
Investments	(6,108)
Foreign Currency Translations	(14)
Net Change in Unrealized Appreciation (Depreciation)	(6,122)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,193
Net Increase in Net Assets Resulting from Operations	$7,304

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

International Small Cap Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,111	$4,056
Net Realized Gain (Loss)	12,315	(52,795)
Net Change in Unrealized Appreciation (Depreciation)	(6,122)	71,560
Net Increase in Net Assets Resulting from Operations	7,304	22,821
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,527)
Class H:
Net Investment Income	—	(— @)*
Class L:
Net Investment Income	—	(— @)*
Total Distributions	—	(2,527)
Capital Share Transactions:(1)
Class I:
Subscribed	418	12,736
Distributions Reinvested	—	1,574
Redeemed	(50,050)	(127,267)
Class P:
Subscribed	28	140
Redeemed	(1,122)	(80,196)
Class H:
Subscribed	100	10 *
Redeemed	(103)	—
Class L:
Subscribed	—	10 *
Net Decrease in Net Assets Resulting from Capital Share Transactions	(50,729)	(192,993)
Redemption Fees	—	1
Total Decrease in Net Assets	(43,425)	(172,698)
Net Assets:
Beginning of Period	123,455	296,153
End of Period (Including Undistributed Net Investment Income of $5,366 and $4,255)	$80,030	$123,455
(1) Capital Share Transactions:
Class I:
Shares Subscribed	33	1,087
Shares Issued on Distributions Reinvested	—	138
Shares Redeemed	(3,846)	(10,152)
Net Decrease in Class I Shares Outstanding	(3,813)	(8,927)
Class P:
Shares Subscribed	2	12
Shares Redeemed	(85)	(7,268)
Net Decrease in Class P Shares Outstanding	(83)	(7,256)
Class H:
Shares Subscribed	8	1 *
Shares Redeemed	(8)	—
Net Increase in Class H Shares Outstanding	—	1
Class L:
Shares Subscribed	—	1 *

@  Amount is less than $500.

*  For the period April 27, 2012 to December 31, 2012.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Small Cap Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$12.16		$11.27	$13.80		$11.97		$9.53		$17.08
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.24	0.18		0.11		0.14		0.34
Net Realized and Unrealized Gain (Loss)	0.51		0.86	(2.71)		1.76		2.47		(6.66)
Total from Investment Operations	0.64		1.10	(2.53)		1.87		2.61		(6.32)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)	—		(0.04)		(0.17)		(0.41)
Net Realized Gain	—		—	—		—		—		(0.82)
Total Distributions	—		(0.21)	—		(0.04)		(0.17)		(1.23)
Redemption Fees	—		0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$12.80		$12.16	$11.27		$13.80		$11.97		$9.53
Total Return++	5.26	%#	9.90%	(18.33)%		15.72%		27.45%		(38.33)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,000		$122,402	$213,983		$320,362		$349,589		$316,526
Ratio of Expenses to Average Net Assets (1)	1.15	%+††*	1.15%+	1.15	%+††	1.15	%+††	1.14	%+	1.13	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.15%+	N/A		1.15	%+††	1.14	%+	1.12	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.10	%+††*	1.97%+	1.33	%+††	0.87	%+††	1.31	%+	2.47	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	18	%#	114%	64%		66%		127%		49%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.38	%††*	1.28%	1.19	%††	1.18	%+††	N/A		1.15	%+
Net Investment Income to Average Net Assets	1.87	%††*	1.84%	1.29	%††	0.84	%+††	N/A		2.44	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Small Cap Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,								Period from October 21, 2008^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$12.28		$11.19		$13.74		$11.95		$9.53		$9.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.25		0.14		0.07		0.01		0.00	‡
Net Realized and Unrealized Gain (Loss)	0.50		0.84		(2.69)		1.76		2.57		0.14
Total from Investment Operations	0.62		1.09		(2.55)		1.83		2.58		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.04)		(0.16)		(0.41)
Redemption Fees	—		0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$12.90		$12.28		$11.19		$13.74		$11.95		$9.53
Total Return++	5.05	%#	9.74%		(18.56)%		15.41%		27.14%		1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$1,034		$82,170		$101,074		$63,326		$119
Ratio of Expenses to Average Net Assets (1)	1.40	%+††*	1.40	%+	1.40	%+††**	1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.40	%+	N/A		1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.85	%+††*	2.05	%+	1.08	%+††	0.62	%+††	0.12	%+	0.09	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	18	%#	114%		64%		66%		127%		49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.63	%††*	1.47%		1.44	%††	1.43	%+††	N/A		1.86	%+*
Net Investment Income (Loss) to Average Net Assets	1.62	%††*	1.98%		1.04	%††	0.59	%+††	N/A		(0.38	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

**  Ratios of Expenses to Average Net Assets for Class P may vary by more than the shareholder servicing fees due to fluctuations in daily net asset amounts.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Small Cap Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$12.06		$12.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.14
Net Realized and Unrealized Gain (Loss)	0.49		(0.56)
Total from Investment Operations	0.61		(0.42)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)
Net Asset Value, End of Period	$12.67		$12.06
Total Return++	5.06	%#	(3.19	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses to Average Net Assets (1)	1.40	%+††*	1.40	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.85	%+††*	1.86	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%*
Portfolio Turnover Rate	18	%#	114	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.63	%††*	1.59	%*
Net Investment Income to Average Net Assets	1.62	%††*	1.66	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Small Cap Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$12.02		$12.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.10
Net Realized and Unrealized Gain (Loss)	0.49		(0.56)
Total from Investment Operations	0.58		(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)
Net Asset Value, End of Period	$12.60		$12.02
Total Return++	4.83	%#	(3.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$9
Ratio of Expenses to Average Net Assets (1)	1.90	%+††*	1.90	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.89	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.35	%+††*	1.36	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%*
Portfolio Turnover Rate	18	%#	114	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.13	%††*	2.13	%*
Net Investment Income to Average Net Assets	1.12	%††*	1.13	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Small Cap Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for alibrating these valuation approaches including a regular

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$1,599	$—	$—	$1,599
Beverages	5,451	—	—	5,451
Capital Markets	2,845	—	—	2,845
Construction Materials	2,393	—	—	2,393
Diversified Financial Services	8,522	—	—	8,522
Electronic Equipment, Instruments & Components	—	—	153	153
Food Products	1,223	—	—	1,223
Health Care Equipment & Supplies	3,778	—	—	3,778
Health Care Providers & Services	1,232	—	—	1,232
Hotels, Restaurants & Leisure	14,356	—	—	14,356
Insurance	2,960	—	—	2,960
Internet & Catalog Retail	306	—	—	306
Leisure Equipment & Products	793	—	—	793
Machinery	3,672	—	—	3,672
Metals & Mining	322	—	—	322
Multi-line Retail	6,620	—	—	6,620
Personal Products	2,460	—	—	2,460
Real Estate Management & Development	3,236	—	—	3,236
Road & Rail	2,050	—	—	2,050
Software	1,078	—	—	1,078
Specialty Retail	8,884	—	—	8,884
Textiles, Apparel & Luxury Goods	3,002	—	—	3,002
Transportation Infrastructure	388	—	—	388
Total Common Stocks	77,170	—	153	77,323
Short-Term Investment — Investment Company	1,065	—	—	1,065
Total Assets	$78,235	$—	$153	$78,388

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $56,966,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$318
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(165)
Realized gains (losses)	—
Ending Balance	$153
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$(165)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Electronic Equipment, Instruments & Components
Common Stock	$153	Asset Approach	Net Tangible Assets	$0.30	$0.30	$0.30	Increase
Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
Market Approach	Price/Earnings	9.3	x	9.3	x	9.3	x	Increase
Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
Income Approach	Cost of Equity	18.0%	18.0%	18.0%	Decrease
Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

(losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1.5 billion	Over $1.5 billion
0.95%	0.90%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.72% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.40% for Class P shares, 1.40% for Class H shares and 1.90% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $121,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $18,270,000 and $70,948,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
—	$33,426	$32,361	$1	$1,065

During the six months ended June 30, 2013, the Portfolio incurred approximately $3,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $5,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,527	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$237	$(289)	$52

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,391	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,241,000 and the aggregate gross unrealized depreciation is

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

approximately $10,243,000 resulting in net unrealized depreciation of approximately $4,002,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available for Federal income tax purposes unused short term and long term capital losses of approximately $2,725,000 and $61,182,000, respectively, that do not have an expiration date.

In addition, at December 31, 2012, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $66,323,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 79.9% and 82.5%, for Class I and Class P shares, respectively.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIISCSAN
703298 [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Opportunity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

International Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$1,017.90	$1,019.14	$5.70	$5.71	1.14%
International Opportunity Portfolio Class P	1,000.00	1,016.10	1,017.90	6.95	6.95	1.39
International Opportunity Portfolio Class H	1,000.00	1,017.00	1,017.90	6.95	6.95	1.39
International Opportunity Portfolio Class L	1,000.00	1,014.40	1,015.42	9.44	9.44	1.89

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-year period but better than its peer group average for the period since the end of March 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (85.2%)
Australia (2.2%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—
Aurizon Holding Ltd.	36,999	141
		141
Belgium (3.4%)
Anheuser-Busch InBev N.V.	2,465	219
Brazil (3.4%)
CETIP SA — Mercados Organizados	21,659	222
Canada (8.3%)
Brookfield Asset Management, Inc., Class A	7,765	280
Brookfield Infrastructure Partners LP	7,134	260
		540
China (14.3%)
Baidu, Inc. ADR (a)	1,835	173
New Oriental Education & Technology Group ADR	8,515	189
Qihoo 360 Technology Co., Ltd. ADR (a)	6,126	283
Sun Art Retail Group Ltd. (d)	66,000	95
Uni-President China Holdings Ltd. (d)	81,000	82
Wynn Macau Ltd. (d)	41,600	113
		935
Denmark (5.8%)
DSV A/S	15,543	379
France (6.1%)
Christian Dior SA	930	150
Danone SA	1,427	107
Pernod-Ricard SA	1,291	143
		400
Germany (2.9%)
Adidas AG	1,775	192
India (1.3%)
MakeMyTrip Ltd. (a)	6,078	87
Indonesia (1.0%)
Hero Supermarket Tbk PT (a)	172,000	66
Italy (2.9%)
Prada SpA (d)	21,200	192
Japan (2.0%)
Calbee, Inc.	1,400	133
Netherlands (1.9%)
DE Master Blenders 1753 N.V. (a)	7,940	127
Russia (2.0%)
Mail.ru Group Ltd. GDR	4,601	132
Singapore (1.4%)
Mandarin Oriental International Ltd.	58,000	94
South Africa (4.1%)
Naspers Ltd., Class N	3,620	267
Switzerland (5.5%)
Kuehne & Nagel International AG (Registered)	1,620	178
Nestle SA (Registered)	2,708	178
		356
	Shares	Value (000)
United Kingdom (10.3%)
Burberry Group PLC	12,725	$262
Diageo PLC ADR	1,752	201
Reckitt Benckiser Group PLC	1,472	104
Tesco PLC	20,471	103
		670
United States (6.4%)
Greenlight Capital Re Ltd., Class A (a)	7,346	180
TAL Education Group ADR	22,482	236
		416
Total Common Stocks (Cost $4,722)		5,568
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(c)(e) (acquisition cost — $@; acquired 9/16/10)	6	—	@
Participation Notes (6.3%)
China (6.3%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21, (a)	5,260	165
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/20/14, (a)	7,810	245
Total Participation Notes (Cost $329)		410
Short-Term Investment (7.9%)
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $515)	515,419	515
Total Investments (99.4%) (Cost $5,566)		6,493
Other Assets in Excess of Liabilities (0.6%)		36
Net Assets (100.0%)		$6,529

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2013.

(c)  At June 30, 2013, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security trades on the Hong Kong exchange.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2013 amounts to less than $500 and represents less than 0.05% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.6%
Beverages	15.0
Textiles, Apparel & Luxury Goods	12.2
Food Products	9.7
Internet Software & Services	9.1
Road & Rail	8.0
Short-Term Investments	7.9
Diversified Consumer Services	6.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,051)	$5,978
Investment in Security of Affiliated Issuer, at Value (Cost $515)	515
Total Investments in Securities, at Value (Cost $5,566)	6,493
Foreign Currency, at Value (Cost $—@)	—	@
Cash	3
Due from Adviser	22
Tax Reclaim Receivable	6
Dividends Receivable	5
Receivable from Affiliate	—	@
Other Assets	24
Total Assets	6,553
Liabilities:
Payable for Professional Fees	11
Payable for Custodian Fees	4
Payable for Transfer Agent Fees	1
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Administration Fees	—	@
Other Liabilities	8
Total Liabilities	24
Net Assets	$6,529
Net Assets Consist of:
Paid-in-Capital	$5,733
Accumulated Net Investment Income	63
Accumulated Net Realized Loss	(194)
Unrealized Appreciation (Depreciation) on:
Investments	927
Foreign Currency Translations	(—	@)
Net Assets	$6,529
CLASS I:
Net Assets	$6,189
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	543,733
Net Asset Value, Offering and Redemption Price Per Share	$11.38
CLASS P:
Net Assets	$114
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$11.37
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.63
Maximum Offering Price Per Share	$12.00
CLASS H:
Net Assets	$113
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$11.36
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$11.93
CLASS L:
Net Assets	$113
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$11.28

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$100
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	100
Expenses:
Professional Fees	34
Advisory Fees (Note B)	29
Registration Fees	15
Custodian Fees (Note F)	8
Transfer Agency Fees (Note E)	6
Shareholder Reporting Fees	6
Pricing Fees	3
Administration Fees (Note C)	3
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Directors' Fees and Expenses	—	@
Other Expenses	7
Total Expenses	111
Expenses Reimbursed by Adviser (Note B)	(44)
Waiver of Advisory Fees (Note B)	(29)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	38
Net Investment Income	62
Realized Gain (Loss):
Investments Sold	3
Foreign Currency Transactions	(—	@)
Net Realized Gain	3
Change in Unrealized Appreciation (Depreciation):
Investments	44
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	44
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	47
Net Increase in Net Assets Resulting from Operations	$109

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$62	$39
Net Realized Gain (Loss)	3	(132)
Net Change in Unrealized Appreciation (Depreciation)	44	654
Net Increase in Net Assets Resulting from Operations	109	561
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(33)
Class P:
Net Investment Income	—	(— @)
Class H:
Net Investment Income	—	(4)
Total Distributions	—	(37)
Capital Share Transactions:(1)
Class I:
Subscribed	826	—
Class H:
Subscribed	—	101
Distributions Reinvested	—	3
Redeemed	(826)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	—	104
Total Increase in Net Assets	109	628
Net Assets:
Beginning of Period	6,420	5,792
End of Period (Including Accumulated Net Investment Income and Undistributed Net Investment Income of $63 and $1)	$6,529	$6,420
(1) Capital Share Transactions:
Class I:
Shares Subscribed	74	—
Class H:
Shares Subscribed	—	9
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(74)	—
Net Increase (Decrease) in Class H Shares Outstanding	(74)	9

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from March 31, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.19		$10.26	$12.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.08	0.08	0.03
Net Realized and Unrealized Gain (Loss)	0.08		0.92	(1.31)	2.04
Total from Investment Operations	0.19		1.00	(1.23)	2.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.10)	—
Net Realized Gain	—		—	(0.48)	—
Total Distributions	—		(0.07)	(0.58)	—
Net Asset Value, End of Period	$11.38		$11.19	$10.26	$12.07
Total Return++	1.79	%#	9.76%	(10.16)%	20.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$6,189		$5,259	$4,822	$5,672
Ratio of Expenses to Average Net Assets (1)	1.14	%+*	1.14%+	1.15%+	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.97	%+*	0.70%+	0.67%+	0.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	33%	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.43	%*	3.87%	3.82%	4.79	%+*
Net Investment Loss to Average Net Assets	(0.32	)%*	(2.03)%	(2.00)%	(3.31	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Opportunity Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from March 31, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.19		$10.26	$12.04	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.05	0.05	0.01
Net Realized and Unrealized Gain (Loss)	0.08		0.92	(1.30)	2.03
Total from Investment Operations	0.18		0.97	(1.25)	2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.05)	—
Net Realized Gain	—		—	(0.48)	—
Total Distributions	—		(0.04)	(0.53)	—
Net Asset Value, End of Period	$11.37		$11.19	$10.26	$12.04
Total Return++	1.61	%#	9.49%	(10.33)%	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$114		$112	$103	$120
Ratio of Expenses to Average Net Assets (1)	1.39	%+*	1.39%+	1.40%+	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.72	%+*	0.45%+	0.42%+	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	33%	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.68	%*	4.12%	4.07%	5.04	%+*
Net Investment Loss to Average Net Assets	(0.57	)%*	(2.28)%	(2.25)%	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Opportunity Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from March 31, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.19		$10.26	$12.04	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.05	0.05	0.01
Net Realized and Unrealized Gain (Loss)	0.07		0.92	(1.29)	2.03
Total from Investment Operations	0.17		0.97	(1.24)	2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.06)	—
Net Realized Gain	—		—	(0.48)	—
Total Distributions	—		(0.04)	(0.54)	—
Net Asset Value, End of Period	$11.36		$11.19	$10.26	$12.04
Total Return++	1.70	%#	9.41%	(10.30)%	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$113		$937	$765	$808
Ratio of Expenses to Average Net Assets (1)	1.39	%+*	1.39%+	1.40%+	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.72	%+*	0.45%+	0.42%+	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	33%	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.68	%*	4.12%	4.07%	5.04	%+*
Net Investment Loss to Average Net Assets	(0.57	)%*	(2.28)%	(2.25)%	(3.56	)%*+

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from March 31, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$11.13		$10.22	$12.00	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		(0.01)	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.08		0.92	(1.29)	2.03
Total from Investment Operations	0.15		0.91	(1.30)	2.00
Distributions from and/or in Excess of:
Net Realized Gain	—		—	(0.48)	—
Net Asset Value, End of Period	$11.28		$11.13	$10.22	$12.00
Total Return++	1.44	%#	8.90%	(10.81)%	20.00	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$113		$112	$102	$120
Ratio of Expenses to Average Net Assets (1)	1.89	%+*	1.89%+	1.90%+	1.90	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.22	%+*	(0.05)%+	(0.08)%+	(0.42	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	33%	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.18	%*	4.62%	4.57%	5.54	%+*
Net Investment Loss to Average Net Assets	(1.07	)%*	(2.78)%	(2.75)%	(4.06	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Beverages	$563	$—	$—		$563
Capital Markets	222	—	—		222
Diversified Consumer Services	425	—	—		425
Electric Utilities	260	—	—	†	260
Food & Staples Retailing	264	—	—		264
Food Products	627	—	—		627
Hotels, Restaurants & Leisure	207	—	—		207
Household Products	104	—	—		104
Insurance	180	—	—		180
Internet & Catalog Retail	87	—	—		87
Internet Software & Services	588	—	—		588
Marine	178	—	—		178
Media	267	—	—		267
Real Estate Management & Development	280	—	—		280
Road & Rail	520	—	—		520
Textiles, Apparel & Luxury Goods	796	—	—		796
Total Common Stocks	5,568	—	—	†	5,568
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	410	—		410
Short-Term Investment — Investment Company	515	—	—		515
Total Assets	$6,083	$410	$—	@†	$6,083

@  Value is less than $500

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $3,093,000

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Convertible Preferred Stock (000)
Beginning Balance	$—	†	$3
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	—		46
Realized gains (losses)	—		(49)
Ending Balance	$—	†	$—	@
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2013	$—		$—	@

@  Value is less than $500.

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.40% for Class P shares, 1.40% for Class H shares and 1.90% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $73,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,184,000 and $1,215,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$473	$670	$628	$—	@	$515

@  Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$37	—	$106	$218

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(1)	$4	$(3)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,125,000 and the aggregate gross unrealized depreciation is approximately $198,000 resulting in net unrealized appreciation of approximately $927,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available unused short-term capital losses of $153,000, and long-term capital losses of $45,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
704693 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Select Global Infrastructure Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Select Global Infrastructure Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Select Global Infrastructure Portfolio Class I	$1,000.00	$1,051.10	$1,019.09	$5.85	$5.76	1.15%
Select Global Infrastructure Portfolio Class P	1,000.00	1,050.40	1,017.85	7.12	7.00	1.40
Select Global Infrastructure Portfolio Class H	1,000.00	1,050.50	1,017.85	7.12	7.00	1.40
Select Global Infrastructure Portfolio Class L	1,000.00	1,047.30	1,015.37	9.64	9.49	1.90

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of September 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Select Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Australia (3.7%)
APA Group (a)	28,322	$155
DUET Group (a)	57,935	107
Macquarie Atlas Roads Group	27,314	48
Spark Infrastructure Group	18,749	30
Sydney Airport	17,369	54
Transurban Group (a)	79,615	492
		886
Austria (0.5%)
Flughafen Wien AG	2,197	126
Brazil (1.2%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	26,276	273
Canada (11.8%)
Enbridge, Inc.	24,729	1,039
TransCanada Corp. (a)	40,920	1,762
		2,801
China (5.4%)
Beijing Enterprises Holdings Ltd. (b)	111,500	803
China Gas Holdings Ltd. (b)	120,000	123
China Merchants Holdings International Co., Ltd. (b)	31,527	98
ENN Energy Holdings Ltd. (b)	18,000	96
Jiangsu Expressway Co., Ltd. H Shares (b)	112,000	115
Sichuan Expressway Co., Ltd. H Shares (b)	179,200	48
		1,283
France (2.6%)
Eutelsat Communications SA	5,855	166
SES SA	15,347	440
		606
Germany (2.5%)
Fraport AG Frankfurt Airport Services Worldwide	9,800	593
Italy (5.7%)
Atlantia SpA	15,645	255
Snam SpA	143,409	653
Societa Iniziative Autostradali e Servizi SpA	13,646	112
Terna Rete Elettrica Nazionale SpA	78,713	327
		1,347
Japan (1.5%)
Tokyo Gas Co., Ltd.	64,000	354
Luxembourg (0.6%)
Intelsat SA (c)	7,100	142
Netherlands (2.3%)
Koninklijke Vopak N.V.	9,452	558
Spain (1.1%)
Abertis Infraestructuras SA	9,066	158
Ferrovial SA	7,100	114
		272
Switzerland (1.5%)
Flughafen Zuerich AG (Registered)	691	347
	Shares	Value (000)
United Kingdom (8.4%)
National Grid PLC	131,284	$1,490
Pennon Group PLC	3,510	34
Severn Trent PLC	14,140	358
United Utilities Group PLC	10,890	113
		1,995
United States (49.5%)
American Tower Corp. REIT	15,430	1,129
American Water Works Co., Inc.	7,850	324
Atmos Energy Corp.	3,420	140
California Water Service Group	3,450	67
CenterPoint Energy, Inc.	37,460	880
Cheniere Energy, Inc. (c)	16,300	453
Crown Castle International Corp. (c)	9,640	698
Enbridge Energy Management LLC (c)	16,422	497
ITC Holdings Corp.	8,370	764
Kinder Morgan, Inc.	23,550	898
NiSource, Inc.	13,830	396
Northeast Utilities	14,550	611
Oneok, Inc.	15,290	632
PG&E Corp.	15,770	721
SBA Communications Corp., Class A (c)	14,050	1,041
Sempra Energy	11,460	937
Spectra Energy Corp.	22,690	782
Williams Cos., Inc. (The)	23,730	771
		11,741
Total Common Stocks (Cost $20,343)		23,324
Short-Term Investments (10.5%)
Securities held as Collateral on Loaned Securities (9.3%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	1,961,893	1,962
	Face Amount (000)
Repurchase Agreements (1.0%)
HSBC Securities USA, Inc. (0.15%, dated 6/28/13, due 7/1/13; proceeds $156; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 12/1/26 - 5/1/38; valued at $159)	$156	156
Merrill Lynch & Co., Inc. (0.18%, dated 6/28/13, due 7/1/13; proceeds $87; fully collateralized by Common Stocks; a Convertible Preferred Stock; and Exchange Traded Funds; valued at $95)	87	87
		243
Total Securities held as Collateral on Loaned Securities (Cost $2,205)		2,205

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Select Global Infrastructure Portfolio

	Shares	Value (000)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $288)	287,933	$288
Total Short-Term Investments (Cost $2,493)		2,493
Total Investments (108.8%) (Cost $22,836) Including $2,356 of Securities Loaned		25,817
Liabilities in Excess of Other Assets (-8.8%)		(2,083)
Net Assets (100.0%)		$23,734

(a)  All or a portion of this security was on loan at June 30, 2013.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	49.9%
Communications	15.3
Transmission & Distribution	13.6
Other*	11.0
Toll Roads	5.2
Water	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Select Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $20,586)	$23,567
Investment in Security of Affiliated Issuer, at Value (Cost $2,250)	2,250
Total Investments in Securities, at Value (Cost $22,836)	25,817
Foreign Currency, at Value (Cost $18)	18
Cash	280
Dividends Receivable	132
Tax Reclaim Receivable	5
Receivable from Affiliate	—	@
Other Assets	8
Total Assets	26,260
Liabilities:
Collateral on Securities Loaned, at Value	2,484
Payable for Professional Fees	17
Payable for Advisory Fees	10
Payable for Custodian Fees	4
Payable for Administration Fees	2
Payable for Transfer Agent Fees	1
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Sub Transfer Agency Fees	—	@
Other Liabilities	7
Total Liabilities	2,526
Net Assets	$23,734
Net Assets Consist of:
Paid-in-Capital	$19,795
Accumulated Net Investment Income	256
Accumulated Net Realized Gain	703
Unrealized Appreciation (Depreciation) on:
Investments	2,981
Foreign Currency Translations	(1)
Net Assets	$23,734
CLASS I:
Net Assets	$20,403
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,503,230
Net Asset Value, Offering and Redemption Price Per Share	$13.57
CLASS P:
Net Assets	$136
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,069
Net Asset Value, Redemption Price Per Share	$13.55
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.75
Maximum Offering Price Per Share	$14.30
CLASS H:
Net Assets	$2,716
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	200,869
Net Asset Value, Redemption Price Per Share	$13.52
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.67
Maximum Offering Price Per Share	$14.19
CLASS L:
Net Assets	$479
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	35,447
Net Asset Value, Offering and Redemption Price Per Share	$13.51
(1) Including: Securities on Loan, at Value:	$2,356

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Select Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $26 of Foreign Taxes Withheld)	$382
Dividends from Securities of Affiliated Issuer	—	@
Income from Securities Loaned — Net	—	@
Total Investment Income	382
Expenses:
Advisory Fees (Note B)	91
Professional Fees	46
Custodian Fees (Note F)	23
Registration Fees	19
Administration Fees (Note C)	9
Transfer Agency Fees (Note E)	6
Shareholder Reporting Fees	6
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	1
Pricing Fees	3
Directors' Fees and Expenses	—	@
Sub Transfer Agency Fees	—	@
Other Expenses	9
Total Expenses	215
Waiver of Advisory Fees (Note B)	(88)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	127
Net Investment Income	255
Realized Gain:
Investments Sold	498
Foreign Currency Transactions	2
Net Realized Gain	500
Change in Unrealized Appreciation (Depreciation):
Investments	108
Foreign Currency Translations	(1)
Net Change in Unrealized Appreciation (Depreciation)	107
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	607
Net Increase in Net Assets Resulting from Operations	$862

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Select Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$255	$320
Net Realized Gain	500	728
Net Change in Unrealized Appreciation (Depreciation)	107	1,406
Net Increase in Net Assets Resulting from Operations	862	2,454
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(306)
Net Realized Gain	—	(498)
Class P:
Net Investment Income	—	(2)
Net Realized Gain	—	(4)
Class H:
Net Investment Income	—	(22)
Net Realized Gain	—	(31)
Class L:
Net Investment Income	—	(2)
Net Realized Gain	—	(4)
Total Distributions	—	(869)
Capital Share Transactions:(1)
Class I:
Subscribed	5,269	2,575
Distributions Reinvested	—	150
Redeemed	(1,403)	(1,185)
Class P:
Subscribed	1	—
Class H:
Subscribed	1,631	1,112
Distributions Reinvested	—	47
Redeemed	(189)	—
Class L:
Subscribed	345	—
Net Increase in Net Assets Resulting from Capital Share Transactions	5,654	2,699
Total Increase in Net Assets	6,516	4,284
Net Assets:
Beginning of Period	17,218	12,934
End of Period (Including Accumulated Net Investment Income and Undistributed Net Investment Income of $256 and $1)	$23,734	$17,218
(1) Capital Share Transactions:
Class I:
Shares Subscribed	387	209
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(101)	(99)
Net Increase in Class I Shares Outstanding	286	122
Class P:
Shares Subscribed	@@	—
Class H:
Shares Subscribed	117	83
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(13)	—
Net Increase in Class H Shares Outstanding	104	87
Class L:
Shares Subscribed	25	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Select Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from September 20, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.91		$11.50	$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.17		0.27	0.23	0.08
Net Realized and Unrealized Gain	0.49		1.82	1.42	0.40
Total from Investment Operations	0.66		2.09	1.65	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)	(0.22)	(0.08)
Net Realized Gain	—		(0.42)	(0.33)	—
Total Distributions	—		(0.68)	(0.55)	(0.08)
Net Asset Value, End of Period	$13.57		$12.91	$11.50	$10.40
Total Return++	5.11	%#	18.21%	15.95%	4.94	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$20,403		$15,707	$12,589	$10,086
Ratio of Expenses to Average Net Assets (1)	1.15	%+*	1.15%+	1.15%+	1.14	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.43	%+*	2.18%+	2.09%+	2.71	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	12	%#	33%	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.97	%*	2.39%	2.93%	3.61	%+*
Net Investment Income to Average Net Assets	1.61	%*	0.94%	0.31%	0.24	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Select Global Infrastructure Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from September 20, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.90		$11.50	$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.15		0.24	0.21	0.07
Net Realized and Unrealized Gain	0.50		1.80	1.41	0.41
Total from Investment Operations	0.65		2.04	1.62	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.19)	(0.08)
Net Realized Gain	—		(0.42)	(0.33)	—
Total Distributions	—		(0.64)	(0.52)	(0.08)
Net Asset Value, End of Period	$13.55		$12.90	$11.50	$10.40
Total Return++	5.04	%#	17.85%	15.67%	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$136		$129	$115	$104
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.40%+	1.40%+	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.18	%+*	1.93%+	1.84%+	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	12	%#	33%	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.22	%*	2.64%	3.18%	3.86	%+*
Net Investment Income (Loss) to Average Net Assets	1.36	%*	0.69%	0.06%	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Select Global Infrastructure Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from September 20, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.87		$11.50	$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.15		0.24	0.21	0.07
Net Realized and Unrealized Gain	0.50		1.80	1.41	0.41
Total from Investment Operations	0.65		2.04	1.62	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)	(0.19)	(0.08)
Net Realized Gain	—		(0.42)	(0.33)	—
Total Distributions	—		(0.67)	(0.52)	(0.08)
Net Asset Value, End of Period	$13.52		$12.87	$11.50	$10.40
Total Return++	5.05	%#	17.82%	15.67%	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$2,716		$1,253	$115	$104
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.40%+	1.40%+	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.18	%+*	1.93%+	1.84%+	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	12	%#	33%	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.22	%*	2.64%	3.18%	3.86	%+*
Net Investment Income (Loss) to Average Net Assets	1.36	%*	0.69%	0.06%	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Select Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from September 20, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.90		$11.50	$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.11		0.18	0.15	0.06
Net Realized and Unrealized Gain	0.50		1.80	1.42	0.40
Total from Investment Operations	0.61		1.98	1.57	0.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)	(0.14)	(0.06)
Net Realized Gain	—		(0.42)	(0.33)	—
Total Distributions	—		(0.58)	(0.47)	(0.06)
Net Asset Value, End of Period	$13.51		$12.90	$11.50	$10.40
Total Return++	4.73	%#	17.31%	15.12%	4.72	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$479		$129	$115	$104
Ratio of Expenses to Average Net Assets (1)	1.90	%+*	1.90%+	1.90%+	1.89	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.68	%+*	1.43%+	1.34%+	1.96	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	12	%#	33%	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.72	%*	3.14%	3.68%	4.36	%+*
Net Investment Income (Loss) to Average Net Assets	0.86	%*	0.19%	(0.44)%	(0.51	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Select Global Infrastructure Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide both capital appreciation and income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include,

but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$1,120	$—	$—	$1,120
Communications	3,616	—	—	3,616
Diversified	1,101	—	—	1,101
Oil & Gas Storage & Transportation	11,770	—	—	11,770
Ports	98	—	—	98
Toll Roads	1,228	—	—	1,228
Transmission & Distribution	3,222	—	—	3,222
Water	1,169	—	—	1,169
Total Common Stocks	23,324	—	—	23,324
Short-Term Investments
Investment Companies	2,250	—	—	2,250
Repurchase Agreements	—	243	—	243
Total Short-Term Investments	2,250	243	—	2,493
Total Assets	$25,574	$243	$—	$25,817

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $8,176,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$2,356	(a)	—	$(2,356	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $2,484,000, of which, approximately $2,205,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2013, there was uninvested cash collateral of approximately $279,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $1,000 in the form of U.S. government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the Portfolio's average net assets. For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.03% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.40% for Class P shares, 1.40% for Class H shares and 1.90% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

months ended June 30, 2013, approximately $88,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $8,603,000 and $2,488,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$590	$8,556	$6,896	$—	@	$2,250

@ Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Distributor and

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$332	$537	$612	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$13	$(13)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2	$269

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,108,000 and the aggregate gross unrealized depreciation is approximately $127,000 resulting in net unrealized appreciation of approximately $2,981,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

• Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

• Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

ISISGISAN
710766 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Advantage Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

International Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$1,004.30	$1,018.60	$6.21	$6.26	1.25%
International Advantage Portfolio Class P	1,000.00	1,003.40	1,017.36	7.45	7.50	1.50
International Advantage Portfolio Class H	1,000.00	1,003.40	1,017.36	7.45	7.50	1.50
International Advantage Portfolio Class L	1,000.00	1,000.90	1,014.88	9.92	9.99	2.00

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of December 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (90.2%)
Australia (2.9%)
Aurizon Holding Ltd.21,916		$83
Belgium (4.2%)
Anheuser-Busch InBev N.V.	1,345	120
Brazil (2.6%)
CETIP SA — Mercados Organizados	7,186	74
Canada (9.1%)
Brookfield Asset Management, Inc., Class A	3,467	125
Brookfield Infrastructure Partners LP	3,712	135
		260
China (6.2%)
New Oriental Education & Technology Group ADR	3,802	84
Sun Art Retail Group Ltd. (a)	39,500	57
Uni-President China Holdings Ltd. (a)	36,000	37
		178
Denmark (4.8%)
DSV A/S	5,716	139
Finland (1.4%)
Kone Oyj, Class B	511	41
France (12.6%)
Christian Dior SA	568	92
Danone SA	1,274	96
Edenred	1,340	41
Hermes International	130	42
Pernod-Ricard SA	807	89
		360
Germany (3.6%)
Adidas AG	942	102
Indonesia (1.4%)
Hero Supermarket Tbk PT (b)	103,000	39
Italy (2.7%)
Prada SpA (a)	8,400	76
Japan (3.0%)
Calbee, Inc.	900	85
Netherlands (2.6%)
DE Master Blenders 1753 N.V. (b)	4,726	76
Norway (1.3%)
Telenor ASA	1,942	38
Singapore (1.9%)
Mandarin Oriental International Ltd.	34,000	55
South Africa (2.2%)
Naspers Ltd., Class N	862	64
Switzerland (8.1%)
Kuehne & Nagel International AG (Registered)	844	93
Nestle SA (Registered)	2,122	139
		232
	Shares	Value (000)
United Kingdom (19.6%)
British American Tobacco PLC	1,410	$72
Burberry Group PLC	5,100	105
Diageo PLC	4,814	138
Imperial Tobacco Group PLC	1,540	53
Intertek Group PLC	865	38
Reckitt Benckiser Group PLC	1,312	93
Tesco PLC	12,194	62
		561
Total Common Stocks (Cost $2,356)		2,583
Participation Notes (7.4%)
China (7.4%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (b)	4,880	153
Kweichow Mountai Co., Ltd., Class A, Equity Linked Notes, expires 2/20/14 (b)	1,900	59
Total Participation Notes (Cost $184)		212
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $50)	50,106	50
Total Investments (99.3%) (Cost $2,590)		2,845
Other Assets in Excess of Liabilities (0.7%)		21
Net Assets (100.0%)		$2,866

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.1%
Food Products	15.2
Textiles, Apparel & Luxury Goods	14.7
Beverages	19.6
Road & Rail	7.8
Food & Staples Retailing	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,540)	$2,795
Investment in Security of Affiliated Issuer, at Value (Cost $50)	50
Total Investments in Securities, at Value (Cost $2,590)	2,845
Foreign Currency, at Value (Cost $—@)	—	@
Cash	1
Due from Adviser	28
Dividends Receivable	3
Tax Reclaim Receivable	3
Receivable from Affiliate	—	@
Other Assets	12
Total Assets	2,892
Liabilities:
Payable for Professional Fees	15
Payable for Custodian Fees	4
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	6
Total Liabilities	26
Net Assets	$2,866
Net Assets Consist of:
Paid-in-Capital	$2,505
Undistributed Net Investment Income	35
Accumulated Net Realized Gain	71
Unrealized Appreciation (Depreciation) on:
Investments	255
Foreign Currency Translations	(—	@)
Net Assets	$2,866
CLASS I:
Net Assets	$2,518
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	216,140
Net Asset Value, Offering and Redemption Price Per Share	$11.65
CLASS P:
Net Assets	$116
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$11.64
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.65
Maximum Offering Price Per Share	$12.29
CLASS H:
Net Assets	$116
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,004
Net Asset Value, Redemption Price Per Share	$11.63
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$12.21
CLASS L:
Net Assets	$116
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$11.60

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$48
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	48
Expenses:
Professional Fees	27
Registration Fees	21
Advisory Fees (Note B)	13
Custodian Fees (Note F)	7
Transfer Agency Fees (Note E)	6
Shareholder Reporting Fees	4
Pricing Fees	2
Administration Fees (Note C)	1
Distribution and Shareholder Services Fees — Class P (Note D)	—	@
Distribution and Shareholder Services Fees — Class H (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Directors' Fees and Expenses	—	@
Other Expenses	9
Total Expenses	90
Expenses Reimbursed by Adviser (Note B)	(59)
Waiver of Advisory Fees (Note B)	(13)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	18
Net Investment Income	30
Realized Gain:
Investments Sold	76
Foreign Currency Transactions	—	@
Net Realized Gain	76
Change in Unrealized Appreciation (Depreciation):
Investments	(95)
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	(95)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(19)
Net Increase in Net Assets Resulting from Operations	$11

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

International Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$30	$24
Net Realized Gain	76	1
Net Change in Unrealized Appreciation (Depreciation)	(95)	429
Net Increase in Net Assets Resulting from Operations	11	454
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13)
Class P:
Net Investment Income	—	(1)
Class H:
Net Investment Income	—	(6)
Class L:
Net Investment Income	—	(— @)
Total Distributions	—	(20)
Capital Share Transactions:(1)
Class I:
Subscribed	1,222	459
Distributions Reinvested	—	3
Redeemed	(121)	(547)
Class H:
Subscribed	— @	100
Distributions Reinvested	—	5
Redeemed	(832)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	269	20
Total Increase in Net Assets	280	454
Net Assets:
Beginning of Period	2,586	2,132
End of Period (Including Undistributed Net Investment Income of $35 and $5)	$2,866	$2,586
(1) Capital Share Transactions:
Class I:
Shares Subscribed	104	43
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(10)	(51)
Net Increase (Decrease) in Class I Shares Outstanding	94	(8)
Class H:
Shares Subscribed	— @@	9
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(70)	—
Net Increase (Decrease) in Class H Shares Outstanding	(70)	9

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011	2010
Net Asset Value, Beginning of Period	$11.60		$9.65	$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.13		0.12	0.12	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.08)		1.93	(0.26)	(0.01)
Total from Investment Operations	0.05		2.05	(0.14)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.11)	—
Net Realized Gain	—		—	(0.09)	—
Total Distributions	—		(0.10)	(0.20)	—
Net Asset Value, End of Period	$11.65		$11.60	$9.65	$9.99
Total Return++	0.43	%#	21.27%	(1.31)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$2,518		$1,421	$1,255	$1,198
Ratio of Expenses to Average Net Assets (1)	1.25	%+*	1.24%+	1.24%+	1.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.12	%+*	1.08%+	1.17%+	(1.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	N/A
Portfolio Turnover Rate	17	%#	40%	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.31	%*	8.89%	7.08%+	176.40	%*
Net Investment Loss to Average Net Assets	(2.94	)%*	(6.57)%	(4.67)%+	(176.24	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Advantage Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011	2010
Net Asset Value, Beginning of Period	$11.60		$9.65	$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.09	0.09	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.07)		1.94	(0.25)	(0.01)
Total from Investment Operations	0.04		2.03	(0.16)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)	(0.09)	—
Net Realized Gain	—		—	(0.09)	—
Total Distributions	—		(0.08)	(0.18)	—
Net Asset Value, End of Period	$11.64		$11.60	$9.65	$9.99
Total Return++	0.34	%#	20.99%	(1.57)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$116		$116	$96	$100
Ratio of Expenses to Average Net Assets (1)	1.50	%+*	1.49%+	1.49%+	1.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.87	%+*	0.83%+	0.92%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	N/A
Portfolio Turnover Rate	17	%#	40%	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.56	%*	9.14%	7.33%+	176.65	%*
Net Investment Loss to Average Net Assets	(3.19	)%*	(6.82)%	(4.92)%+	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Advantage Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011	2010
Net Asset Value, Beginning of Period	$11.60		$9.65	$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.09	0.09	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.08)		1.94	(0.25)	(0.01)
Total from Investment Operations	0.03		2.03	(0.16)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)	(0.09)	—
Net Realized Gain	—		—	(0.09)	—
Total Distributions	—		(0.08)	(0.18)	—
Net Asset Value, End of Period	$11.63		$11.60	$9.65	$9.99
Total Return++	0.34	%#	21.01%	(1.57)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$116		$933	$684	$100
Ratio of Expenses to Average Net Assets (1)	1.50	%+*	1.49%+	1.49%+	1.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.87	%+*	0.83%+	0.92%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	N/A
Portfolio Turnover Rate	17	%#	40%	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.56	%*	9.14%	7.33%+	176.65	%*
Net Investment Loss to Average Net Assets	(3.19	)%*	(6.82)%	(4.92)%+	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,		Period from December 28, 2010^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011	2010
Net Asset Value, Beginning of Period	$11.60		$9.65	$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.08		0.04	0.04	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.08)		1.93	(0.25)	(0.01)
Total from Investment Operations	0.00	‡	1.97	(0.21)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	(0.04)	—
Net Realized Gain	—		—	(0.09)	—
Total Distributions	—		(0.02)	(0.13)	—
Net Asset Value, End of Period	$11.60		$11.60	$9.65	$9.99
Total Return++	0.09	%#	20.43%	(2.09)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$116		$116	$97	$100
Ratio of Expenses to Average Net Assets (1)	2.00	%+*	1.99%+	1.99%+	2.00	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.37	%+*	0.33%+	0.42%+	(1.84	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	N/A
Portfolio Turnover Rate	17	%#	40%	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.06	%*	9.64%	7.83%+	177.15	%*
Net Investment Loss to Average Net Assets	(3.69	)%*	(7.32)%	(5.42)%+	(176.99	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Advantage Portfolio. The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve the investment objective by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$347	$—	$—	$347
Capital Markets	74	—	—	74
Commercial Services & Supplies	41	—	—	41
Diversified Consumer Services	84	—	—	84
Diversified Telecommunication Services	38	—	—	38
Electric Utilities	135	—	—	135
Food & Staples Retailing	158	—	—	158
Food Products	433	—	—	433
Hotels, Restaurants & Leisure	55	—	—	55
Household Products	93	—	—	93
Machinery	41	—	—	41
Marine	93	—	—	93
Media	64	—	—	64
Professional Services	38	—	—	38
Real Estate Management & Development	125	—	—	125
Road & Rail	222	—	—	222
Textiles, Apparel & Luxury Goods	417	—	—	417
Tobacco	125	—	—	125
Total Common Stocks	2,583	—	—	2,583
Participation Notes	—	212	—	212
Short-Term Investment — Investment Company	50	—	—	50
Total Assets	$2,633	$212	$—	$2,845

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $1,761,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.50% for Class P shares, 1.50% for Class H shares and 2.00% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $72,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $820,000 and $468,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$106	$490	$546	$—	@	$50

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

of the tax years in the three-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$20	—	$42	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on partnerships sold, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$1	$1	$(2)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2	$3

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $343,000 and the aggregate gross unrealized depreciation is approximately $88,000 resulting in net unrealized appreciation of approximately $255,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies

("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday — Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
704596 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
U.S. Privacy Policy	19
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Insight Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Global Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Insight Portfolio Class I	$1,000.00	$1,060.10	$1,018.15	$6.84	$6.71	1.34%
Global Insight Portfolio Class H	1,000.00	1,059.20	1,016.91	8.12	7.95	1.59
Global Insight Portfolio Class L	1,000.00	1,056.80	1,014.43	10.66	10.44	2.09

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of December 2011, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (93.7%)
Australia (3.5%)
DuluxGroup Ltd.	11,590	$45
Belgium (0.8%)
Arseus N.V.	400	11
Brazil (8.0%)
Cremer SA	4,284	27
JHSF Participacoes SA	14,138	39
Tegma Gestao Logistica	1,631	18
Vale SA (Preference)	1,674	20
		104
Canada (7.1%)
Big Rock Brewery, Inc.	934	14
Sears Canada, Inc.	3,762	41
Second Cup Ltd. (The)	3,552	14
Whistler Blackcomb Holdings, Inc.	1,763	23
		92
France (13.7%)
Christian Dior SA	441	71
Eurazeo	1,151	62
Societe BIC SA	251	25
Vivendi SA	1,025	19
		177
Germany (4.6%)
ThyssenKrupp AG (a)	3,078	60
Greece (9.5%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	4,651	36
JUMBO SA (a)	2,862	29
Titan Cement Co., SA (a)	3,045	53
Titan Cement Co., SA (Preference) (a)	609	5
		123
Hong Kong (4.6%)
Shangri-La Asia Ltd.	24,000	42
Swire Pacific Ltd., Class A	1,500	18
		60
Italy (4.2%)
Autogrill SpA (a)	2,045	28
Tamburi Investment Partners SpA	13,100	27
		55
Netherlands (8.7%)
Delta Lloyd N.V.	1,814	37
Koninklijke KPN N.V.	15,957	33
Koninklijke Philips N.V.	1,589	43
		113
Singapore (6.6%)
Mandarin Oriental International Ltd.	53,000	86
Spain (1.6%)
Baron de Ley (a)	303	20
	Shares	Value (000)
Sweden (1.7%)
Byggmax Group AB	3,996	$22
Switzerland (3.3%)
Nestle SA (Registered)	648	42
Turkey (1.4%)
Is Gayrimenkul Yatirim Ortakligi AS REIT	24,099	17
Ulker Biskuvi Sanayi AS	94	1
		18
United States (14.4%)
Apple, Inc.	135	54
Crimson Wine Group Ltd. (a)	3,340	28
First Solar, Inc. (a)	790	35
Motorola Solutions, Inc.	1,197	69
		186
Total Common Stocks (Cost $1,097)		1,214
Participation Note (2.4%)
China (2.4%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a) (Cost $28)	1,000	31
	Face Amount (000)
Corporate Bond (1.5%)
United States (1.5%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $20)	$20	20
Total Investments (97.6%) (Cost $1,145)		1,265
Other Assets in Excess of Liabilities (2.4%)		31
Net Assets (100.0%)		$1,296

(a)  Non-income producing security.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	59.6%
Hotels, Restaurants & Leisure	15.3
Diversified Financial Services	7.7
Metals & Mining	6.3
Textiles, Apparel & Luxury Goods	5.6
Communications Equipment	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,145)	$1,265
Due from Adviser	35
Receivable for Investments Sold	8
Dividends Receivable	1
Tax Reclaim Receivable	1
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	10
Total Assets	1,320
Liabilities:
Payable for Professional Fees	12
Payable for Custodian Fees	4
Bank Overdraft	1
Payable for Investments Purchased	1
Payable for Transfer Agent Fees	—	@
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	6
Total Liabilities	24
Net Assets	$1,296
Net Assets Consist of:
Paid-in-Capital	$1,059
Accumulated Net Investment Loss	(1)
Accumulated Net Realized Gain	118
Unrealized Appreciation (Depreciation) on:
Investments	120
Foreign Currency Translations	(—	@)
Net Assets	$1,296
CLASS I:
Net Assets	$1,134
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	89,190
Net Asset Value, Offering and Redemption Price Per Share	$12.71
CLASS H:
Net Assets	$149
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	11,754
Net Asset Value, Redemption Price Per Share	$12.70
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.63
Maximum Offering Price Per Share	$13.33
CLASS L:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.66

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$21
Interest from Securities of Unaffiliated Issuers	—	@
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	21
Expenses:
Professional Fees	34
Registration Fees	15
Advisory Fees (Note B)	6
Custodian Fees (Note F)	6
Shareholder Reporting Fees	5
Transfer Agency Fees (Note E)	5
Pricing Fees	2
Distribution and Shareholder Services Fees — Class H (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Administration Fees (Note C)	1
Directors' Fees and Expenses	—	@
Other Expenses	6
Total Expenses	81
Expenses Reimbursed by Adviser (Note B)	(67)
Waiver of Advisory Fees (Note B)	(6)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	8
Net Investment Income	13
Realized Gain (Loss):
Investments Sold	117
Foreign Currency Transactions	(1)
Net Realized Gain	116
Change in Unrealized Appreciation (Depreciation):
Investments	(58)
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	(58)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	58
Net Increase in Net Assets Resulting from Operations	$71

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Global Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$13	$24
Net Realized Gain	116	44
Net Change in Unrealized Appreciation (Depreciation)	(58)	172
Net Increase in Net Assets Resulting from Operations	71	240
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(—	@)
Net Realized Gain	—	(—	@)
Class H:
Net Investment Income	—	(41)
Net Realized Gain	—	(39)
Class L:
Net Investment Income	—	(—	@)
Net Realized Gain	—	(—	@)
Total Distributions	—	(80)
Capital Share Transactions:(1)
Class I:
Subscribed	1,100	—
Class H:
Subscribed	—	100
Distributions Reinvested	—	79
Redeemed	(1,050)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	50	179
Total Increase in Net Assets	121	339
Net Assets:
Beginning of Period	1,175	836
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(1) and $(14))	$1,296	$1,175
(1) Capital Share Transactions:
Class I:
Shares Subscribed	88	—
Class H:
Shares Subscribed	—	8
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(84)	—
Net Increase (Decrease) in Class H Shares Outstanding	(84)	15

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Insight Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.99		$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.13		0.31	(0.00	)‡
Net Realized and Unrealized Gain	0.59		2.53	0.07
Total from Investment Operations	0.72		2.84	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)	—
Net Realized Gain	—		(0.43)	—
Total Distributions	—		(0.92)	—
Net Asset Value, End of Period	$12.71		$11.99	$10.07
Total Return++	6.01	%#	28.31%	0.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,134		$12	$10
Ratio of Expenses to Average Net Assets (1)	1.34	%+*	1.35%+	1.35	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.10	%+*	2.74%+	(1.27	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	33	%#	41%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.79	%*	16.10%	381.10	%*
Net Investment Loss to Average Net Assets	(9.35	)%*	(12.01)%	(381.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Insight Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.99		$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.28	(0.00	)‡
Net Realized and Unrealized Gain	0.60		2.53	0.07
Total from Investment Operations	0.71		2.81	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)	—
Net Realized Gain	—		(0.43)	—
Total Distributions	—		(0.89)	—
Net Asset Value, End of Period	$12.70		$11.99	$10.07
Total Return++	5.92	%#	28.04%	0.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$149		$1,151	$816
Ratio of Expenses to Average Net Assets (1)	1.59	%+*	1.60%+	1.60	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.85	%+*	2.49%+	(1.52	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	33	%#	41%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	13.04	%*	16.35%	381.35	%*
Net Investment Loss to Average Net Assets	(9.60	)%*	(12.26)%	(381.27	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Insight Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.98		$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.09		0.23	(0.00	)‡
Net Realized and Unrealized Gain	0.59		2.51	0.07
Total from Investment Operations	0.68		2.74	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)	—
Net Realized Gain	—		(0.43)	—
Total Distributions	—		(0.83)	—
Net Asset Value, End of Period	$12.66		$11.98	$10.07
Total Return++	5.68	%#	27.36%	0.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$13		$12	$10
Ratio of Expenses to Average Net Assets (1)	2.09	%+*	2.10%+	2.10	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.35	%+*	1.99%+	(2.01	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	33	%#	41%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	13.54	%*	16.85%	381.85	%*
Net Investment Loss to Average Net Assets	(10.10	)%*	(12.76)%	(381.76	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Insight Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and cyclical franchise companies located throughout the world with market capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers three classes of shares — Class I, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$62	$—	$—	$62
Capital Markets	27	—	—	27
Chemicals	45	—	—	45
Commercial Services & Supplies	25	—	—	25
Communications Equipment	69	—	—	69
Computers & Peripherals	54	—	—	54
Construction Materials	58	—	—	58
Diversified Financial Services	98	—	—	98
Diversified Telecommunication Services	52	—	—	52
Food Products	43	—	—	43
Health Care Equipment & Supplies	27	—	—	27
Health Care Providers & Services	11	—	—	11
Hotels, Restaurants & Leisure	193	—	—	193
Industrial Conglomerates	43	—	—	43
Insurance	37	—	—	37
Metals & Mining	80	—	—	80
Multi-line Retail	41	—	—	41
Real Estate Investment Trusts (REITs)	17	—	—	17
Real Estate Management & Development	57	—	—	57
Road & Rail	18	—	—	18
Semiconductors & Semiconductor Equipment	35	—	—	35
Specialty Retail	51	—	—	51
Textiles, Apparel & Luxury Goods	71	—	—	71
Total Common Stocks	1,214	—	—	1,214
Participation Note	—	31	—	31
Corporate Bond	—	20	—	20
Total Assets	$1,214	$51	$—	$1,265

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $670,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
1.00%	0.95%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expense (including litigation), will not exceed 1.35% for Class I shares, 1.60% for Class H shares and 2.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $73,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"),

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Services Plans with respect to Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $514,000 and $401,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$73	$334	$407	$—	@	—

@  Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$82	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$3	$(3)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $182,000 and the aggregate gross unrealized depreciation is approximately $62,000 resulting in net unrealized appreciation of approximately $120,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 12.0% and 91.5%, for Class I and Class H shares, respectively.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

22

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGISAN
704036 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Real Estate Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

International Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Real Estate Portfolio Class I	$1,000.00	$992.60	$1,019.84	$4.94	$5.01	1.00%
International Real Estate Portfolio Class P	1,000.00	991.60	1,018.60	6.17	6.26	1.25
International Real Estate Portfolio Class H	1,000.00	991.60	1,018.60	6.17	6.26	1.25
International Real Estate Portfolio Class L	1,000.00	989.10	1,016.12	8.63	8.75	1.75

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's management was higher but close to its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.5%)
Australia (13.6%)
CFS Retail Property Trust Group REIT	147,089	$269
Commonwealth Property Office Fund REIT	402,284	405
Dexus Property Group REIT	1,235,170	1,209
Federation Centres Ltd. REIT	373,538	810
Goodman Group REIT	450,096	2,009
GPT Group REIT	450,004	1,580
Investa Office Fund REIT	136,585	363
Mirvac Group REIT	929,452	1,364
Stockland REIT	344,757	1,097
Westfield Group REIT	526,091	5,504
Westfield Retail Trust REIT	829,440	2,352
		16,962
Austria (0.3%)
Atrium European Real Estate Ltd.	65,370	340
Conwert Immobilien Invest SE (a)	3,460	34
		374
Belgium (0.1%)
Befimmo SCA Sicafi REIT	498	31
Cofinimmo REIT	453	50
		81
China (3.9%)
Agile Property Holdings Ltd. (b)	332,000	356
China Overseas Land & Investment Ltd. (b)	434,000	1,139
China Resources Land Ltd. (b)	491,000	1,342
Country Garden Holdings Co., Ltd. (b)	1,393,145	729
Guangzhou R&F Properties Co., Ltd. H Shares (b)	541,600	784
Shimao Property Holdings Ltd. (b)	269,000	534
		4,884
Finland (0.3%)
Citycon Oyj	5,488	17
Sponda Oyj	80,700	380
		397
France (6.8%)
Altarea REIT	943	153
Fonciere Des Regions REIT	5,981	449
Gecina SA REIT	5,380	595
ICADE REIT	7,515	621
Klepierre REIT	18,486	729
Mercialys SA REIT	36,527	704
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	1,566	162
Unibail-Rodamco SE REIT	21,388	4,983
		8,396
Germany (1.6%)
Alstria Office AG REIT (a)	23,883	261
Deutsche Euroshop AG	7,947	316
Deutsche Wohnen AG	11,400	194
GSW Immobilien AG	4,171	162
	Shares	Value (000)
LEG Immobilien AG (a)	15,177	$790
Prime Office AG REIT	49,322	229
		1,952
Hong Kong (23.0%)
Hang Lung Properties Ltd.	303,000	1,057
Henderson Land Development Co., Ltd.	154,007	919
Hongkong Land Holdings Ltd.	584,000	4,012
Hysan Development Co., Ltd.	445,836	1,934
Kerry Properties Ltd.	401,771	1,575
Link REIT (The)	461,500	2,270
New World Development Co., Ltd.	1,040,672	1,441
Sino Land Co., Ltd.	848,694	1,195
Sun Hung Kai Properties Ltd.	751,703	9,702
Swire Properties Ltd.	390,100	1,154
Wharf Holdings Ltd.	391,117	3,288
		28,547
India (0.1%)
Religare Health Trust (Units) (c)	279,000	187
Italy (0.3%)
Beni Stabili SpA	668,979	413
Japan (27.6%)
Activia Properties, Inc. REIT	100	787
GLP J-REIT	837	819
Japan Real Estate Investment Corp. REIT	136	1,518
Japan Retail Fund Investment Corp. REIT	185	387
Mitsubishi Estate Co., Ltd.	366,000	9,746
Mitsui Fudosan Co., Ltd.	281,000	8,265
Nippon Accommodations Fund, Inc. REIT	22	144
Nippon Building Fund, Inc. REIT	172	1,991
Nippon Prologis, Inc. REIT	129	1,122
Nomura Real Estate Holdings, Inc.	8,100	179
Nomura Real Estate Master Fund, Inc. REIT (a)(d)	209	207
Nomura Real Estate Office Fund, Inc. REIT	21	92
NTT Urban Development Corp.	128	157
Sumitomo Realty & Development Co., Ltd.	189,000	7,537
Tokyo Tatemono Co., Ltd.	101,000	841
Tokyu Land Corp.	23,000	211
United Urban Investment Corp. REIT	238	322
		34,325
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	—
Netherlands (1.6%)
Corio N.V. REIT	25,416	1,011
Eurocommercial Properties N.V. CVA REIT	12,997	477
Vastned REIT	4,003	164
Wereldhave N.V. REIT	4,427	288
		1,940
Norway (0.3%)
Norwegian Property ASA	295,785	375

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
Singapore (6.0%)
Ascendas Real Estate Investment Trust REIT	206,000	$363
CapitaCommercial Trust REIT	154,000	178
CapitaLand Ltd.	681,000	1,655
CapitaMall Trust REIT	410,000	645
CapitaMalls Asia Ltd.	438,000	631
City Developments Ltd.	84,000	709
Global Logistic Properties Ltd.	818,000	1,775
Keppel REIT	335,000	342
Keppel Land Ltd.	47,000	124
Mapletree Commercial Trust REIT	168,000	157
Suntec REIT	388,000	482
UOL Group Ltd.	64,000	339
		7,400
Sweden (1.4%)
Atrium Ljungberg AB, Class B	25,714	326
Castellum AB	32,591	442
Hufvudstaden AB, Class A	81,115	970
		1,738
Switzerland (1.7%)
Mobimo Holding AG (Registered) (a)	766	156
PSP Swiss Property AG (Registered) (a)	17,189	1,489
Swiss Prime Site AG (Registered) (a)	6,358	467
		2,112
United Kingdom (10.9%)
Big Yellow Group PLC REIT	17,309	101
British Land Co., PLC REIT	262,332	2,260
Capital & Counties Properties PLC	62,485	311
Capital & Regional PLC (a)	633,160	318
Derwent London PLC REIT	20,875	730
Grainger PLC	123,136	271
Great Portland Estates PLC REIT	91,946	743
Hammerson PLC REIT	240,380	1,782
Intu Properties PLC REIT	129,447	616
Land Securities Group PLC REIT	200,255	2,693
Londonmetric Property PLC	119,037	188
LXB Retail Properties PLC (a)	444,872	783
Quintain Estates & Development PLC (a)	313,874	372
Safestore Holdings PLC	356,287	673
Segro PLC REIT	94,715	402
Shaftesbury PLC REIT	34,305	310
ST Modwen Properties PLC	104,403	429
Unite Group PLC	99,774	550
		13,532
Total Common Stocks (Cost $171,388)		123,615
	No. of Rights
Rights (0.0%)
Hong Kong (0.0%)
New Hotel (a)(d) (Cost $—)	13,158	—
	Shares	Value (000)
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $379)	378,772	$379
Total Investments (99.8%) (Cost $171,767)		123,994
Other Assets in Excess of Liabilities (0.2%)		258
Net Assets (100.0%)		$124,252

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  At June 30, 2013, the Portfolio held fair valued securities valued at approximately $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security has been deemed illiquid at June 30, 2013.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	57.8%
Retail	20.5
Office	12.7
Industrial	5.3
Other*	3.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $171,388)	$123,615
Investment in Security of Affiliated Issuer, at Value (Cost $379)	379
Total Investments in Securities, at Value (Cost $171,767)	123,994
Foreign Currency, at Value (Cost $217)	217
Receivable for Investments Sold	336
Dividends Receivable	289
Tax Reclaim Receivable	35
Receivable for Portfolio Shares Sold	14
Receivable from Affiliate	— @
Other Assets	17
Total Assets	124,902
Liabilities:
Payable for Investments Purchased	272
Payable for Advisory Fees	196
Payable for Portfolio Shares Redeemed	72
Payable for Custodian Fees	42
Payable for Sub Transfer Agency Fees	26
Payable for Professional Fees	19
Payable for Administration Fees	8
Payable for Transfer Agent Fees	2
Payable for Directors' Fees and Expenses	1
Payable for Distribution and Shareholder Services Fees — Class P	1
Payable for Distribution and Shareholder Services Fees — Class H	— @
Payable for Distribution and Shareholder Services Fees — Class L	— @
Other Liabilities	11
Total Liabilities	650
Net Assets	$124,252
Net Assets Consist Of:
Paid-in-Capital	$736,724
Undistributed Net Investment Income	5,393
Accumulated Net Realized Loss	(570,091)
Unrealized Appreciation (Depreciation) on:
Investments	(47,773)
Foreign Currency Translations	(1)
Net Assets	$124,252
CLASS I:
Net Assets	$120,467
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	6,020,024
Net Asset Value, Offering and Redemption Price Per Share	$20.01
CLASS P:
Net Assets	$3,666
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	183,576
Net Asset Value, Redemption Price Per Share	$19.97
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$1.11
Maximum Offering Price Per Share	$21.08
CLASS H:
Net Assets	$107
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	5,355
Net Asset Value, Redemption Price Per Share	$19.96
Maximum Sales Load	4.75%
Maximum Sales Charge	$1.00
Maximum Offering Price Per Share	$20.96
CLASS L:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	578
Net Asset Value, Offering and Redemption Price Per Share	$19.91

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $167 of Foreign Taxes Withheld)	$2,357
Interest from Securities of Unaffiliated Issuers	9
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	2,366
Expenses:
Advisory Fees (Note B)	555
Custodian Fees (Note F)	82
Administration Fees (Note C)	56
Professional Fees	49
Sub Transfer Agency Fees	42
Registration Fees	32
Transfer Agency Fees (Note E)	10
Shareholder Reporting Fees	9
Distribution and Shareholder Services Fees — Class P (Note D)	5
Distribution and Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Pricing Fees	4
Directors' Fees and Expenses	2
Other Expenses	11
Total Expenses	857
Waiver of Advisory Fees (Note B)	(157)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	699
Net Investment Income	1,667
Realized Loss:
Investments Sold	(10,578)
Foreign Currency Transactions	(26)
Net Realized Loss	(10,604)
Change in Unrealized Appreciation (Depreciation):
Investments	8,588
Foreign Currency Translations	(5)
Net Change in Unrealized Appreciation (Depreciation)	8,583
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,021)
Net Decrease in Net Assets Resulting from Operations	$(354)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

International Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,667	$4,386
Net Realized Loss	(10,604)	(75,581)
Net Change in Unrealized Appreciation (Depreciation)	8,583	137,155
Net Increase (Decrease) in Net Assets Resulting from Operations	(354)	65,960
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(7,180)
Class P:
Net Investment Income	—	(163)
Class H:
Net Investment Income	—	(— @)
Class L:
Net Investment Income	—	(— @)
Total Distributions	—	(7,343)
Capital Share Transactions:(1)
Class I:
Subscribed	10,390	25,115
Distributions Reinvested	—	4,054
Redeemed	(28,014)	(155,915)
Class P:
Subscribed	1,186	437
Distributions Reinvested	—	140
Redeemed	(1,899)	(719)
Class H:
Subscribed	97	11 *
Distributions Reinvested	—	— @*
Class L:
Subscribed	—	10 *
Net Decrease in Net Assets Resulting from Capital Share Transactions	(18,240)	(126,867)
Redemption Fees	— @	1
Total Decrease in Net Assets	(18,594)	(68,249)
Net Assets:
Beginning of Period	142,846	211,095
End of Period (Including Undistributed Net Investment Income of $5,393 and $3,726)	$124,252	$142,846
(1) Capital Share Transactions:
Class I:
Shares Subscribed	494	1,437
Shares Issued on Distributions Reinvested	—	233
Shares Redeemed	(1,339)	(8,974)
Net Decrease in Class I Shares Outstanding	(845)	(7,304)
Class P:
Shares Subscribed	56	23
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(92)	(43)
Net Decrease in Class P Shares Outstanding	(36)	(12)
Class H:
Shares Subscribed	4	1 *
Shares Issued on Distributions Reinvested	—	— @@*
Net Increase in Class H Shares Outstanding	4	1 *
Class L:
Shares Subscribed	—	1 *

*  For the period April 30, 2012 through December 31, 2012.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$20.16		$14.66	$18.85		$17.80		$12.59		$25.30
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.44	0.39		0.69		0.44		0.56
Net Realized and Unrealized Gain (Loss)	(0.40)		5.89	(4.04)		0.98		5.40		(13.15)
Total from Investment Operations	(0.15)		6.33	(3.65)		1.67		5.84		(12.59)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.83)	(0.54)		(0.62)		(0.63)		—
Net Realized Gain	—		—	—		—		—		(0.12)
Total Distributions	—		(0.83)	(0.54)		(0.62)		(0.63)		(0.12)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$20.01		$20.16	$14.66		$18.85		$17.80		$12.59
Total Return++	(0.74	)%#	44.05%	(19.92)%		9.51%		46.54%		(49.95)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$120,467		$138,390	$207,695		$397,514		$463,649		$427,148
Ratio of Expenses to Average Net Assets (1)	1.00	%+††*	1.00%+	1.00	%+††	0.98	%+††	0.93	%+	0.95	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		0.98	%+††	0.93	%+	0.94	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.41	%+††*	2.54%+	2.17	%+††	3.97	%+††	3.04	%+	2.68	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	19	%#	31%	18%		64%		56%		54%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.23	%††*	1.12%	N/A		N/A		N/A		0.97	%+
Net Investment Income to Average Net Assets	2.18	%††*	2.42%	N/A		N/A		N/A		2.66	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Real Estate Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$20.14		$14.65	$18.83		$17.77		$12.58		$25.33
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.39	0.34		0.64		0.39		0.63
Net Realized and Unrealized Gain (Loss)	(0.39)		5.89	(4.04)		0.98		5.39		(13.26)
Total from Investment Operations	(0.17)		6.28	(3.70)		1.62		5.78		(12.63)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.79)	(0.48)		(0.56)		(0.59)		—
Net Realized Gain	—		—	—		—		—		(0.12)
Total Distributions	—		(0.79)	(0.48)		(0.56)		(0.59)		(0.12)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$19.97		$20.14	$14.65		$18.83		$17.77		$12.58
Total Return++	(0.84	)%#	43.71%	(20.16)%		9.26%		46.08%		(50.05)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,666		$4,431	$3,400		$5,547		$8,429		$9,141
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.25%+	1.25	%+††	1.23	%+††	1.18	%+	1.19	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		1.23	%+††	1.18	%+	1.19	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.16	%+††*	2.23%+	1.92	%+††	3.72	%+††	2.74	%+	2.66	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	19	%#	31%	18%		64%		56%		54%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.48	%††*	1.38%	N/A		N/A		N/A		1.22	%+
Net Investment Income to Average Net Assets	1.93	%††*	2.10%	N/A		N/A		N/A		2.64	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Real Estate Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$20.13		$17.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.22
Net Realized and Unrealized Gain (Loss)	(0.40)		3.40
Total from Investment Operations	(0.17)		3.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.80)
Net Asset Value, End of Period	$19.96		$20.13
Total Return++	(0.84	)%#	21.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$107		$13
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.25	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.16	%+††*	1.85	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§*
Portfolio Turnover Rate	19	%#	31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.48	%††*	1.43	%*
Net Investment Income to Average Net Assets	1.93	%††*	1.67	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Real Estate Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$20.13		$17.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.16
Net Realized and Unrealized Gain (Loss)	(0.39)		3.40
Total from Investment Operations	(0.22)		3.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.74)
Net Asset Value, End of Period	$19.91		$20.13
Total Return++	(1.09	)%#	21.28	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12
Ratio of Expenses to Average Net Assets (1)	1.75	%+††*	1.75	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.66	%+††*	1.37	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§*
Portfolio Turnover Rate	19	%#	31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.98	%††*	1.93	%*
Net Investment Income to Average Net Assets	1.43	%††*	1.19	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek a combination of current income and long-term capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world (excluding the United States and Canada). The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$71,690	$—	$—	†	$71,690
Health Care	187	—	—		187
Industrial	6,490	—	—		6,490
Office	15,769	—	—		15,769
Residential	3,286	—	—		3,286
Retail	25,419	—	—		25,419
Self Storage	774	—	—		774
Total Common Stocks	123,615	—	—	†	123,615
Rights	—	—	—	†	—	†
Short-Term Investment — Investment Company	379	—	—		379
Total Assets	$123,994	$—	$—	†	$123,994

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $116,981,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Rights (000)
Beginning Balance	$—	†	$—
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—	†
Change in unrealized appreciation/depreciation	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation/depreciation from investment still held as of June 30, 2013	$—		$—

†  Includes one or more securities which are valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the average daily net assets of the Portfolio.

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.57% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.25% for Class P shares, 1.25% for Class H shares and 1.75% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $157,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $26,537,000 and

$42,814,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$50	$17,581	$17,252	$—	@	$379

@ Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred approximately $5,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,343	—	$9,425	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$1,718	$(1,718)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,754	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,518,000 and the aggregate gross unrealized depreciation is approximately $52,291,000 resulting in net unrealized depreciation of approximately $47,773,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available unused short-term capital losses of approximately $3,219,000 and long-term capital losses of approximately $172,043,000 that do not have an expiration date.

In addition, at December 31, 2012, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$98,798	December 31, 2016
217,627	December 31, 2017
66,872	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 77.8% for Class I shares.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIRESAN
704603 Exp 08/31/2014

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	23
U.S. Privacy Policy	34
Director and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Active International Allocation Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Active International Allocation Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$1,036.10	$1,020.43	$4.44	$4.41	0.88%
Active International Allocation Portfolio Class P	1,000.00	1,033.60	1,019.19	5.70	5.66	1.13
Active International Allocation Portfolio Class H	1,000.00	1,033.70	1,019.19	5.70	5.66	1.13
Active International Allocation Portfolio Class L	1,000.00	1,031.20	1,016.71	8.21	8.15	1.63

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (82.7%)
Australia (4.3%)
AGL Energy Ltd.	9,924	$131
ALS Ltd. (a)	5,808	51
Amcor Ltd.	21,186	197
AMP Ltd.	54,310	211
APA Group (a)	13,506	74
Asciano Ltd.	17,074	78
Aurizon Holding Ltd.	29,706	113
Australia & New Zealand Banking Group Ltd.	48,057	1,256
BHP Billiton Ltd.	57,735	1,656
Brambles Ltd.	27,666	236
Coca-Cola Amatil Ltd.	10,791	125
Cochlear Ltd.	994	56
Commonwealth Bank of Australia	26,967	1,706
Crown Ltd. (a)	7,124	79
CSL Ltd.	8,961	505
Echo Entertainment Group Ltd.	12,876	36
Fortescue Metals Group Ltd. (a)	20,871	58
Goodman Group REIT	33,095	148
Harvey Norman Holdings Ltd. (a)	12,522	29
Iluka Resources Ltd. (a)	7,794	71
Incitec Pivot Ltd.	27,767	73
Insurance Australia Group Ltd.	39,271	195
Leighton Holdings Ltd.	2,408	34
Lend Lease Group REIT	6,371	49
Macquarie Group Ltd.	5,427	208
National Australia Bank Ltd.	36,404	988
Orica Ltd.	6,186	117
Origin Energy Ltd.	19,437	224
QBE Insurance Group Ltd.	17,681	244
Rio Tinto Ltd. (a)	7,662	367
Santos Ltd.	16,726	192
Shopping Centres Australasia Property Group REIT (a)	5,067	7
Sonic Healthcare Ltd.	7,910	107
Stockland REIT	101,290	322
Suncorp Group Ltd.	21,848	238
TABCORP Holdings Ltd. (a)	12,450	35
Tatts Group Ltd.	23,935	69
Telstra Corp., Ltd.	71,186	311
Toll Holdings Ltd.	11,948	58
Transurban Group (a)	23,148	143
Wesfarmers Ltd.	17,215	624
Westfield Group REIT	45,399	475
Westfield Retail Trust REIT	77,001	218
Westpac Banking Corp.	48,976	1,294
Woodside Petroleum Ltd.	11,156	357
Woolworths Ltd.	20,811	625
WorleyParsons Ltd. (a)	3,910	70
		14,460
	Shares	Value (000)
Austria (0.4%)
Erste Group Bank AG	4,402	$117
OMV AG	8,210	371
Raiffeisen Bank International AG	1,056	31
Telekom Austria AG	36,835	233
Verbund AG, Class A (a)	8,195	156
Vienna Insurance Group AG Wiener Versicherung Gruppe	741	34
Voestalpine AG	13,331	471
		1,413
Belgium (1.1%)
Ageas	2,211	78
Anheuser-Busch InBev N.V.	20,634	1,837
Anheuser-Busch InBev N.V. VVPR (b)	20,526	—	@
Belgacom SA	7,938	178
Groupe Bruxelles Lambert SA	5,339	402
KBC Groep N.V.	2,718	101
Solvay SA, Class A	3,108	407
Telenet Group Holding N.V.	1,700	78
UCB SA	5,491	296
Umicore SA	6,682	278
		3,655
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@
Denmark (1.2%)
AP Moeller - Maersk A/S Series B	71	508
DSV A/S	10,568	258
Novo Nordisk A/S Series B	16,752	2,611
Novozymes A/S Series B	13,430	430
TDC A/S	4,148	33
		3,840
Finland (1.1%)
Elisa Oyj	1,363	27
Fortum Oyj	31,563	591
Kesko Oyj, Class B (a)	12,413	345
Kone Oyj, Class B (a)	5,663	450
Metso Oyj	5,821	198
Neste Oil Oyj (a)	6,642	97
Nokia Oyj (a)(b)	128,131	475
Sampo, Class A	18,254	711
Stora Enso Oyj, Class R	34,570	232
UPM-Kymmene Oyj (a)	32,164	315
Wartsila Oyj (a)	6,961	303
		3,744
France (6.5%)
Accor SA	3,425	121
Air Liquide SA (a)	4,640	573
Alstom SA (a)	6,938	227
AtoS	618	46
AXA SA	23,819	468
BNP Paribas SA	16,794	918
Bouygues SA (a)	9,174	234

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
France (cont'd)
Cap Gemini SA	2,656	$129
Carrefour SA	16,708	460
Casino Guichard Perrachon SA	1,980	185
CGG (b)	4,015	89
Christian Dior SA	1,059	171
Cie de St-Gobain	14,022	568
Cie Generale des Etablissements Michelin Series B (a)	6,117	547
CNP Assurances (a)	4,174	60
Credit Agricole SA (b)	17,749	153
Danone SA	14,570	1,094
Dassault Systemes SA	1,147	140
Edenred (a)	3,425	105
Electricite de France SA (a)	877	20
Essilor International SA	4,488	477
Eurazeo	676	36
European Aeronautic Defense and Space Co., N.V.	12,855	687
Fonciere Des Regions REIT	525	39
France Telecom SA	24,502	232
GDF Suez	12,281	240
Gecina SA REIT	422	47
ICADE REIT (a)	439	36
Imerys SA	580	36
Kering (a)	1,045	212
Klepierre REIT	1,808	71
L'Oreal SA	963	158
Lafarge SA	4,905	302
Lagardere SCA	3,077	86
Legrand SA	7,891	366
LVMH Moet Hennessy Louis Vuitton SA	4,211	682
Natixis	20,411	85
Pernod-Ricard SA	715	79
Publicis Groupe SA (a)	4,917	350
Remy Cointreau SA	664	70
Renault SA	4,705	317
Safran SA	7,807	408
Sanofi	36,023	3,733
Schneider Electric SA	16,893	1,225
SCOR SE (a)	3,769	116
SES SA	617	18
Societe BIC SA	576	58
Societe Generale SA	35,776	1,229
Sodexo	1,696	141
STMicroelectronics N.V.	11,597	104
Technip SA	2,570	261
Total SA (a)	38,281	1,869
Unibail-Rodamco SE REIT	1,824	425
Veolia Environnement SA (a)	8,485	97
Vinci SA	18,903	949
Vivendi SA	14,451	274
		21,823
	Shares	Value (000)
Germany (7.8%)
Adidas AG	3,628	$393
Allianz SE (Registered)	12,543	1,833
Axel Springer AG (a)	1,100	47
BASF SE	23,754	2,122
Bayer AG (Registered)	19,520	2,082
Bayerische Motoren Werke AG	10,100	883
Beiersdorf AG	2,082	182
Brenntag AG	1,528	232
Celesio AG	3,996	87
Commerzbank AG (b)	6,969	61
Continental AG	1,350	180
Daimler AG (Registered)	32,215	1,949
Deutsche Bank AG (Registered)	36,164	1,514
Deutsche Boerse AG	1,959	129
Deutsche Lufthansa AG (Registered) (b)	8,586	174
Deutsche Post AG (Registered)	29,511	733
Deutsche Telekom AG (Registered)	89,818	1,048
E.ON SE	94,755	1,555
Fraport AG Frankfurt Airport Services Worldwide (a)	1,035	63
Fresenius Medical Care AG & Co., KGaA	8,828	627
GEA Group AG	6,333	224
Hannover Rueckversicherung SE (Registered)	593	43
Henkel AG & Co., KGaA (Preference)	2,716	255
K&S AG (Registered)	592	22
Kabel Deutschland Holding AG	2,504	275
Lanxess AG	2,032	122
Linde AG	3,126	583
Merck KGaA	1,466	223
Metro AG (a)	10,587	335
Muenchener Rueckversicherungs AG (Registered)	5,874	1,081
Porsche Automobil Holding SE (Preference)	4,924	381
ProSiebenSat.1 Media AG	1,265	54
RWE AG	14,543	464
RWE AG (Preference) (a)	1,222	38
SAP AG	30,816	2,257
Siemens AG (Registered)	20,920	2,114
ThyssenKrupp AG (b)	8,391	165
United Internet AG (Registered)	3,208	91
Volkswagen AG	4,307	840
Volkswagen AG (Preference)	4,109	832
		26,293
Indonesia (0.0%)
Golden Agri-Resources Ltd. (a)	70,315	31
Ireland (0.1%)
CRH PLC	13,587	275
Elan Corp. PLC (b)	3,967	55
Kerry Group PLC, Class A	1,825	101
Ryanair Holdings PLC ADR	700	36
		467

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Italy (0.7%)
Fiat Industrial SpA	91,500	$1,020
Fiat SpA (b)	21,717	152
Intesa Sanpaolo SpA	283,229	454
Luxottica Group SpA	2,986	151
UniCredit SpA	119,546	560
Unione di Banche Italiane SCPA (a)	10,918	39
		2,376
Japan (21.3%)
Aeon Co., Ltd.	17,700	232
Aeon Mall Co., Ltd.	2,700	67
Ajinomoto Co., Inc.	22,000	323
Asahi Glass Co., Ltd. (a)	42,300	276
Asahi Group Holdings Ltd. (a)	11,900	295
Asahi Kasei Corp.	44,000	291
Astellas Pharma, Inc.	15,600	848
Bank of Yokohama Ltd. (The)	67,000	346
Benesse Holdings, Inc.	2,854	103
Bridgestone Corp. (a)	33,300	1,135
Canon, Inc. (a)	14,604	476
Central Japan Railway Co.	5,392	659
Chiba Bank Ltd. (The)	27,000	184
Chubu Electric Power Co., Inc. (a)	23,400	332
Chugai Pharmaceutical Co., Ltd.	7,600	158
Credit Saison Co., Ltd.	5,000	126
Dai Nippon Printing Co., Ltd.	19,100	175
Daiichi Sankyo Co., Ltd.	22,500	376
Daikin Industries Ltd.	6,200	251
Daito Trust Construction Co., Ltd.	2,556	241
Daiwa House Industry Co., Ltd.	15,600	291
Daiwa Securities Group, Inc.	91,000	764
Denso Corp.	23,850	1,122
East Japan Railway Co.	13,300	1,034
Eisai Co., Ltd.	7,200	294
FANUC Corp.	6,250	906
Fast Retailing Co., Ltd.	3,500	1,180
FUJIFILM Holdings Corp.	20,100	443
Fujitsu Ltd.	78,200	323
Fukuoka Financial Group, Inc.	40,000	170
Hankyu Hanshin Holdings, Inc.	32,000	182
Hirose Electric Co., Ltd.	1,400	185
Hisamitsu Pharmaceutical Co., Inc. (a)	2,100	107
Hitachi Ltd.	140,000	899
Honda Motor Co., Ltd.	56,613	2,103
Hoya Corp.	17,400	359
IHI Corp.	44,530	169
Inpex Corp.	23	96
ITOCHU Corp.	53,351	616
Japan Real Estate Investment Corp. REIT	15	167
Japan Retail Fund Investment Corp. REIT	50	104
Japan Tobacco, Inc.	28,500	1,007
JFE Holdings, Inc.	12,900	283
JGC Corp.	10,546	380
	Shares	Value (000)
Joyo Bank Ltd. (The)	47,000	$257
JSR Corp.	5,908	120
JX Holdings, Inc.	98,346	477
Kansai Electric Power Co., Inc. (The) (b)	33,600	460
Kao Corp.	16,100	548
Kawasaki Heavy Industries Ltd.	41,500	128
Keikyu Corp.	15,000	129
Keio Corp.	12,000	83
Keyence Corp.	1,557	497
Kintetsu Corp. (a)	61,750	271
Kirin Holdings Co., Ltd. (a)	25,000	392
Komatsu Ltd.	35,800	828
Konica Minolta, Inc.	20,030	151
Kubota Corp.	50,000	730
Kuraray Co., Ltd.	12,556	176
Kurita Water Industries Ltd.	1,400	30
Kyocera Corp.	6,900	703
Kyushu Electric Power Co., Inc. (b)	15,000	226
Lawson, Inc.	2,700	206
LIXIL Group Corp.	8,262	201
Marubeni Corp.	52,550	351
Mitsubishi Chemical Holdings Corp.	50,500	237
Mitsubishi Corp.	47,900	821
Mitsubishi Electric Corp.	65,352	612
Mitsubishi Estate Co., Ltd.	35,000	932
Mitsubishi Heavy Industries Ltd.	118,550	659
Mitsubishi Materials Corp.	78,000	274
Mitsubishi Tanabe Pharma Corp.	7,900	102
Mitsubishi UFJ Financial Group, Inc. (See Note G)	207,606	1,281
Mitsui & Co., Ltd.	58,300	732
Mitsui Fudosan Co., Ltd.	25,900	762
Mitsui OSK Lines Ltd. (b)	12,000	47
Mizuho Financial Group, Inc.	859,800	1,786
MS&AD Insurance Group Holdings	17,260	439
Murata Manufacturing Co., Ltd.	8,400	639
NEC Corp.	101,900	223
NGK Insulators Ltd.	14,660	182
NGK Spark Plug Co., Ltd.	9,059	181
Nidec Corp. (a)	3,804	265
Nikon Corp.	12,700	296
Nintendo Co., Ltd.	3,808	449
Nippon Building Fund, Inc. REIT (a)	18	208
Nippon Express Co., Ltd.	35,300	168
Nippon Steel Sumitomo Metal Corp.	240,108	649
Nippon Telegraph & Telephone Corp.	10,600	549
Nippon Yusen KK (a)	46,015	122
Nissan Motor Co., Ltd.	84,205	853
Nitto Denko Corp.	7,400	476
NKSJ Holdings, Inc.	10,600	253
Nomura Holdings, Inc.	105,750	779
NSK Ltd.	4,553	44
NTT Data Corp.	69	245

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
NTT DoCoMo, Inc.	149	$232
Obayashi Corp.	31,571	164
OJI Holdings Corp. (a)	12,000	48
Omron Corp.	10,104	301
Ono Pharmaceutical Co., Ltd.	2,700	183
Oriental Land Co., Ltd.	2,550	394
ORIX Corp.	26,560	363
Osaka Gas Co., Ltd.	85,600	362
Otsuka Holdings Co., Ltd.	8,100	267
Resona Holdings, Inc.	20,100	98
Rohm Co., Ltd.	6,605	266
Santen Pharmaceutical Co., Ltd.	2,700	116
Secom Co., Ltd.	7,485	408
Sekisui Chemical Co., Ltd.	21,072	224
Sekisui House Ltd.	42,646	617
Seven & I Holdings Co., Ltd.	20,400	746
Shimamura Co., Ltd.	300	36
Shimano, Inc. (a)	4,350	369
Shin-Etsu Chemical Co., Ltd.	13,793	915
Shionogi & Co., Ltd.	10,000	209
Shiseido Co., Ltd.	11,600	173
Shizuoka Bank Ltd. (The)	25,000	269
Showa Denko KK (a)	11,000	15
SMC Corp.	2,005	403
Softbank Corp.	37,500	2,189
Sony Corp. (a)	28,893	605
Sumitomo Chemical Co., Ltd.	49,600	156
Sumitomo Corp.	35,100	438
Sumitomo Electric Industries Ltd.	22,400	268
Sumitomo Metal Mining Co., Ltd.	42,300	472
Sumitomo Mitsui Financial Group, Inc.	42,400	1,945
Sumitomo Mitsui Trust Holdings, Inc.	233,167	1,089
Sumitomo Realty & Development Co., Ltd.	12,500	498
T&D Holdings, Inc.	19,800	266
Taiheiyo Cement Corp.	7,000	22
Taisei Corp.	44,000	159
Takeda Pharmaceutical Co., Ltd.	25,900	1,170
TDK Corp.	5,252	181
Teijin Ltd.	8,608	19
Terumo Corp.	8,150	406
THK Co., Ltd.	2,800	59
Tobu Railway Co., Ltd.	34,900	180
Tohoku Electric Power Co., Inc. (b)	22,000	275
Tokio Marine Holdings, Inc.	32,320	1,025
Tokyo Electron Ltd.	9,900	501
Tokyo Gas Co., Ltd.	97,600	539
Tokyu Corp.	40,400	264
Tokyu Land Corp.	18,000	165
Toppan Printing Co., Ltd.	19,600	136
Toray Industries, Inc.	42,100	273
Toshiba Corp.	122,026	587
Toyo Suisan Kaisha Ltd.	3,000	100
	Shares	Value (000)
Toyota Industries Corp.	3,950	$162
Toyota Motor Corp.	101,655	6,140
Trend Micro, Inc.	5,400	172
Unicharm Corp. (a)	8,700	492
West Japan Railway Co.	2,342	99
Yahoo! Japan Corp.	826	407
Yakult Honsha Co., Ltd. (a)	2,700	112
Yamada Denki Co., Ltd.	4,590	186
Yamato Holdings Co., Ltd.	10,935	231
		71,473
Malta (0.0%)
BGP Holdings PLC (b)(c)(d)	72,261	—
Mexico (0.3%)
Alfa SAB de CV	28,300	68
America Movil SAB de CV	220,000	239
Cemex SAB de CV (Units) (b)(e)	55,224	59
Coca-Cola Femsa SAB de CV	2,600	37
Fomento Economico Mexicano SAB de CV (Units) (e)	11,000	114
Grupo Financiero Banorte SAB de CV Series O	11,300	67
Grupo Financiero Inbursa SAB de CV	12,300	27
Grupo Mexico SAB de CV Series B	46,600	135
Grupo Televisa SAB	19,700	98
Industrias Penoles SAB de CV	875	26
Mexichem SAB de CV	7,000	29
Wal-Mart de Mexico SAB de CV Series V	36,800	103
		1,002
Netherlands (2.7%)
Aegon N.V.	52,345	350
Akzo Nobel N.V.	10,807	609
ArcelorMittal	13,584	152
ASML Holding N.V.	21,837	1,723
Corio N.V. REIT	1,714	68
Fugro N.V. CVA	1,709	93
Gemalto N.V.	1,626	147
Heineken N.V.	6,827	435
ING Groep N.V. CVA (b)	141,263	1,287
Koninklijke Ahold N.V.	26,319	392
Koninklijke Boskalis Westminster N.V.	858	31
Koninklijke DSM N.V.	4,233	276
Koninklijke KPN N.V.	63,825	133
Koninklijke Philips N.V.	17,573	479
Randstad Holding N.V.	1,084	45
Reed Elsevier N.V.	26,435	440
TNT Express N.V.	43,792	329
Unilever N.V. CVA	44,593	1,756
Wolters Kluwer N.V.	19,728	417
		9,162
Norway (0.7%)
Aker Solutions ASA	4,285	58
DnB ASA	26,267	380
Norsk Hydro ASA (a)	26,092	104
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Norway (cont'd)
Orkla ASA	18,579	$152
Statoil ASA	20,673	427
Subsea 7 SA (a)	4,052	71
Telenor ASA	30,858	612
Yara International ASA	8,796	351
		2,155
Poland (0.1%)
Jeronimo Martins SGPS SA	9,615	203
Portugal (0.2%)
Banco Espirito Santo SA (Registered) (b)	75,222	60
EDP - Energias de Portugal SA	112,964	364
Galp Energia SGPS SA	11,722	173
Portugal Telecom SGPS SA (Registered) (a)	26,140	102
		699
Singapore (1.1%)
Ascendas Real Estate Investment Trust REIT	31,000	54
CapitaLand Ltd.	51,000	124
CapitaMall Trust REIT	43,218	68
City Developments Ltd. (a)	11,203	95
ComfortDelGro Corp., Ltd.	32,627	47
DBS Group Holdings Ltd.	43,091	527
Genting Singapore PLC	144,000	150
Jardine Cycle & Carriage Ltd.	1,065	36
Keppel REIT (a)	5,840	6
Keppel Corp., Ltd.	31,200	256
Noble Group Ltd.	50,816	39
Oversea-Chinese Banking Corp., Ltd.	78,851	622
SembCorp Industries Ltd.	21,694	85
SembCorp Marine Ltd. (a)	19,400	66
Singapore Airlines Ltd.	14,286	114
Singapore Exchange Ltd.	12,071	67
Singapore Press Holdings Ltd. (a)	42,433	140
Singapore Technologies Engineering Ltd.	26,000	86
Singapore Telecommunications Ltd.	156,745	466
United Overseas Bank Ltd.	35,956	563
Wilmar International Ltd.	23,000	57
		3,668
South Africa (0.6%)
SABMiller PLC	44,429	2,130
Spain (0.9%)
Banco Bilbao Vizcaya Argentaria SA	128,671	1,079
Banco de Sabadell SA (a)	67,553	112
Banco Popular Espanol SA (b)	27,561	85
Banco Santander SA	236,950	1,512
CaixaBank	22,692	70
		2,858
Sweden (2.6%)
Assa Abloy AB, Class B	10,638	417
Electrolux AB, Class B	4,342	110
Elekta AB, Class B	13,406	204
Getinge AB, Class B (a)	12,330	375
	Shares	Value (000)
Hennes & Mauritz AB, Class B (a)	34,147	$1,122
Investor AB, Class B	23,046	620
Lundin Petroleum AB (b)	6,116	121
Nordea Bank AB	102,069	1,141
Scania AB, Class B	10,714	215
Securitas AB, Class B	5,812	51
Skanska AB, Class B	15,029	249
Svenska Cellulosa AB, Class B	24,913	625
Svenska Handelsbanken AB, Class A	23,819	956
Swedish Match AB	8,690	309
Tele2 AB, Class B	8,703	102
Telefonaktiebolaget LM Ericsson, Class B	101,527	1,150
TeliaSonera AB	77,083	503
Volvo AB, Class B	39,886	534
		8,804
Switzerland (9.7%)
ABB Ltd. (Registered) (b)	64,360	1,397
Adecco SA (Registered) (b)	187	11
Baloise Holding AG (Registered)	2,074	202
Banque Cantonale Vaudoise (Registered)	147	73
Cie Financiere Richemont SA	9,224	816
Credit Suisse Group AG (Registered) (b)	52,451	1,391
Geberit AG (Registered) (b)	1,370	340
Givaudan SA (Registered) (b)	250	323
Holcim Ltd. (Registered) (b)	7,698	537
Julius Baer Group Ltd. (b)	7,070	276
Logitech International SA (Registered) (b)	5,574	38
Lonza Group AG (Registered) (b)	1,381	104
Nestle SA (Registered)	119,287	7,824
Novartis AG (Registered)	75,648	5,374
Pargesa Holding SA	250	17
Roche Holding AG (Genusschein)	21,532	5,357
Schindler Holding AG	1,690	235
SGS SA (Registered)	18	39
Sonova Holding AG (Registered) (b)	1,344	142
Swatch Group AG (The)	592	324
Swiss Life Holding AG (Registered) (b)	913	148
Swiss Prime Site AG (Registered) (b)	1,500	110
Swiss Re AG (b)	14,687	1,093
Swisscom AG (Registered)	923	404
Syngenta AG (Registered)	5,443	2,130
UBS AG (Registered) (b)	148,125	2,522
Zurich Insurance Group AG (b)	4,302	1,116
		32,343
United Kingdom (19.3%)
3i Group PLC	18,149	93
Aberdeen Asset Management PLC	31,209	182
Admiral Group PLC	4,642	94
Aggreko PLC	52,729	1,317
AMEC PLC	10,297	157
Anglo American PLC	56,308	1,084
ARM Holdings PLC	73,050	883
AstraZeneca PLC	34,713	1,645

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Aviva PLC	65,059	$336
BAE Systems PLC	84,172	490
Barclays PLC	219,242	928
BG Group PLC	98,965	1,684
BHP Billiton PLC	43,030	1,101
BP PLC	343,525	2,379
British American Tobacco PLC	39,178	2,007
British Land Co., PLC REIT	26,302	227
British Sky Broadcasting Group PLC	67,687	815
BT Group PLC	282,372	1,328
Bunzl PLC	11,390	222
Burberry Group PLC	8,526	175
Capita PLC	5,768	85
Carnival PLC	7,113	248
Centrica PLC	115,539	633
Cobham PLC	4,989	20
Compass Group PLC	70,372	899
Croda International PLC	3,627	137
Diageo PLC	60,607	1,733
Experian PLC	23,052	401
G4S PLC	12,801	45
GKN PLC	35,734	164
GlaxoSmithKline PLC	129,645	3,250
Glencore Xstrata PLC	50,128	207
Hammerson PLC REIT	21,851	162
HSBC Holdings PLC	567,499	5,887
ICAP PLC	5,369	30
Imperial Tobacco Group PLC	16,169	561
InterContinental Hotels Group PLC	11,570	318
Intertek Group PLC	3,574	159
Intu Properties PLC REIT	16,011	76
Investec PLC	6,824	43
J Sainsbury PLC	37,416	202
Johnson Matthey PLC	5,078	203
Kingfisher PLC	33,270	174
Land Securities Group PLC REIT	23,454	315
Legal & General Group PLC	179,248	467
Lloyds Banking Group PLC (b)	321,400	309
Marks & Spencer Group PLC	46,134	302
Meggitt PLC	18,621	147
National Grid PLC	124,239	1,410
Next PLC	6,527	452
Old Mutual PLC	123,398	339
Pearson PLC	32,989	587
Petrofac Ltd.	8,074	147
Prudential PLC	56,772	928
Reckitt Benckiser Group PLC	19,740	1,395
Reed Elsevier PLC	42,736	486
Rexam PLC	19,455	141
Rio Tinto PLC	34,363	1,402
Rolls-Royce Holdings PLC (b)	42,212	728
Royal Bank of Scotland Group PLC (b)	56,480	235
	Shares	Value (000)
Royal Dutch Shell PLC, Class A	106,585	$3,404
Royal Dutch Shell PLC, Class B	80,565	2,666
RSA Insurance Group PLC	91,693	166
Sage Group PLC (The)	50,539	261
Schroders PLC	3,160	105
Segro PLC REIT	23,317	99
Serco Group PLC	5,688	53
Severn Trent PLC	18,134	459
Smith & Nephew PLC	80,875	904
Smiths Group PLC	7,567	150
SSE PLC	54,573	1,264
Standard Chartered PLC	71,798	1,558
Standard Life PLC	49,981	263
Tesco PLC	206,308	1,040
TUI Travel PLC	10,435	57
Tullow Oil PLC	408	6
Unilever PLC	24,566	995
United Utilities Group PLC	8,155	85
Vodafone Group PLC	1,763,946	5,040
Weir Group PLC (The)	4,629	151
Whitbread PLC	7,291	339
Wolseley PLC	6,132	283
WPP PLC	167,709	2,862
		64,784
Total Common Stocks (Cost $283,193)		277,383
	No. of Rights
Rights (0.0%)
France (0.0%)
Groupe Fnac (a)(b) (Cost $4)	1,045	3
	Shares
Short-Term Investments (18.7%)
Securities held as Collateral on Loaned Securities (3.6%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	9,742,025	9,742
	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $1,694; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $1,728)	$1,694	1,694
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $651; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $714)	651	651
		2,345
Total Securities held as Collateral on Loaned Securities (Cost $12,087)		12,087

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Investment Company (15.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $50,658)	50,657,941	$50,658
Total Short-Term Investments (Cost $62,745)		62,745
Total Investments (101.4%) (Cost $345,942) Including $13,024 of Securities Loaned (f)		340,131
Liabilities in Excess of Other Assets (-1.4%)		(4,847)
Net Assets (100.0%)		$335,284

(a)  All or a portion of this security was on loan at June 30, 2013.

(b)  Non-income producing security.

(c)  At June 30, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security has been deemed illiquid at June 30, 2013.

(e)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange and futures contracts.

@  Value is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

VVPR  Verminderde Voorheffing Précompte Réduit.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	USD	7,068	$7,068	7/18/13	AUD	7,482	$6,835	$(233)
Credit Suisse London Branch (GFX)	USD	23,907	23,907	7/18/13	EUR	17,849	23,234	(673)
Credit Suisse London Branch (GFX)	USD	429	429	7/18/13	GBP	275	418	(11)
Deutsche Bank AG London	CHF	928	982	7/18/13	USD	1,008	1,008	26
Deutsche Bank AG London	JPY	408,750	4,121	7/18/13	USD	4,276	4,276	155
Deutsche Bank AG London	USD	6,317	6,317	7/18/13	EUR	4,716	6,140	(177)
Deutsche Bank AG London	USD	2,157	2,157	7/18/13	GBP	1,382	2,102	(55)
Goldman Sachs International	EUR	724	942	7/18/13	USD	951	951	9
Goldman Sachs International	USD	1,212	1,212	7/18/13	EUR	905	1,178	(34)
Northern Trust Company	JPY	779,112	7,856	7/18/13	USD	7,962	7,962	106
Northern Trust Company	USD	14,886	14,886	7/18/13	JPY	1,422,756	14,346	(540)
Royal Bank of Scotland	AUD	5,396	4,930	7/18/13	USD	5,098	5,098	168
Royal Bank of Scotland	JPY	413,391	4,169	7/18/13	USD	4,325	4,325	156
State Street Bank and Trust Co.	GBP	4,207	6,399	7/18/13	USD	6,490	6,490	91
State Street Bank and Trust Co.	USD	2,173	2,173	7/18/13	EUR	1,622	2,112	(61)
State Street Bank and Trust Co.	USD	10,760	10,760	7/18/13	GBP	6,895	10,486	(274)
State Street Bank and Trust Co.	USD	750	750	7/18/13	HKD	5,816	750	— @
UBS AG	EUR	7,194	9,365	7/18/13	USD	9,636	9,636	271
UBS AG	JPY	211,024	2,128	7/18/13	USD	2,208	2,208	80
			$110,551				$109,555	$(996)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	33	$3,598	Sep-13	$8
CAC 40 Index (France)	168	8,167	Jul-13	(267)
DAX Index (Germany)	27	6,999	Sep-13	(96)
Euro Stoxx 50 (Germany)	120	4,058	Sep-13	9
FTSE 100 Index (United Kingdom)	102	9,559	Sep-13	(161)
FTSE MIB Index (Italy)	51	5,066	Sep-13	(256)
IBEX 35 Index (Spain)	78	7,786	Jul-13	(432)
NIKKEI 225 Index (United States)	50	3,453	Sep-13	164
TOPIX Index (Japan)	74	8,439	Sep-13	161
				$(870)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

@    Value is less than $500.

AUD  —  Australian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition†

Classification	Percentage of Total Investments
Other*	66.0%
Short-Term Investments	15.4
Commercial Banks	9.9
Pharmaceuticals	8.7
Total Investments	100.0	%**

†  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2013

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long futures contracts with an underlying face amount of approximately $57,125,000 with net unrealized depreciation of approximately $870,000. Also does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $996,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $283,247)	$278,450
Investments in Securities of Affiliated Issuers, at Value (Cost $62,695)	61,681
Total Investments in Securities, at Value (Cost $345,942)	340,131
Foreign Currency, at Value (Cost $5,045)	4,899
Cash	1,505
Receivable for Variation Margin	4,153
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,062
Dividends Receivable	650
Tax Reclaim Receivable	342
Receivable for Portfolio Shares Sold	10
Receivable for Investments Sold	5
Receivable from Affiliate	4
Other Assets	51
Total Assets	352,812
Liabilities:
Collateral on Securities Loaned, at Value	13,592
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	2,058
Payable for Advisory Fees	514
Payable for Investments Purchased	481
Payable for Portfolio Shares Redeemed	335
Payable for Reorganization Expense	174
Payable for Sub Transfer Agency Fees	165
Payable for Professional Fees	46
Payable for Custodian Fees	35
Payable for Distribution and Shareholder Services Fees — Class P	2
Payable for Distribution and Shareholder Services Fees — Class H	15
Payable for Distribution and Shareholder Services Fees — Class L	6
Payable for Administration Fees	23
Payable for Directors' Fees and Expenses	12
Payable for Transfer Agent Fees	4
Other Liabilities	66
Total Liabilities	17,528
Net Assets	$335,284
Net Assets Consist Of:
Paid-in-Capital	$391,425
Undistributed Net Investment Income	5,072
Accumulated Net Realized Loss	(53,364)
Unrealized Appreciation (Depreciation) on:
Investments	(4,797)
Investments in Affiliates	(1,014)
Futures Contracts	(870)
Foreign Currency Forward Exchange Contracts	(996)
Foreign Currency Translations	(172)
Net Assets	$335,284

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2013 (000)
CLASS I:
Net Assets	$243,185
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	20,155,512
Net Asset Value, Offering and Redemption Price Per Share	$12.07
CLASS P:
Net Assets	$8,884
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	722,930
Net Asset Value, Redemption Price Per Share	$12.29
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.68
Maximum Offering Price Per Share	$12.97
CLASS H:
Net Assets	$73,723
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	6,010,933
Net Asset Value, Redemption Price Per Share	$12.26
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$12.87
CLASS L:
Net Assets	$9,492
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	777,262
Net Asset Value, Offering and Redemption Price Per Share	$12.21
(1) Including: Securities on Loan, at Value:	$13,024

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $623 of Foreign Taxes Withheld)	$6,015
Income from Securities Loaned — Net	252
Dividends from Securities of Affiliated Issuers (Net of $1 of Foreign Taxes Withheld)	46
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	6,314
Expenses:
Advisory Fees (Note B)	1,145
Sub Transfer Agency Fees	151
Distribution and Shareholder Services Fees — Class P (Note D)	15
Distribution and Shareholder Services Fees — Class H (Note D)	96
Distribution and Shareholder Services Fees — Class L (Note D)	38
Administration Fees (Note C)	141
Custodian Fees (Note F)	95
Professional Fees	49
Shareholder Reporting Fees	46
Registration Fees	35
Transfer Agency Fees (Note E)	31
Pricing Fees	24
Directors' Fees and Expenses	2
Other Expenses	21
Total Expenses	1,889
Waiver of Advisory Fees (Note B)	(154)
Rebate from Morgan Stanley Affiliate (Note G)	(33)
Net Expenses	1,702
Net Investment Income	4,612
Realized Gain (Loss):
Investments Sold (Net of $72 Deferred Capital Gain Country Tax)	13,707
Investments in Affiliates	(217)
Foreign Currency Forward Exchange Contracts	3,164
Foreign Currency Transactions	(286)
Futures Contracts	2,560
Net Realized Gain	18,928
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $65)	(9,127)
Investments in Affiliates	414
Foreign Currency Forward Exchange Contracts	(1,370)
Foreign Currency Translations	(80)
Futures Contracts	(1,016)
Net Change in Unrealized Appreciation (Depreciation)	(11,179)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,749
Net Increase in Net Assets Resulting from Operations	$12,361

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,612	$6,342
Net Realized Gain	18,928	9,586
Net Change in Unrealized Appreciation (Depreciation)	(11,179)	35,076
Net Increase in Net Assets Resulting from Operations	12,361	51,004
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,450)
Class P:
Net Investment Income	—	(94)
Class H:
Net Investment Income	—	(996)
Class L:
Net Investment Income	—	(125)
Total Distributions	—	(4,665)
Capital Share Transactions:(1)
Class I:
Subscribed	9,529	12,992
Issued due to a tax-free reorganization	—	679
Distributions Reinvested	—	3,430
Redeemed	(26,636)	(108,108)
Class P:
Subscribed	6,837	777
Distributions Reinvested	—	94
Redeemed	(7,244)	(4,011)
Class H:
Subscribed	708	170 *
Issued due to a tax-free reorganization	—	75,514
Distributions Reinvested	—	964 *
Redeemed	(6,290)	(3,890)*
Class L:
Subscribed	45	10 *
Issued due to a tax-free reorganization	—	10,085
Distributions Reinvested	—	121 *
Redeemed	(1,143)	(484)*
Net Decrease in Net Assets Resulting from Capital Share Transactions	(24,194)	(11,657)
Redemption Fees	— @	— @
Total Increase (Decrease) in Net Assets	(11,833)	34,682
Net Assets:
Beginning of Period	347,117	312,435
End of Period (Including Undistributed Net Investment Income of $5,072 and $460)	$335,284	$347,117
(1) Capital Share Transactions:
Class I:
Shares Subscribed	741	1,201
Shares Issued due to tax-free reorganization	—	61
Shares Issued on Distributions Reinvested	—	300
Shares Redeemed	(2,181)	(9,967)
Net Decrease in Class I Shares Outstanding	(1,440)	(8,405)
Class P:
Shares Subscribed	553	72
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(554)	(368)
Net Decrease in Class P Shares Outstanding	(1)	(288)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Active International Allocation Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Class H:
Shares Subscribed	57	15	*
Shares Issued due to tax-free reorganization	—	6,700
Shares Issued on Distributions Reinvested	—	83	*
Shares Redeemed	(505)	(339	)*
Net Increase (Decrease) in Class H Shares Outstanding	(448)	6,459	*
Class L:
Shares Subscribed	4	1	*
Shares Issued due to tax-free reorganization	—	896
Shares Issued on Distributions Reinvested	—	10	*
Shares Redeemed	(92)	(42	)*
Net Increase (Decrease) in Class L Shares Outstanding	(88)	865	*

@  Amount is less than $500.

*  For the period June 15, 2012 through December 31, 2012.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$11.65		$10.07	$12.06		$11.30		$9.11		$15.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.23	0.27		0.20		0.21		0.35
Net Realized and Unrealized Gain (Loss)	0.26		1.51	(2.03)		0.81		2.26		(6.41)
Total from Investment Operations	0.42		1.74	(1.76)		1.01		2.47		(6.06)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)	(0.23)		(0.25)		(0.28)		(0.14)
Net Realized Gain	—		—	—		—		—		(0.61)
Total Distributions	—		(0.16)	(0.23)		(0.25)		(0.28)		(0.75)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.07		$11.65	$10.07		$12.06		$11.30		$9.11
Total Return++	3.61	%#	17.30%	(14.56)%		8.95%		27.26%		(39.25)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$243,185		$251,657	$302,048		$441,350		$532,584		$565,313
Ratio of Expenses to Average Net Assets (1)	0.88	%+††*	0.89%+	0.84	%+††^	0.79	%+††	0.79	%+	0.79%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.84	%+††^	0.79	%+††	0.79	%+	0.79%+
Ratio of Net Investment Income to Average Net Assets (1)	2.70	%+††*	2.12%+	2.33	%+††	1.82	%+††	2.23	%+	2.70%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01%	0.01	%††	0.01	%††	0.01%		0.01%
Portfolio Turnover Rate	20	%#	27%	26%		19%		33%		34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%††*	0.98%	0.95	%††	0.92	%+††	0.85	%+	0.82%+
Net Investment Income to Average Net Assets	2.59	%††*	2.03%	2.22	%††	1.69	%+††	2.17	%+	2.67%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2011, the maximum ratio was 0.80% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Active International Allocation Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$11.89		$10.27	$12.28		$11.50		$9.27		$16.20
Income from Investment Operations:
Net Investment Income†	0.15		0.20	0.25		0.18		0.18		0.29
Net Realized and Unrealized Gain (Loss)	0.25		1.55	(2.07)		0.81		2.31		(6.48)
Total from Investment Operations	0.40		1.75	(1.82)		0.99		2.49		(6.19)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.19)		(0.21)		(0.26)		(0.13)
Net Realized Gain	—		—	—		—		—		(0.61)
Total Distributions	—		(0.13)	(0.19)		(0.21)		(0.26)		(0.74)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.29		$11.89	$10.27		$12.28		$11.50		$9.27
Total Return++	3.36	%#	17.05%	(14.75)%		8.69%		26.99%		(39.41)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,884		$8,608	$10,387		$14,477		$16,479		$7,614
Ratio of Expenses to Average Net Assets (1)	1.13	%+††*	1.14%+	1.09	%+††^	1.04	%+††	1.04	%+	1.04%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.09	%+††^	1.04	%+††	1.04	%+	1.04%+
Ratio of Net Investment Income to Average Net Assets (1)	2.45	%+††*	1.80%+	2.08	%+††	1.57	%+††	1.80	%+	2.32%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01%	0.01	%††	0.01	%††	0.01%		0.01%
Portfolio Turnover Rate	20	%#	27%	26%		19%		33%		34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%††*	1.23%	1.20	%††	1.17	%+††	1.10	%+	1.07%+
Net Investment Income to Average Net Assets	2.34	%††*	1.71%	1.97	%††	1.44	%+††	1.74	%+	2.29%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class P shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class P shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Active International Allocation Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 14, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.86		$10.09
Income from Investment Operations:
Net Investment Income†	0.15		0.01
Net Realized and Unrealized Gain	0.25		1.91
Total from Investment Operations	0.40		1.92
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$12.26		$11.86
Total Return++	3.37	%#	19.10	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,723		$76,606
Ratio of Expenses to Average Net Assets (1)	1.13	%+††*	1.13	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.45	%+††*	0.16	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.02	%*
Portfolio Turnover Rate	20	%#	27	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%††*	1.29	%*
Net Investment Income to Average Net Assets	2.34	%††*	0.00	%§*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Active International Allocation Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 14, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.84		$10.09
Income from Investment Operations:
Net Investment Income (Loss)†	0.12		(0.02)
Net Realized and Unrealized Gain	0.25		1.91
Total from Investment Operations	0.37		1.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$12.21		$11.84
Total Return++	3.12	%#	18.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,492		$10,246
Ratio of Expenses to Average Net Assets (1)	1.63	%+††*	1.63	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.95	%+††*	(0.33	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.02	%*
Portfolio Turnover Rate	20	%#	27	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.74	%††*	1.79	%*
Net Investment Income (Loss) to Average Net Assets	1.84	%††*	(0.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Active International Allocation Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by Morgan Stanley Investment Management Inc. (the "Adviser"), in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

On October 29, 2012, the Portfolio acquired the net assets of Morgan Stanley International Fund ("International Fund"), an open-end investment company, based on the respective valuations as of the close of business on October 26, 2012, pursuant to a Plan of Reorganization approved by the shareholders of International Fund on September 27, 2012 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 61,343 Class I shares of the Portfolio at a net asset value of $11.07 per share for 59,586 Class I shares of International Fund; 896,450 Class L shares of the Portfolio at a net asset value of $11.25 for 912,498 Class C shares of International Fund; 6,700,425 Class H shares of the Portfolio at a net asset value of $11.27 for 6,353,440 Class A shares, 328,778 Class B shares, 7,150 Class R shares and 7,607 Class W shares of International Fund. The net assets of International Fund before the Reorganization were approximately $86,278,000, including unrealized appreciation of approximately $1,091,000 at October 26, 2012. The investment portfolio of International Fund, with a fair value of approximately $85,845,000 and identified cost of approximately $84,464,000 on October 26, 2012, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from International Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately

$289,363,000. Immediately after the merger, the net assets of the Portfolio were approximately $375,641,000.

Upon closing of the Reorganization, shareholders of International Fund received shares of the Portfolio as follows:

International Fund	Active International Allocation Portfolio
Class A	Class H
Class B	Class H
Class R	Class H
Class W	Class H
Class C	Class L
Class I	Class I

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the year ended December 31, 2012, are as follows:

Net investment income(1)	$11,123,000
Net gain realized and unrealized gain(2)	$44,689,000
Net increase in net assets resulting from operations	$55,812,000

(1) Approximately $6,342,000 as reported, plus approximately $2,780,000 International Fund premerger, plus approximately $2,001,000 of estimated pro-forma eliminated expenses.

(2) Approximately $44,662,000 as reported, plus approximately $27,000 International Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of International Fund that have been included in the Portfolio's Statement of Operations since December 31, 2012.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,566	$—		$—	$2,566
Air Freight & Logistics	1,351	—		—	1,351
Airlines	324	—		—	324
Auto Components	3,491	—		—	3,491
Automobiles	14,450	—		—	14,450
Beverages	7,247	—	@	—	7,247
Biotechnology	990	—		—	990
Building Products	2,053	—		—	2,053
Capital Markets	7,907	—		—	7,907
Chemicals	11,033	—		—	11,033
Commercial Banks	32,608	—		—	32,608
Commercial Services & Supplies	2,584	—		—	2,584
Communications Equipment	1,625	—		—	1,625
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Computers & Peripherals	$1,318	$—	$—		$1,318
Construction & Engineering	2,200	—	—		2,200
Construction Materials	1,231	—	—		1,231
Consumer Finance	126	—	—		126
Containers & Packaging	338	—	—		338
Distributors	36	—	—		36
Diversified Consumer Services	103	—	—		103
Diversified Financial Services	2,921	—	—	†	2,921
Diversified Telecommunication Services	6,433	—	—		6,433
Electric Utilities	3,688	—	—		3,688
Electrical Equipment	4,360	—	—		4,360
Electronic Equipment, Instruments & Components	4,207	—	—		4,207
Energy Equipment & Services	946	—	—		946
Food & Staples Retailing	5,698	—	—		5,698
Food Products	12,545	—	—		12,545
Gas Utilities	975	—	—		975
Health Care Equipment & Supplies	2,564	—	—		2,564
Health Care Providers & Services	821	—	—		821
Hotels, Restaurants & Leisure	2,886	—	—		2,886
Household Durables	1,556	—	—		1,556
Household Products	2,767	—	—		2,767
Industrial Conglomerates	3,152	—	—		3,152
Information Technology Services	420	—	—		420
Insurance	12,797	—	—		12,797
Internet Software & Services	498	—	—		498
Leisure Equipment & Products	665	—	—		665
Life Sciences Tools & Services	104	—	—		104
Machinery	7,534	—	—		7,534
Marine	677	—	—		677
Media	6,753	—	—		6,753
Metals & Mining	8,677	—	—		8,677
Multi-Utilities	4,568	—	—		4,568
Multi-line Retail	783	—	—		783
Office Electronics	627	—	—		627
Oil, Gas & Consumable Fuels	14,543	—	—		14,543
Paper & Forest Products	595	—	—		595
Personal Products	1,061	—	—		1,061

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Pharmaceuticals	$28,401	$—	$—		$28,401
Professional Services	791	—	—		791
Real Estate Investment Trusts (REITs)	3,342	—	—		3,342
Real Estate Management & Development	3,334	—	—		3,334
Road & Rail	3,565	—	—		3,565
Semiconductors & Semiconductor Equipment	3,477	—	—		3,477
Software	3,279	—	—		3,279
Specialty Retail	2,698	—	—		2,698
Textiles, Apparel & Luxury Goods	2,924	—	—		2,924
Tobacco	3,884	—	—		3,884
Trading Companies & Distributors	3,734	—	—		3,734
Transportation Infrastructure	206	—	—		206
Water Utilities	544	—	—		544
Wireless Telecommunication Services	7,802	—	—		7,802
Total Common Stocks	277,383	— @	—	†	277,383
Rights	3	—	—		3
Short-Term Investments
Investment Company	60,400	—	—		60,400
Repurchase Agreements	—	2,345	—		2,345
Total Short-Term Investments	60,400	2,345	—		62,745
Foreign Currency Forward Exchange Contracts	—	1,062	—		1,062
Futures Contracts	342	—	—		342
Total Assets	338,128	3,407	—	†	341,535
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,058)	—		(2,058)
Futures Contracts	(1,212)	—	—		(1,212)
Total Liabilities	(1,212)	(2,058)	—		(3,270)
Total	$336,916	$1,349	$—	†	$338,265

@  Value is less than $500

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $267,425,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of June 30, 2013, a security with a value of less than $500 transferred from Level 1 to Level 2. A security that was valued using an unadjusted quoted price at December 31, 2012 was valued using significant other inputs at June 30, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward	Unrealized Appreciation on Foreign Currency Forward
Exchange Contracts	Exchange Contracts	Currency Risk	$1,062
Futures Contracts	Variation Margin	Equity Risk	342	(a)
Total			$1,404

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(2,058)
Futures Contracts	Variation Margin	Equity Risk	(1,212	)(a)
Total			$(3,270)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$3,164
Equity Risk	Futures Contracts	2,560
	Total	$5,724
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,370)
Equity Risk	Futures Contracts	(1,016)
	Total	$(2,386)

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
Deutsche Bank AG London	$181		$—	$—	$181
Exchange Traded Futures	342	(a)	—	—	342	(a)
Goldman Sachs International	9		—	—	9
Northern Trust Company	106		—	—	106
Royal Bank of Scotland	324		—	—	324
State Street Bank and Trust Co.	91		—	—	91
UBS AG	351		—	—	351
Total	$1,404		$—	$—	$1,404
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than 0) (000)
Bank of New York Mellon	$233		$—	$—	$233
Credit Suisse London Branch (GFX)	684		—	—	684
Deutsche Bank AG London	232		—	—	232
Exchange Traded Futures	1,212	(a)	—	—	1,212	(a)
Goldman Sachs International	34		—	—	34
Northern Trust Company	540		—	—	540
State Street Bank and Trust Co.	335		—	—	335
Total	$3,270		$—	$—	$3,270

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$134,266,000
Futures Contracts:
Average monthly original value	$58,861,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$13,024	(a)	—	$13,024	(b)(c)	$0

(a) Represents market value of securities on loan at period end.

(b) The Portfolio received cash collateral of approximately $13,592,000, of which, approximately $12,087,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2013, there was uninvested cash collateral of approximately $1,505,000, which is not reflected in the Portfolio of Investments. In addition the Portfolio received non-cash collateral of approximately $218,000 in the form of U.S. government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.54% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.15% for Class P shares, 1.15% for Class H shares and 1.65% for Class L shares. The fee waivers and/or expense reimbursements will continue

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

for at least two years from the date of the reorganization or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $154,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan

Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $59,627,000 and $96,375,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $33,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$33,607	$102,780	$75,987	$27	$60,400

The Portfolio had transactions with Mitsubishi UFJ Financial Group, Inc. and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Mitsubishi UFJ Financial Group, Inc. during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Loss (000)	Dividend Income (000)	Value June 30, 2013 (000)
$1,436	—	$352	$(217)	$19	$1,281

During the six months ended June 30, 2013, the Portfolio incurred approximately $3,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,665	—	$6,935	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$671	$(14,858)	$14,187

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,377	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,168,000 and the aggregate gross unrealized depreciation is approximately $40,979,000 resulting in net unrealized depreciation of approximately $5,811,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration*
$10,445	December 31, 2016
54,994	December 31, 2017

*  Includes capital losses acquired from International Fund that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,392,000.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 22.9% and 10.4% for Class P and Class H shares, respectively.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
703060 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
U.S. Privacy Policy	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Multi-Asset Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Multi-Asset Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Portfolio Class I	$1,000.00	$1,127.20	$1,019.69	$5.43	$5.16	1.03%
Multi-Asset Portfolio Class P	1,000.00	1,125.40	1,018.45	6.75	6.41	1.28
Multi-Asset Portfolio Class H	1,000.00	1,126.50	1,018.45	6.75	6.41	1.28
Multi-Asset Portfolio Class L	1,000.00	1,122.80	1,015.97	9.37	8.90	1.78

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the period since the end of June 2012, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Multi-Asset Portfolio

	Shares	Value (000)
Common Stocks (8.2%)
France (2.8%)
Peugeot SA (a)	12,366	$102
Renault SA	10,332	695
		797
Greece (0.0%)
Autohellas SA (a)	127	—	@
Diagnostic & Therapeutic Center of Athens Hygeia SA (a)	72	—	@
Frigoglass SA (a)	330	2
Halcor SA (a)	582	1
J&P-Avax SA (a)	94	—	@
JUMBO SA (a)	37	1
Piraeus Port Authority	24	1
Terna Energy SA (a)	580	2
Thessaloniki Water Supply & Sewage Co., SA	29	—	@
Viohalco Hellenic Copper and Aluminum Industry SA (a)	42	—	@
		7
Italy (0.5%)
Intesa Sanpaolo SpA	43,732	70
UniCredit SpA	15,092	71
		141
United States (4.9%)
Aflac, Inc.	4,436	258
Lincoln National Corp.	2,599	95
MetLife, Inc.	10,437	478
Principal Financial Group, Inc.	2,624	98
Prudential Financial, Inc.	4,436	324
Torchmark Corp.	849	55
Unum Group	2,600	76
		1,384
Total Common Stocks (Cost $2,396)		2,329
Investment Companies (4.8%)
United Kingdom (4.6%)
ETFS Short Copper (a)	39,447	1,308
United States (0.2%)
SPDR S&P 500 ETF Trust	303	48
Total Investment Companies (Cost $1,162)		1,356
	Face Amount (000)
Commodity Linked Securities (3.7%)
United States
Deutsche Bank AG, S&P GSCI Gold Index — Total Return, Zero Coupon 03/08/14 - 03/19/14 (b) (Cost $956)	920,000	1,040
	Face Amount (000)		Value (000)
Fixed Income Security (10.0%)
Spain
Sovereign
Spain Government Bond, 3.75%, 10/31/15 (Cost $2,762)	EUR	2,120	$2,826
	Shares
Short-Term Investments (66.2%)
Investment Company (64.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $18,361)		18,360,780	18,361
	Face Amount (000)
U.S. Treasury Security (1.3%)
U.S. Treasury Bill (c) (Cost $362)		$362,000	362
Total Short-Term Investments (Cost $18,723)			18,723
Total Investments (92.9%) (Cost $25,999) (d)			26,274
Other Assets in Excess of Liabilities (7.1%)			1,996
Net Assets (100.0%)			$28,270

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Rate shown is the yield to maturity at June 30, 2013.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

SPDR  Standard & Poor's Depository Receipt.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CAD	2,642	$2,512	7/18/13	USD	2,586	$2,586	$74
Bank of America NA	RUB	66,948	2,032	7/18/13	USD	2,103	2,103	71
Bank of New York Mellon	AUD	1,440	1,315	7/18/13	USD	1,360	1,360	45
Deutsche Bank AG	AUD	5,866	5,359	7/18/13	USD	5,541	5,541	182
Deutsche Bank AG	SEK	667	100	7/18/13	USD	99	99	(1)
Deutsche Bank AG	USD	501	501	7/18/13	EUR	379	494	(7)
Deutsche Bank AG	USD	2,712	2,712	7/18/13	EUR	2,070	2,695	(17)
Deutsche Bank AG	USD	2,335	2,335	7/18/13	EUR	1,744	2,269	(66)
Deutsche Bank AG	USD	87	87	7/18/13	EUR	67	87	— @
Deutsche Bank AG	USD	346	346	7/18/13	EUR	266	346	— @
Deutsche Bank AG	USD	434	434	7/18/13	GBP	278	423	(11)
Goldman Sachs International	EUR	4,107	5,346	7/18/13	USD	5,501	5,501	155
Goldman Sachs International	JPY	4,246	43	7/18/13	USD	43	43	— @
Goldman Sachs International	USD	19	19	7/18/13	AUD	21	18	(1)
Goldman Sachs International	USD	1,303	1,303	7/18/13	EUR	993	1,292	(11)
Goldman Sachs International	USD	226	226	7/18/13	EUR	174	226	— @
Goldman Sachs International	USD	29	29	7/18/13	HKD	223	29	— @
Goldman Sachs International	USD	223	223	7/18/13	JPY	21,355	215	(8)
JPMorgan Chase Bank	EUR	2,907	3,784	7/18/13	USD	3,894	3,894	110
JPMorgan Chase Bank	USD	39	39	7/18/13	DKK	217	38	(1)
Royal Bank of Scotland	CLP	144,758	284	7/18/13	USD	284	284	— @
Royal Bank of Scotland	CLP	1,963,303	3,854	7/18/13	USD	3,965	3,965	111
State Street Bank and Trust Co.	AUD	478	437	7/18/13	USD	452	452	15
State Street Bank and Trust Co.	EUR	61	80	7/18/13	USD	82	82	2
State Street Bank and Trust Co.	USD	194	194	7/18/13	BRL	416	185	(9)
State Street Bank and Trust Co.	USD	440	440	7/18/13	CHF	405	429	(11)
State Street Bank and Trust Co.	USD	71	71	7/18/13	CHF	67	70	(1)
State Street Bank and Trust Co.	USD	134	134	7/18/13	EUR	102	133	(1)
State Street Bank and Trust Co.	USD	58	58	7/18/13	EUR	44	58	(— @)
State Street Bank and Trust Co.	USD	75	75	7/18/13	GBP	48	73	(2)
State Street Bank and Trust Co.	USD	103	103	7/18/13	GBP	67	102	(1)
State Street Bank and Trust Co.	USD	42	42	7/18/13	JPY	4,048	40	(2)
State Street Bank and Trust Co.	USD	55	55	7/18/13	JPY	5,333	54	(1)
State Street Bank and Trust Co.	USD	107	107	7/18/13	SEK	717	107	— @
State Street Bank and Trust Co.	USD	287	287	7/18/13	SEK	1,862	277	(10)
UBS AG	CAD	112	106	7/18/13	USD	109	109	3
UBS AG	CAD	172	163	7/18/13	USD	163	163	(— @)
UBS AG	USD	190	190	7/18/13	CHF	175	185	(5)
UBS AG	USD	2,069	2,069	7/18/13	EUR	1,545	2,011	(58)
UBS AG	USD	777	777	7/18/13	GBP	498	757	(20)
UBS AG	USD	257	257	7/18/13	HKD	1,993	257	— @
UBS AG	USD	367	367	7/18/13	JPY	35,122	354	(13)
UBS AG	USD	560	560	7/18/13	SEK	3,629	541	(19)
JPMorgan Chase Bank	CNY	13,204	2,143	8/12/13	USD	2,048	2,048	(95)
JPMorgan Chase Bank	USD	2,096	2,096	8/12/13	CNY	13,204	2,144	48
Bank of America NA	RUB	56,162	1,685	9/19/13	USD	1,765	1,765	80
UBS AG	USD	1,667	1,667	9/19/13	RUB	55,653	1,671	4
			$47,046				$47,575	$529

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	2	$218	Sep-13	$3
Australian 10 yr. Bond (Australia)	3	325	Sep-13	(10)
CAC 40 Index (France)	2	97	Jul-13	(3)
Euro BTP Italian Government Bond (Germany)	2	286	Sep-13	(9)
Euro OAT (Germany)	2	345	Sep-13	(7)
Euro Stoxx 50 Index (Germany)	73	2,469	Sep-13	(51)
FTSE 100 Index (United Kingdom)	7	656	Sep-13	(11)
FTSE MIB Index (Italy)	1	99	Sep-13	(4)
NIKKEI 225 Index (United States)	12	829	Sep-13	16
S&P 500 E MINI Index (United States)	123	9,836	Sep-13	(126)
TOPIX Index (Japan)	13	1,482	Sep-13	28
UK Long Gilt Bond (United Kingdom)	2	340	Sep-13	(16)
Short:
Copper High Grade Index (United States)	6	(459)	Sep-13	4
Euro FX Currency (United States)	12	(1,953)	Sep-13	31
German Euro Bund (Germany)	9	(1,658)	Sep-13	22
MSCI Emerging Market E-Mini (United States)	13	(607)	Sep-13	7
Russian Ruble (United States)	27	(2,028)	Sep-13	28
				$(98)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2013:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom European Stock Index	(8,450)	3-Month EUR-EURIBOR-minus 0.40%	Receive	6/2/14	$—
Barclays Bank	Barclays Custom Emerging Markets Basket	273	3-Month USD-LIBOR-minus 0.35%	Pay	2/6/14	17
Barclays Bank	Barclays Custom Emerging Markets Basket	127	3-Month USD-LIBOR-minus 0.60%	Pay	2/10/14	(10)
Barclays Bank	Barclays Custom Emerging Markets Basket	397	3-Month USD-LIBOR-minus 0.35%	Pay	2/10/14	25
Barclays Bank	Barclays Custom Miners Index	80	3-Month USD-LIBOR-minus 0.65%	Pay	2/13/14	15
Barclays Bank	Barclays Custom Miners Index	156	3-Month USD-LIBOR-minus 0.65%	Pay	2/13/14	(— @)
Barclays Bank	Barclays Custom Miners Index	799	3-Month USD-LIBOR-minus 0.65%	Pay	2/13/14	151
Barclays Bank	Barclays Custom Miners Index	197	3-Month USD-LIBOR-minus 0.65%	Pay	2/13/14	37
Barclays Bank	Barclays Custom China Real Estate Basket	4,247	3-Month HKD-HIBOR-minus 0.69%	Pay	2/19/14	66
Barclays Bank	Barclays Custom China Real Estate Basket	1,085	3-Month HKD-HIBOR-minus 0.69%	Pay	2/20/14	(12)
Barclays Bank	Barclays Custom China Real Estate Basket	866	3-Month HKD-HIBOR-minus 0.69%	Pay	2/20/14	13
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	1,830	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	125
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	260	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	(4)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	489	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	33

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	112	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	$8
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Household & Personal Products Index	212	3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	11
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Household & Personal Products Index	68	3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	3
JPMorgan Chase Bank	JPMorgan Chase Custom Machinery Index	104	3-Month USD-LIBOR-minus 0.30%	Pay	2/17/14	13
JPMorgan Chase Bank	JPMorgan Chase Custom Machinery Index	1,285	3-Month USD-LIBOR-minus 0.30%	Pay	2/17/14	167
JPMorgan Chase Bank	JPMorgan Chase Custom Machinery Index	1,150	3-Month USD-LIBOR-minus 0.30%	Pay	2/17/14	149
JPMorgan Chase Bank	JPMorgan Chase Custom Machinery Index	220	3-Month USD-LIBOR-minus 0.30%	Pay	2/17/14	29
JPMorgan Chase Bank	JPMorgan Chase Custom Machinery Index	347	3-Month USD-LIBOR-minus 0.30%	Pay	2/18/14	(1)
JPMorgan Chase Bank	MSCI China Banks Index	5,206	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	47
JPMorgan Chase Bank	MSCI China Banks Index	2,787	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	(27)
JPMorgan Chase Bank	MSCI China Banks Index	9,217	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	83
JPMorgan Chase Bank	MSCI China Banks Index	616	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	6
						$944

@  Value is Less than $500.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNY  —  Chinese Yuan Renminbi

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

RUB  —  Russian Ruble

SEK  —  Swedish Krona

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	71.3%
Sovereign	10.7
Other*	7.5
Insurance	5.3
Investment Companies	5.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $23,687,000 with net unrealized depreciation of approximately $98,000. Also, does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $529,000 and open swap agreements with net unrealized appreciation of approximately $944,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Multi-Asset Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $7,638)	$7,913
Investment in Security of Affiliated Issuer, at Value (Cost $18,361)	18,361
Total Investments in Securities, at Value (Cost $25,999)	26,274
Foreign Currency, at Value (Cost $10)	9
Receivable for Variation Margin	1,009
Unrealized Appreciation on Swap Agreements	998
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	900
Receivable for Swap Agreements Termination	470
Receivable for Investments Sold	306
Receivable for Portfolio Shares Sold	125
Interest Receivable	69
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Dividends Receivable	1
Due from Adviser	—	@
Other Assets	78
Total Assets	30,241
Liabilities:
Due to Broker	991
Payable for Swap Agreements Termination	482
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	371
Unrealized Depreciation on Swap Agreements	54
Payable for Offering Costs	30
Payable for Investments Purchased	22
Payable for Transfer Agent Fees	12
Payable for Professional Fees	6
Payable for Administration Fees	2
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	1
Total Liabilities	1,971
Net Assets	$28,270
Net Assets Consist of:
Paid-in-Capital	$24,549
Undistributed Net Investment Income	66
Accumulated Net Realized Gain	2,005
Unrealized Appreciation (Depreciation) on:
Investments	275
Futures Contracts	(98)
Swap Agreements	944
Foreign Currency Forward Exchange Contracts	529
Foreign Currency Translations	(—	@)
Net Assets	$28,270

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Multi-Asset Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2013 (000)
CLASS I:
Net Assets	$25,091
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,163,845
Net Asset Value, Offering and Redemption Price Per Share	$11.60
CLASS P:
Net Assets	$649
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	56,114
Net Asset Value, Redemption Price Per Share	$11.57
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$12.21
CLASS H:
Net Assets	$1,898
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	164,112
Net Asset Value, Redemption Price Per Share	$11.56
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$12.14
CLASS L:
Net Assets	$632
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	54,971
Net Asset Value, Offering and Redemption Price Per Share	$11.50

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Multi-Asset Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$89
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	49
Dividends from Security of Affiliated Issuer	7
Total Investment Income	145
Expenses:
Advisory Fees (Note B)	108
Offering Costs	58
Professional Fees	30
Custodian Fees (Note F)	15
Administration Fees (Note C)	10
Registration Fees	8
Shareholder Reporting Fees	5
Transfer Agency Fees (Note E)	5
Distribution and Shareholder Services Fees — Class P (Note D)	— @
Distribution and Shareholder Services Fees — Class H (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	2
Pricing Fees	1
Directors' Fees and Expenses	— @
Sub Transfer Agency Fees	— @
Other Expenses	4
Total Expenses	247
Waiver of Advisory Fees (Note B)	(104)
Rebate from Morgan Stanley Affiliate (Note G)	(9)
Net Expenses	134
Net Investment Income	11
Realized Gain (Loss):
Investments Sold	733
Investments in Affiliates	45
Futures Contracts	1,066
Swap Agreements	(469)
Foreign Currency Forward Exchange Contracts	499
Foreign Currency Transactions	(5)
Net Realized Gain	1,869
Change in Unrealized Appreciation (Depreciation):
Investments	(96)
Investments in Affiliates	(30)
Futures Contracts	(249)
Swap Agreements	1,091
Foreign Currency Forward Exchange Contracts	521
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	1,237
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,106
Net Increase in Net Assets Resulting from Operations	$3,117

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Multi-Asset Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Period from June 22, 2012^ to December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$11	$(34)
Net Realized Gain	1,869	535
Net Change in Unrealized Appreciation (Depreciation)	1,237	413
Net Increase in Net Assets Resulting from Operations	3,117	914
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(298)
Class P:
Net Realized Gain	—	(2)
Class H:
Net Realized Gain	—	(5)
Class L:
Net Realized Gain	—	(5)
Total Distributions	—	(310)
Capital Share Transactions:(1)
Class I:
Subscribed	3,564	19,830
Distributions Reinvested	—	77
Redeemed	(1,870)	(1)
Class P:
Subscribed	529	100
Class H:
Subscribed	1,084	665
Distributions Reinvested	—	4
Class L:
Subscribed	235	329
Distributions Reinvested	—	3
Net Increase in Net Assets Resulting from Capital Share Transactions	3,542	21,007
Total Increase in Net Assets	6,659	21,611
Net Assets:
Beginning of Period	21,611	—
End of Period (Including Undistributed Net Investment Income of $66 and $55)	$28,270	$21,611
(1) Capital Share Transactions:
Class I:
Shares Subscribed	338	1,982
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(164)	(— @@)
Net Increase in Class I Shares Outstanding	174	1,990
Class P:
Shares Subscribed	46	10
Class H:
Shares Subscribed	98	66
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class H Shares Outstanding	98	66
Class L:
Shares Subscribed	22	33
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class L Shares Outstanding	22	33

^  Commencement of Operations.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Multi-Asset Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 22, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$10.30		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.02)
Net Realized and Unrealized Gain	1.29		0.47
Total from Investment Operations	1.30		0.45
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.15)
Net Asset Value, End of Period	$11.60		$10.30
Total Return++	12.72	%#	4.53	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$25,091		$20,496
Ratio of Expenses to Average Net Assets (1)	1.03	%+*	1.01	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.11	%+*	(0.30	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.07	%*	0.09	%*
Portfolio Turnover Rate	220	%#	167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.92	%*	2.41	%*
Net Investment Loss to Average Net Assets	(0.78	)%*	(1.70	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Multi-Asset Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 22, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$10.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.03)
Net Realized and Unrealized Gain	1.29		0.47
Total from Investment Operations	1.28		0.44
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.15)
Net Asset Value, End of Period	$11.57		$10.29
Total Return++	12.54	%#	4.43	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$649		$103
Ratio of Expenses to Average Net Assets (1)	1.28	%+*	1.26	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.14	)%+*	(0.55	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.07	%*	0.09	%*
Portfolio Turnover Rate	220	%#	167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.17	%*	2.66	%*
Net Investment Loss to Average Net Assets	(1.03	)%*	(1.95	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Multi-Asset Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 22, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.03)
Net Realized and Unrealized Gain	1.29		0.46
Total from Investment Operations	1.28		0.43
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.15)
Net Asset Value, End of Period	$11.56		$10.28
Total Return++	12.65	%#	4.33	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,898		$675
Ratio of Expenses to Average Net Assets (1)	1.28	%+*	1.26	%+*
Ratio of Net Investment Loss to Average Net Assets(1)	(0.14	)%+*	(0.55	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.07	%*	0.09	%*
Portfolio Turnover Rate	220	%#	167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.17	%*	2.66	%*
Net Investment Loss to Average Net Assets	(1.03	)%*	(1.95	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Multi-Asset Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 22, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$10.26		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		(0.06)
Net Realized and Unrealized Gain	1.27		0.47
Total from Investment Operations	1.24		0.41
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.15)
Net Asset Value, End of Period	$11.50		$10.26
Total Return++	12.28	%#	4.13	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$632		$337
Ratio of Expenses to Average Net Assets (1)	1.78	%+*	1.76	%+*
Ratio of Net Investment Loss to Average Net Assets(1)	(0.64	)%+*	(1.05	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.07	%*	0.09	%*
Portfolio Turnover Rate	220	%#	167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.67	%*	3.16	%*
Net Investment Loss to Average Net Assets	(1.53	)%*	(2.45	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Multi-Asset Portfolio. The Portfolio seeks total return. The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve this objective with an emphasis on positive absolute return and controlling downside portfolio risk. To implement this approach. the Adviser will take long and short positions in a range of equity and equity related securities of any market capitalization, bonds, currencies and commodities. The Adviser may implement these positions either directly by purchasing securities or (specifically in the case of short positions) through the use of derivatives. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$797		$—	$—	$797
Commercial Banks	141		—	—	141
Construction & Engineering	—	@	—	—	—	@
Health Care Providers & Services	—	@	—	—	—	@
Independent Power Producers & Energy Traders	2		—	—	2
Insurance	1,384		—	—	1,384
Machinery	3		—	—	3
Metals & Mining	—	@	—	—	—	@
Road & Rail	—	@	—	—	—	@
Specialty Retail	1		—	—	1
Transportation Infrastructure	1		—	—	1
Water Utilities	—	@	—	—	—	@
Total Common Stocks	2,329		—	—	2,329

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Investment Companies	$1,356	$—	$—	$1,356
Commodity Linked Securities	—	1,040	—	1,040
Fixed Income Security — Sovereign	—	2,826	—	2,826
Short-Term Investments
Investment Company	18,361	—	—	18,361
U.S. Treasury Security	—	362	—	362
Total Short-Term Investments	18,361	362	—	18,723
Foreign Currency Forward Exchange Contracts	—	900	—	900
Futures Contracts	139	—	—	139
Total Return Swap Agreements	—	998	—	998
Total Assets	22,185	6,126	—	28,311
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(371)	—	(371)
Futures Contracts	(237)	—	—	(237)
Total Return Swap Agreements	—	(54)	—	(54)
Total Liabilities	(237)	(425)	—	(662)
Total	$21,948	$5,701	$—	$27,649

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: An over-the-counter ("OTC") swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Many swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain OTC swap agreements. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$900
Futures Contracts	Variation Margin	Equity Risk	54	(a)
Futures Contracts	Variation Margin	Interest Rate Risk	22	(a)
Futures Contracts	Variation Margin	Commodity Risk	4	(a)
Futures Contracts	Variation Margin	Currency Risk	59	(a)
Swap Agreements	Unrealized Appreciation on
	Swap Agreements	Equity Risk	998
Total			$2,037
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(371)
Futures Contracts	Variation Margin	Equity Risk	(195	)(a)
Futures Contracts	Variation Margin	Interest Rate Risk	(42	)(a)
Swap Agreements	Unrealized Depreciation on
	Swap Agreements	Equity Risk	(54)
Total			$(662)

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$499
Equity Risk	Futures Contracts	1,099
Interest Rate Risk	Futures Contracts	(98)
Commodity Risk	Futures Contracts	60
Currency Risk	Futures Contracts	5
Equity Risk	Swap Agreements	(469)
	Total	$1,096
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$521
Equity Risk	Futures Contracts	(316)
Interest Rate Risk	Futures Contracts	4
Commodity Risk	Futures Contracts	4
Currency Risk	Futures Contracts	59
Equity Risk	Swap Agreements	1,091
	Total	$1,363

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
Bank of America	$225		$—	$—	$225
Bank of New York Mellon	45		—	—	45
Barclays Bank	324		(22)	—	302
Deutsche Bank AG	182		—	—	182
Exchange Traded Futures	139	(a)	—	—	139	(a)
Goldmans Sachs	155		—	—	155
JPMorgan Chase Bank	832		(32)	—	800
Royal Bank of Scotland	111		—	—	111
State Street Bank and Trust Co.	17		—	—	17
UBS AG	7		—	—	7
Total	$2,037		$(54)	$—	$1,983
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Derivatives	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than 0) (000)
Counterparty
Barclays Bank	$22		$(22)	$—	$0
Deutsche Bank AG	102		—	—	102
Exchange Traded Futures	237	(a)	—	—	237	(a)
Goldmans Sachs	20		—	—	20
JPMorgan Chase Bank	128		(32)	—	96
State Street Bank and Trust Co.	38		—	—	38
UBS AG	115		—	—	115
Total	$662		$(54)	$—	$608

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$34,128,000
Futures Contracts:
Average monthly original value	$21,974,000
Swap Agreements:
Average monthly notional amount	$16,827,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.85%	0.80%	0.75%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.35% for Class P shares, 1.35% for Class H shares and 1.85% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $104,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

investments, were approximately $22,587,000 and $23,083,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$13,182	$28,435	$23,256	$7	$18,361

For the six months ended June 30, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2013 (000)
$395	—	$411	$45	—	—

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2012 was as follows:

2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)
$310	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap income reclass and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$89	$(89)	—

At December 31, 2012, the Portfolio had no distributable earnings on a tax basis.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $387,000 and the aggregate gross unrealized depreciation is approximately $112,000 resulting in net unrealized appreciation of approximately $275,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2012, the Portfolio deferred to January 1, 2013 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$45	—

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 23.5%, 82.2%, 13.1% and 38.8%, for Class I, Class P, Class H and Class L shares, respectively.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIMASAN
704616 Exp 08/31/2014

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Real Estate Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$1,013.30	$1,019.69	$5.14	$5.16	1.03%
Global Real Estate Portfolio Class P	1,000.00	1,011.30	1,018.45	6.38	6.41	1.28
Global Real Estate Portfolio Class H	1,000.00	1,011.30	1,018.45	6.38	6.41	1.28
Global Real Estate Portfolio Class L	1,000.00	1,009.40	1,015.97	8.87	8.90	1.78

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Australia (7.2%)
CFS Retail Property Trust Group REIT	1,267,752	$2,319
Commonwealth Property Office Fund REIT	3,490,913	3,512
Dexus Property Group REIT	10,446,349	10,223
Federation Centres Ltd. REIT	3,223,619	6,987
Goodman Group REIT	3,938,030	17,575
GPT Group REIT	3,943,930	13,851
Investa Office Fund REIT	1,148,438	3,056
Mirvac Group REIT	8,132,361	11,937
Stockland REIT	2,981,777	9,490
Westfield Group REIT	4,595,634	48,082
Westfield Retail Trust REIT	6,995,947	19,834
		146,866
Austria (0.1%)
Atrium European Real Estate Ltd.	554,474	2,887
Conwert Immobilien Invest SE (a)	25,534	252
		3,139
Belgium (0.0%)
Befimmo SCA Sicafi REIT	6,261	396
Cofinimmo REIT	4,944	541
		937
Brazil (0.6%)
BR Malls Participacoes SA	605,480	5,422
BR Properties SA	378,800	3,225
Iguatemi Empresa de Shopping Centers SA	301,200	2,967
		11,614
Canada (2.1%)
Boardwalk REIT	146,280	8,108
Brookfield Canada Office Properties REIT	168,482	4,180
Calloway REIT	127,620	3,120
Canadian Apartment Properties REIT	57,385	1,236
Crombie Real Estate Investment Trust REIT	191,710	2,497
Extendicare Inc/US	192,440	1,189
First Capital Realty, Inc.	167,700	2,846
RioCan REIT	826,870	19,868
		43,044
China (2.1%)
Agile Property Holdings Ltd. (b)	2,902,000	3,113
China Overseas Land & Investment Ltd. (b)	3,772,000	9,897
China Resources Land Ltd. (b)	4,291,000	11,729
Country Garden Holdings Co., Ltd. (b)	12,309,328	6,443
Guangzhou R&F Properties Co., Ltd. H Shares (b)	4,685,200	6,778
Shimao Property Holdings Ltd. (b)	2,403,500	4,772
		42,732
Finland (0.2%)
Citycon Oyj	46,047	143
Sponda Oyj	677,080	3,191
		3,334
	Shares	Value (000)
France (3.4%)
Altarea REIT	5,970	$971
Fonciere Des Regions REIT	50,480	3,787
Gecina SA REIT	41,203	4,558
ICADE REIT	62,346	5,148
Klepierre REIT	148,254	5,843
Mercialys SA REIT	295,419	5,697
Societe de la Tour Eiffel REIT	14,137	834
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	13,695	1,414
Unibail-Rodamco SE REIT	176,569	41,140
		69,392
Germany (0.8%)
Alstria Office AG REIT (a)	212,561	2,324
Deutsche Euroshop AG	65,594	2,611
Deutsche Wohnen AG	93,544	1,588
GSW Immobilien AG	34,999	1,354
LEG Immobilien AG (a)	127,333	6,630
Prime Office AG REIT	388,458	1,805
		16,312
Hong Kong (12.1%)
Hang Lung Properties Ltd.	2,690,000	9,382
Henderson Land Development Co., Ltd.	1,342,722	8,015
Hongkong Land Holdings Ltd.	4,975,000	34,178
Hysan Development Co., Ltd.	3,715,014	16,118
Kerry Properties Ltd.	3,925,720	15,387
Link REIT (The)	4,024,000	19,793
New World Development Co., Ltd.	9,049,914	12,532
Sino Land Co., Ltd.	7,070,116	9,954
Sun Hung Kai Properties Ltd.	6,535,180	84,343
Swire Properties Ltd.	3,397,400	10,053
Wharf Holdings Ltd.	3,422,763	28,773
		248,528
India (0.1%)
Religare Health Trust (Units) (c)	2,200,000	1,475
Italy (0.1%)
Beni Stabili SpA	4,853,862	2,996
Japan (14.2%)
Activia Properties, Inc. REIT	880	6,929
GLP J-REIT	5,264	5,148
Japan Real Estate Investment Corp. REIT	1,187	13,249
Japan Retail Fund Investment Corp. REIT	1,916	4,003
Mitsubishi Estate Co., Ltd.	3,197,000	85,131
Mitsui Fudosan Co., Ltd.	2,401,000	70,616
Nippon Accommodations Fund, Inc. REIT	187	1,224
Nippon Building Fund, Inc. REIT	1,271	14,712
Nippon Prologis, Inc. REIT	920	8,005
Nomura Real Estate Holdings, Inc.	70,500	1,559
Nomura Real Estate Master Fund, Inc. REIT	1,853	1,838
Nomura Real Estate Office Fund, Inc. REIT	181	794
NTT Urban Development Corp.	1,004	1,233

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Japan (cont'd)
Sumitomo Realty & Development Co., Ltd.	1,645,000	$65,598
Tokyo Tatemono Co., Ltd.	819,000	6,821
Tokyu Land Corp.	199,000	1,826
United Urban Investment Corp. REIT	2,115	2,860
		291,546
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	—
Netherlands (0.8%)
Corio N.V. REIT	208,128	8,280
Eurocommercial Properties N.V. CVA REIT	118,060	4,333
Vastned REIT	32,766	1,343
Wereldhave N.V. REIT	39,246	2,549
		16,505
Norway (0.1%)
Norwegian Property ASA	2,207,819	2,799
Singapore (3.3%)
Ascendas Real Estate Investment Trust REIT	1,574,000	2,769
CapitaCommercial Trust REIT	2,395,000	2,768
CapitaLand Ltd.	5,873,000	14,271
CapitaMall Trust REIT	3,682,000	5,795
CapitaMalls Asia Ltd.	3,881,000	5,588
City Developments Ltd.	625,000	5,276
Global Logistic Properties Ltd.	7,253,000	15,736
Keppel REIT	2,940,000	3,004
Keppel Land Ltd.	640,000	1,692
Mapletree Commercial Trust REIT	3,744,000	3,500
Mapletree Greater China Commercial Trust REIT (a)	564,000	421
Suntec REIT	3,435,000	4,269
UOL Group Ltd.	529,000	2,805
		67,894
Sweden (0.7%)
Atrium Ljungberg AB, Class B	202,002	2,560
Castellum AB	260,488	3,535
Hufvudstaden AB, Class A	636,147	7,608
		13,703
Switzerland (0.8%)
Mobimo Holding AG (Registered) (a)	6,323	1,287
PSP Swiss Property AG (Registered) (a)	139,968	12,121
Swiss Prime Site AG (Registered) (a)	52,480	3,859
		17,267
United Kingdom (5.5%)
Big Yellow Group PLC REIT	112,106	656
British Land Co., PLC REIT	2,206,327	19,010
Capital & Counties Properties PLC	542,866	2,700
Capital & Regional PLC (a)	4,722,126	2,370
Derwent London PLC REIT	178,199	6,234
Grainger PLC	1,016,083	2,235
Great Portland Estates PLC REIT	762,294	6,162
Hammerson PLC REIT	2,032,541	15,064
	Shares	Value (000)
Intu Properties PLC REIT	1,179,596	$5,608
Land Securities Group PLC REIT	1,669,435	22,446
Londonmetric Property PLC	986,452	1,556
LXB Retail Properties PLC (a)	3,749,232	6,601
Quintain Estates & Development PLC (a)	2,674,998	3,174
Safestore Holdings PLC	2,661,460	5,030
Segro PLC REIT	781,914	3,320
Shaftesbury PLC REIT	283,138	2,562
ST Modwen Properties PLC	789,483	3,243
Unite Group PLC	837,112	4,610
		112,581
United States (45.1%)
Acadia Realty Trust REIT	140,281	3,464
Alexandria Real Estate Equities, Inc. REIT	139,300	9,155
American Campus Communities, Inc. REIT	135,510	5,510
Ashford Hospitality Trust, Inc. REIT	318,640	3,648
AvalonBay Communities, Inc. REIT	447,480	60,370
Blackstone Mortgage Trust, Inc., Class A REIT	111,760	2,761
Boston Properties, Inc. REIT	385,545	40,663
Brookfield Office Properties, Inc.	611,046	10,192
Cabot Industrial Value Fund III, LP REIT (a)(d)(e)(f)	12,251	6,776
Camden Property Trust REIT	244,030	16,872
CBL & Associates Properties, Inc. REIT	92,170	1,974
Cole Real Estate Investment, Inc. REIT (a)	205,090	2,346
Cousins Properties, Inc. REIT	444,805	4,493
DCT Industrial Trust, Inc. REIT	1,431,310	10,234
DDR Corp. REIT	453,300	7,547
Digital Realty Trust, Inc. REIT	206,250	12,581
Duke Realty Corp. REIT	553,660	8,632
Equity Lifestyle Properties, Inc. REIT	170,837	13,426
Equity Residential REIT	1,547,041	89,821
Essex Property Trust, Inc. REIT	32,790	5,211
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	1,574
Federal Realty Investment Trust REIT	78,274	8,115
Forest City Enterprises, Inc., Class A (a)	1,295,592	23,204
General Growth Properties, Inc. REIT	1,792,837	35,624
HCP, Inc. REIT	993,932	45,164
Health Care, Inc. REIT	149,400	10,014
Healthcare Realty Trust, Inc. REIT	466,390	11,893
Host Hotels & Resorts, Inc. REIT	3,269,352	55,154
Hudson Pacific Properties, Inc. REIT	238,940	5,085
KTR Industrial Fund II, LP REIT (a)(d)(e)(f)	4,518,750	5,386
Lexington Realty Trust REIT	27,830	325
Macerich Co. (The) REIT	453,662	27,660
Mack-Cali Realty Corp. REIT	682,898	16,724
National Retail Properties, Inc. REIT	44,090	1,517
ProLogis, Inc. REIT	583,855	22,023
PS Business Parks, Inc. REIT	39,633	2,860
Public Storage REIT	301,925	46,294
Regency Centers Corp. REIT	766,401	38,941
Retail Opportunity Investments Corp. REIT	91,053	1,266
Senior Housing Properties Trust REIT	657,442	17,048

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Simon Property Group, Inc. REIT	795,094	$125,561
Sovran Self Storage, Inc. REIT	6,499	421
Starwood Hotels & Resorts Worldwide, Inc.	434,436	27,452
Taubman Centers, Inc. REIT	64,990	4,884
Terreno Realty Corp. REIT	49,270	913
Ventas, Inc. REIT	222,270	15,439
Vornado Realty Trust REIT	699,921	57,988
Winthrop Realty Trust REIT	31,100	374
		924,579
Total Common Stocks (Cost $1,922,943)		2,037,243
	No. of Rights
Rights (0.0%)
Hong Kong (0.0%)
New Hotel (a)(d) (Cost $—)	113,123	—
Total Rights (Cost $—)		—
Total Investments (99.3%) (Cost $1,922,943)		2,037,243
Other Assets in Excess of Liabilities (0.7%)		14,478
Net Assets (100.0%)		$2,051,721

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  At June 30, 2013, the Portfolio held fair valued securities valued at approximately $13,736,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security has been deemed illiquid at June 30, 2013.

(f)  Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/13 and has a current cost basis of approximately $6,087,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,564,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of $3,357,000. At June 30, 2013, these securities had an aggregate market value of approximately $13,736,000 representing 0.7% of net assets.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	35.5%
Retail	25.1
Other*	12.5
Residential	11.2
Office	10.7
Health Care	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,922,943)	$2,037,243
Receivable for Investments Sold	21,825
Receivable for Portfolio Shares Sold	8,952
Dividends Receivable	4,971
Tax Reclaim Receivable	102
Receivable from Affiliate	— @
Other Assets	51
Total Assets	2,073,144
Liabilities:
Bank Overdraft	9,848
Payable for Advisory Fees	4,726
Payable for Portfolio Shares Redeemed	3,217
Payable for Investments Purchased	2,755
Payable for Sub Transfer Agency Fees	489
Payable for Administration Fees	137
Payable for Custodian Fees	72
Payable for Distribution and Shareholder Services Fees — Class P	19
Payable for Distribution and Shareholder Services Fees — Class H	3
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Professional Fees	25
Payable for Transfer Agent Fees	5
Other Liabilities	122
Total Liabilities	21,423
Net Assets	$2,051,721
Net Assets Consist Of:
Paid-in-Capital	$2,030,114
Accumulated Net Investment Loss	(4,487)
Accumulated Net Realized Loss	(88,171)
Unrealized Appreciation (Depreciation) on:
Investments	114,300
Foreign Currency Translations	(35)
Net Assets	$2,051,721
CLASS I:
Net Assets	$1,950,832
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	197,141,864
Net Asset Value, Offering and Redemption Price Per Share	$9.90
CLASS P:
Net Assets	$81,091
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	8,246,891
Net Asset Value, Redemption Price Per Share	$9.83
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$10.37
CLASS H:
Net Assets	$12,562
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,280,163
Net Asset Value, Redemption Price Per Share	$9.81
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$10.30
CLASS L:
Net Assets	$7,236
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	747,712
Net Asset Value, Offering and Redemption Price Per Share	$9.68

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,564 of Foreign Taxes Withheld)	$35,260
Dividends from Security of Affiliated Issuer	5
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	35,265
Expenses:
Advisory Fees (Note B)	9,245
Administration Fees (Note C)	870
Sub Transfer Agency Fees	557
Distribution and Shareholder Services Fees — Class P (Note D)	184
Distribution and Shareholder Services Fees — Class H (Note D)	15
Distribution and Shareholder Services Fees — Class L (Note D)	28
Custodian Fees (Note F)	183
Transfer Agency Fees (Note E)	148
Shareholder Reporting Fees	89
Professional Fees	52
Registration Fees	40
Directors' Fees and Expenses	24
Pricing Fees	7
Other Expenses	26
Expenses Before Non Operating Expenses	11,468
Bank Overdraft Expense	6
Total Expenses	11,474
Rebate from Morgan Stanley Affiliate (Note G)	(22)
Net Expenses	11,452
Net Investment Income	23,813
Realized Gain (Loss):
Investments Sold	76,922
Foreign Currency Transactions	(244)
Net Realized Gain	76,678
Change in Unrealized Appreciation (Depreciation):
Investments	(77,074)
Foreign Currency Translations	(61)
Net Change in Unrealized Appreciation (Depreciation)	(77,135)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(457)
Net Increase in Net Assets Resulting from Operations	$23,356

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$23,813	$34,149
Net Realized Gain	76,678	59,686
Net Change in Unrealized Appreciation (Depreciation)	(77,135)	370,607
Net Increase in Net Assets Resulting from Operations	23,356	464,442
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(63,536)
Class P:
Net Investment Income	—	(5,488)
Class H:
Net Investment Income	—	(360)
Class L:
Net Investment Income	—	(191)
Total Distributions	—	(69,575)
Capital Share Transactions:(1)
Class I:
Subscribed	301,685	384,506
Distributions Reinvested	—	57,311
Redeemed	(251,611)	(257,050)
Class P:
Subscribed	14,773	51,311
Distributions Reinvested	—	5,339
Redeemed	(108,643)	(48,055)
Class H:
Subscribed	1,717	511
Distributions Reinvested	—	360
Redeemed	(603)	(1,041)
Class L:
Subscribed	661	284
Distributions Reinvested	—	167
Redeemed	(506)	(1,388)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(42,527)	192,255
Total Increase (Decrease) in Net Assets	(19,171)	587,122
Net Assets:
Beginning of Period	2,070,892	1,483,770
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(4,487) and $(28,300))	$2,051,721	$2,070,892
(1) Capital Share Transactions:
Class I:
Shares Subscribed	29,258	42,933
Shares Issued on Distributions Reinvested	—	6,001
Shares Redeemed	(24,648)	(28,625)
Net Increase in Class I Shares Outstanding	4,610	20,309
Class P:
Shares Subscribed	1,465	5,717
Shares Issued on Distributions Reinvested	—	561
Shares Redeemed	(10,852)	(5,487)
Net Increase (Decrease) in Class P Shares Outstanding	(9,387)	791
Class H:
Shares Subscribed	163	59
Shares Issued on Distributions Reinvested	—	38
Shares Redeemed	(61)	(118)
Net Increase (Decrease) in Class H Shares Outstanding	102	(21)
Class L:
Shares Subscribed	64	30
Shares Issued on Distributions Reinvested	—	18
Shares Redeemed	(51)	(154)
Net Increase (Decrease) in Class L Shares Outstanding	13	(106)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$9.77		$7.77		$8.78		$7.47		$5.49		$10.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.17		0.14		0.19		0.14		0.16
Net Realized and Unrealized Gain (Loss)	0.02		2.17		(0.99)		1.31		2.11		(4.67)
Total from Investment Operations	0.13		2.34		(0.85)		1.50		2.25		(4.51)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)		(0.16)		(0.19)		(0.27)		(0.02)
Net Realized Gain	—		—		—		—		—		(0.02)
Total Distributions	—		(0.34)		(0.16)		(0.19)		(0.27)		(0.04)
Redemption Fees	—		—		—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$9.90		$9.77		$7.77		$8.78		$7.47		$5.49
Total Return++	1.33	%#	30.19%		(9.67)%		20.22%		41.04%		(45.00)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,950,832		$1,880,999		$1,337,853		$1,215,881		$638,744		$473,459
Ratio of Expenses to Average Net Assets (1)	1.03	%+††*	1.02	%+††	1.04	%+††	1.01	%+††	1.01	%+	1.05%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.03	%+††*	N/A		N/A		1.01	%+††	1.01	%+	1.04%+
Ratio of Net Investment Income to Average Net Assets (1)	2.21	%+††*	2.42	%+††	2.12	%+††	2.43	%+††	2.31	%+	1.92%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00%§
Portfolio Turnover Rate	19	%#	29%		28%		18%		59%		40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.04%		N/A		N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		2.12%		N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Real Estate Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$9.72		$7.73		$8.74		$7.44		$5.47		$10.02
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.15		0.12		0.17		0.13		0.16
Net Realized and Unrealized Gain (Loss)	0.01		2.16		(0.98)		1.30		2.09		(4.68)
Total from Investment Operations	0.11		2.31		(0.86)		1.47		2.22		(4.52)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.15)		(0.17)		(0.25)		(0.01)
Net Realized Gain	—		—		—		—		—		(0.02)
Total Distributions	—		(0.32)		(0.15)		(0.17)		(0.25)		(0.03)
Redemption Fees	—		—		—		—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$9.83		$9.72		$7.73		$8.74		$7.44		$5.47
Total Return++	1.13	%#	29.93%		(9.91)%		19.90%		40.66%		(45.15)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$81,091		$171,413		$130,244		$67,812		$52,663		$44,555
Ratio of Expenses to Average Net Assets (1)	1.28	%+††*	1.27	%+††	1.29	%+††	1.26	%+††	1.26	%+	1.30	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.28	%+††*	N/A		N/A		1.26	%+††	1.26	%+	1.29	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.96	%+††*	2.17	%+††	1.87	%+††	2.18	%+††	2.08	%+	2.32	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	19	%#	29%		28%		18%		59%		40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.29%		N/A		N/A		1.32	%+
Net Investment Income to Average Net Assets	N/A		N/A		1.87%		N/A		N/A		2.30	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Real Estate Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,								Period from January 2, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$9.70		$7.72		$8.72		$7.43		$5.47		$9.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.15		0.12		0.18		0.13		0.11
Net Realized and Unrealized Gain (Loss)	0.01		2.15		(0.98)		1.29		2.08		(4.57)
Total from Investment Operations	0.11		2.30		(0.86)		1.47		2.21		(4.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.14)		(0.18)		(0.25)		—
Net Realized Gain	—		—		—		—		—		(0.02)
Total Distributions	—		(0.32)		(0.14)		(0.18)		(0.25)		(0.02)
Redemption Fees	—		—		—		—		0.00	‡	—
Net Asset Value, End of Period	$9.81		$9.70		$7.72		$8.72		$7.43		$5.47
Total Return++	1.13	%#	29.82%		(9.90)%		19.96%		40.59%		(44.88	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,562		$11,430		$9,255		$11,381		$607		$391
Ratio of Expenses to Average Net Assets (1)	1.28	%+††*	1.27	%+††	1.29	%+††	1.26	%+††	1.26	%+	1.70	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.28	%+††*	N/A		N/A		1.26	%+††	1.26	%+	1.29	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.96	%+††*	2.17	%+††	1.87	%+††	2.18	%+††	2.03	%+	1.42	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	19	%#	29%		28%		18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.29%		N/A		N/A		1.70	%+*
Net Investment Income to Average Net Assets	N/A		N/A		1.87%		N/A		N/A		1.42	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,								Period from June 16, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$9.59		$7.63		$8.62		$7.35		$5.43		$9.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.10		0.07		0.13		0.08		0.04
Net Realized and Unrealized Gain (Loss)	0.02		2.13		(0.96)		1.28		2.08		(4.05)
Total from Investment Operations	0.09		2.23		(0.89)		1.41		2.16		(4.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.10)		(0.14)		(0.24)		—
Net Realized Gain	—		—		—		—		—		(0.02)
Total Distributions	—		(0.27)		(0.10)		(0.14)		(0.24)		(0.02)
Redemption Fees	—		—		—		—		0.00	‡	—
Net Asset Value, End of Period	$9.68		$9.59		$7.63		$8.62		$7.35		$5.43
Total Return++	0.94	%#	29.26%		(10.33)%		19.26%		39.91%		(42.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,236		$7,050		$6,418		$5,043		$1,603		$261
Ratio of Expenses to Average Net Assets (1)	1.78	%+††*	1.77	%+††	1.79	%+††	1.76	%+††	1.76	%+	1.81	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.78	%+††*	N/A		N/A		1.76	%+††	1.76	%+	1.80	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.46	%+††*	1.67	%+††	1.37	%+††	1.68	%+††	1.23	%+	1.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	19	%#	29%		28%		18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.79%		N/A		N/A		1.84	%+*
Net Investment Income to Average Net Assets	N/A		N/A		1.37%		N/A		N/A		1.17	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors").

Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments,

interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$2,761	$—	$—		$2,761
Diversified	723,256	—	—	†	723,256
Health Care	102,221	—	—		102,221
Industrial	85,723	—	13,736		99,459
Lodging/Resorts	86,254	—	—		86,254
Mixed Industrial/Office	14,718	—	—		14,718
Office	217,045	—	—		217,045
Residential	228,833	—	—		228,833
Retail	510,295	—	—		510,295
Self Storage	52,401	—	—		52,401
Total Common Stocks	2,023,507	—	13,736	†	2,037,243
Rights	—	—	—	†	—
Total Assets	$2,023,507	$—	$13,736	†	$2,037,243

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $1,016,374,000 transferred from Level 2

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Rights (000)
Beginning Balance	$13,745	†	$—
Purchases	663		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate Actions	(1,353)		—	†
Change in unrealized appreciation/depreciation	681		—
Realized gains (losses)	—		—
Ending Balance	$13,736	†	$—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$681		$—

†  Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$13,736	Adjusted Capital Balance	Underlying Investment Financial Statements

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2013, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and KTR Industrial Fund II LP, the Portfolio has made a subscription commitment of $5,000,000 for which it will receive 5,000,000 shares of common stock. As of June 30, 2013, KTR Industrial Fund II LP has drawn down approximately $4,519,000 which represents 90.4% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2013, Cabot Industrial Value Fund III, LP has drawn down approximately $6,126,000 which represents 81.7% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $2.5 billion	Over $2.5 billion
0.85%	0.80%

For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.85% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.30% for Class P shares, 1.30% for Class H shares and 1.80% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $414,668,000 and $426,604,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$18,791	$223,163	$241,954	$5	—

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $44,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$69,575	—	$28,756	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$12,298	$(7,876)	$(4,422)

At December 31, 2012, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

$203,290,000 and the aggregate gross unrealized depreciation is approximately $88,990,000 resulting in net unrealized appreciation of approximately $114,300,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$84,258	December 31, 2017
41,571	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $46,294,000.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 13.3%, 67.7% and 42.2%, for Class I, Class P and Class H shares, respectively.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
703461 Exp 08/31/2014

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	17
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Equity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

International Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$1,051.60	$1,020.08	$4.83	$4.76	0.95%
International Equity Portfolio Class P	1,000.00	1,050.80	1,018.84	6.10	6.01	1.20
International Equity Portfolio Class H	1,000.00	1,050.20	1,018.84	6.10	6.01	1.20
International Equity Portfolio Class L	1,000.00	1,047.50	1,016.36	8.63	8.50	1.70

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher but close to its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (96.2%)
Australia (2.1%)
AMP Ltd.	2,709,556	$10,532
Orica Ltd. (a)	298,397	5,635
Santos Ltd.	4,786,301	54,848
WorleyParsons Ltd.	1,794,511	31,986
		103,001
Canada (1.1%)
Encana Corp. (a)	2,027,463	34,295
Turquoise Hill Resources Ltd. (a)(b)	3,165,469	18,782
		53,077
China (0.5%)
AIA Group Ltd. (c)	5,957,100	25,231
France (6.9%)
BNP Paribas SA	803,986	43,927
France Telecom SA	3,175,532	30,042
Legrand SA	434,917	20,176
Sanofi (a)	1,798,055	186,346
Vallourec SA (a)	1,170,255	59,217
		339,708
Germany (6.0%)
BASF SE	571,818	51,082
Bayer AG (Registered)	1,075,501	114,696
Continental AG	117,011	15,627
Henkel AG & Co., KGaA (Preference)	25,782	2,424
SAP AG	1,539,248	112,720
		296,549
Ireland (1.1%)
CRH PLC	2,600,340	52,633
Italy (1.1%)
Eni SpA	2,529,834	51,963
Japan (19.8%)
Asatsu-DK, Inc. (a)	454,285	10,581
Astellas Pharma, Inc.	524,200	28,488
Hitachi Ltd.	5,986,000	38,446
Hoya Corp.	1,080,700	22,327
Inpex Corp.	16,770	70,002
Keyence Corp.	176,010	56,168
Kyocera Corp.	716,100	72,924
Lawson, Inc.	595,300	45,437
Mitsubishi Electric Corp.	5,822,000	54,534
Mitsubishi Estate Co., Ltd.	2,571,000	68,461
MS&AD Insurance Group Holdings	1,180,100	30,008
NGK Spark Plug Co., Ltd.	1,765,000	35,343
Nitto Denko Corp.	247,000	15,889
NKSJ Holdings, Inc.	371,200	8,851
NTT DoCoMo, Inc.	34,189	53,121
Sekisui House Ltd.	4,728,000	68,360
Sumco Corp.	1,585,000	17,435
Sumitomo Mitsui Financial Group, Inc.	1,953,851	89,635
	Shares	Value (000)
Sumitomo Mitsui Trust Holdings, Inc.	20,009,999	$93,412
Toyota Motor Corp.	1,516,700	91,601
		971,023
Netherlands (5.8%)
Akzo Nobel N.V.	583,534	32,900
ArcelorMittal	1,001,272	11,174
ASML Holding N.V. (a)	213,985	16,885
Unilever N.V. CVA	5,656,267	222,752
		283,711
Singapore (0.1%)
Singapore Telecommunications Ltd.	2,611,000	7,766
Switzerland (15.8%)
Holcim Ltd. (Registered) (b)	665,011	46,362
Nestle SA (Registered)	3,545,807	232,558
Novartis AG (Registered) (a)	2,443,687	173,597
Roche Holding AG (Genusschein)	579,099	144,077
Swisscom AG (Registered)	69,888	30,603
UBS AG (Registered) (b)	4,676,237	79,608
Zurich Insurance Group AG (b)	258,741	67,113
		773,918
United Kingdom (35.1%)
Admiral Group PLC	2,879,351	58,114
Aggreko PLC (a)	1,673,975	41,806
BG Group PLC	4,965,403	84,471
BHP Billiton PLC	1,490,252	38,124
BP PLC	5,062,773	35,055
British American Tobacco PLC	4,278,716	219,147
Bunzl PLC	733,581	14,281
Diageo PLC	4,162,204	119,013
Glencore Xstrata PLC	5,334,492	22,081
HSBC Holdings PLC	10,952,237	113,606
Imperial Tobacco Group PLC	3,729,828	129,342
Legal & General Group PLC	7,934,610	20,685
Lloyds Banking Group PLC (b)	27,725,520	26,634
Prudential PLC	6,730,318	110,042
Reckitt Benckiser Group PLC	3,103,975	219,432
Resolution Ltd.	15,395,038	66,733
Rio Tinto PLC	1,174,342	47,921
Smiths Group PLC	2,943,369	58,555
SSE PLC	3,929,324	91,019
Standard Chartered PLC	2,009,381	43,612
Travis Perkins PLC	940,351	20,824
Vodafone Group PLC	35,517,319	101,477
Weir Group PLC (The)	546,151	17,868
WM Morrison Supermarkets PLC	5,676,614	22,603
		1,722,445
United States (0.8%)
Dr. Pepper Snapple Group, Inc. (a)	905,224	41,577
Total Common Stocks (Cost $4,179,537)		4,722,602

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investments (5.3%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	80,526,744	$80,527
	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (0.15%, dated 6/28/13, due 7/1/13; proceeds $6,405; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 12/1/26 - 5/1/38; valued at $6,533)	$6,405	6,405
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $3,558; fully collateralized by Common Stocks; a Convertible Preferred Stock; and Exchange Traded Funds; valued at $3,898)	3,558	3,558
		9,963
Total Securities held as Collateral on Loaned Securities (Cost $90,490)		90,490
	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $171,036)	171,036,485	171,036
Total Short-Term Investments (Cost $261,526)		261,526
Total Investments (101.5%) (Cost $4,441,063) Including $97,135 of Securities Loaned (d)		4,984,128
Liabilities in Excess of Other Assets (-1.5%)		(75,121)
Net Assets (100.0%)		$4,909,007

(a)  All or a portion of this security was on loan at June 30, 2013.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

CVA  Certificaten Van Aandelen.
Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank London	JPY	4,350,000	$43,861	7/9/13	USD	45,789	$45,789	$1,928
Westpac Banking Corporation	JPY	25,120,000	253,283	7/9/13	USD	252,442	252,442	(841)
			$297,144				$298,231	$1,087

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.1%
Pharmaceuticals	13.2
Food Products	9.3
Commercial Banks	8.4
Insurance	8.1
Tobacco	7.1
Oil, Gas & Consumable Fuels	6.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,087,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $4,189,500)	$4,732,565
Investment in Security of Affiliated Issuer, at Value (Cost $251,563)	251,563
Total Investments in Securities, at Value (Cost $4,441,063)	4,984,128
Foreign Currency, at Value (Cost $4,668)	4,627
Cash	11,486
Receivable for Investments Sold	44,744
Tax Reclaim Receivable	11,793
Receivable for Portfolio Shares Sold	6,095
Dividends Receivable	5,715
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,928
Receivable from Affiliate	1
Other Assets	180
Total Assets	5,070,697
Liabilities:
Collateral on Securities Loaned, at Value	101,976
Payable for Investments Purchased	42,022
Payable for Advisory Fees	9,351
Payable for Portfolio Shares Redeemed	4,738
Payable for Sub Transfer Agency Fees	1,556
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	841
Payable for Administration Fees	326
Payable for Distribution and Shareholder Services Fees — Class P	244
Payable for Distribution and Shareholder Services Fees — Class H	16
Payable for Distribution and Shareholder Services Fees — Class L	7
Payable for Reorganization Expense	248
Payable for Directors' Fees and Expenses	140
Payable for Custodian Fees	103
Payable for Professional Fees	31
Payable for Transfer Agent Fees	1
Other Liabilities	90
Total Liabilities	161,690
Net Assets	$4,909,007
Net Assets Consist Of:
Paid-in-Capital	$4,486,467
Accumulated Net Investment Income	76,589
Accumulated Net Realized Loss	(198,081)
Unrealized Appreciation (Depreciation) on:
Investments	543,065
Foreign Currency Forward Exchange Contracts	1,087
Foreign Currency Translations	(120)
Net Assets	$4,909,007

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2013 (000)
CLASS I:
Net Assets	$3,636,217
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	240,923,152
Net Asset Value, Offering and Redemption Price Per Share	$15.09
CLASS P:
Net Assets	$1,195,386
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	80,232,302
Net Asset Value, Redemption Price Per Share	$14.90
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.83
Maximum Offering Price Per Share	$15.73
CLASS H:
Net Assets	$65,835
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	4,432,410
Net Asset Value, Redemption Price Per Share	$14.85
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.74
Maximum Offering Price Per Share	$15.59
CLASS L:
Net Assets	$11,569
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	781,996
Net Asset Value, Offering and Redemption Price Per Share	$14.79
(1) Including: Securities on Loan, at Value:	$97,135

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7,396 of Foreign Taxes Withheld)	$99,470
Income from Securities Loaned — Net	1,522
Dividends from Security of Affiliated Issuer	6
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	100,999
Expenses:
Advisory Fees (Note B)	19,809
Sub Transfer Agency Fees	2,036
Administration Fees (Note C)	1,981
Distribution and Shareholder Services Fees — Class P (Note D)	1,394
Distribution and Shareholder Services Fees — Class H (Note D)	85
Distribution and Shareholder Services Fees — Class L (Note D)	45
Custodian Fees (Note F)	332
Registration Fees	75
Transfer Agency Fees (Note E)	71
Directors' Fees and Expenses	51
Professional Fees	49
Shareholder Reporting Fees	47
Pricing Fees	4
Other Expenses	51
Total Expenses	26,030
Waiver of Advisory Fees (Note B)	(983)
Rebate from Morgan Stanley Affiliate (Note G)	(86)
Net Expenses	24,961
Net Investment Income	76,038
Realized Gain (Loss):
Investments Sold	143,635
Foreign Currency Transactions	(1,657)
Net Realized Gain	141,978
Change in Unrealized Appreciation (Depreciation):
Investments	31,190
Foreign Currency Forward Exchange Contracts	1,087
Foreign Currency Translations	(431)
Net Change in Unrealized Appreciation (Depreciation)	31,846
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	173,824
Net Increase in Net Assets Resulting from Operations	$249,862

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$76,038	$95,327
Net Realized Gain	141,978	131,511
Net Change in Unrealized Appreciation (Depreciation)	31,846	540,703
Net Increase in Net Assets Resulting from Operations	249,862	767,541
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(74,837)
Class P:
Net Investment Income	—	(18,728)
Class H:
Net Investment Income	—	(1,424)
Class L:
Net Investment Income	—	(237)
Total Distributions	—	(95,226)
Capital Share Transactions:(1)
Class I:
Subscribed	194,705	557,092
Issued due to a tax-free reorganization	—	83,759
Distributions Reinvested	—	70,787
Redeemed	(385,833)	(556,786)
Class P:
Subscribed	149,365	54,947
Distributions Reinvested	—	18,719
Redeemed	(16,711)	(129,416)
Class H:
Subscribed	973	317	*
Issued due to a tax-free reorganization	—	69,743	*
Distributions Reinvested	—	1,383	*
Redeemed	(8,041)	(4,231	)*
Class L:
Subscribed	495	11	*
Issued due to a tax-free reorganization	—	12,208	*
Distributions Reinvested	—	228	*
Redeemed	(1,489)	(851	)*
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(66,536)	177,910
Redemption Fees	10	41
Total Increase in Net Assets	183,336	850,266
Net Assets:
Beginning of Period	4,725,671	3,875,405
End of Period (Including Accumulated Net Investment Income and Undistributed Net Investment Income of $76,589 and $551)	$4,909,007	$4,725,671

*  For the period June 14, 2012 to December 31, 2012.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	12,941	41,652
Shares Issued due to tax-free reorganization	—	6,026
Shares Issued on Distributions Reinvested	—	4,964
Shares Redeemed	(25,048)	(41,281)
Net Increase (Decrease) in Class I Shares Outstanding	(12,107)	11,361
Class P:
Shares Subscribed	9,941	4,319
Shares Issued on Distributions Reinvested	—	1,328
Shares Redeemed	(1,121)	(9,887)
Net Increase (Decrease) in Class P Shares Outstanding	8,820	(4,240)
Class H:
Shares Subscribed	64	24	*
Shares Issued due to tax-free reorganization	—	5,091	*
Shares Issued on Distributions Reinvested	—	98	*
Shares Redeemed	(541)	(303	)*
Net Increase (Decrease) in Class H Shares Outstanding	(477)	4,910	*
Class L:
Shares Subscribed	33	1	*
Shares Issued due to tax-free reorganization	—	892	*
Shares Issued on Distributions Reinvested	—	17	*
Shares Redeemed	(100)	(61	)*
Net Increase (Decrease) in Class L Shares Outstanding	(67)	849	*

*  For the period June 14, 2012 to December 31, 2012.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$14.35		$12.25	$13.61		$13.02		$11.01		$18.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.31	0.32		0.26		0.27		0.44
Net Realized and Unrealized Gain (Loss)	0.50		2.09	(1.37)		0.53		2.10		(6.76)
Total from Investment Operations	0.74		2.40	(1.05)		0.79		2.37		(6.32)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.31)		(0.20)		(0.36)		(0.41)
Net Realized Gain	—		—	—		—		—		(1.18)
Total Distributions	—		(0.30)	(0.31)		(0.20)		(0.36)		(1.59)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$15.09		$14.35	$12.25		$13.61		$13.02		$11.01
Total Return++	5.16	%#	19.60%	(7.63)%		6.08%		21.56%		(33.12)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,636,217		$3,631,307	$2,959,403		$3,372,029		$3,148,980		$2,606,704
Ratio of Expenses to Average Net Assets (1)	0.95	%+††*	0.95%+	0.95	%+††	0.95	%+††	0.94	%+	0.95%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.95	%+††	0.95	%+††	0.94	%+	0.95%+
Ratio of Net Investment Income to Average Net Assets (1)	3.13	%+††*	2.31%+	2.36	%+††	2.05	%+††	2.35	%+	2.73%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%††§	0.01%		0.00%§
Portfolio Turnover Rate	12	%#	23%	34%		40%		38%		34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%††*	0.97%	0.98	%††	0.98	%+††	0.95	%+	N/A
Net Investment Income to Average Net Assets	3.09	%††*	2.29%	2.33	%††	2.02	%+††	2.34	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Equity Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$14.18		$12.11	$13.45		$12.87		$10.90		$18.73
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.27	0.28		0.23		0.23		0.38
Net Realized and Unrealized Gain (Loss)	0.51		2.07	(1.34)		0.51		2.07		(6.66)
Total from Investment Operations	0.72		2.34	(1.06)		0.74		2.30		(6.28)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)	(0.28)		(0.16)		(0.33)		(0.37)
Net Realized Gain	—		—	—		—		—		(1.18)
Total Distributions	—		(0.27)	(0.28)		(0.16)		(0.33)		(1.55)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$14.90		$14.18	$12.11		$13.45		$12.87		$10.90
Total Return++	5.08	%#	19.31%	(7.83)%		5.78%		21.18%		(33.21)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,195,386		$1,012,956	$916,002		$928,966		$1,131,919		$687,196
Ratio of Expenses to Average Net Assets (1)	1.20	%+††*	1.20%+	1.20	%+††	1.20	%+††	1.19	%+	1.20%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.20	%+††	1.20	%+††	1.19	%+	1.20%+
Ratio of Net Investment Income to Average Net Assets (1)	2.88	%+††*	2.06%+	2.11	%+††	1.80	%+††	2.02	%+	2.43%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%††§	0.01%		0.00%§
Portfolio Turnover Rate	12	%#	23%	34%		40%		38%		34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%††*	1.22%	1.23	%††	1.23	%+††	1.20	%+	N/A
Net Investment Income to Average Net Assets	2.84	%††*	2.04%	2.08	%††	1.77	%+††	2.01	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Equity Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 14, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$14.14		$12.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.21		(0.03)
Net Realized and Unrealized Gain	0.50		2.10
Total from Investment Operations	0.71		2.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$14.85		$14.14
Total Return++	5.02	%#	16.79	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$65,835		$69,426
Ratio of Expenses to Average Net Assets (1)	1.20	%+††*	1.20	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.88	%+††*	(0.41	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%*§
Portfolio Turnover Rate	12	%#	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%††*	1.20	%*
Net Investment Income (Loss) to Average Net Assets	2.84	%††*	(0.41	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

International Equity Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from June 14, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$14.12		$12.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.18		(0.07)
Net Realized and Unrealized Gain	0.49		2.11
Total from Investment Operations	0.67		2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$14.79		$14.12
Total Return++	4.75	%#	16.53	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,569		$11,982
Ratio of Expenses to Average Net Assets (1)	1.70	%+††*	1.70	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.38	%+††*	(0.91	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%*§
Portfolio Turnover Rate	12	%#	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.74	%††*	1.70	%*
Net Investment Income (Loss) to Average Net Assets	2.34	%††*	(0.91	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

On October 29, 2012, the Portfolio acquired the net assets of Morgan Stanley International Value Equity Fund ("International Value Equity Fund"), an open-end investment company, based on the respective valuations as of the close of business on October 26, 2012, pursuant to a Plan of Reorganization approved by the shareholders of International Value Equity Fund on September 27, 2012 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 6,025,829 Class I shares of the Portfolio at a net asset value of $13.90 per share for 9,923,493 Class I shares of International Value Equity Fund; 892,369 Class L shares of the Portfolio at a net asset value of $13.68 for 1,447,727 Class C shares of International Value Equity Fund; 5,090,716 Class H shares of the Portfolio at a net asset value of $13.70 for 3,872,198 Class A shares, 4,451,390 Class B shares and 10,479 Class W shares of International Value Equity Fund. The net assets of International Value Equity Fund before the Reorganization were approximately $165,710,000, including unrealized appreciation of approximately $880,000 at October 26, 2012. The investment portfolio of International Value Equity Fund, with a fair value of approximately $165,884,000 and identified cost of approximately $164,992,000 on October 26, 2012, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from International Value Equity Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $4,317,571,000. Immediately after the merger, the net assets of the Portfolio were approximately $4,483,281,000.

Upon closing of the Reorganization, shareholders of International Value Equity Fund received shares of the Portfolio as follows:

International Value Equity Fund	International Equity Portfolio
Class A	Class H
Class B	Class H
Class W	Class H
Class C	Class L
Class I	Class I

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the year ended December 31, 2012, are as follows:

Net investment income(1)	$96,989,000
Net gain realized and unrealized gain (loss)(2)	$672,948,000
Net increase (decrease) in net assets resulting from operations	$769,937,000

(1) Approximately $95,327,000 as reported, plus approximately $872,000 International Value Equity Fund premerger, plus approximately $790,000 of estimated pro-forma eliminated expenses.

(2) Approximately $672,214,000 as reported, plus approximately $734,000 International Value Equity Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of International Value Equity Fund that have been included in the Portfolio's Statement of Operations since December 31, 2012.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$50,970	$—	$—	$50,970
Automobiles	91,601	—	—	91,601
Beverages	160,590	—	—	160,590
Capital Markets	79,608	—	—	79,608
Chemicals	105,506	—	—	105,506
Commercial Banks	410,826	—	—	410,826
Commercial Services & Supplies	41,806	—	—	41,806
Construction Materials	98,995	—	—	98,995
Diversified Telecommunication Services	68,411	—	—	68,411
Electric Utilities	91,019	—	—	91,019
Electrical Equipment	74,710	—	—	74,710
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$189,865	$—	$—	$189,865
Energy Equipment & Services	31,986	—	—	31,986
Food & Staples Retailing	68,040	—	—	68,040
Food Products	455,310	—	—	455,310
Household Durables	68,360	—	—	68,360
Household Products	221,856	—	—	221,856
Industrial Conglomerates	58,555	—	—	58,555
Insurance	397,309	—	—	397,309
Machinery	77,085	—	—	77,085
Media	10,581	—	—	10,581
Metals & Mining	138,082	—	—	138,082
Oil, Gas & Consumable Fuels	330,634	—	—	330,634
Pharmaceuticals	647,204	—	—	647,204
Real Estate Management & Development	68,461	—	—	68,461
Semiconductors & Semiconductor Equipment	34,320	—	—	34,320
Software	112,720	—	—	112,720
Tobacco	348,489	—	—	348,489
Trading Companies & Distributors	35,105	—	—	35,105
Wireless Telecommunication Services	154,598	—	—	154,598
Total Common Stocks	4,722,602	—	—	4,722,602
Short-Term Investments
Investment Company	251,563	—	—	251,563
Repurchase Agreements	—	9,963	—	9,963
Total Short-Term Investments	251,563	9,963	—	261,526
Foreign Currency Forward Exchange Contract	—	1,928	—	1,928
Total Assets	4,974,165	11,891	—	4,986,056
Liabilities:
Foreign Currency Forward Exchange Contract	—	(841)	—	(841)
Total	$4,974,165	$11,050	$—	$4,985,215

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $4,562,696,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,928
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(841)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,087

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
State Street Bank London	$1,928	—	—	$1,928
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than 0) (000)
Westpac Banking Corp.	$841	—	—	$841

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$49,705,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$97,135	(a)	—	$(97,135	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $101,976,000, of which, approximately $90,490,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2013, there was uninvested cash collateral of approximately $11,486,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $333,000 in the form of U.S. government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $10 billion	Over $10 billion
0.80%	0.75%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.76% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.20% for Class P shares, 1.20% for Class H shares and 1.70% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of Reorganization or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $983,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $583,049,000 and $569,426,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $86,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$206,193	$515,853	$470,483	$6	$251,563

During the six months ended June 30, 2013, the Portfolio incurred approximately $51,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$95,226	—	$94,031	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses)

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(217)	$(24,872)	$25,089

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,556	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $796,785,000 and the aggregate gross unrealized depreciation is approximately $253,720,000 resulting in net unrealized appreciation of approximately $543,065,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration*
$9,909	December 31, 2015
288,388	December 31, 2016
13,223	December 31, 2017

* Includes capital losses acquired from International Value Equity Fund that may be subject to limitation under IRC section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $115,400,000.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 41.0% and 97.4%, for Class I and Class P shares, respectively.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
703251 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
U.S. Privacy Policy	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$944.10	$1,018.65	$5.98	$6.21	1.24%
Emerging Markets Portfolio Class P	1,000.00	943.10	1,017.41	7.18	7.45	1.49
Emerging Markets Portfolio Class H	1,000.00	943.40	1,017.41	7.18	7.45	1.49
Emerging Markets Portfolio Class L	1,000.00	941.00	1,014.93	9.58	9.94	1.99

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Austria (0.6%)
Vienna Insurance Group AG Wiener Versicherung Gruppe	161,017	$7,479
Brazil (7.2%)
Banco Bradesco SA (Preference)	1,011,820	13,060
BRF SA	1,052,352	22,850
CCR SA	1,065,500	8,452
Cia de Bebidas das Americas (Preference) ADR	373,600	13,954
PDG Realty SA Empreendimentos e Participacoes (a)	2,279,400	2,155
Petroleo Brasileiro SA	269,137	1,786
Petroleo Brasileiro SA (Preference)	1,238,172	8,978
Petroleo Brasileiro SA ADR	331,400	4,447
Raia Drogasil SA	485,500	4,711
Ultrapar Participacoes SA	318,600	7,585
		87,978
Chile (1.8%)
Empresa Nacional de Electricidad SA	3,071,975	4,517
SACI Falabella	945,169	10,232
Sociedad Quimica y Minera de Chile SA ADR	166,900	6,743
		21,492
China (11.1%)
Bank of China Ltd. H Shares (b)	48,732,000	20,043
Beijing Enterprises Holdings Ltd. (b)	567,000	4,083
Belle International Holdings Ltd. (b)	1,625,000	2,233
China Construction Bank Corp. H Shares (b)	16,938,250	11,989
China Mengniu Dairy Co., Ltd. (b)	2,100,000	7,513
China Mobile Ltd. (b)	1,313,000	13,712
China Oilfield Services Ltd. H Shares (b)	3,238,000	6,337
China Overseas Grand Oceans Group Ltd. (b)(c)	1,622,000	2,070
China Overseas Land & Investment Ltd. (b)(c)	2,066,000	5,421
China Pacific Insurance Group Co., Ltd. H Shares (b)	3,805,600	12,144
China Petroleum & Chemical Corp. H Shares (b)(c)	6,434,600	4,530
China Shenhua Energy Co., Ltd. H Shares (b)	180,000	460
Chongqing Changan Automobile Co., Ltd. B Shares	1,065,302	1,264
Qihoo 360 Technology Co., Ltd. ADR (a)(c)	131,311	6,063
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	1,466,900	2,750
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	2,818,000	1,853
Sino Biopharmaceutical (b)(c)	7,074,000	4,588
Tencent Holdings Ltd. (b)(c)	432,000	16,943
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	872,000	6,240
Uni-President China Holdings Ltd. (b)(c)	4,553,000	4,626
		134,862
Colombia (1.0%)
Cemex Latam Holdings SA (a)	613,912	4,089
Grupo de Inversiones Suramericana SA	183,200	3,565
Grupo de Inversiones Suramericana SA (Preference)	203,700	4,022
		11,676
	Shares	Value (000)
Hong Kong (1.0%)
Samsonite International SA	4,833,000	$11,640
Hungary (0.8%)
Richter Gedeon Nyrt	67,029	10,043
India (8.3%)
ACC Ltd.	285,261	5,869
Asian Paints Ltd.	81,700	6,374
Glenmark Pharmaceuticals Ltd.	831,340	7,670
HCL Technologies Ltd.	426,712	5,572
HDFC Bank Ltd.	1,139,043	12,833
Idea Cellular Ltd. (a)	2,411,500	5,742
IndusInd Bank Ltd.	1,044,362	8,215
ING Vysya Bank Ltd.	367,126	3,820
ITC Ltd.	2,023,677	11,046
Larsen & Toubro Ltd.	204,620	4,848
Reliance Industries Ltd.	296,008	4,297
Sun Pharmaceutical Industries Ltd.	429,665	7,314
Tata Consultancy Services Ltd.	367,953	9,400
Tata Steel Ltd.	491,992	2,266
Zee Entertainment Enterprises Ltd.	1,598,587	6,350
		101,616
Indonesia (5.1%)
Adaro Energy Tbk PT	31,003,500	2,686
Bank Rakyat Indonesia Persero Tbk PT	6,958,500	5,434
Bank Tabungan Negara Persero Tbk PT	40,425,954	4,684
Gudang Garam Tbk PT	1,553,000	7,917
Harum Energy Tbk PT	8,385,000	2,556
Indosat Tbk PT	17,517,000	9,266
Kalbe Farma Tbk PT	52,748,000	7,653
Lippo Karawaci Tbk PT	61,353,500	9,396
Matahari Department Store Tbk PT (a)	6,084,000	7,111
Semen Indonesia Persero Tbk PT	3,407,000	5,870
		62,573
Korea, Republic of (13.7%)
Cheil Industries, Inc.	51,584	4,047
Cheil Worldwide, Inc. (a)	115,785	2,494
Cosmax, Inc.	49,729	1,990
Coway Co., Ltd.	141,959	6,936
GS Retail Co., Ltd.	118,290	3,035
Hotel Shilla Co., Ltd.	78,337	4,184
Hyundai Engineering & Construction Co., Ltd.	180,356	8,828
Hyundai Glovis Co., Ltd.	34,148	5,786
Hyundai Motor Co.	94,456	18,651
KT Corp.	57,750	1,810
LG Display Co., Ltd. (a)	98,550	2,369
LG Household & Health Care Ltd.	10,586	5,172
LG Uplus Corp. (a)	457,250	4,785
NCSoft Corp.	37,730	5,352
Nexon Co., Ltd.	875,400	9,656
Orion Corp.	3,670	3,062
Paradise Co., Ltd.	109,434	2,218
Samsung Electronics Co., Ltd.	45,136	53,039

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
Samsung Electronics Co., Ltd. (Preference)	13,050	$10,101
Samsung Fire & Marine Insurance Co., Ltd.	10,173	2,076
Shinhan Financial Group Co., Ltd.	147,392	4,853
SK C&C Co., Ltd.	32,328	2,825
SK Telecom Co., Ltd.	18,774	3,452
		166,721
Malaysia (3.4%)
Astro Malaysia Holdings Bhd	7,159,000	6,866
CIMB Group Holdings Bhd	4,366,700	11,444
Gamuda Bhd	5,680,000	8,521
IHH Healthcare Bhd (a)	4,796,000	5,996
IJM Corp., Bhd	4,879,800	8,726
		41,553
Mexico (5.7%)
Alfa SAB de CV	4,172,900	10,035
Cemex SAB de CV ADR (a)(c)	1,186,000	12,548
Fomento Economico Mexicano SAB de CV ADR	122,500	12,641
Grupo Financiero Banorte SAB de CV Series O	708,443	4,232
Grupo Financiero Santander Mexico SAB de CV ADR (a)	813,000	11,553
Mexichem SAB de CV	1,570,644	6,513
Wal-Mart de Mexico SAB de CV Series V	4,084,000	11,447
		68,969
Panama (0.7%)
Copa Holdings SA, Class A	62,100	8,142
Peru (1.1%)
Credicorp Ltd.	107,615	13,770
Philippines (4.9%)
BDO Unibank, Inc.	5,885,060	11,579
Bloomberry Resorts Corp. (a)	16,131,300	3,361
DMCI Holdings, Inc.	6,671,230	7,968
International Container Terminal Services, Inc.	3,627,660	7,306
LT Group, Inc.	8,277,300	4,330
Metro Pacific Investments Corp.	84,538,700	10,333
Philippine Long Distance Telephone Co.	103,420	7,038
SM Investments Corp.	320,960	7,950
		59,865
Poland (4.0%)
Bank Pekao SA	151,112	6,822
Bank Zachodni WBK SA	151,336	12,753
Jeronimo Martins SGPS SA	736,233	15,515
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	4,812,338	8,400
Telekomunikacja Polska SA	2,180,718	5,021
		48,511
Qatar (0.1%)
Industries Qatar QSC	35,832	1,560
Russia (3.9%)
Eurasia Drilling Co., Ltd. GDR	144,345	5,388
Gazprom OAO ADR	499,573	3,287
Lukoil OAO ADR	257,877	14,802
	Shares	Value (000)
Mail.ru Group Ltd. GDR	166,905	$4,784
MegaFon OAO GDR	237,996	7,437
MMC Norilsk Nickel OJSC ADR	213,149	3,072
Yandex N.V., Class A (a)	304,400	8,411
		47,181
South Africa (4.1%)
AngloGold Ashanti Ltd.	139,603	1,977
AngloGold Ashanti Ltd. ADR	23,830	341
Life Healthcare Group Holdings Ltd.	1,257,200	4,769
Mondi PLC	659,255	8,242
Naspers Ltd., Class N	154,576	11,415
Pick n Pay Stores Ltd. (c)	1,119,120	4,486
SABMiller PLC	209,632	10,179
Sasol Ltd.	189,000	8,251
		49,660
Switzerland (1.6%)
Coca-Cola HBC AG (a)	404,354	9,465
Swatch Group AG (The)	17,727	9,703
		19,168
Taiwan (6.7%)
Asustek Computer, Inc.	313,536	2,699
Chailease Holding Co., Ltd.	3,419,500	8,078
CHC Healthcare Group	232,000	617
China Life Insurance Co., Ltd.	4,603,040	4,554
Cleanaway Co., Ltd.	411,000	3,140
Gourmet Master Co., Ltd.	138,000	797
Hon Hai Precision Industry Co., Ltd.	871,102	2,151
Lung Yen Life Service Corp.	640,000	2,093
MediaTek, Inc.	435,000	5,058
MStar Semiconductor, Inc.	107,000	771
Siliconware Precision Industries Co.	3,321,000	4,177
Synnex Technology International Corp.	1,405,000	1,835
Taiwan Cement Corp.	3,486,000	4,292
Taiwan Semiconductor Manufacturing Co., Ltd.	8,131,205	30,115
TPK Holding Co., Ltd.	72,000	1,153
Uni-President Enterprises Corp.	5,353,411	10,431
		81,961
Thailand (6.5%)
Advanced Info Service PCL (Foreign)	422,800	3,844
Advanced Info Service PCL NVDR	807,700	7,344
Bangkok Bank PCL NVDR	2,060,300	13,552
Bank of Ayudhya PCL (Foreign)	12,450,400	14,251
Banpu PCL (Foreign) (c)	839,950	6,527
Land and Houses PCL NVDR	25,624,200	9,336
Minor International PCL (Foreign)	4,805,300	3,842
Robinson Department Store PCL (Foreign)	2,793,500	5,494
Robinson Department Store PCL NVDR	473,100	930
Supalai PCL (Foreign)	9,964,400	5,687
Supalai PCL NVDR	494,000	282
Total Access Communication PCL NVDR	2,027,500	7,518
		78,607

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Turkey (3.3%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	908,440	$13,188
Haci Omer Sabanci Holding AS	1,455,520	7,660
Tupras Turkiye Petrol Rafinerileri AS	226,347	5,528
Turkiye Garanti Bankasi AS	3,187,246	13,914
		40,290
United States (1.2%)
Eclat Textile Co., Ltd.	277,000	2,047
Yum! Brands, Inc.	185,634	12,872
		14,919
Total Common Stocks (Cost $1,057,367)		1,190,236
Investment Companies (1.3%)
India (0.7%)
Morgan Stanley Growth Fund (See Note G) (a)	7,809,825	8,613
Thailand (0.6%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (a)(d)	19,976,000	7,664
Total Investment Companies (Cost $8,972)		16,277
Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	24,122,114	24,122
	Face Amount (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $4,194; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $4,278)	$4,194	4,194
	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $1,613; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $1,767)	$1,613	$1,613
		5,807
Total Securities held as Collateral on Loaned Securities (Cost $29,929)		29,929
	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $8,867)	8,866,921	8,867
Total Short-Term Investments (Cost $38,796)		38,796
Total Investments (102.3%) (Cost $1,105,135) Including $32,296 of Securities Loaned (e)		1,245,309
Liabilities in Excess of Other Assets (-2.3%)		(27,863)
Net Assets (100.0%)		$1,217,446

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2013.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

OJSC  Open Joint Stock Company.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	578,018	$5,828	7/11/13	USD	5,891	$5,891	$63
State Street Bank and Trust Co.	JPY	174,388	1,758	7/11/13	USD	1,783	1,783	25
			$7,586				$7,674	$88

JPY  —  Japanese Yen

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.1%
Commercial Banks	16.3
Semiconductors & Semiconductor Equipment	8.5
Oil, Gas & Consumable Fuels	6.9
Beverages	5.8
Wireless Telecommunication Services	5.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with total unrealized appreciation of approximately $88,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,070,611)	$1,203,707
Investment in Security of Affiliated Issuer, at Value (Cost $34,524)	41,602
Total Investments in Securities, at Value (Cost $1,105,135)	1,245,309
Foreign Currency, at Value (Cost $2,930)	2,810
Cash	3,761
Receivable for Investments Sold	9,436
Dividends Receivable	5,373
Receivable for Portfolio Shares Sold	1,079
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	88
Tax Reclaim Receivable	69
Receivable from Affiliate	1
Other Assets	82
Total Assets	1,268,008
Liabilities:
Collateral on Securities Loaned, at Value	33,655
Payable for Investments Purchased	11,041
Payable for Advisory Fees	3,045
Deferred Capital Gain Country Tax	1,613
Payable for Sub Transfer Agency Fees	610
Payable for Portfolio Shares Redeemed	155
Payable for Custodian Fees	117
Payable for Administration Fees	81
Payable for Directors' Fees and Expenses	49
Payable for Professional Fees	42
Payable for Distribution and Shareholder Services Fees — Class P	7
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Transfer Agent Fees	5
Other Liabilities	142
Total Liabilities	50,562
Net Assets	$1,217,446
Net Assets Consist Of:
Paid-in-Capital	$1,031,261
Distributions in Excess of Net Investment Income	(948)
Accumulated Net Realized Gain	48,713
Unrealized Appreciation (Depreciation) on:
Investments (Net of approximately $1,613 Deferred Capital Gain Country Tax)	131,483
Investments in Affiliates	7,078
Foreign Currency Forward Exchange Contracts	88
Foreign Currency Translations	(229)
Net Assets	$1,217,446

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2013 (000)
CLASS I:
Net Assets	$1,182,276
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	48,271,558
Net Asset Value, Offering and Redemption Price Per Share	$24.49
CLASS P:
Net Assets	$34,913
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,462,640
Net Asset Value, Redemption Price Per Share	$23.87
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$1.32
Maximum Offering Price Per Share	$25.19
CLASS H:
Net Assets	$139
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	5,846
Net Asset Value, Redemption Price Per Share	$23.84
Maximum Sales Load	4.75%
Maximum Sales Charge	$1.19
Maximum Offering Price Per Share	$25.03
CLASS L:
Net Assets	$118
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	4,969
Net Asset Value, Offering and Redemption Price Per Share	$23.78
(1) Including: Securities on Loan, at Value:	$32,296

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2,031 of Foreign Taxes Withheld)	$16,498
Income from Securities Loaned — Net	116
Dividends from Security of Affiliated Issuer	16
Interest from Securities of Unaffiliated Issuers	5
Total Investment Income	16,635
Expenses:
Advisory Fees (Note B)	7,996
Sub Transfer Agency Fees	620
Custodian Fees (Note F)	602
Administration Fees (Note C)	530
Professional Fees	58
Distribution and Shareholder Services Fees — Class P (Note D)	49
Distribution and Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Registration Fees	39
Transfer Agency Fees (Note E)	21
Shareholder Reporting Fees	18
Directors' Fees and Expenses	14
Pricing Fees	7
Other Expenses	25
Total Expenses	9,979
Waiver of Advisory Fees (Note B)	(1,642)
Rebate from Morgan Stanley Affiliate (Note G)	(89)
Net Expenses	8,248
Net Investment Income	8,387
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of approximately $1,116)	45,257
Foreign Currency Forward Exchange Contracts	752
Foreign Currency Transactions	(667)
Net Realized Gain	45,342
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax Accrual of approximately $408)	(125,016)
Investments in Affiliates	(854)
Foreign Currency Forward Exchange Contracts	(13)
Foreign Currency Translations	(219)
Net Change in Unrealized Appreciation (Depreciation)	(126,102)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(80,760)
Net Decrease in Net Assets Resulting from Operations	$(72,373)

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8,387	$10,304
Net Realized Gain	45,342	16,280
Net Change in Unrealized Appreciation (Depreciation)	(126,102)	210,654
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,373)	237,238
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(8,789)
Class P:
Net Investment Income	—	(163)
Class H:
Net Investment Income	—	(— @)
Class L:
Net Investment Income	—	(— @)
Total Distributions	—	(8,952)
Capital Share Transactions:(1)
Class I:
Subscribed	79,136	112,318
Distributions Reinvested	—	8,763
Redeemed	(105,474)	(261,321)
Class P:
Subscribed	4,202	8,578
Distributions Reinvested	—	159
Redeemed	(8,016)	(22,529)
Class H:
Subscribed	139	18 *
Redeemed	(9)	—
Class L:
Subscribed	115	10 *
Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,907)	(154,004)
Redemption Fees	35	31
Total Increase (Decrease) in Net Assets	(102,245)	74,313
Net Assets:
Beginning of Period	1,319,691	1,245,378
End of Period (Including Distributions in Excess of Net Investment Income of $(948) and $(9,335))	$1,217,446	$1,319,691
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,024	4,691
Shares Issued on Distributions Reinvested	—	342
Shares Redeemed	(4,060)	(10,897)
Net Decrease in Class I Shares Outstanding	(1,036)	(5,864)
Class P:
Shares Subscribed	165	373
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(315)	(961)
Net Decrease in Class P Shares Outstanding	(150)	(582)
Class H:
Shares Subscribed	5	1 *
Shares Redeemed	(— @@)	—
Net Increase in Class H Shares Outstanding	5	1 *
Class L:
Shares Subscribed	5	— @@*

*  For the period April 30, 2012 through December 31, 2012.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009	2008
Net Asset Value, Beginning of Period	$25.94		$21.73	$27.14		$23.10		$13.79	$34.02
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.19	0.22		0.10		0.10	0.19
Net Realized and Unrealized Gain (Loss)	(1.61)		4.19	(5.22)		4.15		9.49	(18.78)
Total from Investment Operations	(1.45)		4.38	(5.00)		4.25		9.59	(18.59)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)	—		(0.21)		(0.28)	—
Net Realized Gain	—		—	(0.41)		—		—	(1.64)
Total Distributions	—		(0.17)	(0.41)		(0.21)		(0.28)	(1.64)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$24.49		$25.94	$21.73		$27.14		$23.10	$13.79
Total Return++	(5.59	)%#	20.19%	(18.41)%		18.49%		69.54%	(56.39)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,182,276		$1,278,837	$1,198,857		$2,031,778		$2,198,793	$1,191,199
Ratio of Expenses to Average Net Assets (1)	1.24	%+††*	1.28%+^	1.48	%+††	1.47	%+††	1.40%+	1.43%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		1.47	%+††	1.40%+	1.43%+
Ratio of Net Investment Income to Average Net Assets (1)	1.27	%+††*	0.80%+^	0.86	%+††	0.40	%+††	0.56%+	0.78%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01%	0.01	%††	0.01	%††	0.01%	0.00%§
Portfolio Turnover Rate	27	%#	47%	60%		59%		64%	96%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.50	%††*	1.49%	N/A		N/A		N/A	N/A
Net Investment Income to Average Net Assets	1.01	%††*	0.59%	N/A		N/A		N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.65% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009	2008
Net Asset Value, Beginning of Period	$25.31		$21.20	$26.56		$22.61		$13.51	$33.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.14	0.15		0.04		0.06	0.13
Net Realized and Unrealized Gain (Loss)	(1.57)		4.07	(5.10)		4.06		9.28	(18.44)
Total from Investment Operations	(1.44)		4.21	(4.95)		4.10		9.34	(18.31)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	—		(0.15)		(0.24)	—
Net Realized Gain	—		—	(0.41)		—		—	(1.64)
Total Distributions	—		(0.10)	(0.41)		(0.15)		(0.24)	(1.64)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$23.87		$25.31	$21.20		$26.56		$22.61	$13.51
Total Return++	(5.69	)%#	19.87%	(18.63)%		18.20%		69.11%	(56.50)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,913		$40,824	$46,521		$113,434		$126,487	$67,559
Ratio of Expenses to Average Net Assets (1)	1.49	%+††*	1.53%+^	1.73	%+††	1.72	%+††	1.65%+	1.68%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		1.72	%+††	1.65%+	1.68%+
Ratio of Net Investment Income to Average Net Assets (1)	1.02	%+††*	0.61%+^	0.61	%+††	0.15	%+††	0.32%+	0.52%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01%	0.01	%††	0.01	%††	0.01%	0.00%§
Portfolio Turnover Rate	27	%#	47%	60%		59%		64%	96%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.75	%††*	1.74%	N/A		N/A		N/A	N/A
Net Investment Income to Average Net Assets	0.76	%††*	0.40%	N/A		N/A		N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class P shares. Prior to March 1, 2012, the maximum ratio was 1.90% for Class P shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$25.27		$23.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.12
Net Realized and Unrealized Gain (Loss)	(1.56)		1.44
Total from Investment Operations	(1.43)		1.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$23.84		$25.27
Total Return++	(5.66	)%#	6.53	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$139		$19
Ratio of Expenses to Average Net Assets (1)	1.49	%+††*	1.49	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.02	%+††*	0.79	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%*
Portfolio Turnover Rate	27	%#	47	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.75	%††*	1.71	%*
Net Investment Income to Average Net Assets	0.76	%††*	0.57	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from April 27, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$25.27		$23.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.04
Net Realized and Unrealized Gain (Loss)	(1.56)		1.44
Total from Investment Operations	(1.49)		1.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$23.78		$25.27
Total Return++	(5.90	)%#	6.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$118		$11
Ratio of Expenses to Average Net Assets (1)	1.99	%+††*	1.99	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.52	%+††*	0.27	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%*
Portfolio Turnover Rate	27	%#	47	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.25	%††*	2.28	%*
Net Investment Income (Loss) to Average Net Assets	0.26	%††*	(0.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$5,786	$—	$—	$5,786
Airlines	8,142	—	—	8,142
Automobiles	19,915	—	—	19,915
Beverages	69,997	—	—	69,997
Chemicals	23,677	—	—	23,677
Commercial Banks	194,981	3,820	—	198,801
Commercial Services & Supplies	3,140	—	—	3,140
Computers & Peripherals	2,699	—	—	2,699
Construction & Engineering	30,923	—	—	30,923
Construction Materials	32,668	—	—	32,668
Diversified Consumer Services	2,093	—	—	2,093
Diversified Financial Services	33,658	—	—	33,658
Diversified Telecommunication Services	11,616	—	—	11,616
Electronic Equipment, Instruments & Components	7,508	—	—	7,508
Energy Equipment & Services	11,725	—	—	11,725
Food & Staples Retailing	39,194	—	—	39,194
Food Products	48,482	—	—	48,482
Health Care Providers & Services	14,132	—	—	14,132
Hotels, Restaurants & Leisure	23,432	3,842	—	27,274
Household Durables	9,091	—	—	9,091
Household Products	5,172	—	—	5,172
Independent Power Producers & Energy Traders	4,517	—	—	4,517
Industrial Conglomerates	31,596	—	—	31,596
Information Technology Services	17,797	—	—	17,797

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Insurance	$26,253	$—	$—	$26,253
Internet Software & Services	36,201	—	—	36,201
Media	27,125	—	—	27,125
Metals & Mining	7,656	—	—	7,656
Multi-line Retail	18,273	5,494	—	23,767
Oil, Gas & Consumable Fuels	77,593	6,527	—	84,120
Paper & Forest Products	8,242	—	—	8,242
Personal Products	1,990	—	—	1,990
Pharmaceuticals	39,121	—	—	39,121
Real Estate Management & Development	26,505	5,687	—	32,192
Semiconductors & Semiconductor Equipment	103,261	—	—	103,261
Software	15,008	—	—	15,008
Specialty Retail	2,233	—	—	2,233
Textiles, Apparel & Luxury Goods	23,390	—	—	23,390
Tobacco	18,963	—	—	18,963
Transportation Infrastructure	15,758	—	—	15,758
Wireless Telecommunication Services	61,509	3,844	—	65,353
Total Common Stocks	1,161,022	29,214	—	1,190,236
Investment Companies	16,277	—	—	16,277
Short-Term Investments
Investment Companies	32,989	—	—	32,989
Repurchase Agreements	—	5,807	—	5,807
Total Short-Term Investments	32,989	5,807	—	38,796
Foreign Currency Forward Exchange Contracts	—	88	—	88
Total Assets	$1,210,288	$35,109	$—	$1,245,397

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $6,527,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2012 were valued using significant other inputs at June 30, 2013. As of June 30, 2013, securities with a total value of approximately $870,118,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$88

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$752
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(13)

The following table presents derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
State Street Bank and Trust Co.	$88	—	—	$88

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$6,945,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The following table presents financial instruments that are subject to enforceable netting agreements as of June 30 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$32,296	(a)	—	$(32,296	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $33,655,000, of which, approximately $29,929,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2013, there was uninvested cash collateral of approximately $3,726,000, which is not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.95% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.50% for Class P shares, 1.50% for Class H shares and 2.00% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $1,642,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $356,672,000 and $372,426,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $20,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$49,501	$168,477	$184,989	$16	$32,989

The Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $1,535,000 at June 30, 2013. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $69,000 relating to the Portfolio's investment in the Morgan Stanley Growth Fund.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2013 (000)
$9,467	—	—	—	—	$8,613

During the six months ended June 30, 2013, the Portfolio incurred approximately $38,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser,

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $82,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,952	—	—	$25,277

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and foreign taxes paid on capital gains, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$(1,201)	$1,201	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,542	$13,295

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $228,421,000 and the aggregate gross unrealized depreciation is approximately $88,247,000 resulting in net unrealized appreciation of approximately $140,174,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 74.7%, 74.8%, for Class I and Class P shares, respectively.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
703430 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Total Emerging Markets Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	19
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Total Emerging Markets Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Total Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Total Emerging Markets Portfolio Class I	$1,000.00	$924.10	$1,023.36	$1.38	$1.45	0.29%
Total Emerging Markets Portfolio Class P	1,000.00	924.10	1,022.12	2.58	2.71	0.54
Total Emerging Markets Portfolio Class H	1,000.00	924.10	1,022.12	2.58	2.71	0.54
Total Emerging Markets Portfolio Class L	1,000.00	921.50	1,019.64	4.95	5.21	1.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the period since the end of May 2012, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Total Emerging Markets Portfolio

	Shares	Value (000)
Investment Companies (96.8%)
Emerging Markets Debt (47.7%)
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Domestic Debt Portfolio — Class I (See Note G)	43,930	$499
Morgan Stanley Institutional Fund, Inc. — Emerging Markets External Debt Portfolio — Class I (See Note G)	51,354	512
		1,011
Emerging Markets Equity (49.1%)
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio — Class I (See Note G)	42,515	1,041
Total Investment Companies (Cost $1,964)		2,052
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $9)	9,463	9
Total Investments (97.2%) (Cost $1,973)		2,061
Other Assets in Excess of Liabilities (2.8%)		59
Net Assets (100.0%)		$2,120

Portfolio Composition

Classification	Percentage of Total Investments
Investment Companies	100.0%

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Total Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investment in Security of Affiliated Issuer, at Value (Cost $1,973)	$2,061
Due from Adviser	46
Receivable from Affiliate	6
Other Assets	41
Total Assets	2,154
Liabilities:
Payable for Offering Costs	28
Payable for Professional Fees	2
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Custodian Fees	—	@
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	3
Total Liabilities	34
Net Assets	$2,120
Net Assets Consist of:
Paid-in-Capital	$2,000
Accumulated Net Investment Income	9
Accumulated Net Realized Gain	23
Unrealized Appreciation (Depreciation) on:
Investments in Affiliates	88
Net Assets	$2,120
CLASS I:
Net Assets	$1,802
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	170,000
Net Asset Value, Offering and Redemption Price Per Share	$10.60
CLASS P:
Net Assets	$106
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$10.59
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.59
Maximum Offering Price Per Share	$11.18
CLASS H:
Net Assets	$106
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$10.59
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$11.12
CLASS L:
Net Assets	$106
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.56

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Total Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Security of Affiliated Issuer	$12
Expenses:
Offering Costs	50
Professional Fees	26
Registration Fees	13
Transfer Agency Fees (Note E)	6
Shareholder Reporting Fees	4
Advisory Fees (Note B)	2
Custodian Fees (Note F)	1
Administration Fees (Note C)	1
Distribution and Shareholder Services Fees — Class P (Note D)	— @
Distribution and Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Directors' Fees and Expenses	— @
Other Expenses	4
Total Expenses	107
Expenses Reimbursed by Adviser (Note B)	(90)
Expenses Assumed by Underlying Funds	(12)
Waiver of Advisory Fees (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	3
Net Investment Income	9
Realized Gain:
Investments in Affiliates	22
Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	(204)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(182)
Net Decrease in Net Assets Resulting from Operations	$(173)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Total Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Period from May 31, 2012^ to December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9	$28
Net Realized Gain	22	19
Net Change in Unrealized Appreciation (Depreciation)	(204)	292
Net Increase (Decrease) in Net Assets Resulting from Operations	(173)	339
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(28)
Net Realized Gain	—	(12)
Class P:
Net Investment Income	—	(1)
Net Realized Gain	—	(1)
Class H:
Net Investment Income	—	(1)
Net Realized Gain	—	(1)
Class L:
Net Investment Income	—	(1)
Net Realized Gain	—	(1)
Total Distributions	—	(46)
Capital Share Transactions:(1)
Class I:
Subscribed	—	1,700
Class P:
Subscribed	—	100
Class H:
Subscribed	—	100
Class L:
Subscribed	—	100
Net Increase in Net Assets Resulting from Capital Share Transactions	—	2,000
Total Increase (Decrease) in Net Assets	(173)	2,293
Net Assets:
Beginning of Period	2,293	—
End of Period (Including Accumulated Net Investment Income and Undistributed Net Investment Income of $9 and $—@)	$2,120	$2,293
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	170
Class P:
Shares Subscribed	—	10
Class H:
Shares Subscribed	—	10
Class L:
Shares Subscribed	—	10

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Total Emerging Markets Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 31, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.15
Net Realized and Unrealized Gain (Loss)	(0.91)		1.55
Total from Investment Operations	(0.87)		1.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)
Net Realized Gain	—		(0.07)
Total Distributions	—		(0.23)
Net Asset Value, End of Period	$10.60		$11.47
Total Return++	(7.59	)%#	17.07	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,802		$1,948
Ratio of Expenses to Average Net Assets (1)	0.29	%+‡*	0.30	%+‡*
Ratio of Net Investment Income to Average Net Assets (1)	0.78	%+‡*	2.32	%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%*§
Portfolio Turnover Rate	16	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.46	%*	10.92	%*
Net Investment Loss to Average Net Assets	(8.39	)%*	(8.30	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the net expense ratio and net investment income (loss) ratio, after the waivers and/or reimbursements would be as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2013	1.35%	(0.28)%
December 31, 2012	1.35	1.27

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Total Emerging Markets Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 31, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.13
Net Realized and Unrealized Gain (Loss)	(0.90)		1.55
Total from Investment Operations	(0.87)		1.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)
Net Realized Gain	—		(0.07)
Total Distributions	—		(0.22)
Net Asset Value, End of Period	$10.59		$11.46
Total Return++	(7.59	)%#	16.81	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$106		$115
Ratio of Expenses to Average Net Assets (1)	0.54	%+‡*	0.55	%+‡*
Ratio of Net Investment Income to Average Net Assets (1)	0.53	%+‡*	2.07	%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%*§
Portfolio Turnover Rate	16	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.71	%*	11.17	%*
Net Investment Loss to Average Net Assets	(8.64	)%*	(8.55	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the net expense ratio and net investment income (loss) ratio, after the waivers and/or reimbursements would be as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2013	1.60%	(0.53)%
December 31, 2012	1.60	1.02

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Total Emerging Markets Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 31, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.13
Net Realized and Unrealized Gain (Loss)	(0.90)		1.55
Total from Investment Operations	(0.87)		1.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)
Net Realized Gain	—		(0.07)
Total Distributions	—		(0.22)
Net Asset Value, End of Period	$10.59		$11.46
Total Return++	(7.59	)%#	16.81	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$106		$115
Ratio of Expenses to Average Net Assets (1)	0.54	%+‡*	0.55	%+‡*
Ratio of Net Investment Income to Average Net Assets (1)	0.53	%+‡*	2.07	%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%*§
Portfolio Turnover Rate	16	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.71	%*	11.17	%*
Net Investment Loss to Average Net Assets	(8.64	)%*	(8.55	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the net expense ratio and net investment income (loss) ratio, after the waivers and/or reimbursements would be as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2013	1.60%	(0.53)%
December 31, 2012	1.60	1.02

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Total Emerging Markets Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 31, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.46		$10.00
Income from Investment Operations:
Net Investment Income†	0.00	^^	0.10
Net Realized and Unrealized Gain (Loss)	(0.90)		1.54
Total from Investment Operations	(0.90)		1.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)
Net Realized Gain	—		(0.07)
Total Distributions	—		(0.18)
Net Asset Value, End of Period	$10.56		$11.46
Total Return++	(7.85	)%#	16.49	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$106		$115
Ratio of Expenses to Average Net Assets (1)	1.04	%+‡*	1.05	%+‡*
Ratio of Net Investment Income to Average Net Assets (1)	0.03	%+‡*	1.57	%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%*§
Portfolio Turnover Rate	16	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	10.21	%*	11.67	%*
Net Investment Loss to Average Net Assets	(9.14	)%*	(9.05	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

^^  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the net expense ratio and net investment income (loss) ratio, after the waivers and/or reimbursements would be as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2013	2.10%	(1.03)%
December 31, 2012	2.10	0.52

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Total Emerging Markets Portfolio. The Portfolio is a "fund of funds" in that it seeks to maximize total return by investing primarily in funds advised by Morgan Stanley Investment Management Inc. ("the Adviser") or its affiliates (the "Underlying Funds"). The Portfolio may also invest, to a lesser extent, in individual equity and fixed income securities and exchange-traded funds ("ETFs"). Under normal market conditions, at least 80% of the Portfolio's assets will be allocated among the Underlying Funds and other securities that the Adviser considers to be economically tied to emerging market countries. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange ("NYSE") on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (cont'd)

significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Investment Companies	$2,052	—	—	$2,052
Short-Term Investment — Investment Company	9	—	—	9
Total Assets	$2,061	—	—	$2,061

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (cont'd)

semiannually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the Portfolio's average daily net assets. For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.60% for Class P shares, 1.60% for Class H shares and 2.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The expenses of the Underlying Funds are taken into account when calculating the fee waivers and/or expense reimbursements. For the six months ended June 30, 2013, approximately $92,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (cont'd)

Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

A summary of the purchases and sales of affiliated registered investment companies, other than short-term investments, for the six months ended June 30, 2013 is as follows:

Morgan Stanley Institutional Fund, Inc.	Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2013 (000)
Emerging Markets	$1,274	$119	$289	$14	$—	$1,041
Emerging Markets Domestic Debt	564	23	27	1	6	499
Emerging Markets External Debt	447	215	93	7	6	512

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$4	$241	$236	$—	@	$9

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2012 was as follows:

2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)
$46	$—	@

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (cont'd)

Permanent differences, due to reclassification of distributions received, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$3	$(3)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $106,000 and the aggregate gross unrealized depreciation is approximately $18,000 resulting in net unrealized appreciation of approximately $88,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

22

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFITEMSAN
704697 EXP [08/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets External Debt Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Emerging Markets External Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets External Debt Portfolio Class I	$1,000.00	$907.40	$1,020.58	$4.02	$4.26	0.85%
Emerging Markets External Debt Portfolio Class P	1,000.00	905.90	1,019.34	5.20	5.51	1.10
Emerging Markets External Debt Portfolio Class H	1,000.00	906.30	1,019.34	5.20	5.51	1.10
Emerging Markets External Debt Portfolio Class L	1,000.00	904.20	1,017.75	6.70	7.10	1.42

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the period since the end of May 2012, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.1%)
Belarus (1.3%)
Sovereign (1.3%)
Republic of Belarus,
8.95%, 1/26/18	$270	$271
Brazil (10.4%)
Corporate Bonds (3.8%)
Banco Safra SA,
6.75%, 1/27/21	200	218
ESAL GmbH,
6.25%, 2/5/23	200	184
Odebrecht Finance Ltd.,
5.13%, 6/26/22	200	196
7.13%, 6/26/42 (a)	200	195
		793
Sovereign (6.6%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20	521	541
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (a)	550	536
Brazilian Government International Bond,
4.88%, 1/22/21	180	193
Caixa Economica Federal,
3.50%, 11/7/22 (a)	150	127
		1,397
		2,190
Colombia (3.6%)
Corporate Bond (0.5%)
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	110	105
Sovereign (3.1%)
Colombia Government International Bond,
4.38%, 7/12/21	450	470
6.13%, 1/18/41	160	179
		649
		754
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
4.25%, 1/26/23 (a)	200	186
Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.50%, 5/6/21	100	108
El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
5.88%, 1/30/25 (a)	70	68
	Face Amount (000)		Value (000)
Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21		$108	$113
India (0.9%)
Corporate Bond (0.9%)
Vedanta Resources PLC,
7.13%, 5/31/23 (a)		200	189
Indonesia (6.5%)
Sovereign (6.5%)
Indonesia Government International Bond,
7.75%, 1/17/38		148	183
Majapahit Holding BV,
7.75%, 1/20/20		539	593
Pertamina Persero PT,
5.25%, 5/23/21		200	199
Perusahaan Listrik Negara PT,
5.50%, 11/22/21		400	394
			1,369
Ivory Coast (0.6%)
Sovereign (0.6%)
Ivory Coast Government International Bond,
5.75%, 12/31/32		145	120
Kazakhstan (5.6%)
Sovereign (5.6%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)		200	179
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)		200	185
KazMunayGas National Co., JSC,
5.75%, 4/30/43 (a)		210	186
6.38%, 4/9/21		575	627
			1,177
Mexico (14.6%)
Corporate Bonds (2.9%)
Cemex SAB de CV,
9.50%, 6/15/18		200	217
Mexichem SAB de CV,
4.88%, 9/19/22		200	201
Tenedora Nemak SA de CV,
5.50%, 2/28/23		200	190
			608
Sovereign (11.7%)
Mexican Bonos,
7.50%, 6/3/27	MXN	4,730	410
Mexico Government International Bond,
3.63%, 3/15/22		$304	299
6.05%, 1/11/40		406	444
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Mexico (cont'd)
Pemex Project Funding Master Trust,
6.63%, 6/15/35	$424	$447
Petroleos Mexicanos,
4.88%, 1/24/22	843	862
		2,462
		3,070
Panama (0.7%)
Sovereign (0.7%)
Panama Government International Bond,
5.20%, 1/30/20	144	158
Peru (1.7%)
Corporate Bonds (1.1%)
Banco de Credito del Peru,
6.13%, 4/24/27 (a)(b)	120	122
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)	100	100
		222
Sovereign (0.6%)
Peruvian Government International Bond,
7.35%, 7/21/25	107	137
		359
Philippines (4.4%)
Sovereign (4.4%)
Philippine Government International Bond,
4.00%, 1/15/21	515	546
9.50%, 2/2/30	248	373
		919
Poland (2.5%)
Sovereign (2.5%)
Poland Government International Bond,
3.00%, 3/17/23	530	480
5.00%, 3/23/22	47	50
		530
Romania (0.3%)
Sovereign (0.3%)
Romanian Government International Bond,
4.38%, 8/22/23 (a)	76	73
Russia (13.5%)
Corporate Bond (1.0%)
VimpelCom Holdings BV,
7.50%, 3/1/22	200	207
Sovereign (12.5%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.75%, 5/29/18	244	274
Russian Foreign Bond — Eurobond,
5.63%, 4/4/42	1,000	1,040
7.50%, 3/31/30	700	821
	Face Amount (000)		Value (000)
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22		$200	$208
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20		273	301
			2,644
			2,851
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
5.25%, 11/21/17 (a)		200	196
Slovenia (0.9%)
Sovereign (0.9%)
Slovenia Government International Bond,
5.85%, 5/10/23 (a)		200	187
Thailand (0.9%)
Corporate Bond (0.9%)
PTT Global Chemical PCL,
4.25%, 9/19/22 (a)		200	193
Turkey (7.1%)
Sovereign (7.1%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)		200	206
Turkey Government Bond,
10.50%, 1/15/20	TRY	500	289
Turkey Government International Bond,
5.63%, 3/30/21		$700	751
6.88%, 3/17/36		220	246
			1,492
Ukraine (7.0%)
Sovereign (7.0%)
Ukraine Government International Bond,
7.50%, 4/17/23 (a)		220	194
7.75%, 9/23/20		100	92
7.80%, 11/28/22		1,120	1,005
Ukraine Railways via Shortline PLC,
9.50%, 5/21/18 (a)		200	182
			1,473
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.00%, 11/18/22		109	138
Venezuela (8.8%)
Sovereign (8.8%)
Petroleos de Venezuela SA,
8.50%, 11/2/17		773	710
12.75%, 2/17/22		370	373

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Venezuela (cont'd)
Venezuela Government International Bond,
9.00%, 5/7/23	$50	$42
9.25%, 9/15/27 - 5/7/28	538	456
11.75%, 10/21/26	290	277
		1,858
Total Fixed Income Securities (Cost $21,226)		20,042
	Shares
Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $642)	641,803	642
Total Investments (98.1%) (Cost $21,868) (c)		20,684
Other Assets in Excess of Liabilities (1.9%)		404
Net Assets (100.0%)		$21,088

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

(c)  Securities are available for collateral in connection with purchase of futures contracts.

OJSC  Open Joint Stock Company.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	8	$(1,013)	Sep-13	$23

MXN  —  Mexican New Peso

TRY  —  Turkish Lira

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	85.7%
Corporate Bonds	11.2
Other*	3.1
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open short futures contracts with an underlying face amount of approximately $1,013,000 with total unrealized appreciation of approximately $23,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets External Debt Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,226)	$20,042
Investment in Security of Affiliated Issuer, at Value (Cost $642)	642
Total Investments in Securities, at Value (Cost $21,868)	20,684
Foreign Currency, at Value (Cost $15)	14
Interest Receivable	345
Receivable for Variation Margin	33
Due from Adviser	15
Receivable from Affiliate	—	@
Other Assets	39
Total Assets	21,130
Liabilities:
Payable for Offering Costs	16
Payable for Custodian Fees	9
Payable for Professional Fees	2
Payable for Administration Fees	1
Payable for Transfer Agent Fees	—	@
Payable for Distribution and Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	14
Total Liabilities	42
Net Assets	$21,088
Net Assets Consist Of:
Paid-in-Capital	$21,242
Undistributed Net Investment Income	324
Accumulated Net Realized Gain	684
Unrealized Appreciation (Depreciation) on:
Investments	(1,184)
Futures Contracts	23
Foreign Currency Translations	(1)
Net Assets	$21,088
CLASS I:
Net Assets	$20,774
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,084,515
Net Asset Value, Offering and Redemption Price Per Share	$9.97
CLASS P:
Net Assets	$100
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$9.96
Maximum Sales Load§§	4.25%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$10.40
CLASS H:
Net Assets	$108
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,872
Net Asset Value, Redemption Price Per Share	$9.96
Maximum Sales Load§§	4.00%
Maximum Sales Charge	$0.42
Maximum Offering Price Per Share	$10.38
CLASS L:
Net Assets	$106
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,621
Net Asset Value, Offering and Redemption Price Per Share	$9.95

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio and an increase in the maximum initial sales charge on purchases of Class H Shares of the Portfolio from 3.50% to 4.00%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets External Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ Foreign Taxes Withheld)	$655
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	655
Expenses:
Advisory Fees (Note B)	85
Offering Costs	47
Professional Fees	34
Registration Fees	14
Custodian Fees (Note F)	13
Shareholder Reporting Fees	11
Administration Fees (Note C)	9
Transfer Agency Fees (Note E)	6
Pricing Fees	4
Distribution and Shareholder Services Fees — Class P (Note D)	— @
Distribution and Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Directors' Fees and Expenses	— @
Other Expenses	12
Total Expenses	235
Waiver of Advisory Fees (Note B)	(85)
Expenses Reimbursed by Adviser (Note B)	(54)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	96
Net Investment Income	559
Realized Gain:
Investments Sold	511
Foreign Currency Forward Exchange Contracts	4
Foreign Currency Transactions	2
Futures Contracts	26
Net Realized Gain	543
Change in Unrealized Appreciation (Depreciation):
Investments	(3,292)
Foreign Currency Forward Exchange Contracts	(4)
Foreign Currency Translations	(2)
Futures Contracts	23
Net Change in Unrealized Appreciation (Depreciation)	(3,275)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,732)
Net Decrease in Net Assets Resulting from Operations	$(2,173)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Emerging Markets External Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Period from May 24, 2012^ to December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$559	$621
Net Realized Gain	543	297
Net Change in Unrealized Appreciation (Depreciation)	(3,275)	2,113
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,173)	3,031
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(247)	(607)
Net Realized Gain	—	(141)
Class P:
Net Investment Income	(1)	(3)
Net Realized Gain	—	(1)
Class H:
Net Investment Income	(4)	(3)
Net Realized Gain	—	(1)
Class L:
Net Investment Income	(1)	(2)
Net Realized Gain	—	(1)
Total Distributions	(253)	(759)
Capital Share Transactions:(1)
Class I:
Subscribed	822	20,528
Distributions Reinvested	11	24
Redeemed	(289)	(194)
Class P:
Subscribed	—	100
Class H:
Subscribed	250	110
Distributions Reinvested	3	— @
Redeemed	(230)	(— @)
Class L:
Subscribed	7	100
Distributions Reinvested	— @	—
Net Increase in Net Assets Resulting from Capital Share Transactions	574	20,668
Total Increase (Decrease) in Net Assets	(1,852)	22,940
Net Assets:
Beginning of Period	22,940	—
End of Period (Including Undistributed Net Investment Income of $324 and $18)	$21,088	$22,940
(1) Capital Share Transactions:
Class I:
Shares Subscribed	76	2,050
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(27)	(17)
Net Increase in Class I Shares Outstanding	50	2,035
Class P:
Shares Subscribed	—	10
Class H:
Shares Subscribed	23	11
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(23)	(— @@)
Net Increase in Class H Shares Outstanding	—	11
Class L:
Shares Subscribed	1	10
Shares Issued on Distributions Reinvested	— @@	—
Net Increase in Class L Shares Outstanding	1	10

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets External Debt Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 24, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.27		0.30
Net Realized and Unrealized Gain (Loss)	(1.29)		1.18
Total from Investment Operations	(1.02)		1.48
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.30)
Net Realized Gain	—		(0.07)
Total Distributions	(0.12)		(0.37)
Net Asset Value, End of Period	$9.97		$11.11
Total Return++	(9.26	)%#	14.83	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$20,774		$22,597
Ratio of Expenses to Average Net Assets (1)	0.85	%+*	0.84	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.96	%+*	4.63	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	48	%#	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.08	%*	2.02	%*
Net Investment Income to Average Net Assets	3.73	%*	3.45	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets External Debt Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 24, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.29
Net Realized and Unrealized Gain (Loss)	(1.29)		1.17
Total from Investment Operations	(1.04)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.28)
Net Realized Gain	—		(0.07)
Total Distributions	(0.11)		(0.35)
Net Asset Value, End of Period	$9.96		$11.11
Total Return++	(9.41	)%#	14.66	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100		$111
Ratio of Expenses to Average Net Assets (1)	1.10	%+*	1.09	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.71	%+*	4.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	48	%#	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.33	%*	2.27	%*
Net Investment Income to Average Net Assets	3.48	%*	3.20	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets External Debt Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 24, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.29
Net Realized and Unrealized Gain (Loss)	(1.28)		1.17
Total from Investment Operations	(1.03)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.28)
Net Realized Gain	—		(0.07)
Total Distributions	(0.12)		(0.35)
Net Asset Value, End of Period	$9.96		$11.11
Total Return++	(9.37	)%#	14.66	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$108		$121
Ratio of Expenses to Average Net Assets (1)	1.10	%+*	1.09	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.71	%+*	4.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	48	%#	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.33	%*	2.27	%*
Net Investment Income to Average Net Assets	3.48	%*	3.20	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets External Debt Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Period from May 24, 2012^ to December 31, 2012
Net Asset Value, Beginning of Period	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.25
Net Realized and Unrealized Gain (Loss)	(1.30)		1.18
Total from Investment Operations	(1.06)		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.25)
Net Realized Gain	—		(0.07)
Total Distributions	(0.10)		(0.32)
Net Asset Value, End of Period	$9.95		$11.11
Total Return++	(9.58	)%#	14.33	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$106		$111
Ratio of Expenses to Average Net Assets (1)	1.42	%+*^^	1.59	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.39	%+*	3.88	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	48	%#	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.65	%*	2.77	%*
Net Investment Income to Average Net Assets	3.16	%*	2.70	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

^^  Effective February 25, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class L shares. Prior to February 25, 2013, the maximum ratio was 1.60% for Class L shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets External Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government- related issuers and corporate issuers in emerging market countries. The securities in which the Portfolio may invest will primarily be denominated in U.S. dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined

(that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

(for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$2,317	$—	$2,317
Sovereign	—	17,725	—	17,725
Total Fixed Income Securities	—	20,042	—	20,042
Short-Term Investment — Investment Company	642	—	—	642
Futures Contracts	23	—	—	23
Total Assets	$665	$20,042	$—	$20,707

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative

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Morgan Stanley Institutional Fund, Inc.

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Notes to Financial Statements (unaudited) (cont'd)

transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with their investments in foreign securities, certain Portfolios also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which a Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$23	(a)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$4
Interest Rate Risk	Futures Contracts	26
Total		$30
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(4)
Interest Rate Risk	Futures Contracts	23
Total		$19

The following table presents derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
Exchange Traded Futures	$23	(a)	—	—	$23	(a)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$152,000
Futures Contracts:
Average monthly original value	$830,000

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.10% for Class P shares, 1.10% for Class H shares and 1.60% for Class L shares. Effective February 25, 2013, the expense cap for Class L shares was reduced to 1.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $139,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution fee for the Portfolio's Class L shares from 0.50% to 0.25% of the average daily net assets of such Class, effective February 25, 2013.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $10,822,000 and $10,464,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$130	$6,485	$5,973	$—	@	$642

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2012 was as follows:

2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)
$759	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$12	$(12)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$164	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $197,000 and the aggregate gross unrealized depreciation is approximately $1,381,000 resulting in net unrealized depreciation of approximately $1,184,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDSAN
704816 EXP 08/31/2014

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	17
U.S. Privacy Policy	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in U.S. Real Estate Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,049.30	$1,019.79	$5.13	$5.06	1.01%
U.S. Real Estate Portfolio Class P	1,000.00	1,047.80	1,018.55	6.40	6.31	1.26
U.S. Real Estate Portfolio Class H	1,000.00	1,047.80	1,018.55	6.40	6.31	1.26
U.S. Real Estate Portfolio Class L	1,000.00	1,044.80	1,016.07	8.92	8.80	1.76

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, (ii) management fee was acceptable, and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (100.2%)
Apartments (18.6%)
American Campus Communities, Inc. REIT	143,864	$5,849
AvalonBay Communities, Inc. REIT	447,839	60,418
Camden Property Trust REIT	307,001	21,226
Equity Residential REIT	1,757,831	102,060
Essex Property Trust, Inc. REIT	35,980	5,718
		195,271
Commercial Financing (0.3%)
Blackstone Mortgage Trust, Inc., Class A REIT	116,730	2,883
Diversified (11.0%)
Cole Real Estate Investment, Inc. REIT	359,340	4,111
Cousins Properties, Inc. REIT	834,253	8,426
Digital Realty Trust, Inc. REIT	177,175	10,808
Forest City Enterprises, Inc., Class A (a)	1,284,415	23,004
Lexington Realty Trust REIT	49,420	577
Vornado Realty Trust REIT	779,206	64,557
Winthrop Realty Trust REIT	274,793	3,306
		114,789
Health Care (10.7%)
HCP, Inc. REIT	1,186,038	53,894
Health Care, Inc. REIT	167,585	11,233
Healthcare Realty Trust, Inc. REIT	479,602	12,230
Senior Housing Properties Trust REIT	526,361	13,648
Ventas, Inc. REIT	301,739	20,959
		111,964
Industrial (6.6%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	5,632
Cabot Industrial Value Fund III, LP REIT (a)(b)(c)(d)	12,251	6,776
DCT Industrial Trust, Inc. REIT	1,546,382	11,057
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	6,687
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	8,309
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,037,500	10,773
ProLogis, Inc. REIT	517,029	19,502
Terreno Realty Corp. REIT	48,670	902
		69,638
Lodging/Resorts (9.0%)
Ashford Hospitality Trust, Inc. REIT	455,846	5,220
Host Hotels & Resorts, Inc. REIT	4,153,773	70,074
Starwood Hotels & Resorts Worldwide, Inc.	303,121	19,154
		94,448
Manufactured Homes (1.7%)
Equity Lifestyle Properties, Inc. REIT	229,728	18,054
Mixed Industrial/Office (1.3%)
Duke Realty Corp. REIT	632,255	9,857
PS Business Parks, Inc. REIT	46,621	3,364
		13,221
	Shares	Value (000)
Office (8.6%)
Alexandria Real Estate Equities, Inc. REIT	139,180	$9,147
Boston Properties, Inc. REIT	440,880	46,500
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	1,544
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,399
Brookfield Office Properties, Inc.	68,168	1,137
Hudson Pacific Properties, Inc. REIT	402,184	8,558
Mack-Cali Realty Corp. REIT	758,718	18,581
		89,866
Regional Malls (21.0%)
CBL & Associates Properties, Inc. REIT	95,650	2,049
General Growth Properties, Inc. REIT	1,981,892	39,380
Macerich Co. (The) REIT	353,277	21,539
Simon Property Group, Inc. REIT	968,414	152,932
Taubman Centers, Inc. REIT	60,750	4,566
		220,466
Retail Free Standing (0.1%)
National Retail Properties, Inc. REIT	38,590	1,328
Self Storage (4.9%)
Public Storage REIT	318,609	48,852
Sovran Self Storage, Inc. REIT	44,978	2,914
		51,766
Shopping Centers (6.4%)
Acadia Realty Trust REIT	125,997	3,111
DDR Corp. REIT	443,356	7,382
Federal Realty Investment Trust REIT	92,285	9,568
Regency Centers Corp. REIT	838,196	42,589
Retail Opportunity Investments Corp. REIT	287,980	4,003
		66,653
Total Common Stocks (Cost $834,191)		1,050,347
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $2,981)	2,981,309	2,981
Total Investments (100.5%) (Cost $837,172)		1,053,328
Liabilities in Excess of Other Assets (-0.5%)		(5,298)
Net Assets (100.0%)		$1,048,030

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2013.

(c)  At June 30, 2013, the Portfolio held fair valued securities valued at approximately $44,120,000, representing 4.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $1,189,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/13 and has a current cost basis of approximately $6,087,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $6,648,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $5,711,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $6,714,000. At June 30, 2013, these securities had an aggregate market value of approximately $44,120,000, representing 4.2% of net assets.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	20.9%
Apartments	18.6
Diversified	10.9
Health Care	10.6
Lodging/Resorts	9.0
Other*	8.6
Office	8.5
Industrial	6.6
Shopping Centers	6.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $834,191)	$1,050,347
Investment in Security of Affiliated Issuer, at Value (Cost $2,981)	2,981
Total Investments in Securities, at Value (Cost $837,172)	1,053,328
Foreign Currency, at Value (Cost $1)	1
Cash	16
Dividends Receivable	2,713
Receivable for Investments Sold	2,128
Receivable for Portfolio Shares Sold	1,141
Receivable from Affiliate	—	@
Other Assets	55
Total Assets	1,059,382
Liabilities:
Payable for Portfolio Shares Redeemed	7,480
Payable for Advisory Fees	2,031
Payable for Investments Purchased	982
Payable for Sub Transfer Agency Fees	598
Payable for Administration Fees	70
Payable for Professional Fees	33
Payable for Distribution and Shareholder Services Fees — Class P	19
Payable for Distribution and Shareholder Services Fees — Class H	5
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Directors' Fees and Expenses	14
Payable for Custodian Fees	10
Payable for Transfer Agent Fees	6
Other Liabilities	101
Total Liabilities	11,352
Net Assets	$1,048,030
Net Assets Consist of:
Paid-in-Capital	$816,318
Undistributed Net Investment Income	12,647
Accumulated Net Realized Gain	2,909
Unrealized Appreciation (Depreciation) on:
Investments	216,156
Foreign Currency Translations	(—	@)
Net Assets	$1,048,030

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2013 (000)
CLASS I:
Net Assets	$932,893
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	52,660,896
Net Asset Value, Offering and Redemption Price Per Share	$17.72
CLASS P:
Net Assets	$84,189
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	4,849,651
Net Asset Value, Redemption Price Per Share	$17.36
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.96
Maximum Offering Price Per Share	$18.32
CLASS H:
Net Assets	$25,717
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,481,610
Net Asset Value, Redemption Price Per Share	$17.36
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$18.23
CLASS L:
Net Assets	$5,231
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	301,944
Net Asset Value, Offering and Redemption Price Per Share	$17.32

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$16,562
Dividends from Security of Affiliated Issuer	3
Total Investment Income	16,565
Expenses:
Advisory Fees (Note B)	4,049
Sub Transfer Agency Fees	669
Administration Fees (Note C)	420
Distribution and Shareholder Services Fees — Class P (Note D)	118
Distribution and Shareholder Services Fees — Class H (Note D)	33
Distribution and Shareholder Services Fees — Class L (Note D)	20
Shareholder Reporting Fees	52
Professional Fees	48
Registration Fees	37
Custodian Fees (Note F)	24
Transfer Agency Fees (Note E)	20
Directors' Fees and Expenses	12
Pricing Fees	2
Other Expenses	11
Expenses Before Non Operating Expenses	5,515
Investment Related Expenses	51
Total Expenses	5,566
Waiver of Advisory Fees (Note B)	(88)
Rebate from Morgan Stanley Affiliate (Note G)	(15)
Net Expenses	5,463
Net Investment Income	11,102
Realized Gain:
Investments Sold	2,148
Foreign Currency Transactions	—	@
Net Realized Gain	2,148
Change in Unrealized Appreciation (Depreciation):
Investments	34,024
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	34,024
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	36,172
Net Increase in Net Assets Resulting from Operations	$47,274

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11,102	$14,617
Net Realized Gain	2,148	24,903
Net Change in Unrealized Appreciation (Depreciation)	34,024	103,917
Net Increase in Net Assets Resulting from Operations	47,274	143,437
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(2,397)	(10,207)
Net Realized Gain	—	(14,424)
Class P:
Net Investment Income	(183)	(924)
Net Realized Gain	—	(1,660)
Class H:
Net Investment Income	(51)	(252)
Net Realized Gain	—	(457)
Class L:
Net Investment Income	(4)	(23)
Net Realized Gain	—	(89)
Total Distributions	(2,635)	(28,036)
Capital Share Transactions:(1)
Class I:
Subscribed	307,622	222,400
Distributions Reinvested	1,885	21,453
Redeemed	(242,029)	(289,977)
Class P:
Subscribed	10,236	25,720
Distributions Reinvested	183	2,520
Redeemed	(22,744)	(40,050)
Class H:
Subscribed	1,451	1,841
Distributions Reinvested	49	689
Redeemed	(2,325)	(7,058)
Class L:
Subscribed	456	152
Distributions Reinvested	4	108
Redeemed	(429)	(1,875)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	54,359	(64,077)
Total Increase in Net Assets	98,998	51,324
Net Assets:
Beginning of Period	949,032	897,708
End of Period (Including Undistributed Net Investment Income of $12,647 and $4,180)	$1,048,030	$949,032

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	17,337	13,406
Shares Issued on Distributions Reinvested	105	1,280
Shares Redeemed	(13,599)	(17,453)
Net Increase (Decrease) in Class I Shares Outstanding	3,843	(2,767)
Class P:
Shares Subscribed	581	1,586
Shares Issued on Distributions Reinvested	10	153
Shares Redeemed	(1,298)	(2,442)
Net Decrease in Class P Shares Outstanding	(707)	(703)
Class H:
Shares Subscribed	82	112
Shares Issued on Distributions Reinvested	3	42
Shares Redeemed	(133)	(436)
Net Decrease in Class H Shares Outstanding	(48)	(282)
Class L:
Shares Subscribed	27	9
Shares Issued on Distributions Reinvested	— @@	7
Shares Redeemed	(25)	(116)
Net Increase (Decrease) in Class L Shares Outstanding	2	(100)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011	2010		2009		2008
Net Asset Value, Beginning of Period	$16.93		$14.99		$14.33	$11.18		$8.87		$15.75
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.24		0.11	0.30		0.23		0.31
Net Realized and Unrealized Gain (Loss)	0.65		2.19		0.69	3.02		2.30		(5.84)
Total from Investment Operations	0.84		2.43		0.80	3.32		2.53		(5.53)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.20)		(0.14)	(0.17)		(0.22)		(0.31)
Net Realized Gain	—		(0.29)		—	—		—		(1.04)
Total Distributions	(0.05)		(0.49)		(0.14)	(0.17)		(0.22)		(1.35)
Redemption Fees	—		—		—	—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$17.72		$16.93		$14.99	$14.33		$11.18		$8.87
Total Return++	4.93	%#	16.26%		5.57%	29.86%		29.65%		(38.07)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$932,893		$826,420		$773,138	$855,474		$584,820		$448,897
Ratio of Expenses to Average Net Assets (1)	1.01	%+††*	0.98	%+††	1.01%+	0.99	%+††	0.99	%+	0.95	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%+††*	0.97	%+††	1.00%+	0.98	%+††	0.96	%+	0.91	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.14	%+††*	2.45	%+††	0.76%+	2.34	%+††	2.70	%+	2.19	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00%§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	10	%#	22%		21%	41%		30%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03	%*††	N/A		1.03%	N/A		1.00	%+	0.96	%+
Net Investment Income to Average Net Assets	2.12	%*††	N/A		0.74%	N/A		2.69	%+	2.18	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

U.S. Real Estate Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011	2010		2009		2008
Net Asset Value, Beginning of Period	$16.60		$14.70		$14.07	$10.99		$8.73		$15.53
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.19		0.08	0.26		0.21		0.28
Net Realized and Unrealized Gain (Loss)	0.62		2.16		0.66	2.96		2.25		(5.77)
Total from Investment Operations	0.79		2.35		0.74	3.22		2.46		(5.49)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.16)		(0.11)	(0.14)		(0.20)		(0.27)
Net Realized Gain	—		(0.29)		—	—		—		(1.04)
Total Distributions	(0.03)		(0.45)		(0.11)	(0.14)		(0.20)		(1.31)
Redemption Fees	—		—		—	—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$17.36		$16.60		$14.70	$14.07		$10.99		$8.73
Total Return++	4.78	%#	16.02%		5.26%	29.51%		29.31%		(38.26)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$84,189		$92,240		$92,047	$89,321		$116,164		$95,828
Ratio of Expenses to Average Net Assets (1)	1.26	%+††*	1.23	%+††	1.26%+	1.24	%+††	1.24	%+	1.20	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%+††*	1.22	%+††	1.25%+	1.23	%+††	1.21	%+	1.16	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.89	%+††*	2.20	%+††	0.54%+	2.09	%+††	2.45	%+	2.05	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00%§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	10	%#	22%		21%	41%		30%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%*††	N/A		1.28%	N/A		1.25	%+	1.21	%+
Net Investment Income to Average Net Assets	1.87	%*††	N/A		0.52%	N/A		2.44	%+	2.04	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

U.S. Real Estate Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012		Period from November 11, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$16.60		$14.70		$14.52
Income from Investment Operations:
Net Investment Income†	0.17		0.19		0.07
Net Realized and Unrealized Gain	0.62		2.16		0.11
Total from Investment Operations	0.79		2.35		0.18
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.16)		—
Net Realized Gain	—		(0.29)		—
Total Distributions	(0.03)		(0.45)		—
Net Asset Value, End of Period	$17.36		$16.60		$14.70
Total Return++	4.78	%#	16.02%		1.24	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,717		$25,397		$26,644
Ratio of Expenses to Average Net Assets (1)	1.26	%+††*	1.23	%+††	1.25	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%+††*	1.22	%+††	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.89	%+††*	2.20	%+††	3.81	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§*
Portfolio Turnover Rate	10	%#	22%		21	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%*††	N/A		1.41	%*
Net Investment Income to Average Net Assets	1.87	%*††	N/A		3.65	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

U.S. Real Estate Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012		Period from November 11, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$16.59		$14.69		$14.52
Income from Investment Operations:
Net Investment Income†	0.12		0.10		0.06
Net Realized and Unrealized Gain	0.62		2.16		0.11
Total from Investment Operations	0.74		2.26		0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.07)		—
Net Realized Gain	—		(0.29)		—
Total Distributions	(0.01)		(0.36)		—
Net Asset Value, End of Period	$17.32		$16.59		$14.69
Total Return++	4.48	%#	15.44%		1.17	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,231		$4,975		$5,879
Ratio of Expenses to Average Net Assets (1)	1.76	%+††*	1.73	%+††	1.75	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.75	%+††*	1.72	%+††	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.39	%+††*	1.70	%+††	3.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§*
Portfolio Turnover Rate	10	%#	22%		21	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.78	%*††	N/A		1.91	%+*
Net Investment Income to Average Net Assets	1.37	%*††	N/A		3.17	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined

(that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$195,271	$—	$—	$195,271
Commercial Financing	2,883	—	—	2,883
Diversified	114,789	—	—	114,789
Health Care	111,964	—	—	111,964
Industrial	31,461	—	38,177	69,638
Lodging/Resorts	94,448	—	—	94,448
Manufactured Homes	18,054	—	—	18,054
Mixed Industrial/Office	13,221	—	—	13,221
Office	83,923	—	5,943	89,866
Regional Malls	220,466	—	—	220,466
Retail Free Standing	1,328	—	—	1,328
Self Storage	51,766	—	—	51,766
Shopping Centers	66,653	—	—	66,653
Total Common Stocks	1,006,227	—	44,120	1,050,347
Short-Term Investment — Investment Company	2,981	—	—	2,981
Total Assets	$1,009,208	$—	$44,120	$1,053,328

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Common Stocks (000)
Beginning Balance	$44,843
Purchases	662
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(4,048)
Change in unrealized appreciation/depreciation	2,663
Realized gains (losses)	—
Ending Balance	$44,120
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$2,663

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$38,177	Adjusted Capital Balance	Underlying Investment Financial Statements
Office
Common Stocks	$5,943	Adjusted Capital Balance	Underlying Investment Financial Statements

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on invest-

ments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2013, BRCP REIT I, LLC has drawn down approximately $6,101,000 which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2013, BRCP REIT II, LLC has drawn down approximately $8,364,000 which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2013, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $7,946,000 for which it will receive 7,946,000 shares of common stock. As of June 30, 2013, Keystone Industrial Fund, LP has drawn down approximately $7,574,000 which represents 95.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and KTR Industrial Fund II LP, the Portfolio has made a subscription commitment of $10,000,000 for which it will receive 10,000,000 shares of common stock. As of June 30, 2013, KTR Industrial Fund II LP has drawn down approximately $9,038,000 which represents 90.4% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund II, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2013, Cabot Industrial Value Fund II, LP has drawn down approximately $7,000,000 which represents 93.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund

III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2013, Cabot Industrial Value Fund III, LP has drawn down approximately $6,126,000 which represents 81.7% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.75% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.25% for Class P shares, 1.25% for Class H shares and 1.75% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $88,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust

Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $176,517,000 and $105,793,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $15,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$1,733	$161,422	$160,174	$3	$2,981

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$11,407	$16,630	$8,410	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments on partnerships, a dividend redesignation and redemptions in kind, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$(270)	$(36)	$306

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,429	$4,501

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $228,106,000 and the aggregate gross unrealized depreciation is approximately $11,950,000 resulting in net unrealized appreciation of approximately $216,156,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $8,140,000.

For the year ended December 31, 2012, the Portfolio realized gains from in-kind redemptions of approximately $779,000. The gains are not taxable income to the Portfolio.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 52.4% and 51.7%, for Class I and Class P shares, respectively.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
705613 Exp 08/31/2014

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Semi-Annual Report

June 30, 2013

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Domestic Debt Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2013

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Expense Example (unaudited)

Emerging Markets Domestic Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Domestic Debt Portfolio Class I	$1,000.00	$902.30	$1,020.58	$4.01	$4.26	0.85%
Emerging Markets Domestic Debt Portfolio Class P	1,000.00	901.30	1,019.34	5.19	5.51	1.10
Emerging Markets Domestic Debt Portfolio Class H	1,000.00	901.30	1,019.34	5.19	5.51	1.10
Emerging Markets Domestic Debt Portfolio Class L	1,000.00	899.20	1,017.70	6.73	7.15	1.43

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments

Emerging Markets Domestic Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (91.4%)
Brazil (13.2%)
Sovereign (13.2%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 - 1/1/23	BRL	15,391	$6,661
Brazilian Government International Bond,
8.50%, 1/5/24		1,190	493
			7,154
Chile (0.3%)
Sovereign (0.3%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	67,000	134
Colombia (2.8%)
Sovereign (2.8%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	2,431,000	1,120
9.85%, 6/28/27		552,000	379
			1,499
Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic International Bond,
16.00%, 7/10/20 (a)	DOP	19,400	613
Indonesia (5.7%)
Sovereign (5.7%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	10,000,000	1,109
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (b)(c)		12,000,000	1,485
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (b)		1,000,000	111
11.00%, 11/17/20		3,000,000	371
			3,076
Malaysia (7.7%)
Sovereign (7.7%)
Malaysia Government Bond,
3.43%, 8/15/14	MYR	7,258	2,306
3.81%, 2/15/17		5,750	1,841
			4,147
Mexico (12.2%)
Sovereign (12.2%)
Mexican Bonos,
7.50%, 6/3/27	MXN	54,100	4,686
Petroleos Mexicanos (Units),
7.65%, 11/24/21 (a)(b)	MXN	23,000	1,887
			6,573
	Face Amount (000)		Value (000)
Nigeria (0.5%)
Sovereign (0.5%)
Nigeria Government Bond,
16.39%, 1/27/22	NGN	39,000	$269
Peru (1.9%)
Sovereign (1.9%)
Peru Government Bond,
8.60%, 8/12/17	PEN	1,390	584
Peruvian Government International Bond (Units),
6.95%, 8/12/31 (a)(b)		1,217	456
			1,040
Poland (10.6%)
Sovereign (10.6%)
Poland Government Bond,
5.25%, 10/25/17	PLN	835	267
5.75%, 10/25/21 - 4/25/29		16,275	5,456
			5,723
Russia (9.8%)
Corporate Bond (1.0%)
VimpelCom Holdings BV,
9.00%, 2/13/18 (b)	RUB	18,200	548
Sovereign (8.8%)
Russian Federal Bond — OFZ,
8.15%, 2/3/27		132,250	4,144
Russian Foreign Bond — Eurobond,
7.85%, 3/10/18 (b)		15,000	477
7.85%, 3/10/18		5,000	159
			4,780
			5,328
South Africa (11.1%)
Sovereign (11.1%)
South Africa Government Bond,
7.00%, 2/28/31	ZAR	5,500	484
7.25%, 1/15/20		54,980	5,538
			6,022
Thailand (1.8%)
Sovereign (1.8%)
Thailand Government Bond,
5.25%, 7/13/13 - 5/12/14	THB	29,403	967
Turkey (12.7%)
Corporate Bond (2.1%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (b)	TRY	2,370	1,134

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Domestic Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (10.6%)
Turkey Government Bond,
8.50%, 9/14/22	TRY	1,000	$525
9.00%, 1/27/16 - 3/8/17		3,220	1,725
10.00%, 6/17/15		2,830	1,529
10.50%, 1/15/20		3,394	1,961
			5,740
			6,874
Total Fixed Income Securities (Cost $53,757)			49,419
	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(d) (Cost $—)		1,495	13
	Shares
Short-Term Investments (6.4%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $3,114)		3,114,400	3,114
	Face Amount (000)	Value (000)
Sovereign (0.6%)
Nigeria Treasury Bill, expires 10/24/13 (Cost $342)	$56,000	$334
Total Short-Term Investments (Cost $3,456)		3,448
Total Investments (97.8%) (Cost $57,213) (e)		52,880
Other Assets in Excess of Liabilities (2.2%)		1,208
Net Assets (100.0%)		$54,088

(a)  Consists of one or more classes of securities traded together as a unit.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

(d)  Security has been deemed illiquid at June 30, 2013.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	USD	338	$338	7/10/13	JPY	33,000	$332	$(6)
JPMorgan Chase Bank	USD	478	478	7/10/13	JPY	46,000	464	(14)
JPMorgan Chase Bank	USD	232	232	7/10/13	JPY	22,000	222	(10)
UBS AG	JPY	619,900	6,250	7/10/13	USD	6,257	6,257	7
			$7,298				$7,275	$(23)

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

DOP  —  Dominican Peso

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

MXN  —  Mexican New Peso

MYR  —  Malaysian Ringgit

NGN  —  Nigerian Naira

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	90.3%
Short-Term Investments	6.5
Other*	3.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $23,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $54,099)	$49,766
Investment in Security of Affiliated Issuer, at Value (Cost $3,114)	3,114
Total Investments in Securities, at Value (Cost $57,213)	52,880
Foreign Currency, at Value (Cost $287)	276
Cash	28
Interest Receivable	1,227
Receivable for Investments Sold	498
Tax Reclaim Receivable	48
Receivable for Portfolio Shares Sold	12
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	7
Receivable from Affiliate	— @
Other Assets	14
Total Assets	54,990
Liabilities:
Payable for Investments Purchased	442
Payable for Portfolio Shares Redeemed	302
Payable for Advisory Fees	59
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	30
Payable for Professional Fees	19
Payable for Custodian Fees	8
Payable for Sub Transfer Agency Fees	5
Payable for Directors' Fees and Expenses	5
Payable for Administration Fees	4
Payable for Distribution and Shareholder Services Fees — Class P	1
Payable for Distribution and Shareholder Services Fees — Class H	1
Payable for Distribution and Shareholder Services Fees — Class L	2
Other Liabilities	24
Total Liabilities	902
Net Assets	$54,088
Net Assets Consist of:
Paid-in-Capital	$57,866
Undistributed Net Investment Income	222
Accumulated Net Realized Gain	428
Unrealized Appreciation (Depreciation) on:
Investments	(4,333)
Foreign Currency Forward Exchange Contracts	(23)
Foreign Currency Translations	(72)
Net Assets	$54,088

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2013 (000)
CLASS I:
Net Assets	$42,967
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	3,785,668
Net Asset Value, Offering and Redemption Price Per Share	$11.35
CLASS P:
Net Assets	$4,730
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	405,679
Net Asset Value, Redemption Price Per Share	$11.66
Maximum Sales Load§§	4.25%
Maximum Sales Charge	$0.52
Maximum Offering Price Per Share	$12.18
CLASS H:
Net Assets	$2,566
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	220,131
Net Asset Value, Redemption Price Per Share	$11.66
Maximum Sales Load§§	4.00%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$12.15
CLASS L:
Net Assets	$3,825
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	335,129
Net Asset Value, Offering and Redemption Price Per Share	$11.41

@  Amount is less than $500.

§§  Effective February 25, 2013, the Directors approved the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio and an increase in the maximum initial sales charge on purchases of Class H Shares of the Portfolio from 3.50% to 4.00%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,719
Dividends from Securities of Unaffiliated Issuers	1
Dividends from Security of Affiliated Issuer	1
Income from Securities Loaned — Net	— @
Total Investment Income	1,721
Expenses:
Advisory Fees (Note B)	236
Professional Fees	61
Custodian Fees (Note F)	28
Registration Fees	25
Administration Fees (Note C)	25
Distribution and Shareholder Services Fees — Class P (Note D)	7
Distribution and Shareholder Services Fees — Class H (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	13
Shareholder Reporting Fees	9
Transfer Agency Fees (Note E)	7
Pricing Fees	4
Sub Transfer Agency Fees	4
Directors' Fees and Expenses	1
Other Expenses	8
Total Expenses	432
Waiver of Advisory Fees (Note B)	(142)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	289
Net Investment Income	1,432
Realized Gain:
Investments Sold	1,084
Foreign Currency Forward Exchange Contracts	128
Foreign Currency Transactions	130
Net Realized Gain	1,342
Change in Unrealized Appreciation (Depreciation):
Investments	(8,778)
Foreign Currency Forward Exchange Contracts	(77)
Foreign Currency Translations	(89)
Net Change in Unrealized Appreciation (Depreciation)	(8,944)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(7,602)
Net Decrease in Net Assets Resulting from Operations	$(6,170)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Emerging Markets Domestic Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,432	$4,430
Net Realized Gain (Loss)	1,342	(2,403)
Net Change in Unrealized Appreciation (Depreciation)	(8,944)	9,647
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,170)	11,674
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(530)	(2,342)
Net Realized Gain	—	(13)
Class P:
Net Investment Income	(52)	(158)
Net Realized Gain	—	(1)
Class H:
Net Investment Income	(28)	(91)
Net Realized Gain	—	(1)
Class L:
Net Investment Income	(41)	(130)
Net Realized Gain	—	(1)
Total Distributions	(651)	(2,737)
Capital Share Transactions:(1)
Class I:
Subscribed	8,100	37,923
Distributions Reinvested	321	859
Redeemed	(8,689)	(66,914)
Class P:
Subscribed	366	433
Distributions Reinvested	48	159
Redeemed	(830)	(2,440)
Class H:
Subscribed	—	44
Distributions Reinvested	28	91
Redeemed	(196)	(418)
Class L:
Subscribed	254	405
Distributions Reinvested	41	131
Redeemed	(584)	(1,431)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,141)	(31,158)
Redemption Fees	— @	10
Total Decrease in Net Assets	(7,962)	(22,211)
Net Assets:
Beginning of Period	62,050	84,261
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $222 and $(559))	$54,088	$62,050
(1) Capital Share Transactions:
Class I:
Shares Subscribed	635	3,179
Shares Issued on Distributions Reinvested	26	71
Shares Redeemed	(701)	(5,616)
Net Decrease in Class I Shares Outstanding	(40)	(2,366)
Class P:
Shares Subscribed	29	35
Shares Issued on Distributions Reinvested	4	13
Shares Redeemed	(64)	(199)
Net Decrease in Class P Shares Outstanding	(31)	(151)
Class H:
Shares Subscribed	—	3
Shares Issued on Distributions Reinvested	2	7
Shares Redeemed	(15)	(33)
Net Decrease in Class H Shares Outstanding	(13)	(23)
Class L:
Shares Subscribed	20	33
Shares Issued on Distributions Reinvested	3	11
Shares Redeemed	(51)	(119)
Net Decrease in Class L Shares Outstanding	(28)	(75)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$12.71		$11.23		$12.44		$12.15		$9.94		$11.47
Income (Loss) from Investment Operations:
Net Investment Income†	0.29		0.65		0.64		0.87		0.71		1.03
Net Realized and Unrealized Gain (Loss)	(1.52)		1.22		(1.07)		0.92		1.64		(2.15)
Total from Investment Operations	(1.23)		1.87		(0.43)		1.79		2.35		(1.12)
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.39)		(0.64)		(0.93)		(0.09)		(0.41)
Net Realized Gain	—		(0.00	)‡	(0.14)		(0.57)		(0.05)		—
Total Distributions	(0.13)		(0.39)		(0.78)		(1.50)		(0.14)		(0.41)
Redemption Fees	—		0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$11.35		$12.71		$11.23		$12.44		$12.15		$9.94
Total Return++	(9.77	)%#	16.89%		(3.66)%		15.07%		23.75%		(10.07)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,967		$48,641		$69,557		$28,864		$38,041		$21,887
Ratio of Expenses to Average Net Assets (1)	0.85	%+††*	0.84	%+††	0.83	%+††	0.84	%+††	0.84	%+	0.83%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.84	%+††	0.84	%+	0.81%+
Ratio of Net Investment Income to Average Net Assets (1)	4.61	%+††*	5.40	%+††	5.21	%+††	7.12	%+††	6.44	%+	9.16%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.02	%††	0.01	%††	0.01%		0.01%
Portfolio Turnover Rate	62	%#	84%		85%		109%		138%		248%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%††*	1.18	%††	1.19	%††	1.29	%+††	1.35	%+	1.61%+
Net Investment Income to Average Net Assets	4.16	%††*	5.06	%††	4.85	%††	6.67	%+††	5.93	%+	8.38%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class P
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$13.06		$11.54		$12.76		$12.42		$10.18		$11.77
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.64		0.63		0.86		0.84		0.94
Net Realized and Unrealized Gain (Loss)	(1.56)		1.25		(1.10)		0.94		1.53		(2.13)
Total from Investment Operations	(1.28)		1.89		(0.47)		1.80		2.37		(1.19)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.37)		(0.61)		(0.89)		(0.08)		(0.40)
Net Realized Gain	—		(0.00	)‡	(0.14)		(0.57)		(0.05)		—
Total Distributions	(0.12)		(0.37)		(0.75)		(1.46)		(0.13)		(0.40)
Redemption Fees	—		0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$11.66		$13.06		$11.54		$12.76		$12.42		$10.18
Total Return++	(9.87	)%#	16.56%		(3.90)%		14.88%		23.43%		(10.34)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,730		$5,712		$6,784		$6,792		$4,379		$3,640
Ratio of Expenses to Average Net Assets (1)	1.10	%+††*	1.09	%+††	1.08	%+††	1.09	%+††	1.09	%+	1.12%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.09	%+††	1.09	%+	1.10%+
Ratio of Net Investment Income to Average Net Assets (1)	4.36	%+††*	5.15	%+††	4.96	%+††	6.87	%+††	7.52	%+	8.56%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.02	%††	0.01	%††	0.01%		0.01%
Portfolio Turnover Rate	62	%#	84%		85%		109%		138%		248%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.55	%††*	1.43	%††	1.44	%††	1.54	%+††	1.62	%+	2.31%+
Net Investment Income to Average Net Assets	3.91	%††*	4.81	%††	4.60	%††	6.42	%+††	6.99	%+	7.37%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class H
	Six Months Ended June 30, 2013		Year Ended December 31,								Period from January 2, 2008^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$13.06		$11.54		$12.76		$12.42		$10.18		$11.86
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.64		0.62		0.86		0.71		0.88
Net Realized and Unrealized Gain (Loss)	(1.56)		1.25		(1.09)		0.94		1.66		(2.17)
Total from Investment Operations	(1.28)		1.89		(0.47)		1.80		2.37		(1.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.37)		(0.61)		(0.89)		(0.08)		(0.39)
Net Realized Gain	—		(0.00	)‡	(0.14)		(0.57)		(0.05)		—
Total Distributions	(0.12)		(0.37)		(0.75)		(1.46)		(0.13)		(0.39)
Redemption Fees	—		0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$11.66		$13.06		$11.54		$12.76		$12.42		$10.18
Total Return++	(9.87	)%#	16.57%		(3.88)%		14.86%		23.40%		(10.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,566		$3,049		$2,955		$2,021		$2,316		$1,758
Ratio of Expenses to Average Net Assets (1)	1.10	%+††*	1.09	%+††	1.08	%+††	1.09	%+††	1.09	%+	1.18	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.09	%+††	1.09	%+	1.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.36	%+††*	5.15	%+††	4.96	%+††	6.87	%+††	6.37	%+	7.66	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.02	%††	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	62	%#	84%		85%		109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.55	%††*	1.43	%††	1.44	%††	1.54	%+††	1.57	%+	2.11	%+*
Net Investment Income to Average Net Assets	3.91	%††*	4.81	%††	4.60	%††	6.42	%+††	5.89	%+	6.73	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class L
	Six Months Ended June 30, 2013		Year Ended December 31,								Period from January 2, 2008^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$12.80		$11.33		$12.54		$12.24		$10.09		$11.84
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.57		0.55		0.79		0.92		0.50
Net Realized and Unrealized Gain (Loss)	(1.53)		1.22		(1.07)		0.92		1.36		(1.87)
Total from Investment Operations	(1.28)		1.79		(0.52)		1.71		2.28		(1.37)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.32)		(0.55)		(0.84)		(0.08)		(0.38)
Net Realized Gain	—		(0.00	)‡	(0.14)		(0.57)		(0.05)		—
Total Distributions	(0.11)		(0.32)		(0.69)		(1.41)		(0.13)		(0.38)
Redemption Fees	—		0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$11.41		$12.80		$11.33		$12.54		$12.24		$10.09
Total Return++	(10.08	)%#	15.99%		(4.34)%		14.18%		22.80%		(11.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,825		$4,648		$4,965		$4,668		$1,305		$342
Ratio of Expenses to Average Net Assets (1)	1.43	%+††*^^	1.59	%+††	1.58	%+††	1.59	%+††	1.59	%+	1.72	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.59	%+††	1.59	%+	1.60	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.03	%+††*	4.65	%+††	4.46	%+††	6.37	%+††	8.21	%+	8.78	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.02	%††	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	62	%#	84%		85%		109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.88	%††*	1.93	%††	1.94	%††	2.04	%+††	2.02	%+	3.03	%+*
Net Investment Income to Average Net Assets	3.58	%††*	4.31	%††	4.10	%††	5.92	%+††	7.78	%+	7.47	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

^^  Effective February 25, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class L shares. Prior to February 25, 2013, the maximum ratio was 1.60% for Class L shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Domestic Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price). If there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statement of Assets and Liabilities.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,682	$—	$1,682
Sovereign	—	47,737	—	47,737
Total Fixed Income Investments	—	49,419	—	49,419
Warrant	—	13	—	13
Short-Term Investments
Investment Company	3,114	—	—	3,114
Sovereign	—	334	—	334
Total Short-Term Investments	3,114	334	—	3,448
Foreign Currency Forward Exchange Contract	—	7	—	7
Total Assets	3,114	49,773	—	52,887
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(30)	—	(30)
Total	$3,114	$49,743	$—	$52,857

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions re-

duce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$7
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(30)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$128
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(77)

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
UBS AG	$7	—	—	$7
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than 0) (000)
JPMorgan Chase	$30	—	—	$30

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$10,299,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

During the period ended June 30, 2013, the Portfolio did lend securities to qualified financial institutions. During that time, the Portfolio had the right under the lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Portfolio did not have any outstanding securities on loan.

7.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.29% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.10% for Class P shares, 1.10% for Class H shares and 1.60% for Class L shares. Effective February 25, 2013, the expense cap for Class L shares was reduced to 1.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $142,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution fee for the Portfolio's Class L shares from 0.50% to 0.25% of the average daily net assets of such Class, effective February 25, 2013.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $36,850,000 and $39,199,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$919	$19,556	$17,361	$1	$3,114

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,721	$15	$3,852	$949

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and dividend redesignations, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(2,259)	$2,259	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
—	$557

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $834,000 and the aggregate gross unrealized depreciation is approximately $5,167,000 resulting in net unrealized depreciation of approximately $4,333,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2012, the Portfolio deferred to January 1, 2013 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$492	—

I. Other: Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of counterparty's failure to complete the transaction.

At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 66.6% and 65.8%, for Class I and Class P shares, respectively.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2013

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMDSAN
705627 Exp 08/31/2014

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2013